UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08821
                                                    --------------------

                              Rydex Variable Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                           Rockville, Maryland 20850
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100
                                                           -------------

                   Date of fiscal year end: December 31, 2007
                                           -----------------------------

                    Date of reporting period: March 31, 2007
                                             ---------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 76.8%

FINANCIALS 16.5%
  INSURANCE 4.5%
  American International Group, Inc.                    11,004   $      739,689
  MetLife, Inc.                                          9,100          574,665
  Hartford Financial Services Group, Inc.+               4,930          471,209
  Travelers Cos., Inc.                                   8,430          436,421
  Lincoln National Corp.                                 5,970          404,706
  ACE Ltd.                                               7,060          402,844
  Genworth Financial, Inc. -- Class A+                  10,890          380,497
  XL Capital Ltd.+                                       5,230          365,891
  Allstate Corp.                                         4,900          294,294
  Loews Corp.                                            5,400          245,322
                                                                 --------------

TOTAL INSURANCE                                                       4,315,538
                                                                 --------------

  DIVERSIFIED FINANCIALS 4.2%
  Bank of America Corp.                                 32,071        1,636,262
  J.P. Morgan Chase & Co.                               26,310        1,272,878
  Citigroup, Inc.                                       22,885        1,174,916
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                          4,084,056
                                                                 --------------

  BANKS 3.4%
  Wells Fargo & Co.                                     27,550          948,546
  Wachovia Corp.                                        16,450          905,572
  PNC Financial Services Group, Inc.                     5,990          431,100
  National City Corp.                                   11,090          413,103
  Regions Financial Corp.+                               9,470          334,954
  Zions Bancorporation                                   2,640          223,133
  U.S. Bancorp+                                          2,040           71,339
                                                                 --------------

TOTAL BANKS                                                           3,327,747
                                                                 --------------

  CAPITAL MARKETS 2.4%
  Mellon Financial Corp.+                                9,270          399,908
  Charles Schwab Corp.+                                 21,440          392,137
  Ameriprise Financial, Inc.                             6,500          371,410
  E*Trade Financial Corp.*+                             15,331          325,324
  Goldman Sachs Group, Inc.                              1,020          210,763
  Merrill Lynch & Co., Inc.+                             2,550          208,258
  Morgan Stanley                                         2,575          202,807

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Janus Capital Group, Inc.+                             9,290   $      194,254
                                                                 --------------

TOTAL CAPITAL MARKETS                                                 2,304,861
                                                                 --------------

  REAL ESTATE 0.7%
  ProLogis+                                              5,640          366,206
  Boston Properties, Inc.+                               2,180          255,932
  Host Hotels & Resorts, Inc.+                           3,020           79,456
                                                                 --------------

TOTAL REAL ESTATE                                                       701,594
                                                                 --------------

  THRIFTS & MORTGAGE FINANCE 0.7%
  MGIC Investment Corp.+                                 5,530          325,828
  Countrywide Financial Corp.+                           9,454          318,032
  Fannie Mae                                               720           39,298
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        683,158
                                                                 --------------

  CONSUMER FINANCE 0.6%
  Capital One Financial Corp.+                           6,170          465,588
  American Express Co.                                   2,180          122,952
                                                                 --------------

TOTAL CONSUMER FINANCE                                                  588,540
                                                                 --------------

TOTAL FINANCIALS                                                     16,005,494
                                                                 --------------

INFORMATION TECHNOLOGY 11.4%
  COMPUTERS & PERIPHERALS 3.0%
  International Business Machines Corp.                 11,830        1,115,096
  Hewlett-Packard Co.                                   23,530          944,494
  Lexmark International, Inc.*+                          5,050          295,223
  Apple Computer, Inc.*                                  2,820          262,006
  NCR Corp.*                                             4,830          230,729
  Dell, Inc. *                                             700           16,247
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                         2,863,795
                                                                 --------------

  SOFTWARE 2.5%
  Microsoft Corp.                                       40,060        1,116,472
  Oracle Corp.*                                         34,120          618,596
  Symantec Corp.*+                                      22,710          392,883
  Compuware Corp. *                                     31,310          297,132
                                                                 --------------

TOTAL SOFTWARE                                                        2,425,083
                                                                 --------------

  COMMUNICATIONS EQUIPMENT 1.9%
  Cisco Systems, Inc. *                                 24,870          634,931

--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Motorola, Inc.                                        29,750   $      525,683
  Avaya, Inc.*                                          26,205          309,481
  Tellabs, Inc.*+                                       31,190          308,781
  Qualcomm, Inc.                                         2,270           96,838
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                        1,875,714
                                                                 --------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.8%
  Applied Materials, Inc. +                             24,310          445,359
  Intel Corp.                                           18,880          361,174
  Teradyne, Inc.*+                                      19,920          329,477
  Novellus Systems, Inc.*+                              10,050          321,801
  KLA-Tencor Corp.+                                      3,630          193,552
  Nvidia Corp.*                                          2,790           80,296
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         1,731,659
                                                                 --------------

  IT CONSULTING & SERVICES 1.2%
  First Data Corp.                                      16,250          437,125
  Convergys Corp. *                                     12,430          315,846
  Sabre Holdings Corp.                                   7,840          256,760
  Electronic Data Systems Corp.                          4,050          112,104
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                        1,121,835
                                                                 --------------

  INTERNET SOFTWARE & SERVICES 0.6%
  VeriSign, Inc.*                                       13,360          335,603
  Google, Inc. -- Class A *                                610          279,478
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                      615,081
                                                                 --------------

  OFFICE ELECTRONICS 0.4%
  Xerox Corp.*+                                         22,890          386,612
                                                                 --------------

TOTAL OFFICE ELECTRONICS                                                386,612
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                         11,019,779
                                                                 --------------

HEALTH CARE 9.3%
  PHARMACEUTICALS 4.5%
  Pfizer, Inc.                                          53,340        1,347,368
  Johnson & Johnson, Inc.+                              13,360          805,073
  Schering-Plough Corp.                                 21,290          543,108
  Forest Laboratories, Inc.*+                            7,570          389,401
  Mylan Laboratories, Inc.+                             16,020          338,663
  King Pharmaceuticals, Inc.*+                          17,210          338,521

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Merck & Co., Inc.+                                     6,090   $      268,995
  Abbott Laboratories                                    3,470          193,626
  Wyeth                                                  1,900           95,057
  Bristol-Myers Squibb Co.                                 460           12,770
  Eli Lilly & Co.+                                         120            6,445
                                                                 --------------

TOTAL PHARMACEUTICALS                                                 4,339,027
                                                                 --------------

  HEALTH CARE PROVIDERS & SERVICES 2.7%
  UnitedHealth Group, Inc.                               8,860          469,314
  Aetna, Inc.                                            9,630          421,698
  CIGNA Corp.                                            2,660          379,476
  Humana, Inc.*                                          5,840          338,837
  Quest Diagnostics, Inc.                                6,490          323,656
  AmerisourceBergen Corp.+                               5,870          309,642
  Coventry Health Care, Inc. *                           4,940          276,887
  Laboratory Corporation of America Holdings*              740           53,746
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,573,256
                                                                 --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
  Thermo Fisher Scientific, Inc.*                        8,960          418,880
  Zimmer Holdings, Inc.*                                 4,860          415,093
  Boston Scientific Corp. *                             17,460          253,868
  Bausch & Lomb, Inc.                                    3,130          160,131
  Medtronic, Inc.+                                         790           38,757
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,286,729
                                                                 --------------

  BIOTECHNOLOGY 0.8%
  Amgen, Inc.* +                                        10,170          568,300
  Biogen Idec, Inc. *                                    4,790          212,580
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                     780,880
                                                                 --------------

TOTAL HEALTH CARE                                                     8,979,892
                                                                 --------------

INDUSTRIALS 8.8%
  INDUSTRIAL CONGLOMERATES 2.6%
  General Electric Co.                                  51,890        1,834,831
  Tyco International Ltd.                               20,780          655,609
  3M Co.                                                   510           38,979
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                        2,529,419
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  AEROSPACE & DEFENSE 2.0%
  Lockheed Martin Corp.+                                 5,120   $      496,743
  General Dynamics Corp.                                 6,210          474,444
  Northrop Grumman Corp.                                 6,070          450,515
  Raytheon Co.                                           5,290          277,513
  United Technologies Corp.+                             2,190          142,350
  Boeing Co.                                             1,270          112,916
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                             1,954,481
                                                                 --------------

  MACHINERY 1.6%
  Eaton Corp.+                                           4,520          377,691
  Terex Corp.*                                           5,240          376,023
  Cummins, Inc.                                          2,470          357,458
  Dover Corp.                                            7,220          352,408
  Paccar, Inc.+                                          1,430          104,962
                                                                 --------------

TOTAL MACHINERY                                                       1,568,542
                                                                 --------------

  ROAD & RAIL 1.4%
  Union Pacific Corp.                                    4,530          460,021
  Norfolk Southern Corp.                                 8,600          435,160
  CSX Corp.                                             10,590          424,130
                                                                 --------------

TOTAL ROAD & RAIL                                                     1,319,311
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 0.5%
  Allied Waste Industries, Inc.* +                      25,140          316,513
  RR Donnelley & Sons Co.                                5,780          211,490
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    528,003
                                                                 --------------

  AIR FREIGHT & COURIERS 0.4%
  FedEx Corp.                                            2,080          223,454
  United Parcel Service, Inc. -- Class B                 2,070          145,107
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            368,561
                                                                 --------------

  ELECTRICAL EQUIPMENT 0.3%
  Cooper Industries Ltd. -- Class A                      5,520          248,345
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                              248,345
                                                                 --------------

TOTAL INDUSTRIALS                                                     8,516,662
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 8.6%
  MEDIA 3.5%
  Walt Disney Co.+                                      20,660   $      711,324
  Time Warner, Inc.+                                    23,410          461,645
  CBS Corp.+                                            14,420          441,108
  Comcast Corp. -- Class A *+                           14,545          377,443
  Gannett Co., Inc.                                      6,190          348,435
  Meredith Corp.+                                        5,270          302,445
  EW Scripps Co. -- Class A                              6,660          297,569
  DIRECTV Group, Inc.*+                                 10,780          248,694
  Tribune Co.+                                           4,860          156,055
  News Corp. -- Class A                                    450           10,404
                                                                 --------------

TOTAL MEDIA                                                           3,355,122
                                                                 --------------

  SPECIALTY RETAIL 1.3%
  Sherwin-Williams Co.+                                  5,080          335,483
  OfficeMax, Inc.                                        6,220          328,043
  The Gap, Inc.                                         17,970          309,264
  Home Depot, Inc.+                                      4,450          163,493
  TJX Cos., Inc.                                         6,030          162,569
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                1,298,852
                                                                 --------------

  MULTILINE RETAIL 1.3%
  Federated Department Stores, Inc.+                     9,640          434,282
  Dillard's, Inc. -- Class A+                            8,560          280,169
  Kohl's Corp.*+                                         3,080          235,959
  Big Lots, Inc. *+                                      5,010          156,713
  J.C. Penney Co., Inc.                                  1,100           90,376
  Target Corp.+                                            240           14,222
  Nordstrom, Inc.                                          240           12,717
                                                                 --------------

TOTAL MULTILINE RETAIL                                                1,224,438
                                                                 --------------

  HOTELS, RESTAURANTS & LEISURE 0.9%
  Wyndham Worldwide Corp.*                               9,530          325,450
  Hilton Hotels Corp.+                                   6,030          216,839
  Carnival Corp.                                         4,590          215,087
  McDonald's Corp.                                       2,620          118,031
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     875,407
                                                                 --------------

  HOUSEHOLD DURABLES 0.9%
  Stanley Works                                          5,610          310,569
  KB HOME+                                               6,355          271,168

--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Lennar Corp. -- Class A+                               6,200   $      261,702
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                843,439
                                                                 --------------

  INTERNET & CATALOG RETAIL 0.3%
  IAC/InterActiveCorp*+                                  8,140          306,959
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                         306,959
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 0.2%
  Apollo Group, Inc. -- Class A*+                        4,610          202,379
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    202,379
                                                                 --------------

  AUTOMOBILES 0.1%
  Harley-Davidson, Inc.+                                 2,490          146,288
                                                                 --------------

TOTAL AUTOMOBILES                                                       146,288
                                                                 --------------

  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Mattel, Inc.                                           2,860           78,850
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       78,850
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          8,331,734
                                                                 --------------

ENERGY 7.9%
  OIL & GAS 6.6%
  Exxon Mobil Corp.                                     34,710        2,618,869
  Chevron Corp.                                          9,750          721,110
  ConocoPhillips                                         9,730          665,046
  Valero Energy Corp.+                                   8,640          557,194
  Occidental Petroleum Corp.                            10,830          534,027
  Marathon Oil Corp.                                     5,310          524,787
  Anadarko Petroleum Corp. +                             9,600          412,608
  El Paso Corp.                                         24,930          360,737
                                                                 --------------

TOTAL OIL & GAS                                                       6,394,378
                                                                 --------------

  ENERGY EQUIPMENT & SERVICES 1.3%
  National-Oilwell Varco, Inc.*                          5,270          409,954
  ENSCO International, Inc.+                             6,790          369,376
  Halliburton Co.                                       10,280          326,287

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Schlumberger Ltd.+                                     2,200   $      152,020
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     1,257,637
                                                                 --------------

TOTAL ENERGY                                                          7,652,015
                                                                 --------------

CONSUMER STAPLES 6.8%
  TOBACCO 1.8%
  Altria Group, Inc.                                    15,730        1,381,251
  Reynolds American, Inc.                                5,710          356,361
                                                                 --------------

TOTAL TOBACCO                                                         1,737,612
                                                                 --------------

  BEVERAGES 1.6%
  PepsiCo, Inc.                                          7,470          474,793
  Molson Coors Brewing Co. -- Class B+                   3,770          356,717
  Pepsi Bottling Group, Inc.                            10,230          326,235
  Coca-Cola Co.                                          5,560          266,880
  Anheuser-Busch Cos., Inc. +                            2,910          146,839
                                                                 --------------

TOTAL BEVERAGES                                                       1,571,464
                                                                 --------------

  FOOD & DRUG RETAILING 1.3%
  Kroger Co.                                            15,670          442,677
  Safeway, Inc.+                                        11,180          409,635
  Wal-Mart Stores, Inc.                                  8,450          396,728
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                           1,249,040
                                                                 --------------

  HOUSEHOLD PRODUCTS 1.2%
  Procter & Gamble Co.                                  18,900        1,193,724
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                              1,193,724
                                                                 --------------

  FOOD PRODUCTS 0.9%
  Archer-Daniels-Midland Co. +                          11,945          438,381
  Dean Foods Co. *                                       6,975          326,012
  General Mills, Inc.                                    1,425           82,964
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     847,357
                                                                 --------------

TOTAL CONSUMER STAPLES                                                6,599,197
                                                                 --------------

UTILITIES 2.8%
  MULTI-UTILITIES 1.4%
  PG&E Corp.+                                            8,340          402,572
  DTE Energy Co.+                                        7,280          348,712

--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  CenterPoint Energy, Inc.+                             18,460   $      331,172
  Sempra Energy+                                         4,780          291,628
                                                                 --------------

TOTAL MULTI-UTILITIES                                                 1,374,084
                                                                 --------------

  ELECTRIC UTILITIES 1.4%
  Duke Energy Corp.+                                    22,280          452,061
  Pinnacle West Capital Corp.                            6,460          311,695
  FirstEnergy Corp.+                                     3,930          260,323
  Edison International+                                  5,120          251,546
  Allegheny Energy, Inc.*                                1,300           63,882
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                              1,339,507
                                                                 --------------

TOTAL UTILITIES                                                       2,713,591
                                                                 --------------

TELECOMMUNICATION SERVICES 2.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
  AT&T, Inc.                                            28,590        1,127,304
  Verizon Communications, Inc.                           9,520          360,999
  Embarq Corp.                                           6,320          356,132
  CenturyTel, Inc.+                                      7,190          324,916
  Windstream Corp.+                                      3,470           50,974
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          2,220,325
                                                                 --------------

  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Alltel Corp.                                           2,248          139,376
  Sprint Nextel Corp.+                                   4,970           94,231
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               233,607
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                      2,453,932
                                                                 --------------

MATERIALS 2.2%
  METALS & MINING 0.8%
  United States Steel Corp.+                             4,070          403,622
  Nucor Corp.+                                           4,140          269,638
  Freeport-McMoRan Copper & Gold, Inc. -- Class B+       2,222          147,074
                                                                 --------------

TOTAL METALS & MINING                                                   820,334
                                                                 --------------

  CHEMICALS 0.7%
  Ashland, Inc.                                          4,830          316,848

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  E.I. du Pont de Nemours and Co.+                       5,310   $      262,473
  Sigma-Aldrich Corp.                                    1,370           56,883
                                                                 --------------

TOTAL CHEMICALS                                                         636,204
                                                                 --------------

  PAPER & FOREST PRODUCTS 0.4%
  International Paper Co.+                               9,880          359,632
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                           359,632
                                                                 --------------

  CONTAINERS & PACKAGING 0.3%
  Temple-Inland, Inc.+                                   5,570          332,752
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            332,752
                                                                 --------------

TOTAL MATERIALS                                                       2,148,922
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $64,465,802)                                                 74,421,218
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                                  ------------
REPURCHASE AGREEMENTS 20.8%
Collateralized by U.S. Treasury Obligations
  Mizuho at
    5.09% due 04/02/07                               4,089,833        4,089,833
  CSFB at
    5.09% due 04/02/07 ++                            1,342,974        1,342,974
  UBS at
    5.09% due 04/02/07                               4,089,833        4,089,833
  Lehman at
    5.06% due 04/02/07 ++                            6,518,572        6,518,572
  Morgan Stanley at
    5.05% due 04/02/07                               4,089,833        4,089,833
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $20,131,046)                                                 20,131,046
                                                                 --------------

SECURITIES LENDING COLLATERAL 12.2%
Investment in Securities Lending Short Term
  Investment Portfolio held by U.S. Bank            11,804,695       11,804,695

--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,804,695)                                                   11,804,695
                                                                 --------------

TOTAL INVESTMENTS 109.8%
  (Cost $96,401,543)                                             $  106,356,959
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.8)%                   $   (9,473,630)
                                                                 --------------
NET ASSETS - 100.0%                                              $   96,883,329

                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 S&P 500 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $17,952,775)        251   $      182,059
                                                                 --------------

                                                         UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED 55.0%
  June 2007 S&P 500 Index Swap, Maturing
    06/14/07**
  (Notional Market Value $39,777,254)                   27,995   $    1,041,324
  June 2007 S&P 500 Index Swap, Maturing
    06/29/06**
  (Notional Market Value $13,464,141)                    9,476           31,035
                                                                 --------------

(TOTAL NOTIONAL MARKET VALUE $53,241,395)                             1,072,359

*     Non-Income Producing Security.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2007.

++ All or a portion of this security is held as equity index swap collateral at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 35.9%
Federal Farm Credit Bank*
  5.10% due 04/03/07                              $  3,000,000   $    2,999,575
  5.15% due 05/04/07                                 3,000,000        2,986,267
Federal Home Loan Bank*
  5.07% due 04/02/07                                 3,000,000        3,000,000
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $8,985,842)                                                   8,985,842
                                                                 --------------
REPURCHASE AGREEMENTS 65.0%
Collateralized by U.S. Treasury
  Obligations

  Mizuho at
     5.09% due 04/02/07                              3,772,577   $    3,772,577
  UBS at
     5.09% due 04/02/07                              3,772,577        3,772,577
  CSFB at
     5.09% due 04/02/07+                               795,474          795,474
  Lehman Brothers Inc.  at
     5.06% due 04/02/07+                             4,178,055        4,178,055
  Morgan Stanley at
     5.05% due 04/02/07                              3,772,577        3,772,577
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $16,291,260)                                                 16,291,260
                                                                 --------------
TOTAL INVESTMENTS 100.9%
  (Cost $25,277,102)                                             $   25,277,102
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.9)%                                                $     (231,509)
                                                                 --------------
NET ASSETS - 100.0%                                              $   25,045,593
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS             LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $3,790,825)                                     53   $      (65,903)

                                                                     UNREALIZED
                                                         UNITS           (LOSS)
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
June 2007 S&P 500 Index
Swap, Maturing 06/14/07**
  (Notional Market Value
  $13,109,630)                                           9,227   $     (166,001)
June 2007 S&P 500 Index
Swap, Maturing 06/28/07**
  (Notional Market Value
  $7,695,579)                                            5,416          (17,784)

(TOTAL NOTIONAL MARKET VALUE $20,805,209)                              (183,785)
                                                                 --------------

* This issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 90.4%

INFORMATION TECHNOLOGY 56.0%
   SOFTWARE 14.6%
   Microsoft Corp.                                      110,310   $   3,074,340
   Oracle Corp.*                                         79,256       1,436,911
   Cadence Design Systems, Inc.*+                        40,010         842,611
   Adobe Systems, Inc.*                                  18,630         776,871
   Symantec Corp.*+                                      44,847         775,853
   Intuit, Inc.*                                         13,060         357,322
   Check Point Software Technologies Ltd.*+              14,080         313,702
   Citrix Systems, Inc.*+                                 7,920         253,678
   BEA Systems, Inc.*                                    20,360         235,972
   Electronic Arts, Inc.*                                 4,090         205,972
   Autodesk, Inc.*                                        5,360         201,536
   Activision, Inc.*+                                     3,120          59,093
                                                                  -------------

TOTAL SOFTWARE                                                        8,533,861
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 10.9%
   Qualcomm, Inc.                                        67,740       2,889,788
   Cisco Systems, Inc.*                                  79,260       2,023,508
   Research In Motion, Ltd.*+                             6,140         838,049
   Juniper Networks, Inc.*+                              14,430         283,982
   Tellabs, Inc.*+                                       16,890         167,211
   Telefonaktiebolaget LM Ericsson  -- SP ADR             3,770         139,829
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                        6,342,367
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 9.7%
   Intel Corp.                                           60,720       1,161,574
   Applied Materials, Inc.+                              59,072       1,082,199
   Lam Research Corp.*+                                  19,318         914,514
   KLA-Tencor Corp.+                                     12,650         674,498
   Broadcom Corp. -- Class A*                            12,490         400,554
   Xilinx, Inc.+                                         14,880         382,863
   Nvidia Corp.*                                         13,080         376,442
   Altera Corp.*+                                        14,230         284,458
   Marvell Technology Group Ltd.*+                       13,340         224,245
   Maxim Integrated Products, Inc.                        6,370         187,278
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         5,688,625
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   COMPUTERS & PERIPHERALS 9.7%
   Apple Computer, Inc.*                                 41,800   $   3,883,638
   Dell, Inc.*                                           28,470         660,789
   Network Appliance, Inc.*                              11,930         435,684
   SanDisk Corp.*+                                        7,190         314,922
   Sun Microsystems, Inc.*+                              36,450         219,064
   Logitech International SA*+                            5,270         146,664
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         5,660,761
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 7.8%
   Google, Inc. -- Class A*                               4,640       2,125,862
   eBay, Inc.*+                                          34,863       1,155,709
   VeriSign, Inc.*+                                      33,440         840,013
   Akamai Technologies, Inc.*+                            4,770         238,118
   Yahoo!, Inc.*+                                         6,580         205,888
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                    4,565,590
                                                                  -------------

   IT CONSULTING & SERVICES 2.4%
   Fiserv, Inc.*                                         13,590         721,085
   Cognizant Technology Solutions Corp. -- Class A*+      4,230         373,382
   Infosys Technologies Ltd. -- SP ADR                    3,450         173,363
   CheckFree Corp.*                                       3,330         123,510
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                        1,391,340
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
   CDW Corp.+                                             5,420         332,951
   Flextronics International Ltd.*+                      19,430         212,564
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                545,515
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         32,728,059
                                                                  -------------

CONSUMER DISCRETIONARY 14.9%
   MEDIA 4.8%
   Comcast Corp. -- Class A*+                            58,875       1,527,806
   EchoStar Communications Corp.*                         7,070         307,050
   Sirius Satellite Radio, Inc.*+                        85,231         272,739
   Lamar Advertising Co. -- Class A+                      4,270         268,882

--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Liberty Global, Inc. -- Class A*                       7,530   $     247,963
   Virgin Media, Inc.+                                    3,660          92,415
   XM Satellite Radio Holdings, Inc.*+                    5,380          69,510
                                                                  -------------

TOTAL MEDIA                                                           2,786,365
                                                                  -------------

   INTERNET & CATALOG RETAIL 2.6%
   Liberty Media Corp - Interactive*                     29,590         704,834
   IAC/InterActiveCorp*+                                 11,620         438,190
   Expedia, Inc.*+                                       13,220         306,439
   Amazon.com, Inc.*+                                     2,630         104,648
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                       1,554,111
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 2.5%
   Starbucks Corp.*+                                     32,710       1,025,786
   Wynn Resorts Ltd.+                                     4,830         458,174
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,483,960
                                                                  -------------

   SPECIALTY RETAIL 2.0%
   Staples, Inc.+                                        23,097         596,827
   Bed Bath & Beyond, Inc.*+                              8,460         339,838
   Ross Stores, Inc.                                      7,290         250,776
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                1,187,441
                                                                  -------------

   MULTILINE RETAIL 1.8%
   Sears Holdings Corp.*                                  5,750       1,035,920
                                                                  -------------

TOTAL MULTILINE RETAIL                                                1,035,920
                                                                  -------------

   HOUSEHOLD DURABLES 0.7%
   Garmin Ltd.+                                           7,269         393,616
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                393,616
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Apollo Group, Inc. -- Class A*+                        6,660         292,374
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    292,374
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          8,733,787
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
HEALTH CARE 12.2%
   BIOTECHNOLOGY 8.2%
   Gilead Sciences, Inc.*+                               17,170   $   1,313,505
   Amgen, Inc.*+                                         22,070       1,233,272
   Celgene Corp.*+                                       13,423         704,170
   Genzyme Corp.*                                        10,890         653,618
   Biogen Idec, Inc.*                                    10,050         446,019
   Medimmune, Inc.*+                                      7,340         267,103
   Vertex Pharmaceuticals, Inc.*                          3,700         103,748
   Amylin Pharmaceuticals, Inc.*+                         2,640          98,630
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                   4,820,065
                                                                  -------------

   PHARMACEUTICALS 1.7%
   Teva Pharmaceutical Industries Ltd.  -- SP ADR+       21,727         813,241
   Sepracor, Inc.*+                                       3,530         164,604
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   977,845
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   Biomet, Inc.                                          12,030         511,155
   Intuitive Surgical, Inc.*+                             1,270         154,394
   DENTSPLY International, Inc.                           4,200         137,550
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  803,099
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 0.9%
   Express Scripts, Inc.*                                 4,350         351,132
   Patterson Cos., Inc.*+                                 5,020         178,160
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  529,292
                                                                  -------------

TOTAL HEALTH CARE                                                     7,130,301
                                                                  -------------

INDUSTRIALS 4.1%
   MACHINERY 1.5%
   Paccar, Inc.+                                          9,628         706,695
   Joy Global, Inc.+                                      4,050         173,745
                                                                  -------------

TOTAL MACHINERY                                                         880,440
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   AIR FREIGHT & COURIERS 1.0%
   Expeditors International Washington, Inc.+             7,220   $     298,331
   CH Robinson Worldwide, Inc.+                           5,800         276,950
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            575,281
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.8%
   Cintas Corp.+                                          6,838         246,852
   Monster Worldwide, Inc.*                               4,688         222,070
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    468,922
                                                                  -------------

   AIRLINES 0.5%
   Ryanair Holdings PLC -- SP ADR*+                       3,890         174,233
   UAL Corp.*+                                            3,640         138,939
                                                                  -------------

TOTAL AIRLINES                                                          313,172
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.+                                          5,145         180,332
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  180,332
                                                                  -------------

TOTAL INDUSTRIALS                                                     2,418,147
                                                                  -------------

TELECOMMUNICATION SERVICES 1.6%
   WIRELESS TELECOMMUNICATION SERVICES 1.1%
   NII Holdings, Inc. -- Class B*+                        5,278         391,522
   Millicom International Cellular SA*+                   3,350         262,506
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               654,028
                                                                  -------------

   DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
   Level 3 Communications, Inc.*+                        45,040         274,744
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            274,744
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        928,772
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
CONSUMER STAPLES 1.1%
   FOOD & DRUG RETAILING 1.1%
   Costco Wholesale Corp.+                                7,940   $     427,489
   Whole Foods Market, Inc.+                              5,020         225,147
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             652,636
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  652,636
                                                                  -------------

MATERIALS 0.3%
   CHEMICALS 0.3%
   Sigma-Aldrich Corp.                                    3,840         159,437
                                                                  -------------

TOTAL CHEMICALS                                                         159,437
                                                                  -------------

TOTAL MATERIALS                                                         159,437
                                                                  -------------

ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Patterson-UTI Energy, Inc.+                            5,630         126,337
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       126,337
                                                                  -------------

TOTAL ENERGY                                                            126,337
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $30,533,332)                                                52,877,476
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 8.9%
Collateralized by U.S. Treasury Obligations

Mizuho, Inc. at 5.09% due 04/02/07                  $ 1,305,324       1,305,324
UBS, Inc. at 5.09% due 04/02/07                       1,305,324       1,305,324
Credit Suisse at 5.09% due 04/02/07++                    40,771          40,771
Lehman Brothers, Inc. at 5.06% due 04/02/07++         1,261,344       1,261,344
Morgan Stanley at 5.05% due 04/02/07                  1,305,324       1,305,324
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $5,218,087)                                                  5,218,087
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 19.9%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            11,603,153   $  11,603,153
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
   (Cost $11,603,153)                                                11,603,153
                                                                  -------------
TOTAL INVESTMENTS 119.2%
   (Cost $47,354,572)                                             $  69,698,716
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (19.2)%                   $ (11,208,909)
                                                                  -------------
NET ASSETS - 100.0%                                               $  58,489,807
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS      GAIN(LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 Nasdaq 100 Index
Mini Futures Contracts
   (Aggregate Market Value of Contracts $1,251,950)          35   $      (3,524)
                                                                  -------------

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
June 2007 Nasdaq 100 Index
Swap, Maturing 06/14/07**
   (Notional Market Value $4,158,583)                     2,346   $      (5,914)
June 2007 Nasdaq 100 Index
Swap, Maturing 06/28/07**
   (Notional Market Value $408,128)                         230             297
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE $4,566,711)                                 (5,617)
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2007.

++ All or a portion of this security is held as equity index swap collateral at March 31, 2007.

ADR - American Depository Receipt

--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 24.4%
Federal Farm Credit Bank*
  5.10% due 04/03/07                              $  3,000,000   $    2,999,575
Federal Home Loan Bank*
  5.07% due 04/02/07                                 3,000,000        3,000,000
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $5,999,575)                                                   5,999,575
                                                                 --------------

                                                     CONTRACTS
-------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
  May 2007 Nasdaq 100 Index
  Futures Contracts
     Expiring May 2007 with strike
     price of 240                                          200               --
                                                                 --------------

TOTAL OPTIONS PURCHASED
(Cost $2,810)                                                                --
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 77.2%
Collateralized by U.S. Treasury
  Obligations
UBS Inc. at                                          4,594,632        4,594,632
  5.09% due 04/02/07
Mizuho, Inc. at                                      4,594,632        4,594,632
  5.09% due 04/02/07
Credit Suisse at
  5.09% due 04/02/07++                                 304,790          304,790
Lehman Brothers, Inc. at
  5.06% due 04/02/07++                               4,879,106        4,879,106
Morgan Stanley at
  5.05% due 04/02/07                                 4,594,632        4,594,632
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $18,967,792)                                                 18,967,792
                                                                 --------------
TOTAL INVESTMENTS 101.6%
  (Cost $24,970,177)                                             $   24,967,368
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (1.6)%                                                $     (385,082)
                                                                 --------------
NET ASSETS - 100.0%                                              $   24,582,286

                                                                     UNREALIZED
                                                     CONTRACTS      GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 Nasdaq 100 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $9,836,750)                                    275   $       11,302
                                                                 --------------
                                                         UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
June 2007 Nasdaq 100 Index
Swap, Maturing 06/14/07**
  Notional Market Value
  $11,791,966)                                           6,653   $       33,751
June 2007 Nasdaq 100 Index
Swap, Maturing 06/28/07**
  (Notional Market Value
  $3,035,252)                                            1,713           (2,230)

(TOTAL NOTIONAL MARKET VALUE $14,827,219)                        $       31,521
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

++ All or a portion of this security is held as equity index swap collateral at March 30, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 65.6%

FINANCIALS 14.2%
  DIVERSIFIED FINANCIALS 3.6%
  Citigroup, Inc.                                        7,670   $      393,778
  Bank of America Corp.                                  6,990          356,630
  J.P. Morgan Chase & Co.                                5,430          262,703
  Chicago Mercantile Exchange
      Holdings, Inc.+                                       50           26,623
  Moody's Corp.+                                           370           22,962
  CIT Group, Inc.                                          300           15,876
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                          1,078,572
                                                                 --------------

  INSURANCE 3.1%
  American International Group,
      Inc.                                               4,070          273,586
  MetLife, Inc.+                                         1,180           74,517
  Prudential Financial, Inc.                               730           65,890
  Allstate Corp.                                           970           58,258
  Travelers Cos., Inc.                                   1,060           54,876
  Hartford Financial Services
      Group, Inc.+                                         500           47,790
  AFLAC, Inc.                                              770           36,236
  Chubb Corp.                                              640           33,069
  Loews Corp.                                              710           32,255
  Lincoln National Corp.+                                  430           29,150
  ACE Ltd.                                                 510           29,101
  Progressive Corp.+                                     1,160           25,311
  Marsh & McLennan Cos., Inc.+                             860           25,189
  Principal Financial Group,
      Inc.+                                                420           25,145
  Genworth Financial, Inc. --
      Class A+                                             690           24,109
  XL Capital Ltd.+                                         280           19,589
  Aon Corp.+                                               470           17,841
  Ambac Financial Group, Inc.+                             160           13,822
  MBIA, Inc.+                                              210           13,753
  UnumProvident Corp.+                                     540           12,436
  Cincinnati Financial Corp.                               270           11,448
  SAFECO Corp.+                                            170           11,293
  Torchmark Corp.+                                         150            9,839
                                                                 --------------

TOTAL INSURANCE                                                         944,503
                                                                 --------------

  BANKS 2.7%
  Wells Fargo & Co.                                      5,280          181,790
  Wachovia Corp.+                                        2,980          164,049
  U.S. Bancorp+                                          2,770           96,867

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  SunTrust Banks, Inc.+                                    560   $       46,502
  Regions Financial Corp.+                               1,140           40,322
  PNC Financial Services Group,
      Inc.                                                 540           38,864
  BB&T Corp.+                                              850           34,867
  National City Corp.                                      930           34,643
  Fifth Third Bancorp+                                     870           33,660
  KeyCorp                                                  620           23,231
  Marshall & Ilsley Corp.+                                 400           18,524
  Synovus Financial Corp.+                                 510           16,493
  Comerica, Inc.                                           250           14,780
  Zions Bancorporation                                     170           14,368
  M&T Bank Corp.+                                          120           13,900
  Compass Bancshares, Inc.                                 200           13,760
  Commerce Bancorp, Inc.                                   290            9,680
  First Horizon National Corp.+                            200            8,306
  Huntington Bancshares, Inc.                              370            8,085
                                                                 --------------

TOTAL BANKS                                                             812,691
                                                                 --------------

  CAPITAL MARKETS 2.4%
  Goldman Sachs Group, Inc.                                640          132,243
  Morgan Stanley                                         1,660          130,742
  Merrill Lynch & Co., Inc.+                             1,380          112,705
  Lehman Brothers Holdings,
      Inc.+                                                820           57,457
  Bank of New York Co., Inc.                             1,180           47,849
  State Street Corp.+                                      520           33,670
  Franklin Resources, Inc.                                 260           31,416
  Charles Schwab Corp.+                                  1,610           29,447
  Bear Stearns Cos., Inc.+                                 190           28,566
  Mellon Financial Corp.+                                  650           28,041
  Ameriprise Financial, Inc.                               370           21,142
  Legg Mason, Inc.+                                        210           19,784
  T. Rowe Price Group, Inc.+                               410           19,348
  Northern Trust Corp.                                     290           17,441
  E*Trade Financial Corp.*                                 670           14,217
  Janus Capital Group, Inc.+                               300            6,273
  Federated Investors, Inc. --
      Class B                                              140            5,141
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   735,482
                                                                 --------------

  REAL ESTATE 0.9%
  Simon Property Group, Inc.+                              350           38,938
  ProLogis+                                                400           25,972
  Vornado Realty Trust+                                    200           23,868
  Boston Properties, Inc.+                                 190           22,306
  Equity Residential+                                      460           22,186
  Host Hotels & Resorts, Inc.+                             810           21,311

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Archstone-Smith Trust+                                   340   $       18,455
  Public Storage, Inc.+                                    190           17,987
  KIMCO Realty Corp.+                                      350           17,059
  AvalonBay Communities, Inc.+                             120           15,600
  Developers Diversified Realty
      Corp.+                                               200           12,580
  Plum Creek Timber Co., Inc.
      (REIT)+                                              280           11,038
  Realogy Corp.*                                           340           10,067
  CB Richard Ellis Group, Inc.
      -- Class A*+                                         290            9,912
  Apartment Investment &
      Management Co. -- Class A+                           150            8,654
                                                                 --------------

TOTAL REAL ESTATE                                                       275,933
                                                                 --------------

  THRIFTS & MORTGAGE FINANCE 0.9%
  Fannie Mae+                                            1,510           82,416
  Freddie Mac+                                           1,080           64,249
  Washington Mutual, Inc.+                               1,390           56,128
  Countrywide Financial Corp.+                             920           30,949
  Sovereign Bancorp, Inc.+                                 560           14,246
  Hudson City Bancorp, Inc.+                               770           10,534
  MGIC Investment Corp.+                                   130            7,660
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        266,182
                                                                 --------------

  CONSUMER FINANCE 0.6%
  American Express Co.                                   1,860          104,904
  Capital One Financial Corp.+                             640           48,294
  SLM Corp.                                                640           26,176
                                                                 --------------

TOTAL CONSUMER FINANCE                                                  179,374
                                                                 --------------

TOTAL FINANCIALS                                                      4,292,737
                                                                 --------------

INFORMATION TECHNOLOGY 9.8%
  COMPUTERS & PERIPHERALS 2.5%
  International Business
      Machines Corp.                                     2,350          221,511
  Hewlett-Packard Co.                                    4,190          168,187
  Apple Computer, Inc.*+                                 1,350          125,428
  Dell, Inc.*                                            3,550           82,395
  EMC Corp.*+                                            3,300           45,705
  Sun Microsystems, Inc.*+                               5,630           33,836
  Network Appliance, Inc.*                                 580           21,182
  SanDisk Corp.*+                                          360           15,768
  NCR Corp.*                                               280           13,376
  Lexmark International, Inc.*+                            150            8,769

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  QLogic Corp.*+                                           250   $        4,250
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           740,407
                                                                 --------------

  SOFTWARE 2.1%
  Microsoft Corp.                                       13,470          375,409
  Oracle Corp.*                                          6,240          113,131
  Adobe Systems, Inc.*                                     920           38,364
  Symantec Corp.*+                                       1,450           25,085
  Electronic Arts, Inc.*+                                  480           24,173
  CA, Inc.+                                                640           16,582
  Intuit, Inc.*                                            540           14,774
  Autodesk, Inc.*                                          360           13,536
  BMC Software, Inc.*+                                     320            9,853
  Citrix Systems, Inc.*+                                   280            8,968
  Compuware Corp.*                                         510            4,840
  Novell, Inc.*                                            530            3,827
                                                                 --------------

TOTAL SOFTWARE                                                          648,542
                                                                 --------------

  COMMUNICATIONS EQUIPMENT 1.7%
  Cisco Systems, Inc.*                                   9,440          241,003
  Qualcomm, Inc.+                                        2,590          110,489
  Motorola, Inc.+                                        3,740           66,086
  Corning, Inc.*+                                        2,450           55,713
  Juniper Networks, Inc.*+                                 890           17,515
  Avaya, Inc.*                                             710            8,385
  Tellabs, Inc.*+                                          680            6,732
  JDS Uniphase Corp.*+                                     330            5,026
  Ciena Corp.*                                             130            3,634
  ADC Telecommunications, Inc.*+                           180            3,013
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                          517,596
                                                                 --------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.6%
  Intel Corp.                                            9,020          172,553
  Texas Instruments, Inc.+                               2,260           68,026
  Applied Materials, Inc.+                               2,180           39,938
  Broadcom Corp. -- Class A*+                              740           23,732
  Analog Devices, Inc.                                     520           17,935
  KLA-Tencor Corp.+                                        310           16,529
  Nvidia Corp.*                                            560           16,117
  Linear Technology Corp.+                                 470           14,847
  Maxim Integrated Products,
      Inc.                                                 500           14,700
  Micron Technology, Inc.*                               1,180           14,254
  Xilinx, Inc.                                             520           13,380
  LSI Logic Corp.*+                                      1,200           12,528

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Advanced Micro Devices, Inc.*+                           870   $       11,362
  Altera Corp.*+                                           560           11,194
  National Semiconductor Corp.+                            440           10,622
  Novellus Systems, Inc.*+                                 200            6,404
  Teradyne, Inc.*+                                         300            4,962
  PMC - Sierra, Inc.*+                                     330            2,313
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           471,396
                                                                 --------------

  INTERNET SOFTWARE & SERVICES 0.9%
  Google, Inc. -- Class A*                                 340          155,774
  Yahoo!, Inc.*+                                         1,910           59,764
  eBay, Inc.*                                            1,780           59,007
  VeriSign, Inc.*                                          380            9,546
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                      284,091
                                                                 --------------

  IT CONSULTING & SERVICES 0.7%
  Automatic Data Processing,
      Inc.                                                 860           41,624
  First Data Corp.                                       1,180           31,742
  Western Union Co.                                      1,210           26,560
  Electronic Data Systems Corp.+                           800           22,144
  Paychex, Inc.                                            530           20,071
  Cognizant Technology
      Solutions Corp. -- Class
      A*+                                                  220           19,420
  Fiserv, Inc.*                                            270           14,326
  Computer Sciences Corp.*                                 270           14,075
  Fidelity National Information
      Services, Inc.                                       250           11,365
  Affiliated Computer Services,
      Inc. -- Class A*                                     150            8,832
  Convergys Corp.*                                         210            5,336
  Unisys Corp.*                                            540            4,552
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                          220,047
                                                                 --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
  Agilent Technologies, Inc.*                              630           21,225
  Jabil Circuit, Inc.                                      290            6,209
  Molex, Inc.+                                             220            6,204
  Solectron Corp.*                                       1,410            4,441
  Tektronix, Inc.+                                         130            3,661

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Sanmina-SCI Corp.*+                                      830   $        3,005
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 44,745
                                                                 --------------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*                                           1,480           24,997
                                                                 --------------

TOTAL OFFICE ELECTRONICS                                                 24,997
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          2,951,821
                                                                 --------------

HEALTH CARE 7.8%
  PHARMACEUTICALS 4.1%
  Pfizer, Inc.                                          11,080          279,881
  Johnson & Johnson, Inc.+                               4,530          272,978
  Merck & Co., Inc.                                      3,390          149,736
  Abbott Laboratories                                    2,410          134,478
  Wyeth                                                  2,100          105,063
  Bristol-Myers Squibb Co.                               3,160           87,722
  Eli Lilly & Co.+                                       1,540           82,713
  Schering-Plough Corp.                                  2,330           59,438
  Allergan, Inc.+                                          240           26,597
  Forest Laboratories, Inc.*+                              500           25,720
  Mylan Laboratories, Inc.+                                380            8,033
  Barr Pharmaceuticals, Inc.*                              170            7,879
  King Pharmaceuticals, Inc.*+                             380            7,475
  Watson Pharmaceuticals, Inc.*                            160            4,229
                                                                 --------------

TOTAL PHARMACEUTICALS                                                 1,251,942
                                                                 --------------

  HEALTH CARE PROVIDERS & SERVICES 1.5%
  UnitedHealth Group, Inc.                               2,120          112,296
  WellPoint, Inc.*                                         960           77,856
  Cardinal Health, Inc.                                    630           45,958
  Aetna, Inc.                                              810           35,470
  Medco Health Solutions, Inc.*                            450           32,638
  McKesson Corp.+                                          460           26,928
  CIGNA Corp.                                              150           21,399
  Express Scripts, Inc.*+                                  210           16,951
  AmerisourceBergen Corp.+                                 300           15,825
  Humana, Inc.*                                            260           15,085
  Coventry Health Care, Inc.*                              250           14,013
  Laboratory Corporation of
      America Holdings*                                    190           13,800
  Quest Diagnostics, Inc.                                  250           12,468
  IMS Health, Inc.                                         310            9,195
  Patterson Cos., Inc.*+                                   220            7,808
  Manor Care, Inc.                                         110            5,980

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Tenet Healthcare Corp.*+                                 740   $        4,758
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  468,428
                                                                 --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
  Medtronic, Inc.+                                       1,800           88,308
  Baxter International, Inc.                             1,020           53,723
  Zimmer Holdings, Inc.*                                   370           31,602
  Stryker Corp.+                                           470           31,170
  Thermo Fisher Scientific,
      Inc.*+                                               660           30,855
  Becton, Dickinson & Co.                                  380           29,218
  Boston Scientific Corp.*                               1,850           26,899
  St. Jude Medical, Inc.*+                                 540           20,309
  Biomet, Inc.                                             380           16,146
  C.R. Bard, Inc.+                                         160           12,722
  Hospira, Inc.*                                           240            9,816
  Varian Medical Systems, Inc.*+                           200            9,538
  Waters Corp.*                                            160            9,280
  Millipore Corp.*+                                         80            5,798
  PerkinElmer, Inc.                                        190            4,602
  Bausch & Lomb, Inc.                                       80            4,093
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  384,079
                                                                 --------------

  BIOTECHNOLOGY 0.9%
  Amgen, Inc.*+                                          1,830          102,261
  Gilead Sciences, Inc.*+                                  730           55,845
  Celgene Corp.*+                                          590           30,952
  Genzyme Corp.*                                           410           24,608
  Biogen Idec, Inc.*                                       540           23,965
  Medimmune, Inc.*+                                        370           13,464
  Applera Corp. - Applied
      Biosystems Group                                     290            8,575
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                     259,670
                                                                 --------------

TOTAL HEALTH CARE                                                     2,364,119
                                                                 --------------

INDUSTRIALS 7.2%
  INDUSTRIAL CONGLOMERATES 2.6%
  General Electric Co.+                                 16,080          568,589
  Tyco International Ltd.+                               3,090           97,489
  3M Co.+                                                1,150           87,895

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Textron, Inc.+                                           200   $       17,960
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                          771,933
                                                                 --------------

  AEROSPACE & DEFENSE 1.6%
  Boeing Co.                                             1,230          109,359
  United Technologies Corp.+                             1,560          101,400
  Honeywell International, Inc.                          1,250           57,575
  Lockheed Martin Corp.+                                   550           53,361
  General Dynamics Corp.                                   630           48,132
  Northrop Grumman Corp.                                   550           40,821
  Raytheon Co.+                                            700           36,722
  Rockwell Collins, Inc.+                                  260           17,402
  L-3 Communications Holdings,
      Inc.                                                 190           16,619
  Goodrich Corp.                                           200           10,296
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               491,687
                                                                 --------------

  MACHINERY 1.0%
  Caterpillar, Inc.                                      1,010           67,700
  Deere & Co.                                              350           38,024
  Illinois Tool Works, Inc.                                650           33,540
  Paccar, Inc.+                                            390           28,626
  Danaher Corp.+                                           370           26,436
  Ingersoll-Rand Co. -- Class A+                           480           20,817
  Eaton Corp.+                                             230           19,219
  ITT Industries, Inc.+                                    280           16,890
  Dover Corp.                                              320           15,619
  Parker Hannifin Corp.+                                   180           15,536
  Cummins, Inc.                                             80           11,578
  Terex Corp.*                                             160           11,482
  Pall Corp.+                                              190            7,220
                                                                 --------------

TOTAL MACHINERY                                                         312,687
                                                                 --------------

  AIR FREIGHT & COURIERS 0.6%
  United Parcel Service, Inc. --
      Class B                                            1,670          117,067
  FedEx Corp.                                              480           51,566
  CH Robinson Worldwide, Inc.+                             270           12,893
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            181,526
                                                                 --------------
  ROAD & RAIL 0.5%
  Burlington Northern Santa Fe
      Corp.                                                560           45,041

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Union Pacific Corp.                                      420   $       42,651
  Norfolk Southern Corp.+                                  620           31,372
  CSX Corp.                                                680           27,234
  Ryder System, Inc.+                                       90            4,440
                                                                 --------------

TOTAL ROAD & RAIL                                                       150,738
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Waste Management, Inc.                                   830           28,560
  Pitney Bowes, Inc.+                                      340           15,433
  RR Donnelley & Sons Co.                                  340           12,441
  Robert Half International,
      Inc.+                                                260            9,623
  Monster Worldwide, Inc.*                                 200            9,474
  Avery Dennison Corp.                                     140            8,996
  Cintas Corp.                                             210            7,581
  Equifax, Inc.+                                           200            7,290
  Allied Waste Industries,
      Inc.*+                                               400            5,036
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    104,434
                                                                 --------------

  ELECTRICAL EQUIPMENT 0.3%
  Emerson Electric Co.                                   1,250           53,863
  Rockwell Automation, Inc.+                               260           15,566
  Cooper Industries Ltd. --
      Class A                                              290           13,047
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                               82,476
                                                                 --------------

  BUILDING PRODUCTS 0.1%
  Masco Corp.+                                             610           16,714
  American Standard Cos., Inc.                             270           14,315
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                  31,029
                                                                 --------------

  AIRLINES 0.1%
  Southwest Airlines Co.+                                1,230           18,081
                                                                 --------------

TOTAL AIRLINES                                                           18,081
                                                                 --------------

  CONSTRUCTION & ENGINEERING 0.0%
  Fluor Corp.                                              140           12,561
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                         12,561
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
  W.W. Grainger, Inc.                                      110   $        8,496
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                    8,496
                                                                 --------------

TOTAL INDUSTRIALS                                                     2,165,648
                                                                 --------------
CONSUMER DISCRETIONARY 6.9%
  MEDIA 2.3%
  Comcast Corp. -- Class A*+                             4,860          126,117
  Time Warner, Inc.+                                     5,970          117,729
  Walt Disney Co.+                                       3,200          110,176
  News Corp. -- Class A                                  3,670           84,850
  Viacom, Inc. - Class B*                                1,080           44,399
  CBS Corp.+                                             1,150           35,179
  McGraw-Hill Cos., Inc.+                                  550           34,584
  DIRECTV Group, Inc.*+                                  1,210           27,915
  Clear Channel Communications,
      Inc.+                                                780           27,331
  Omnicom Group, Inc.                                      260           26,619
  Gannett Co., Inc.                                        370           20,827
  Tribune Co.+                                             280            8,991
  Interpublic Group of Cos.,
      Inc.*+                                               730            8,986
  EW Scripps Co. -- Class A                                130            5,808
  New York Times Co. -- Class A+                           230            5,407
  Dow Jones & Co., Inc.                                    100            3,447
  Meredith Corp.+                                           60            3,443
                                                                 --------------

TOTAL MEDIA                                                             691,808
                                                                 --------------

  SPECIALTY RETAIL 1.3%
  Home Depot, Inc.+                                      3,190          117,200
  Lowe's Cos., Inc.+                                     2,380           74,946
  Best Buy Co., Inc.                                       630           30,693
  Staples, Inc.                                          1,120           28,941
  TJX Cos., Inc.+                                          710           19,142
  Bed Bath & Beyond, Inc.*+                                440           17,675
  Office Depot, Inc.*                                      430           15,110
  The Gap, Inc.                                            820           14,112
  Limited Brands, Inc.+                                    530           13,812
  Sherwin-Williams Co.+                                    170           11,227
  Abercrombie & Fitch Co. --
      Class A                                              140           10,595
  AutoZone, Inc.*                                           80           10,251
  Tiffany & Co.                                            210            9,551
  OfficeMax, Inc.+                                         120            6,329
  RadioShack Corp.+                                        210            5,676

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  AutoNation, Inc.*+                                       240    $       5,098
  Circuit City Stores, Inc.                                220            4,077
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                  394,435
                                                                 --------------

  HOTELS, RESTAURANTS & LEISURE 1.1%
  McDonald's Corp.                                       1,880           84,694
  Starbucks Corp.*+                                      1,170           36,691
  Carnival Corp.+                                          690           32,333
  Marriott International, Inc.
      -- Class A+                                          520           25,459
  Harrah's Entertainment, Inc.                             290           24,490
  Yum! Brands, Inc.+                                       410           23,682
  Starwood Hotels & Resorts
      Worldwide, Inc.                                      340           22,049
  Hilton Hotels Corp.+                                     610           21,936
  International Game
      Technology, Inc.                                     530           21,401
  Wyndham Worldwide Corp.*                                 300           10,245
  Darden Restaurants, Inc.+                                230            9,474
  Wendy's International, Inc.                              140            4,382
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     316,836
                                                                 --------------

  MULTILINE RETAIL 0.8%
  Target Corp.+                                          1,340           79,408
  Kohl's Corp.*+                                           510           39,071
  Federated Department Stores,
      Inc.                                                 820           36,941
  J.C. Penney Co., Inc.+                                   350           28,756
  Sears Holdings Corp.*                                    130           23,421
  Nordstrom, Inc.+                                         360           19,058
  Dollar General Corp.+                                    490           10,364
  Family Dollar Stores, Inc.+                              240            7,109
  Big Lots, Inc.*+                                         170            5,318
  Dillard's, Inc. -- Class A+                              100            3,273
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  252,719
                                                                 --------------

  HOUSEHOLD DURABLES 0.4%
  Fortune Brands, Inc.+                                    240           18,917
  Newell Rubbermaid, Inc.                                  430           13,369
  Whirlpool Corp.+                                         120           10,189
  Harman International
      Industries, Inc.+                                    100            9,608
  D.R. Horton, Inc.+                                       430            9,460
  Lennar Corp. -- Class A                                  220            9,286
  Pulte Homes, Inc.+                                       330            8,732
  Black & Decker Corp.                                     100            8,162
  Centex Corp.+                                            190            7,938

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Stanley Works                                            130    $       7,197
  Leggett & Platt, Inc.                                    280            6,348
  KB HOME+                                                 120            5,120
  Snap-On, Inc.                                             90            4,329
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                118,655
                                                                 --------------

  TEXTILES & APPAREL 0.3%
  Nike, Inc. -- Class B                                    300           31,878
  Coach, Inc. *+                                           580           29,029
  VF Corp.                                                 140           11,567
  Polo Ralph Lauren Corp.+                                 100            8,815
  Liz Claiborne, Inc.+                                     160            6,856
  Jones Apparel Group, Inc.                                170            5,224
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                 93,369
                                                                 --------------

  AUTOMOBILES 0.3%
  General Motors Corp.+                                    880           26,963
  Harley-Davidson, Inc.                                    400           23,500
  Ford Motor Co.+                                        2,960           23,355
                                                                 --------------

TOTAL AUTOMOBILES                                                        73,818
                                                                 --------------

  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Mattel, Inc.                                             610           16,818
  Eastman Kodak Co.+                                       450           10,152
  Hasbro, Inc.+                                            250            7,155
  Brunswick Corp.+                                         140            4,459
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       38,584
                                                                 --------------
  AUTO COMPONENTS 0.1%
  Johnson Controls, Inc.                                   310           29,332
  Goodyear Tire & Rubber Co.*                              280            8,733
                                                                 --------------

TOTAL AUTO COMPONENTS                                                    38,065
                                                                 --------------

  INTERNET & CATALOG RETAIL 0.1%
  Amazon.com, Inc.*+                                       490           19,497
  IAC/InterActiveCorp*+                                    340           12,821
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                          32,318
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 0.1%
  H&R Block, Inc.+                                         500           10,520

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Apollo Group, Inc. -- Class A*+                          220   $        9,658
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     20,178
                                                                 --------------

  DISTRIBUTORS 0.0%
  Genuine Parts Co.                                        270           13,230
                                                                 --------------

TOTAL DISTRIBUTORS                                                       13,230
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          2,084,015
                                                                 --------------

ENERGY 6.6%
  OIL & GAS 5.4%
  Exxon Mobil Corp.                                      8,900          671,505
  Chevron Corp.                                          3,370          249,245
  ConocoPhillips                                         2,570          175,659
  Occidental Petroleum Corp.                             1,310           64,596
  Valero Energy Corp.+                                     940           60,621
  Marathon Oil Corp.                                       540           53,368
  Devon Energy Corp.                                       690           47,762
  Apache Corp.                                             520           36,764
  XTO Energy, Inc.                                         580           31,790
  Anadarko Petroleum Corp.+                                720           30,946
  EOG Resources, Inc.+                                     380           27,109
  Williams Cos., Inc.                                      930           26,468
  Spectra Energy Corp.                                     980           25,745
  Hess Corp.                                               420           23,297
  Chesapeake Energy Corp.+                                 640           19,763
  Kinder Morgan, Inc.+                                     170           18,096
  Peabody Energy Corp.+                                    410           16,498
  El Paso Corp.                                          1,090           15,772
  Murphy Oil Corp.                                         290           15,486
  Sunoco, Inc.+                                            190           13,384
  Consol Energy, Inc.                                      290           11,348
                                                                 --------------

TOTAL OIL & GAS                                                       1,635,222
                                                                 --------------

  ENERGY EQUIPMENT & SERVICES 1.2%
  Schlumberger Ltd.+                                     1,840          127,144
  Halliburton Co.                                        1,560           49,514
  Transocean, Inc.*                                        460           37,582
  Baker Hughes, Inc.+                                      500           33,065
  Weatherford International
      Ltd.*+                                               530           23,903
  National-Oilwell Varco, Inc.*+                           270           21,003
  Noble Corp.                                              210           16,523
  Smith International, Inc.                                310           14,896
  ENSCO International, Inc.+                               240           13,056
  Nabors Industries Ltd.*+                                 440           13,055

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  BJ Services Co.+                                         460   $       12,834
  Rowan Cos., Inc.+                                        170            5,520
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       368,095
                                                                 --------------

TOTAL ENERGY                                                          2,003,317
                                                                 --------------

CONSUMER STAPLES 6.3%
  FOOD & DRUG RETAILING 1.6%
  Wal-Mart Stores, Inc.                                  3,850          180,758
  CVS Corp.+                                             2,408           82,209
  Walgreen Co.+                                          1,560           71,588
  Costco Wholesale Corp.+                                  710           38,226
  Sysco Corp.+                                             960           32,477
  Kroger Co.+                                            1,110           31,358
  Safeway, Inc.+                                           690           25,282
  Supervalu, Inc.+                                         320           12,502
  Whole Foods Market, Inc.+                                220            9,867
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             484,267
                                                                 --------------

  HOUSEHOLD PRODUCTS 1.4%
  Procter & Gamble Co.+                                  4,930          311,379
  Colgate-Palmolive Co.                                    800           53,432
  Kimberly-Clark Corp.                                     710           48,628
  Clorox Co.                                               240           15,285
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                428,724
                                                                 --------------

  BEVERAGES 1.4%
  PepsiCo, Inc.                                          2,560          162,714
  Coca-Cola Co.                                          3,150          151,200
  Anheuser-Busch Cos., Inc.+                             1,190           60,048
  Coca-Cola Enterprises, Inc.                              440            8,910
  Brown-Forman Corp. -- Class B+                           120            7,867
  Constellation Brands, Inc. --
      Class A*+                                            330            6,989
  Pepsi Bottling Group, Inc.+                              210            6,697
  Molson Coors Brewing Co. --
      Class B+                                              70            6,623
                                                                 --------------

TOTAL BEVERAGES                                                         411,048
                                                                 --------------

  TOBACCO 1.1%
  Altria Group, Inc.                                     3,280          288,017
  Reynolds American, Inc.+                                 270           16,851

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  UST, Inc.+                                               250   $       14,495
                                                                 --------------

TOTAL TOBACCO                                                           319,363
                                                                 --------------

  FOOD PRODUCTS 0.7%
  Archer-Daniels-Midland Co.+                            1,020           37,434
  General Mills, Inc.                                      540           31,439
  H.J. Heinz Co.+                                          510           24,031
  Kellogg Co.                                              390           20,058
  ConAgra Foods, Inc.                                      790           19,679
  Sara Lee Corp.+                                        1,150           19,458
  WM Wrigley Jr Co.+                                       340           17,316
  Hershey Co.+                                             270           14,758
  Campbell Soup Co.+                                       340           13,243
  Dean Foods Co.*                                          200            9,348
  McCormick & Co., Inc.                                    200            7,704
  Tyson Foods, Inc. -- Class A+                            390            7,570
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     222,038
                                                                 --------------

  PERSONAL PRODUCTS 0.1%
  Avon Products, Inc.                                      690           25,709
  Estee Lauder Cos., Inc. --
      Class A                                              180            8,793
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                                  34,502
                                                                 --------------

TOTAL CONSUMER STAPLES                                                1,899,942
                                                                 --------------

UTILITIES 2.4%
  ELECTRIC UTILITIES 1.4%
  Exelon Corp.                                           1,050           72,146
  TXU Corp.                                                720           46,152
  Southern Co.+                                          1,170           42,881
  Duke Energy Corp.+                                     1,970           39,971
  FPL Group, Inc.+                                         630           38,537
  FirstEnergy Corp.+                                       500           33,120
  Entergy Corp.                                            310           32,525
  American Electric Power Co.,
      Inc.                                                 620           30,225
  Edison International                                     510           25,056
  PPL Corp.+                                               600           24,540
  Progress Energy, Inc.+                                   400           20,176
  Allegheny Energy, Inc.*+                                 260           12,776
  Pinnacle West Capital Corp.                              160            7,720
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                                425,825
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  MULTI-UTILITIES 1.0%
  Dominion Resources, Inc.+                                550   $       48,823
  Public Service Enterprise
      Group, Inc.+                                         400           33,216
  PG&E Corp.+                                              550           26,549
  Sempra Energy+                                           410           25,014
  Constellation Energy Group,
      Inc.                                                 280           24,346
  AES Corp.*                                             1,040           22,381
  Consolidated Edison, Inc.+                               400           20,424
  Ameren Corp.+                                            320           16,096
  Xcel Energy, Inc.+                                       640           15,802
  DTE Energy Co.                                           280           13,412
  KeySpan Corp.                                            270           11,111
  NiSource, Inc.                                           430           10,509
  CenterPoint Energy, Inc.+                                500            8,970
  Integrys Energy Group                                    117            6,495
  CMS Energy Corp.+                                        350            6,230
  TECO Energy, Inc.+                                       330            5,679
  Dynegy, Inc. -- Class A*                                 590            5,463
                                                                 --------------

TOTAL MULTI-UTILITIES                                                   300,520
                                                                 --------------

  GAS UTILITIES 0.0%
  Questar Corp.+                                           130           11,597
  Nicor, Inc.+                                              70            3,390
                                                                 --------------

TOTAL GAS UTILITIES                                                      14,987
                                                                 --------------

TOTAL UTILITIES                                                         741,332
                                                                 --------------

TELECOMMUNICATION SERVICES 2.4%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      2.0%
  AT&T, Inc.                                             9,760          384,837
  Verizon Communications, Inc.+                          4,550          172,536
  Qwest Communications
      International, Inc.*+                              2,450           22,025
  Embarq Corp.                                             240           13,524
  Windstream Corp.+                                        750           11,018
  Citizens Communications Co.+                             530            7,924
  CenturyTel, Inc.                                         170            7,682
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                                              619,546
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Sprint Nextel Corp.+                                   4,540   $       86,078
  Alltel Corp.                                             560           34,720
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               120,798
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                        740,344
                                                                 --------------
MATERIALS 2.0%
  CHEMICALS 1.0%
  E.I. du Pont de Nemours and
      Co.+                                               1,450           71,674
  Dow Chemical Co.                                       1,500           68,790
  Monsanto Co.                                             850           46,716
  Praxair, Inc.                                            500           31,480
  Air Products & Chemicals, Inc.                           340           25,146
  PPG Industries, Inc.+                                    260           18,281
  Ecolab, Inc.                                             280           12,040
  Rohm & Haas Co.+                                         220           11,378
  Sigma-Aldrich Corp.                                      210            8,719
  Eastman Chemical Co.+                                    130            8,233
  Ashland, Inc.                                             90            5,904
  International Flavors &
      Fragrances, Inc.                                     120            5,666
  Hercules, Inc.*                                          180            3,517
                                                                 --------------

TOTAL CHEMICALS                                                         317,544
                                                                 --------------

  METALS & MINING 0.6%
  Alcoa, Inc.                                            1,360           46,104
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                               590           39,052
  Nucor Corp.+                                             470           30,611
  Newmont Mining Corp.                                     710           29,813
  United States Steel Corp.+                               190           18,842
  Allegheny Technologies, Inc.+                            160           17,071
                                                                 --------------

TOTAL METALS & MINING                                                   181,493
                                                                 --------------

  PAPER & FOREST PRODUCTS 0.2%
  International Paper Co.+                                 710           25,844
  Weyerhaeuser Co.                                         330           24,664
  MeadWestvaco Corp.                                       290            8,944
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                            59,452
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  CONTAINERS & PACKAGING 0.1%
  Sealed Air Corp.                                         370   $       11,692
  Temple-Inland, Inc.+                                     160            9,559
  Ball Corp.                                               160            7,336
  Pactiv Corp.*                                            210            7,085
  Bemis Co.                                                160            5,342
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                             41,014
                                                                 --------------

  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co.+                                    150           17,472
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                             17,472
                                                                 --------------

TOTAL MATERIALS                                                         616,975
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $15,502,929)                                                 19,860,250
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 25.6%

Collateralized by U.S. Treasury
  Obligations

Mizuho Inc., at
  5.09% due 04/02/07                               $ 1,465,446        1,465,446
UBS, Inc., at
  5.09% due 04/02/07                                 1,465,446        1,465,446
Credit Suisse, at
  5.09% due 04/02/07++                                 599,834          599,834
Lehman Brothers Inc., at
  5.06% due 04/02/07++                               2,765,004        2,765,004

Morgan Stanley Inc., at
  5.05% due 04/02/07                                 1,465,446        1,465,446
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $7,761,176)                                                   7,761,176
                                                                 --------------

SECURITIES LENDING COLLATERAL 13.3%
Investment in Securities Lending Short
  Term
  Investment Portfolio Held by
      U.S. Bank                                      4,016,662        4,016,662
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,016,662)                                                     4,016,662
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 104.5%
  (Cost $27,280,767)                                             $   31,638,088
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (4.5)%                                                $   (1,358,871)
                                                                 --------------
NET ASSETS - 100.0%                                              $   30,279,217

                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $16,522,275)                                   231   $      139,278
                                                                 --------------

                                                        SHARES
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
June 2007 S&P 500 Index
Swap, Maturing 06/14/07**
  (Notional Market Value
  $18,410,617)                                          12,957   $      226,616
June 2007 S&P 500 Index
Swap, Maturing 06/28/07**
  (Notional Market Value
  $6,013,705)                                            4,232           13,862
                                                                 --------------

(TOTAL NOTIONAL MARKET VALUE $24,424,320)                               240,478
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2007.

++ All or a portion of this security is held as equity index swap collateral at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 63.5%

INFORMATION TECHNOLOGY 39.1%
  SOFTWARE 9.9%
  Microsoft Corp.                                        36,390  $    1,014,189
  Oracle Corp.*                                          23,330         422,973
  Adobe Systems, Inc.*                                    6,220         259,374
  Symantec Corp.*+                                       10,440         180,612
  Electronic Arts, Inc.*+                                 3,366         169,512
  Intuit, Inc.*                                           4,660         127,497
  Autodesk, Inc.*                                         2,600          97,760
  Citrix Systems, Inc.*+                                  2,320          74,310
  Cadence Design Systems, Inc.*+                          3,170          66,760
  Check Point Software
    Technologies Ltd.*+                                   2,410          53,695
  Activision, Inc.*+                                      2,700          51,138
  BEA Systems, Inc.*                                      3,920          45,433
                                                                 --------------

TOTAL SOFTWARE                                                        2,563,253
                                                                 --------------

  COMMUNICATIONS EQUIPMENT 7.5%
  Qualcomm, Inc.+                                        21,570         920,176
  Cisco Systems, Inc.*                                   23,300         594,849
  Research In Motion, Ltd.*+                              2,010         274,345
  Juniper Networks, Inc.*+                                4,010          78,917
  Telefonaktiebolaget LM
    Ericsson  -- SP ADR                                   1,280          47,475
  Tellabs, Inc.*+                                         2,690          26,631
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                        1,942,393
                                                                 --------------

  COMPUTERS & PERIPHERALS 7.1%
  Apple Computer, Inc.*+                                 12,980       1,205,972
  Dell, Inc.*                                             9,020         209,354
  Network Appliance, Inc.*                                4,220         154,114
  Sun Microsystems, Inc.*+                               16,913         101,647
  SanDisk Corp.*+                                         2,250          98,550
  Logitech International SA*                              1,930          53,712
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                         1,823,349
                                                                 --------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 6.7%
  Intel Corp.                                            21,810         417,225
  Broadcom Corp. -- Class A*                              4,660         149,446
  Applied Materials, Inc.+                                7,800         142,896
  Maxim Integrated Products, Inc.                         4,850         142,590
  KLA-Tencor Corp.+                                       2,630         140,232
  Linear Technology Corp.+                                4,320         136,469
  Xilinx, Inc.+                                           4,750         122,218
  Nvidia Corp.*                                           3,770         108,501
  Altera Corp.*+                                          5,410         108,146
  Marvell Technology Group Ltd.*+                         6,030         101,364

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Lam Research Corp.*+                                    1,580  $       74,797
  Microchip Technology, Inc.+                             1,940          68,928
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         1,712,812
                                                                 --------------

  INTERNET SOFTWARE & SERVICES 5.5%
  Google, Inc. -- Class A*                                1,514         693,654
  eBay, Inc.*                                            11,020         365,313
  Yahoo!, Inc.*+                                          7,040         220,282
  Akamai Technologies, Inc.*+                             1,668          83,267
  VeriSign, Inc.*+                                        2,470          62,046
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                    1,424,562
                                                                 --------------

  IT CONSULTING & SERVICES 1.9%
  Paychex, Inc.+                                          3,900         147,693
  Cognizant Technology Solutions
    Corp. -- Class A*+                                    1,501         132,493
  Fiserv, Inc.*                                           2,300         122,038
  Infosys Technologies Ltd. -- SP
    ADR                                                   1,190          59,798
  CheckFree Corp.*+                                         900          33,381
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                          495,403
                                                                 --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
  Flextronics International Ltd.*                         7,111          77,794
  CDW Corp.+                                                878          53,936
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                131,730
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                         10,093,502
                                                                 --------------

CONSUMER DISCRETIONARY 10.6%
  MEDIA 3.4%
  Comcast Corp. -- Class A*+                             15,627         405,521
  EchoStar Communications Corp.*                          2,310         100,323
  Virgin Media, Inc.+                                     3,820          96,455
  Liberty Global, Inc. -- Class A*                        2,180          71,788
  Lamar Advertising Co. -- Class
    A+                                                      870          54,784
  Sirius Satellite Radio, Inc.*+                         17,070          54,624
  Discovery Holding Co. -- Class
    A*+                                                   2,570          49,164
  XM Satellite Radio Holdings,
    Inc.*                                                 3,410          44,057
                                                                 --------------

TOTAL MEDIA                                                             876,716
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  INTERNET & CATALOG RETAIL 1.8%
  Liberty Media Corp -
    Interactive*                                          6,480  $      154,354
  IAC/InterActiveCorp*+                                   3,210         121,049
  Amazon.com, Inc.*+                                      2,970         118,176
  Expedia, Inc.*+                                         3,230          74,871
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                         468,450
                                                                 --------------

  HOTELS, RESTAURANTS & LEISURE 1.8%
  Starbucks Corp.*+                                      11,270         353,427
  Wynn Resorts Ltd.+                                      1,201         113,927
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     467,354
                                                                 --------------

  SPECIALTY RETAIL 1.6%
  Bed Bath & Beyond, Inc.*+                               4,109         165,059
  Staples, Inc.+                                          5,200         134,368
  Ross Stores, Inc.                                       1,490          51,256
  Petsmart, Inc.+                                         1,450          47,792
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                  398,475
                                                                 --------------

  MULTILINE RETAIL 1.2%
  Sears Holdings Corp.*                                   1,740         313,478
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  313,478
                                                                 --------------

  HOUSEHOLD DURABLES 0.5%
  Garmin Ltd.+                                            2,170         117,505
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                117,505
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 0.3%
  Apollo Group, Inc. -- Class A*+                         1,890          82,971
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     82,971
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          2,724,949
                                                                 --------------

HEALTH CARE 8.6%
  BIOTECHNOLOGY 5.8%
  Gilead Sciences, Inc.*+                                 4,942         378,063
  Amgen, Inc.*+                                           5,870         328,016
  Genzyme Corp.*                                          3,570         214,271
  Celgene Corp.+*                                         4,040         211,938
  Biogen Idec, Inc.*                                      4,020         178,408
  Medimmune, Inc.*+                                       2,750         100,072
  Amylin Pharmaceuticals, Inc.*+                          1,360          50,810
  Vertex Pharmaceuticals, Inc.*                           1,430          40,097
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------

TOTAL BIOTECHNOLOGY                                              $    1,501,675
                                                                 --------------

  PHARMACEUTICALS 1.2%
  Teva Pharmaceutical Industries
    Ltd.  -- SP ADR+                                      6,560         245,541
  Sepracor, Inc.*+                                        1,160          54,091
                                                                ---------------

TOTAL PHARMACEUTICALS                                                   299,632
                                                                 --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
  Biomet, Inc.                                            3,570         151,689
  DENTSPLY International, Inc.                            1,580          51,745
  Intuitive Surgical, Inc.*+                                401          48,750
                                                                ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  252,184
                                                                ---------------

  HEALTH CARE PROVIDERS & SERVICES 0.6%
  Express Scripts, Inc.*+                                 1,310         105,743
  Patterson Cos., Inc.*+                                  1,440          51,106
                                                                ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  156,849
                                                                ---------------

TOTAL HEALTH CARE                                                     2,210,340
                                                                ---------------

INDUSTRIALS 2.9%
  MACHINERY 1.0%
  Paccar, Inc.+                                           3,000         220,200
  Joy Global, Inc.+                                       1,160          49,764
                                                                ---------------

TOTAL MACHINERY                                                         269,964
                                                                ---------------

  AIR FREIGHT & COURIERS 0.7%
  Expeditors International
    Washington, Inc.+                                     2,270          93,796
  CH Robinson Worldwide, Inc.+                            1,850          88,338
                                                                ---------------

TOTAL AIR FREIGHT & COURIERS                                            182,134
                                                                ---------------

    COMMERCIAL SERVICES & SUPPLIES 0.6%
  Cintas Corp.+                                           2,070          74,727
  Monster Worldwide, Inc.*                                1,492          70,676
                                                                ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    145,403
                                                               ----------------

  AIRLINES 0.4%
  Ryanair Holdings PLC -- SP ADR*+                       1,260           56,436

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  UAL Corp.*+                                             1,120  $       42,750
                                                                 --------------

TOTAL AIRLINES                                                           99,186
                                                                 --------------

  TRADING COMPANIES & DISTRIBUTORS 0.2%
Fastenal Co.                                              1,557          54,573
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   54,573
                                                                 --------------

TOTAL INDUSTRIALS                                                       751,260
                                                                 --------------

TELECOMMUNICATION SERVICES 1.2%

  WIRELESS TELECOMMUNICATION SERVICES 0.8%
  NII Holdings, Inc. -- Class B*+                         1,700         126,106
  Millicom International
    Cellular SA*+                                         1,047          82,043
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               208,149
                                                                 --------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
  Level 3 Communications, Inc.*+                         16,010          97,661
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                                               97,661
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                        305,810
                                                                 --------------

CONSUMER STAPLES 0.8%
  FOOD & DRUG RETAILING 0.8%
  Costco Wholesale Corp.+                                 2,570         138,369
  Whole Foods Market, Inc.+                               1,490          66,826
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             205,195
                                                                 --------------

TOTAL CONSUMER STAPLES                                                  205,195
                                                                 --------------

MATERIALS 0.2%
  CHEMICALS 0.2%
  Sigma-Aldrich Corp.                                     1,370          56,882
                                                                 --------------

TOTAL CHEMICALS                                                          56,882
                                                                 --------------

TOTAL MATERIALS                                                          56,882
                                                                 --------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
ENERGY 0.1%
  ENERGY EQUIPMENT & SERVICES 0.1%
  Patterson-UTI Energy, Inc.+                             1,710  $       38,372
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                        38,372
                                                                 --------------
TOTAL ENERGY                                                             38,372
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $10,932,754)                                                 16,386,310
                                                                 --------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 23.6%
Collateralized by U.S. Treasury
  Obligations
Mizuho, Inc. at
   5.09% due 04/02/07                                 1,217,660       1,217,660
UBS, Inc. at
   5.09% due 04/02/07                                 1,217,660       1,217,660
Credit Suisse at
   5.09% due 04/02/07++                                 289,017         289,017
Lehman Brothers, Inc. at
   5.06% due 04/02/07++                               2,136,000       2,136,000
Morgan Stanley at
   5.05% due 04/02/07                                 1,217,660       1,217,660
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $6,077,997)                                                   6,077,997
                                                                 --------------

SECURITIES LENDING COLLATERAL 18.0%
Investment in Securities Lending Short Term
  Investment Portfolio held by
      U.S. Bank                                       4,646,888       4,646,888
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,646,888)                                                     4,646,888
                                                                 --------------
TOTAL INVESTMENTS 105.1%
  (Cost $21,657,639)                                                 27,111,195
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (5.1)%                                                    (1,325,655)
NET ASSETS - 100.0%                                                  25,785,540
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS      GAIN(LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $17,241,140)                                    482  $     (267,205)
                                                                 --------------

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
June 2007 Nasdaq 100 Index
Swap, Maturing 06/14/07**
   (Notional Market Value
   $15,278,968)                                           8,621        (196,470)
June 2007 Nasdaq 100 Index
Swap, Maturing 06/28/07**
   (Notional Market
   Value $2,893,133)                                      1,632           2,107
                                                                 --------------

(TOTAL NOTIONAL MARKET VALUE $18,172,101)                              (194,363)
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2007.

++ All or a portion of this security is held as equity index swap collateral at March 31, 2007.

      ADR - American Depository Receipt.

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 73.6%

FINANCIALS 12.3%
  INSURANCE 4.1%
  Everest Re Group Ltd.                                  3,500   $      336,595
  W.R. Berkley Corp.                                     9,370          310,334
  HCC Insurance Holdings, Inc.+                          8,080          248,864
  Protective Life Corp.                                  5,600          246,624
  American Financial Group, Inc. +                       6,610          225,004
  Unitrin, Inc.                                          4,250          200,048
  Horace Mann Educators Corp.                            9,180          188,649
  Stancorp Financial Group, Inc.                         1,000           49,170
                                                                 --------------

TOTAL INSURANCE                                                       1,805,288
                                                                 --------------

  REAL ESTATE 2.9%
  AMB Property Corp.                                     5,510          323,933
  Regency Centers Corp.+                                 3,790          316,048
  Liberty Property Trust+                                5,700          277,704
  Potlatch Corp.+                                        4,680          214,251
  Hospitality Properties Trust+                          2,500          117,000
  Macerich Co.+                                            290           26,784
                                                                 --------------

TOTAL REAL ESTATE                                                     1,275,720
                                                                 --------------

  BANKS 1.9%
  Colonial BancGroup, Inc.                              10,490          259,627
  Cullen/Frost Bankers, Inc.+                            4,530          237,055
  Greater Bay Bancorp                                    7,370          198,179
  Cathay General Bancorp+                                4,520          153,590
                                                                 --------------

TOTAL BANKS                                                             848,451
                                                                 --------------

  CAPITAL MARKETS 1.6%
  A.G. Edwards, Inc.+                                    4,600          318,228
  SEI Investments Co.                                    3,190          192,134
  Investors Financial Services Corp.                     1,850          107,577
  Nuveen Investments, Inc. -- Class A+                   2,250          106,425
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   724,364
                                                                 --------------

  THRIFTS & MORTGAGE FINANCE 1.3%
  Radian Group, Inc.+                                    5,190          284,827
  PMI Group, Inc.+                                       5,980          270,416

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Webster Financial Corp.+                                 480   $       23,045
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        578,288
                                                                 --------------

  CONSUMER FINANCE 0.5%
  AmeriCredit Corp.*+                                    9,850          225,171
                                                                 --------------

TOTAL CONSUMER FINANCE                                                  225,171
                                                                 --------------

TOTAL FINANCIALS                                                      5,457,282
                                                                 --------------

INFORMATION TECHNOLOGY 11.9%
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.3%
  Lam Research Corp.+ *                                  7,720          365,465
  Intersil Corp. -- Class A+                            10,110          267,814
  Integrated Device Technology, Inc.*                   15,790          243,482
  MEMC Electronic Materials, Inc.*                       3,820          231,416
  International Rectifier Corp.*+                        5,350          204,423
  Microchip Technology, Inc.+                            1,580           56,137
  Atmel Corp.*                                          10,990           55,280
  Fairchild Semiconductor International, Inc.*+          3,260           54,507
  Semtech Corp.*                                           170            2,292
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         1,480,816
                                                                 --------------

  SOFTWARE 2.4%
  Cadence Design Systems, Inc.+                         11,630          244,928
  Sybase, Inc.*+                                         8,920          225,498
  Macrovision Corp.*                                     8,180          204,909
  Fair Isaac Corp.                                       5,110          197,655
  Advent Software, Inc.*                                 5,150          179,580
                                                                 --------------

TOTAL SOFTWARE                                                        1,052,570
                                                                 --------------

  COMMUNICATIONS EQUIPMENT 2.0%
  Harris Corp.+                                          7,190          366,330
  CommScope, Inc.*+                                      6,000          257,400
  Polycom, Inc.*+                                        7,290          242,976
  Dycom Industries, Inc.*+                                 370            9,642
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                          876,348
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
  Avnet, Inc.* +                                         8,370   $      302,492
  Vishay Intertechnology, Inc.*                         16,820          235,144
  Ingram Micro, Inc. -- Class A*                         7,830          151,197
  CDW Corp.+                                             1,080           66,344
  Newport Corp.*+                                        4,040           66,135
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                821,312
                                                                 --------------

  IT CONSULTING & SERVICES 1.3%
  CSG Systems International, Inc.*+                      7,880          197,157
  Acxiom Corp. +                                         9,080          194,221
  Global Payments, Inc.                                  1,970           67,098
  Alliance Data Systems Corp.*+                          1,080           66,550
  SRA International, Inc. -- Class A*+                   2,210           53,836
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                          578,862
                                                                 --------------

  COMPUTERS & PERIPHERALS 1.1%
  Western Digital Corp.*+                               14,750          247,948
  Imation Corp.                                          4,730          190,997
  Diebold, Inc.                                          1,400           66,794
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           505,739
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          5,315,647
                                                                 --------------

CONSUMER DISCRETIONARY 11.1%
  SPECIALTY RETAIL 5.0%
  GameStop Corp. -- Class A*                            10,540          343,288
  American Eagle Outfitters, Inc.+                      10,755          322,542
  AnnTaylor Stores Corp.*                                6,600          255,948
  Aeropostale, Inc.* +                                   5,970          240,173
  Payless Shoesource, Inc.*+                             6,920          229,744
  Charming Shoppes, Inc.*+                              16,780          217,301
  Regis Corp.                                            5,160          208,309
  Rent-A-Center, Inc.*                                   7,310          204,534
  Pacific Sunwear of California, Inc.*                   6,520          135,812
  Dick's Sporting Goods, Inc.*+                          1,050           61,173
  CarMax, Inc.*                                            300            7,362
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                2,226,186
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  HOUSEHOLD DURABLES 1.9%
  Mohawk Industries, Inc.*+                              3,350   $      274,867
  American Greetings Corp. -- Class A                    8,680          201,463
  Tupperware Brands Corp.+                               7,770          193,706
  M.D.C. Holdings, Inc.+                                 3,710          178,340
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                848,376
                                                                 --------------

  MEDIA 1.2%
  Lee Enterprises, Inc.+                                 6,390          192,019
  Media General, Inc.+                                   4,680          178,589
  Belo Corp. -- Class A+                                 8,410          157,015
                                                                 --------------

TOTAL MEDIA                                                             527,623
                                                                 --------------

  HOTELS, RESTAURANTS & LEISURE 1.2%
  Bob Evans Farms, Inc.                                  5,520          203,964
  Ruby Tuesday, Inc.+                                    6,880          196,768
  International Speedway Corp. -- Class A                2,240          115,808
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     516,540
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 0.5%
  DeVry, Inc.+                                           7,480          219,538
  Sotheby's Holdings, Inc. -- Class A+                     370           16,457
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    235,995
                                                                 --------------

  AUTO COMPONENTS 0.4%
  BorgWarner, Inc.                                       1,590          119,918
  ArvinMeritor, Inc.                                     4,450           81,212
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   201,130
                                                                 --------------

  MULTILINE RETAIL 0.4%
  99 Cents Only Stores*+                                12,160          179,117
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  179,117
                                                                 --------------

  AUTOMOBILES 0.3%
  Thor Industries, Inc.+                                 3,240          127,624
                                                                 --------------

TOTAL AUTOMOBILES                                                       127,624
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  TEXTILES & APPAREL 0.2%
  Phillips-Van Heusen Corp.                              1,570   $       92,316
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                 92,316
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          4,954,907
                                                                 --------------

INDUSTRIALS 11.0%
  COMMERCIAL SERVICES & SUPPLIES 3.2%
  Manpower, Inc.+                                        4,520          333,440
  Adesa, Inc.                                            8,190          226,290
  Copart, Inc.*                                          7,510          210,355
  Navigant Consulting, Inc.*                            10,000          197,600
  Korn/Ferry International, Inc.*                        8,190          187,879
  Kelly Services, Inc.+                                  5,830          187,726
  Stericycle, Inc.*+                                     1,220           99,430
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,442,720
                                                                 --------------

  MACHINERY 2.7%
  Joy Global, Inc.+                                      6,640          284,856
  SPX Corp.+                                             3,970          278,694
  Crane Co.+                                             5,630          227,565
  AGCO Corp.*                                            4,690          173,389
  Lincoln Electric Holdings, Inc.+                       2,050          122,098
  Nordson Corp.                                          2,600          120,796
                                                                 --------------

TOTAL MACHINERY                                                       1,207,398
                                                                 --------------

  AEROSPACE & DEFENSE 1.5%
  Precision Castparts Corp.+                             4,090          425,564
  DRS Technologies, Inc.                                 4,210          219,636
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               645,200
                                                                 --------------

  ROAD & RAIL 1.0%
  YRC Worldwide, Inc.*+                                  5,420          217,992
  Swift Transportation Co., Inc.*+                       6,730          209,707
                                                                 --------------

TOTAL ROAD & RAIL                                                       427,699
                                                                 --------------

  TRADING COMPANIES & DISTRIBUTORS 0.9%
  United Rentals, Inc.*                                  7,700          211,750

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  GATX Corp.+                                            3,780   $      180,684
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  392,434
                                                                 --------------

  ELECTRICAL EQUIPMENT 0.7%
  Thomas & Betts Corp.*                                  4,710          229,942
  Roper Industries, Inc.                                 1,420           77,930
  AMETEK, Inc. +                                           170            5,872
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                              313,744
                                                                  -------------

  INDUSTRIAL CONGLOMERATES 0.5%
  Teleflex, Inc.+                                        3,500          238,245
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                          238,245
                                                                 --------------

  CONSTRUCTION & ENGINEERING 0.3%
  Jacobs Engineering Group, Inc.*                        1,950           90,967
  Quanta Services, Inc.*+                                1,190           30,012
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                        120,979
                                                                 --------------

  AIR FREIGHT & COURIERS 0.2%
  Expeditors International Washington, Inc.+             2,500          103,300
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            103,300
                                                                 --------------

TOTAL INDUSTRIALS                                                     4,891,719
                                                                 --------------

HEALTH CARE 8.2%
  HEALTH CARE PROVIDERS & SERVICES 4.0%
  Henry Schein, Inc.*+                                   5,630          310,663
  Covance, Inc.*+                                        4,420          262,283
  Universal Health Services, Inc. -- Class B             4,360          249,654
  LifePoint Hospitals, Inc.*+                            6,080          232,378
  Psychiatric Solutions, Inc.*+                          5,180          208,806
  Apria Healthcare Group, Inc.* +                        6,260          201,885
  Cerner Corp.*+                                         1,820           99,099
  Omnicare, Inc.+                                        2,390           95,050
  WellCare Health Plans, Inc.*                             950           80,987
  Health Net, Inc.*                                        350           18,834
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,759,639
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.7%
  DENTSPLY International, Inc.                           9,510   $      311,452
  Edwards Lifesciences Corp.*+                           4,800          243,360
  Varian, Inc.*                                          3,830          223,136
  Advanced Medical Optics, Inc.*+                        5,840          217,248
  Hillenbrand Industries, Inc.+                          3,500          207,795
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,202,991
                                                                 --------------

  BIOTECHNOLOGY 1.1%
  Cephalon, Inc.*+                                       3,930          279,856
  Martek Biosciences Corp.*+                             7,400          152,588
  Millennium Pharmaceuticals, Inc.*+                     3,370           38,283
  Charles River Laboratories International, Inc.*          620           28,681
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                     499,408
                                                                 --------------

  PHARMACEUTICALS 0.4%
  Perrigo Co.+                                           5,230           92,362
  Sepracor, Inc.*+                                       1,590           74,142
  Par Pharmaceutical Cos., Inc.*                           730           18,337
                                                                 --------------

TOTAL PHARMACEUTICALS                                                   184,841
                                                                 --------------

TOTAL HEALTH CARE                                                     3,646,879
                                                                 --------------

ENERGY 6.0%
  OIL & GAS 3.4%
  Noble Energy, Inc.+                                    7,720          460,498
  Newfield Exploration Co.*+                             7,410          309,071
  Plains Exploration & Production Co.*                   5,740          259,104
  Overseas Shipholding Group, Inc.                       3,520          220,352
  Pogo Producing Co.+                                    4,190          201,539
  Cimarex Energy Co.+                                      840           31,097
  Southwestern Energy Co.*                                 490           20,080
                                                                 --------------

TOTAL OIL & GAS                                                       1,501,741
                                                                 --------------

  ENERGY EQUIPMENT & SERVICES 2.6%
  Tidewater, Inc.+                                       4,740          277,669
  Patterson-UTI Energy, Inc.+                           11,860          266,138

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Grant Prideco, Inc.*+                                  5,100   $      254,184
  Hanover Compressor Co.*+                              10,460          232,735
  Pride International, Inc.*+                            4,600          138,460
  Cameron International Corp.*                             310           19,465
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     1,188,651
                                                                 --------------

TOTAL ENERGY                                                          2,690,392
                                                                 --------------

UTILITIES 5.8%
  MULTI-UTILITIES 2.7%
  OGE Energy Corp.+                                      6,530          253,364
  Puget Energy, Inc.                                     9,810          251,921
  PNM Resources, Inc.+                                   7,420          239,666
  Black Hills Corp. +                                    5,380          197,822
  Aquila, Inc.*                                         34,020          142,204
  Energy East Corp.+                                     5,100          124,236
                                                                 --------------

TOTAL MULTI-UTILITIES                                                 1,209,213
                                                                 --------------

  ELECTRIC UTILITIES 1.8%
  Sierra Pacific Resources*                             15,570          270,606
  Westar Energy, Inc.+                                   8,480          233,370
  IDACORP, Inc.+                                         5,930          200,671
  Northeast Utilities+                                   1,590           52,104
  Pepco Holdings, Inc.+                                    730           21,185
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                                777,936
                                                                 --------------

  GAS UTILITIES 1.3%
  Oneok, Inc.                                            6,920          311,400
  AGL Resources, Inc.                                    6,140          262,301
                                                                 --------------

TOTAL GAS UTILITIES                                                     573,701
                                                                 --------------

TOTAL UTILITIES                                                       2,560,850
                                                                 --------------

MATERIALS 4.6%
  CHEMICALS 2.8%
  Lyondell Chemical Co.+                                11,150          334,166
  FMC Corp.                                              3,200          241,376
  Cytec Industries, Inc.                                 3,980          223,835
  Sensient Technologies Corp.                            7,950          204,951
  Valspar Corp.+                                         3,530           98,240
  Minerals Technologies, Inc.+                           1,380           85,781

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Albemarle Corp.                                        1,580   $       65,317
                                                                 --------------

TOTAL CHEMICALS                                                       1,253,666
                                                                 --------------

  METALS & MINING 1.2%
  Steel Dynamics, Inc.+                                  6,990          301,968
  Reliance Steel & Aluminum Co.+                         4,280          207,152
  Commercial Metals Co.+                                   590           18,496
                                                                 --------------

TOTAL METALS & MINING                                                   527,616
                                                                 --------------

  CONTAINERS & PACKAGING 0.6%
  Sonoco Products Co.                                    6,990          262,684
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            262,684
                                                                 --------------

TOTAL MATERIALS                                                       2,043,966
                                                                 --------------

CONSUMER STAPLES 2.3%
  HOUSEHOLD PRODUCTS 0.6%
  Energizer Holdings, Inc.*                              3,470          296,095
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                296,095
                                                                 --------------

  FOOD PRODUCTS 0.6%
  J.M. Smucker Co.                                       4,800          255,936
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     255,936
                                                                 --------------

  TOBACCO 0.5%
  Universal Corp.                                        3,820          234,357
                                                                 --------------

TOTAL TOBACCO                                                           234,357
                                                                 --------------

  PERSONAL PRODUCTS 0.5%
  Alberto-Culver Co. +                                   9,450          216,216
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                                 216,216
                                                                 --------------

  BEVERAGES 0.1%
  PepsiAmericas, Inc.+                                   1,730           38,614
                                                                 --------------

TOTAL BEVERAGES                                                          38,614
                                                                 --------------

TOTAL CONSUMER STAPLES                                                1,041,218
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.4%
  WIRELESS TELECOMMUNICATION SERVICES 0.3%
  Telephone & Data Systems, Inc.                         2,720   $      162,166
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               162,166
                                                                 --------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
  Cincinnati Bell, Inc.*+                                7,140           33,558
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             33,558
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                        195,724
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $30,145,531)                                                 32,798,584
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 27.5%

Collateralized by U.S. Treasury Obligations
  Mizuho, Inc. at 5.09% due 04/02/07                 2,909,297        2,909,297
  UBS, Inc. at 5.09% due 04/02/07                    2,909,297        2,909,297
  Credit Suisse at 5.09% due 04/02/07++              1,638,578        1,638,578
  Lehman Brothers, Inc. at 5.06% due 04/02/07        1,887,553        1,887,553
  Morgan Stanley at 5.05% due 04/02/07               2,909,297        2,909,297
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $12,254,021)                                                 12,254,022
                                                                 --------------

SECURITIES LENDING COLLATERAL 17.3%
Investment in Securities Lending Short Term
  Investment Portfolio held by U.S. Bank             7,725,471        7,725,471
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,725,471)                                                     7,725,471
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
TOTAL INVESTMENTS 118.4%
  (Cost $50,125,023)                                             $   52,778,077
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.4)%                  $   (8,189,000)
                                                                 --------------
NET ASSETS - 100.0%                                              $   44,589,077

                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 S&P MidCap 400 Index Mini Futures
  Contracts (Aggregate Market Value of
  Contracts $22,077,060)                                   258   $      114,992
                                                                 --------------

                                                                     UNREALIZED
                                                         UNITS             LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  May 2007 S&P MidCap 400 Index Swap,
  Maturing 05/17/07**
(TOTAL NOTIONAL MARKET VALUE
  $12,610,770)                                          14,863   $      (11,481)
                                                                 --------------

*     Non-Income Producing Security.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2007

++ All or a portion of this security is held as equity index swap collateral at March 31, 2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE MID-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 11.4%
Fannie Mae*
  5.12% due 04/26/07                              $    200,000   $      199,317
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $199,317)                                                       199,317
                                                                 --------------

REPURCHASE AGREEMENTS 86.3%
Collateralized by U.S. Treasury
  Obligations
  UBS, Inc. at
     5.09% due 04/02/07                                375,040          375,040
  Mizuho at
     5.09% due 04/02/07                                375,040          375,040
  CSFB at
     5.09% due 04/02/07+                               141,219          141,219
  Lehman Brothers, Inc. at
     5.06% due 04/02/07                                243,326          243,326
  Morgan Stanley at
     5.05% due 04/02/07                                375,041          375,041
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $1,509,666)                                                   1,509,666
                                                                 --------------

TOTAL INVESTMENTS 97.7%
  (Cost $1,708,983)                                              $    1,708,983
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.3%                                             $       40,846
                                                                 --------------
NET ASSETS - 100.0%                                              $    1,749,829
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS             LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 S&P MidCap 400 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $941,270)                                       11   $      (12,300)

                                                                     UNREALIZED
                                                         UNITS             GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
May 2007 S&P MidCap 400 Index
Swap, Maturing
05/22/07**
  (Notional Market Value
  $829,060)                                                977   $       12,634
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 56.9%

FINANCIALS 11.8%
  REAL ESTATE 4.2%
  Realty Income Corp.                                       310   $       8,742
  Nationwide Health Properties,
      Inc.                                                  270           8,440
  LaSalle Hotel Properties                                  160           7,418
  Potlatch Corp.                                            150           6,867
  Post Properties, Inc.                                     150           6,859
  Newcastle Investment Corp.                                230           6,378
  Pennsylvania Real Estate
      Investment Trust                                      140           6,206
  Strategic Hotel Capital, Inc.                             270           6,175
  Spirit Finance Corp.                                      410           6,109
  Entertainment Properties Trust                            100           6,025
  Alexandria Real Estate
      Equities, Inc.                                         60           6,022
  FelCor Lodging Trust, Inc.                                230           5,973
  Corporate Office Properties
      Trust SBI                                             130           5,938
  American Home Mortgage
      Investment Corp.                                      210           5,668
  Senior Housing Properties
      Trust                                                 230           5,497
  First Industrial Realty
      Trust, Inc.                                           120           5,436
  BioMed Realty Trust, Inc.                                 200           5,260
  Highland Hospitality Corp.                                290           5,162
  Equity Lifestyle Properties,
      Inc.                                                   90           4,861
  KKR Financial Corp.                                       170           4,663
  Eastgroup Properties, Inc.                                 90           4,593
  Healthcare Realty Trust, Inc.                             120           4,476
  NorthStar Realty Finance Corp.                            290           4,411
  National Retail Properties,
      Inc.                                                  180           4,354
  Highwoods Properties, Inc.                                110           4,344
  PS Business Parks, Inc.                                    60           4,231
  Ashford Hospitality Trust,
      Inc.                                                  350           4,179
  Gramercy Capital Corp.                                    130           3,988
  Sovran Self Storage, Inc.                                  70           3,879
  Home Properties, Inc.                                      70           3,697
  Arbor Realty Trust, Inc.                                  120           3,653
  Capital Trust, Inc. -- Class A                             80           3,646
  RAIT Financial Trust                                      130           3,632
  Equity Inns, Inc.                                         220           3,604
  Anthracite Capital, Inc.                                  300           3,600

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Deerfield Triarc Capital Corp.                            240   $       3,598
  Innkeepers USA Trust                                      220           3,582
  DiamondRock Hospitality Co.                               180           3,420
  Kite Realty Group Trust                                   170           3,391
  Medical Properties Trust Inc.                             230           3,379
  Winston Hotels, Inc.                                      210           3,156
  Omega Healthcare Investors,
      Inc.                                                  180           3,087
  Sunstone Hotel Investors, Inc.                             70           1,908
                                                                  -------------

TOTAL REAL ESTATE                                                       209,507
                                                                  -------------

  BANKS 3.9%
  SVB Financial Group*                                      180           8,746
  Cathay General Bancorp                                    240           8,155
  Pacific Capital Bancorp                                   240           7,709
  Chittenden Corp.                                          240           7,246
  International Bancshares Corp.                            240           7,121
  Greater Bay Bancorp                                       260           6,991
  Prosperity Bancshares, Inc.                               200           6,948
  First Community Bancorp                                   110           6,219
  Sterling Financial Corp.                                  190           5,926
  Central Pacific Financial
      Corp.                                                 160           5,851
  First Bancorp Puerto Rico                                 440           5,834
  Wintrust Financial Corp.                                  130           5,799
  Provident Bankshares Corp.                                160           5,258
  MB Financial Corp.                                        140           5,041
  Boston Private Financial
      Holdings, Inc.                                        180           5,026
  UMB Financial Corp.                                       130           4,909
  Citizens Banking Corp.                                    220           4,875
  National Penn Bancshares, Inc.                            250           4,725
  FNB Corp.                                                 263           4,432
  Signature Bank*                                           130           4,230
  CVB Financial Corp.                                       350           4,165
  Hanmi Financial Corp.                                     210           4,003
  Sterling Bancshares, Inc.                                 350           3,913
  UCBH Holdings, Inc.                                       210           3,910
  Chemical Financial Corp.                                  130           3,873
  City Holding Co.                                           90           3,640
  Banner Corp.                                               80           3,324
  PrivateBancorp, Inc.                                       90           3,290
  Texas Capital Bancshares,
      Inc.*                                                 150           3,075
  Columbia Banking Systems, Inc.                             90           3,036
  Centennial Bank Holdings,
      Inc.*                                                 340           2,941

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Virginia Commerce Bancorp,
      Inc.*                                                 130   $       2,814
  W Holding Co., Inc.                                       560           2,800
  Western Alliance Bancorp,
      Inc.*                                                  90           2,794
  Intervest Bancshares Corp.*                                90           2,583
  Capitol Bancorp, Ltd.                                      70           2,580
  Old National Bancorp                                      140           2,545
  Community Bancorp*                                         80           2,460
  Integra Bank Corp.                                        110           2,452
  Pinnacle Financial Partners,
      Inc.*                                                  80           2,441
  Preferred Bank                                             60           2,353
  Seacoast Banking Corporation
      of Florida                                            100           2,267
  Wilshire Bancorp, Inc.                                    130           2,132
  Westamerica Bancorporation                                 30           1,445
  Irwin Financial Corp.                                      70           1,305
  Independent Bank Corp.                                     60           1,222
                                                                  -------------

TOTAL BANKS                                                             194,404
                                                                  -------------

  INSURANCE 1.6%
  Ohio Casualty Corp.                                       250           7,487
  Phoenix Cos., Inc.                                        520           7,217
  Zenith National Insurance
      Corp.                                                 140           6,618
  Delphi Financial Group, Inc.
      -- Class A                                            160           6,437
  Argonaut Group, Inc.*                                     160           5,177
  LandAmerica Financial Group,
      Inc.                                                   70           5,174
  RLI Corp.                                                  90           4,944
  Infinity Property & Casualty
      Corp.                                                  90           4,217
  Odyssey Re Holdings Corp.                                 100           3,931
  Horace Mann Educators Corp.                               180           3,699
  ProAssurance Corp.*                                        70           3,580
  Navigators Group, Inc.*                                    70           3,512
  Tower Group, Inc.                                         100           3,222
  Safety Insurance Group, Inc.                               80           3,210
  FPIC Insurance Group, Inc.*                                70           3,127
  Harleysville Group, Inc.                                   80           2,599
  Meadowbrook Insurance Group,
      Inc.*                                                 220           2,418
  American Physicians Capital,
      Inc.*                                                  50           2,004
  EMC Insurance Group, Inc.                                  70           1,806

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  American Equity Investment
      Life Holding Co.                                      120   $       1,576
                                                                  -------------

TOTAL INSURANCE                                                          81,955
                                                                  -------------

  THRIFTS & MORTGAGE FINANCE 0.9%
  Downey Financial Corp.                                    100           6,454
  MAF Bancorp, Inc.                                         140           5,788
  First Niagara Financial
      Group, Inc.                                           410           5,703
  PFF Bancorp, Inc.                                         130           3,943
  NewAlliance Bancshares, Inc.                              240           3,890
  Bankunited Financial Corp. --
      Class A                                               170           3,606
  Flagstar Bancorp, Inc.                                    270           3,226
  Triad Guaranty, Inc.*                                      70           2,899
  TierOne Corp.                                             100           2,704
  Franklin Bank Corp.*                                      150           2,680
  Federal Agricultural Mortgage
      Corp.                                                  70           1,904
  FirstFed Financial Corp.*                                  30           1,705
  Berkshire Hills Bancorp, Inc.                              50           1,683
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                         46,185
                                                                  -------------

  CAPITAL MARKETS 0.7%
  Apollo Investment Corp.                                   430           9,202
  MCG Capital Corp.                                         270           5,065
  Piper Jaffray Cos., Inc.*                                  80           4,955
  Waddell & Reed Financial,
      Inc. -- Class A                                       180           4,198
  Ares Capital Corp.                                        220           3,997
  SWS Group, Inc.                                           150           3,722
  GFI Group, Inc.*                                           50           3,399
  Calamos Asset Management,
      Inc. -- Class A                                       120           2,678
                                                                  -------------

TOTAL CAPITAL MARKETS                                                    37,216
                                                                  -------------

  CONSUMER FINANCE 0.3%
  Advanta Corp.                                             100           4,384
  World Acceptance Corp.*                                    90           3,596
  Cash America International,
      Inc.                                                   80           3,280
  Ezcorp, Inc. -- Class A*                                  140           2,062

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  First Cash Financial
      Services, Inc.*                                        90   $       2,005
                                                                  -------------

TOTAL CONSUMER FINANCE                                                   15,327
                                                                  -------------

  DIVERSIFIED FINANCIALS 0.2%
  Portfolio Recovery
      Associates, Inc.*                                      70           3,125
  Asta Funding, Inc.                                         70           3,022
  Pico Holdings, Inc.*                                       70           2,990
  Compass Diversified Trust                                  80           1,342
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                             10,479
                                                                  -------------

TOTAL FINANCIALS                                                        595,073
                                                                  -------------

INFORMATION TECHNOLOGY 10.6%
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.2%
  Varian Semiconductor
      Equipment Associates,
      Inc.*                                                 210          11,210
  Formfactor, Inc.*                                         170           7,607
  Amkor Technology, Inc.*                                   500           6,240
  ON Semiconductor Corp.*                                   590           5,263
  MKS Instruments, Inc.*                                    200           5,104
  Zoran Corp.*                                              290           4,936
  Advanced Energy Industries,
      Inc.*                                                 220           4,629
  Trident Microsystems, Inc.*                               220           4,413
  Intevac, Inc.*                                            160           4,219
  Atheros Communications, Inc.*                             170           4,068
  Cabot Microelectronics Corp.*                             120           4,021
  Tessera Technologies, Inc.*                               100           3,974
  LTX Corp.*                                                640           3,917
  Micrel, Inc.*                                             350           3,857
  Hittite Microwave Corp.*                                   90           3,615
  Kulicke & Soffa Industries,
      Inc.*                                                 350           3,237
  Cirrus Logic, Inc.*                                       410           3,141
  Diodes, Inc.*                                              90           3,136
  Mattson Technology, Inc.*                                 310           2,821
  Actel Corp.*                                              170           2,808
  Cohu, Inc.                                                140           2,632
  Asyst Technologies, Inc.*                                 370           2,601
  RF Micro Devices, Inc.*                                   400           2,492
  AMIS Holdings, Inc.*                                      200           2,190
  Semtech Corp.*                                            160           2,157

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Silicon Storage Technology,
      Inc.*                                                 430   $       2,120
  Veeco Instruments, Inc.*                                  100           1,950
  Supertex, Inc.*                                            50           1,661
  Cymer, Inc.*                                               30           1,247
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                               111,266
                                                                  -------------

  SOFTWARE 2.1%
  Hyperion Solutions Corp.*                                 210          10,884
  Sybase, Inc.*                                             410          10,365
  Micros Systems, Inc.*                                     140           7,559
  Kronos, Inc.*                                             140           7,490
  Jack Henry & Associates, Inc.                             310           7,455
  Nuance Communications, Inc.*                              480           7,349
  MicroStrategy, Inc. -- Class A*                            50           6,319
  Macrovision Corp.*                                        190           4,760
  Transaction Systems
      Architects, Inc. -- Class
      A*                                                    140           4,535
  Informatica Corp.*                                        330           4,432
  EPIQ Systems, Inc.*                                       190           3,872
  TIBCO Software, Inc.*                                     440           3,749
  Quest Software, Inc.*                                     220           3,579
  Ansys, Inc.*                                               70           3,554
  Ansoft Corp.*                                             110           3,480
  i2 Technologies, Inc.*                                    130           3,120
  Smith Micro Software, Inc.*                               160           2,981
  SPSS, Inc.*                                                80           2,888
  Progress Software Corp.*                                   90           2,808
  Mentor Graphics Corp.*                                    170           2,778
  Secure Computing Corp.*                                   270           2,079
  Quality Systems, Inc.                                      40           1,600
                                                                  -------------

TOTAL SOFTWARE                                                          107,636
                                                                  -------------

  COMMUNICATIONS EQUIPMENT 1.7%
  CommScope, Inc.*                                          270          11,583
  Polycom, Inc.*                                            310          10,332
  Interdigital Communications
      Corp.*                                                250           7,918
  Foundry Networks, Inc.*                                   540           7,328
  Arris Group, Inc.*                                        510           7,181
  Utstarcom, Inc.*                                          570           4,725
  Sonus Networks, Inc.*                                     530           4,277
  ViaSat, Inc.*                                             120           3,956
  Harmonic, Inc.*                                           390           3,830

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Blue Coat Systems, Inc.*                                  100   $       3,673
  C-COR, Inc.*                                              250           3,465
  ADTRAN, Inc.                                              140           3,409
  Comtech Group, Inc.*                                      150           2,622
  Sirenza Microdevices, Inc.*                               300           2,586
  Loral Space & Communications,
      Inc.*                                                  50           2,544
  Oplink Communications, Inc.*                              130           2,336
  Anaren, Inc.*                                             130           2,289
  Carrier Access Corp.*                                      50             256
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                           84,310
                                                                  -------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
  Flir Systems, Inc.*                                       260           9,274
  Anixter International, Inc.*                              100           6,594
  Itron, Inc.*                                              100           6,504
  Paxar Corp.*                                              200           5,740
  Benchmark Electronics, Inc.*                              250           5,165
  Global Imaging Systems, Inc.*                             250           4,875
  Rofin-Sinar Technologies,
      Inc.*                                                  70           4,143
  Littelfuse, Inc.*                                         100           4,060
  Coherent, Inc.*                                           120           3,809
  TTM Technologies, Inc.*                                   340           3,244
  MTS Systems Corp.                                          80           3,107
  Rogers Corp.*                                              70           3,105
  Scansource, Inc.*                                         110           2,952
  Agilsys, Inc.                                             120           2,696
  Park Electrochemical Corp.                                 90           2,441
  Zygo Corp., Inc.*                                         140           2,241
  Acacia Research - Acacia
      Technologies*                                         140           2,215
  CTS Corp.                                                 150           2,073
  SYNNEX Corp.*                                              80           1,699
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 75,937
                                                                  -------------

  INTERNET SOFTWARE & SERVICES 1.4%
  Digital River, Inc.*                                      140           7,735
  aQuantive, Inc.*                                          270           7,536
  WebEx Communications, Inc.*                               110           6,255
  Equinix, Inc.*                                             70           5,994
  j2 Global Communications,
      Inc.*                                                 190           5,267
  ValueClick, Inc.*                                         200           5,226

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Interwoven, Inc.*                                         280   $       4,732
  United Online, Inc.                                       290           4,069
  SAVVIS, Inc.*                                              80           3,830
  InfoSpace, Inc.*                                          140           3,594
  TheStreet.com, Inc.                                       250           3,062
  Perficient, Inc.*                                         150           2,967
  Internap Network Services
      Corp.*                                                180           2,835
  Vignette Corp.*                                           130           2,414
  Travelzoo, Inc.*                                           60           2,206
  SonicWALL, Inc.*                                          250           2,090
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                       69,812
                                                                  -------------

  IT CONSULTING & SERVICES 1.0%
  MPS Group, Inc.*                                          410           5,801
  Gartner, Inc. -- Class A*                                 240           5,748
  Perot Systems Corp. -- Class A*                           310           5,540
  eFunds Corp.*                                             180           4,799
  Forrester Research, Inc.*                                 130           3,687
  Mantech International Corp. --
      Class A*                                              110           3,675
  Sapient Corp.*                                            520           3,567
  Lightbridge, Inc.*                                        200           3,514
  Covansys Corp.*                                           130           3,208
  SYKES Enterprises, Inc.*                                  170           3,101
  Gevity HR, Inc.                                           120           2,369
  RightNow Technologies, Inc.*                              140           2,293
  Integral Systems, Inc.                                     90           2,175
  Ness Technologies, Inc.*                                  170           2,173
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                           51,650
                                                                  -------------

  COMPUTERS & PERIPHERALS 0.7%
  Brocade Communications
      Systems, Inc.*                                      1,260          11,995
  Palm, Inc.*                                               410           7,433
  Imation Corp.                                             170           6,865
  Novatel Wireless, Inc.*                                   250           4,010
  Hutchinson Technology, Inc.*                              110           2,569
  Stratasys, Inc.*                                           60           2,563
  Electronics for Imaging, Inc.*                             60           1,407
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                            36,842
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                            537,453
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 9.3%
  SPECIALTY RETAIL 2.3%
  Rent-A-Center, Inc.*                                      330   $       9,233
  Aeropostale, Inc.*                                        220           8,851
  Men's Wearhouse, Inc.                                     180           8,469
  Payless Shoesource, Inc.*                                 240           7,968
  Regis Corp.                                               180           7,267
  Charming Shoppes, Inc.*                                   470           6,087
  Blockbuster, Inc. -- Class A*                             910           5,860
  Guess ?, Inc.                                             140           5,669
  Gymboree Corp.*                                           140           5,610
  Brown Shoe Co., Inc.                                      120           5,040
  Group 1 Automotive, Inc.                                  120           4,772
  Stage Stores, Inc.                                        200           4,662
  Dress Barn, Inc.*                                         220           4,578
  Asbury Automotive Group, Inc.                             140           3,955
  DSW, Inc.*                                                 90           3,799
  Cato Corp. -- Class A                                     160           3,742
  CSK Auto Corp.*                                           210           3,612
  Buckle, Inc.                                              100           3,570
  Select Comfort Corp.*                                     200           3,560
  Charlotte Russe Holding, Inc.*                            120           3,464
  Genesco, Inc.*                                             70           2,907
  Shoe Carnival, Inc.*                                       80           2,664
  Talbots, Inc.                                              90           2,126
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  117,465
                                                                  -------------

  HOTELS, RESTAURANTS & LEISURE 1.7%
  Jack in the Box, Inc.*                                    130           8,987
  Sonic Corp.*                                              310           6,907
  Pinnacle Entertainment, Inc.*                             220           6,395
  Bob Evans Farms, Inc.                                     170           6,281
  CEC Entertainment, Inc.*                                  140           5,816
  WMS Industries, Inc.*                                     140           5,494
  CKE Restaurants, Inc.                                     270           5,092
  Triarc Cos., Inc. -- Class B                              290           4,985
  Gaylord Entertainment Co.*                                 90           4,758
  IHOP Corp.                                                 80           4,692
  Rare Hospitality
      International, Inc.*                                  140           4,213
  Ameristar Casinos, Inc.                                   110           3,532
  AFC Enterprises*                                          170           3,408
  Papa John's International,
      Inc.*                                                 110           3,234
  Ruth's Chris Steak House*                                 130           2,647
  Monarch Casino & Resort, Inc.*                            100           2,600

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Speedway Motorsports, Inc.                                 60   $       2,325
  CBRL Group, Inc.                                           50           2,315
  O'Charleys, Inc.*                                         110           2,122
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                      85,803
                                                                  -------------

  MEDIA 1.4%
  Belo Corp. -- Class A                                     380           7,095
  Lee Enterprises, Inc.                                     190           5,709
  Marvel Entertainment, Inc.*                               190           5,272
  Scholastic Corp.*                                         160           4,976
  Entercom Communications Corp.                             160           4,509
  Media General, Inc.                                       110           4,198
  Interactive Data Corp.                                    160           3,960
  Valassis Communications, Inc.*                            230           3,954
  RCN Corp.*                                                140           3,577
  Sinclair Broadcast Group,
      Inc. -- Class A                                       220           3,399
  Morningstar, Inc.*                                         60           3,098
  Cox Radio Inc. -- Class A*                                220           3,003
  CKX, Inc.*                                                260           2,886
  Journal Register Co.                                      480           2,861
  Harris Interactive, Inc.*                                 450           2,713
  Westwood One, Inc.                                        370           2,542
  Arbitron, Inc.                                             40           1,878
  Cumulus Media, Inc. -- Class A*                           180           1,688
  Citadel Broadcasting Corp.                                150           1,427
                                                                  -------------

TOTAL MEDIA                                                              68,745
                                                                  -------------

  TEXTILES & APPAREL 1.0%
  Phillips-Van Heusen Corp.                                 180          10,584
  Wolverine World Wide, Inc.                                220           6,285
  Warnaco Group, Inc.*                                      190           5,396
  Deckers Outdoor Corp.*                                     60           4,261
  Oxford Industries, Inc.                                    80           3,955
  Kellwood Co.                                              130           3,813
  Columbia Sportswear Co.                                    50           3,116
  Iconix Brand Group, Inc.*                                 150           3,060
  Steven Madden, Ltd.                                       100           2,920
  K-Swiss, Inc. -- Class A                                  100           2,702
  Unifirst Corp.                                             60           2,302
  True Religion Apparel, Inc.*                              140           2,274
  Maidenform Brands, Inc.*                                   88           2,030
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                 52,698
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  HOUSEHOLD DURABLES 0.7%
  Tempur-Pedic International,
      Inc.                                                  240   $       6,238
  Tupperware Brands Corp.                                   250           6,232
  American Greetings Corp. --
      Class A                                               250           5,803
  Ethan Allen Interiors, Inc.                               140           4,948
  Furniture Brands
      International, Inc.                                   200           3,156
  Kimball International, Inc. --
      Class B                                               160           3,085
  Blyth, Inc.                                               140           2,955
  Brookfield Homes Corp.                                     60           1,926
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                 34,343
                                                                  -------------

  AUTO COMPONENTS 0.5%
  American Axle & Manufacturing
      Holdings, Inc.                                        220           6,017
  ArvinMeritor, Inc.                                        310           5,658
  Tenneco, Inc.*                                            190           4,838
  Aftermarket Technology Corp.*                             130           3,156
  Drew Industries, Inc.*                                     80           2,294
  Fuel Systems Solutions, Inc.*                             120           2,222
                                                                  -------------

TOTAL AUTO COMPONENTS                                                    24,185
                                                                  -------------

  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Sotheby's Holdings, Inc. --
      Class A                                               130           5,782
  Jackson Hewitt Tax Service,
      Inc.                                                  130           4,183
  DeVry, Inc.                                               130           3,816
  Pre-Paid Legal Services, Inc.*                             60           3,007
  Vertrue, Inc.*                                             60           2,887
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     19,675
                                                                  -------------

  INTERNET & CATALOG RETAIL 0.3%
  Priceline.com, Inc.*                                      110           5,859
  Systemax, Inc.                                            190           3,559
  FTD Group, Inc.                                           180           2,975
  Netflix, Inc.*                                             90           2,087
  GSI Commerce, Inc.*                                        80           1,807
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                          16,287
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  LEISURE EQUIPMENT & PRODUCTS 0.3%
  Jakks Pacific, Inc.*                                      190   $       4,541
  RC2 Corp.*                                                100           4,039
  Smith & Wesson Holding Corp.*                             210           2,749
  Oakley, Inc.                                              110           2,216
  Nautilus, Inc.                                            140           2,160
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       15,705
                                                                  -------------

  MULTILINE RETAIL 0.3%
  Big Lots, Inc.*                                           480          15,014
                                                                  -------------

TOTAL MULTILINE RETAIL                                                   15,014
                                                                  -------------

  AUTOMOBILES 0.1%
  Winnebago Industries, Inc.                                130           4,372
  Monaco Coach Corp.                                        170           2,708
                                                                  -------------

TOTAL AUTOMOBILES                                                         7,080
                                                                  -------------

  HEALTH CARE PROVIDERS & SERVICES 0.1%
  Stewart Enterprises, Inc. --
      Class A                                               500           4,030
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                    4,030
                                                                  -------------

  INTERNET SOFTWARE & SERVICES 0.1%
  INVESTools, Inc.*                                         260           3,614
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                        3,614
                                                                  -------------

  DISTRIBUTORS 0.1%
  Keystone Automotive
      Industries, Inc.*                                      90           3,033
                                                                  -------------

TOTAL DISTRIBUTORS                                                        3,033
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                            467,677
                                                                  -------------

INDUSTRIALS 8.1%
  COMMERCIAL SERVICES & SUPPLIES 2.4%
  Watson Wyatt & Co. Holdings                               160           7,784
  Waste Connections, Inc.*                                  255           7,635
  IKON Office Solutions, Inc.                               520           7,472
  United Stationers, Inc.*                                  120           7,190

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Deluxe Corp.                                              210   $       7,041
  Teletech Holdings, Inc.*                                  140           5,137
  Heidrick & Struggles
      International, Inc.*                                  100           4,845
  ABM Industries, Inc.                                      180           4,750
  Herman Miller, Inc.                                       140           4,689
  Korn/Ferry International,
      Inc.*                                                 200           4,588
  Consolidated Graphics, Inc.*                               60           4,443
  Huron Consulting Group, Inc.*                              70           4,259
  Ennis Inc.                                                140           3,746
  Geo Group, Inc.*                                           80           3,626
  Viad Corp.                                                 90           3,474
  American Reprographics Co.*                               110           3,387
  Layne Christensen Co.*                                     90           3,278
  Interface, Inc. -- Class A                                200           3,198
  CoStar Group, Inc.*                                        70           3,128
  Volt Information Sciences,
      Inc.*                                                 110           2,881
  Kenexa Corp. -- Class A*                                   90           2,802
  CBIZ, Inc.*                                               390           2,769
  Pike Electric Corp.*                                      150           2,712
  Rollins, Inc.                                             110           2,531
  M&F Worldwide Corp.*                                       50           2,380
  Amrep Corp. PLC                                            30           2,317
  Waste Industries USA, Inc.                                 80           2,198
  COMSYS IT Partners, Inc.*                                 100           1,990
  School Specialty, Inc.*                                    50           1,805
  PeopleSupport, Inc.*                                      130           1,489
  First Consulting Group, Inc.*                             140           1,274
  ICT Group, Inc.*                                           70           1,225
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    122,043
                                                                  -------------

  MACHINERY 1.5%
  Wabtec Corp.                                              210           7,243
  Bucyrus International, Inc. --
      Class A                                               140           7,210
  Actuant Corp. -- Class A                                  120           6,091
  Nordson Corp.                                             120           5,575
  Kaydon Corp.                                              110           4,682
  RBC Bearings, Inc.*                                       120           4,012
  Middleby Corp.*                                            30           3,955
  Albany International Corp. --
      Class A                                               110           3,953
  Barnes Group, Inc.                                        170           3,912
  Columbus McKinnon Corp. --
      Class A*                                              170           3,806
  Commercial Vehicle Group,
      Inc.*                                                 170           3,502

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Briggs & Stratton Corp.                                   110   $       3,393
  EnPro Industries, Inc.*                                    90           3,245
  Cascade Corp.                                              50           2,991
  Dynamic Materials Corp.*                                   90           2,945
  NACCO Industries, Inc. --
      Class A                                                20           2,748
  Astec Industries, Inc.*                                    60           2,415
  Tennant Co.                                                70           2,204
                                                                  -------------

TOTAL MACHINERY                                                          73,882
                                                                  -------------

  ELECTRICAL EQUIPMENT 1.2%
  General Cable Corp.*                                      190          10,152
  Acuity Brands, Inc.                                       170           9,255
  Belden CDT, Inc.                                          140           7,503
  Regal-Beloit Corp.                                        140           6,493
  Genlyte Group, Inc.*                                       90           6,349
  Woodward Governor Co.                                     120           4,940
  EnerSys*                                                  270           4,639
  II-VI, Inc.*                                              130           4,400
  Lamson & Sessions Co., Inc.*                              140           3,891
  A.O. Smith Corp.                                          100           3,822
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                               61,444
                                                                  -------------

  AEROSPACE & DEFENSE 0.8%
  BE Aerospace, Inc.*                                       310           9,827
  Ceradyne, Inc.*                                           130           7,116
  Orbital Sciences Corp.*                                   280           5,247
  Teledyne Technologies, Inc.*                              130           4,867
  Hexcel Corp.*                                             200           3,970
  United Industrial Corp.                                    70           3,864
  K&F Industries Holdings, Inc.*                            130           3,501
  EDO Corp.                                                 130           3,406
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                                41,798
                                                                  -------------

  ROAD & RAIL 0.4%
  Dollar Thrifty Automotive
      Group, Inc.*                                          100           5,104
  Florida East Coast
      Industries, Inc.                                       70           4,388
  Heartland Express, Inc.                                   230           3,652
  Arkansas Best Corp.                                       100           3,555
  Old Dominion Freight Line,
      Inc.*                                                 120           3,457

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Saia, Inc.*                                                90   $       2,138
                                                                  -------------

TOTAL ROAD & RAIL                                                        22,294
                                                                  -------------

  CONSTRUCTION & ENGINEERING 0.4%
  Granite Construction, Inc.                                130           7,184
  EMCOR Group, Inc.*                                        120           7,078
  Infrasource Services, Inc.*                               150           4,576
  Sterling Construction Co.,
      Inc.*                                                  90           1,715
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                         20,553
                                                                  -------------

  AIRLINES 0.4%
  SkyWest, Inc.                                             300           8,049
  Republic Airways Holdings,
      Inc.*                                                 220           5,051
  JetBlue Airways Corp.*                                    370           4,259
  Alaska Air Group, Inc.*                                    80           3,048
                                                                  -------------

TOTAL AIRLINES                                                           20,407
                                                                  -------------

  BUILDING PRODUCTS 0.3%
  NCI Building Systems, Inc.*                               100           4,774
  American Woodmark Corp.                                    90           3,308
  Ameron International Corp.                                 50           3,293
  Builders FirstSource, Inc.*                               150           2,411
  Universal Forest Products,
      Inc.                                                   40           1,982
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                  15,768
                                                                  -------------

  TRADING COMPANIES & DISTRIBUTORS 0.3%
  Applied Industrial
      Technologies, Inc.                                    170           4,170
  Watsco, Inc.                                               60           3,065
  Williams Scotsman
      International, Inc.*                                  120           2,359
  Kaman Corp. -- Class A                                    100           2,331
  BlueLinx Holdings, Inc.                                   200           2,100
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   14,025
                                                                  -------------

  AIR FREIGHT & COURIERS 0.2%
  HUB Group, Inc. -- Class A*                               170           4,928

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Atlas Air Worldwide Holdings
      Co., Inc.*                                             90   $       4,746
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                              9,674
                                                                  -------------

  MARINE 0.2%
  Horizon Lines, Inc. -- Class A                            140           4,595
  American Commercial Lines,
      Inc.*                                                 130           4,088
                                                                  -------------

TOTAL MARINE                                                              8,683
                                                                  -------------

TOTAL INDUSTRIALS                                                       410,571
                                                                  -------------

HEALTH CARE 7.0%
  HEALTH CARE EQUIPMENT & SUPPLIES 2.3%
  Immucor, Inc.*                                            280           8,241
  Varian, Inc.*                                             130           7,574
  Biosite, Inc.*                                             90           7,557
  Steris Corp.                                              280           7,437
  Inverness Medical
      Innovations, Inc.*                                    160           7,005
  Mentor Corp.                                              140           6,440
  Hologic, Inc.*                                            110           6,340
  American Medical Systems
      Holdings, Inc.*                                       290           6,139
  Dionex Corp.*                                              90           6,130
  Viasys Healthcare, Inc.*                                  170           5,778
  Bio--Rad Laboratories, Inc. --
      Class A*                                               80           5,587
  Haemonetics Corp.*                                        110           5,143
  Integra LifeSciences Holdings
      Corp.*                                                 90           4,102
  DJ Orthopedics, Inc.*                                     100           3,790
  ArthroCare Corp.*                                         100           3,604
  Zoll Medical Corp.*                                       130           3,465
  PharmaNet Development Group,
      Inc.*                                                 130           3,380
  Conmed Corp.*                                             110           3,215
  SurModics, Inc.*                                           70           2,520
  Meridian Bioscience, Inc.                                  90           2,498
  OraSure Technologies, Inc.*                               330           2,426
  ICU Medical, Inc.*                                         60           2,352
  Quidel Corp.*                                             190           2,280
  Abaxis, Inc.*                                              90           2,193
  Align Technology, Inc.*                                   120           1,903

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Angiodynamics, Inc.*                                       90   $       1,520
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  118,619
                                                                  -------------

  BIOTECHNOLOGY 1.8%
  Dendreon Corp.*                                           520           6,723
  BioMarin Pharmaceuticals,
      Inc.*                                                 350           6,041
  Myriad Genetics, Inc.*                                    160           5,514
  Applera Corp. - Celera
      Genomics Group*                                       360           5,112
  Cubist Pharmaceuticals, Inc.*                             220           4,855
  United Therapeutics Corp.*                                 90           4,840
  Alkermes, Inc.*                                           300           4,632
  OSI Pharmaceuticals, Inc.*                                140           4,620
  Digene Corp.*                                             100           4,241
  Affymetrix, Inc.*                                         140           4,210
  Savient Pharmaceuticals, Inc.*                            350           4,207
  Martek Biosciences Corp.*                                 170           3,505
  Lifecell Corp.*                                           140           3,496
  Medarex, Inc.*                                            260           3,364
  Illumina, Inc.*                                           110           3,223
  Alnylam Pharmaceuticals, Inc.*                            170           3,060
  Progenics Pharmaceuticals,
      Inc.*                                                 120           2,842
  Indevus Pharmaceuticals, Inc.*                            340           2,404
  Regeneron Pharmaceuticals,
      Inc.*                                                 110           2,378
  Onyx Pharmaceuticals, Inc.*                                90           2,236
  Exelixis, Inc.*                                           200           1,988
  Trimeris, Inc.*                                           260           1,789
  BioCryst Pharmaceuticals,
      Inc.*                                                 210           1,758
  Pharmion Corp.*                                            60           1,577
  Zymogenetics, Inc.*                                        80           1,245
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                      89,860
                                                                  -------------

  HEALTH CARE PROVIDERS & SERVICES 1.8%
  Sunrise Senior Living, Inc.*                              210           8,299
  AMERIGROUP Corp.*                                         250           7,600
  Magellan Health Services,
      Inc.*                                                 180           7,560
  Apria Healthcare Group, Inc.*                             210           6,772
  inVentiv Health, Inc.*                                    150           5,744
  Kindred Healthcare, Inc.*                                 170           5,573

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Psychiatric Solutions, Inc.*                              110   $       4,434
  Healthspring, Inc.*                                       180           4,239
  Omnicell, Inc.*                                           170           3,556
  Gentiva Health Services, Inc.*                            170           3,429
  Medcath Corp.*                                            120           3,276
  LHC Group, Inc.*                                          100           3,243
  The Trizetto Group, Inc.*                                 160           3,202
  AmSurg Corp.*                                             130           3,184
  Vital Images, Inc.*                                        90           2,993
  Dendrite International, Inc.*                             190           2,975
  Sun Healthcare Group, Inc.*                               230           2,841
  Amedisys, Inc.*                                            86           2,789
  Allscripts Healthcare
      Solutions, Inc.*                                      100           2,681
  HealthExtras, Inc.*                                        90           2,590
  Bio-Reference Labs, Inc.*                                 100           2,540
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                   89,520
                                                                  -------------

  PHARMACEUTICALS 1.1%
  MGI Pharma, Inc.*                                         330           7,415
  Perrigo Co.                                               350           6,181
  Viropharma, Inc.*                                         340           4,879
  Par Pharmaceutical Cos., Inc.*                            180           4,522
  KV Pharmaceutical Co.*                                    180           4,452
  Kendle International, Inc.*                               120           4,262
  Sciele Pharma, Inc.*                                      180           4,262
  Alpharma, Inc. -- Class A                                 170           4,094
  Medicis Pharmaceutical Corp.
      -- Class A                                            110           3,390
  Noven Pharmaceuticals, Inc.*                              140           3,248
  Pozen, Inc.*                                              180           2,655
  Salix Pharmaceuticals Ltd.*                               200           2,520
  Bradley Pharmaceuticals, Inc.*                             90           1,727
                                                                  -------------

TOTAL PHARMACEUTICALS                                                    53,607
                                                                  -------------

TOTAL HEALTH CARE                                                       351,606
                                                                  -------------

ENERGY 2.9%
  OIL & GAS 1.6%
  PetroHawk Energy Corp.*                                   680           8,956
  USEC, Inc.*                                               450           7,312
  Mariner Energy, Inc.*                                     350           6,696
  Western Refining, Inc.                                    150           5,853
  Penn Virginia Corp.                                        70           5,138
  Alon USA Energy, Inc.                                     140           5,068
  Swift Energy Co.*                                         120           5,012

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Alpha Natural Resources, Inc.*                            310   $       4,845
  Delek US Holdings, Inc.                                   200           3,826
  Crosstex Energy, Inc.                                     130           3,738
  Arena Resources, Inc.*                                     70           3,508
  Carrizo Oil & Gas, Inc.*                                  100           3,496
  Petroleum Development Corp.*                               60           3,214
  ATP Oil & Gas Corp.*                                       80           3,008
  Harvest Natural Resources,
      Inc.*                                                 260           2,532
  World Fuel Services Corp.                                  50           2,313
  Bois d'Arc Energy, Inc.*                                  160           2,117
  Vaalco Energy, Inc.*                                      360           1,865
  GMX Resources, Inc.*                                       60           1,844
  Callon Petroleum Co.*                                     130           1,764
  Brigham Exploration Co.*                                  278           1,729
                                                                  -------------

TOTAL OIL & GAS                                                          83,834
                                                                  -------------

  ENERGY EQUIPMENT & SERVICES 1.3%
  Grey Wolf, Inc.*                                          920           6,164
  W-H Energy Services, Inc.*                                120           5,609
  Parker Drilling Co.*                                      560           5,258
  Input/Output, Inc.*                                       360           4,961
  Dril-Quip, Inc.*                                          110           4,761
  Hanover Compressor Co.*                                   210           4,673
  Lufkin Industries, Inc.                                    80           4,494
  NATCO Group, Inc.*                                        120           4,094
  Dawson Geophysical Co.*                                    80           3,962
  GulfMark Offshore, Inc.*                                   90           3,929
  Basic Energy Services, Inc.*                              150           3,495
  Matrix Service Co.*                                       170           3,439
  Hornbeck Offshore Services,
      Inc.*                                                 120           3,438
  Trico Marine Services, Inc.*                               80           2,981
  Pioneer Drilling Co.*                                     210           2,665
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                        63,923
                                                                  -------------

TOTAL ENERGY                                                            147,757
                                                                  -------------

MATERIALS 2.7%
  METALS & MINING 1.0%
  Chaparral Steel Co.                                       210          12,216
  Cleveland-Cliffs, Inc.                                    170          10,882
  Quanex Corp.                                              160           6,776
  Metal Management, Inc.                                    120           5,544
  AK Steel Holding Corp.*                                   230           5,380

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Schnitzer Steel Industries,
      Inc. -- Class A                                       120   $       4,820
  Ryerson Tull, Inc.                                        120           4,754
  Coeur d'Alene Mines Corp.*                                570           2,343
                                                                  -------------

TOTAL METALS & MINING                                                    52,715
                                                                  -------------

  CHEMICALS 0.9%
  OM Group, Inc.*                                           140           6,255
  H.B. Fuller Co.                                           210           5,727
  Hercules, Inc.*                                           240           4,689
  CF Industries Holdings, Inc.                              110           4,240
  Rockwood Holdings, Inc.*                                  150           4,152
  Spartech Corp.                                            140           4,108
  Ferro Corp.                                               180           3,890
  Terra Industries, Inc.*                                   200           3,500
  Georgia Gulf Corp.                                        210           3,404
  Pioneer Cos., Inc.*                                       120           3,317
  A. Schulman, Inc.                                         120           2,827
                                                                  -------------

TOTAL CHEMICALS                                                          46,109
                                                                  -------------

  CONTAINERS & PACKAGING 0.4%
  Greif, Inc. -- Class A                                     60           6,667
  Silgan Holdings, Inc.                                     100           5,111
  AptarGroup, Inc.                                           70           4,685
  Myers Industries, Inc.                                    180           3,362
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                             19,825
                                                                  -------------

  PAPER & FOREST PRODUCTS 0.2%
  Buckeye Technologies, Inc.*                               310           4,024
  Neenah Paper, Inc.                                         90           3,576
  Schweitzer-Mauduit
      International, Inc.                                   100           2,485
  Glatfelter                                                 90           1,342
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                            11,427
                                                                  -------------

  CONSTRUCTION MATERIALS 0.2%
  Headwaters, Inc.*                                         200           4,370
  Texas Industries, Inc.                                     50           3,777
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                              8,147
                                                                  -------------

TOTAL MATERIALS                                                         138,223
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES 2.1%
  FOOD PRODUCTS 0.6%
  Ralcorp Holdings, Inc.*                                   110   $       7,073
  Flowers Foods, Inc.                                       220           6,638
  Hain Celestial Group, Inc.*                               160           4,811
  Imperial Sugar Co., Inc.                                  140           4,694
  Tootsie Roll Industries, Inc.                             144           4,322
  Lancaster Colony Corp.                                     90           3,977
                                                                  -------------

TOTAL FOOD PRODUCTS                                                      31,515
                                                                  -------------

  PERSONAL PRODUCTS 0.6%
  NBTY, Inc.*                                               230          12,199
  Chattem, Inc.*                                             70           4,126
  Elizabeth Arden, Inc.*                                    150           3,273
  USANA Health Sciences, Inc.*                               60           2,812
  Mannatech, Inc.                                           160           2,570
  Prestige Brands Holdings,
      Inc. -- Class A*                                      170           2,014
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                  26,994
                                                                  -------------

  FOOD & DRUG RETAILING 0.5%
  Central European Distribution
      Corp.*                                                160           4,657
  Longs Drug Stores Corp.                                    80           4,131
  Spartan Stores, Inc.                                      140           3,752
  Ingles Markets, Inc. -- Class A                            90           3,676
  Andersons, Inc.                                            80           3,552
  Wild Oats Markets, Inc.*                                  190           3,458
  Nash Finch Co.                                             80           2,757
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                              25,983
                                                                  -------------

  TOBACCO 0.2%
  Universal Corp.                                           110           6,749
  Alliance One International,
      Inc.*                                                 400           3,692
                                                                  -------------

TOTAL TOBACCO                                                            10,441
                                                                  -------------

  BEVERAGES 0.1%
  Jones Soda Co.*                                           250           5,055
                                                                  -------------

TOTAL BEVERAGES                                                           5,055
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS 0.1%
  Central Garden and Pet Co. -
      Class A*                                              310   $       4,557
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                  4,557
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  104,545
                                                                  -------------

UTILITIES 1.6%
  ELECTRIC UTILITIES 0.7%
  Westar Energy, Inc.                                       340           9,357
  Cleco Corp.                                               240           6,199
  IDACORP, Inc.                                             160           5,414
  Unisource Energy Corp.                                    140           5,257
  Otter Tail Power Co.                                      140           4,794
  Allete, Inc.                                              100           4,662
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                 35,683
                                                                  -------------

  GAS UTILITIES 0.5%
  Nicor, Inc.                                               210          10,168
  Southwest Gas Corp.                                       160           6,219
  Northwest Natural Gas Co.                                 100           4,567
  Piedmont Natural Gas Co.                                  160           4,221
                                                                  -------------

TOTAL GAS UTILITIES                                                      25,175
                                                                  -------------

  MULTI-UTILITIES 0.4%
  Black Hills Corp.                                         163           5,994
  Avista Corp.                                              240           5,815
  PNM Resources, Inc.                                       160           5,168
                                                                  -------------

TOTAL MULTI-UTILITIES                                                    16,977
                                                                  -------------

TOTAL UTILITIES                                                          77,835
                                                                  -------------

TELECOMMUNICATION SERVICES 0.8%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.6%
  Time Warner Telecom, Inc. --
      Class A*                                              300           6,231
  Golden Telecom, Inc.                                       90           4,984
  General Communication, Inc. --
      Class A*                                              280           3,920
  Cogent Communications Group,
      Inc.*                                                 160           3,781
  Iowa Telecommunications
      Services, Inc.                                        170           3,400
  CT Communications, Inc.                                   130           3,133

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Cbeyond, Inc.*                                            100   $       2,933
  Cincinnati Bell, Inc.*                                    510           2,397
  Atlantic Tele-Network, Inc.                                50           1,306
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                                 32,085
                                                                  -------------

  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Dobson Communications Corp. --
      Class A*                                              560           4,810
  Syniverse Holdings, Inc.*                                 240           2,530
  InPhonic, Inc.*                                           150           1,635
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 8,975
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                         41,060
                                                                  -------------

TOTAL COMMON STOCKS
  (Cost $2,710,742)                                                   2,871,800
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
41.5%
Collateralized by U.S. Treasury
  Obligations
UBS Inc, at
  5.09% due 04/02/07                              $     474,267   $     474,267
Credit Suisse at
  5.09% due 04/02/07++                                  367,126         367,126
Lehman Brothers, Inc. at
  5.06% due 04/02/07                                    307,705         307,706
Mizuho Inc. at
  5.09% due 04/02/07                                    474,267         474,267
Morgan Stanley Inc. at
  5.05% due 04/02/07                                    474,267         474,267
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $2,097,633)                                                   2,097,633
                                                                  -------------

TOTAL INVESTMENTS 98.4%
  (Cost $4,808,375)                                               $   4,969,433
                                                                  -------------

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.6%                                              $      82,379
                                                                  -------------

NET ASSETS - 100.0%                                               $   5,051,812
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $1,691,340)                                      21   $      48,520
                                                                  -------------

                                                                     UNREALIZED
                                                          UNITS            GAIN
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
June 2007 Russell 2000 Index
Swap, Maturing 06/26/07**
  (Notional Market Value
  $4,033,549)                                             5,037   $      45,731
June 2007 Russell 2000 Index
Swap, Maturing 06/28/07**
  (Notional Market Value
  $1,500,083)                                             1,873           5,956
(TOTAL NOTIONAL MARKET VALUE $5,533,632)                          $      51,687
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

++ All or a portion of this security is held as equity index swap collateral at March 31, 2007.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 50.4%

FINANCIALS 10.4%
   REAL ESTATE 3.7%
   Realty Income Corp.+                                   2,110   $      59,502
   Nationwide Health Properties, Inc.+                    1,830          57,206
   LaSalle Hotel Properties                               1,060          49,142
   Post Properties, Inc.+                                 1,030          47,102
   Potlatch Corp.+                                        1,020          46,696
   Newcastle Investment Corp.                             1,540          42,704
   Alexandria Real Estate Equities, Inc. +                  420          42,155
   Strategic Hotel Capital, Inc.+                         1,840          42,081
   Pennsylvania Real Estate Investment Trust                930          41,227
   Spirit Finance Corp.                                   2,760          41,124
   Entertainment Properties Trust+                          680          40,970
   FelCor Lodging Trust, Inc.                             1,560          40,513
   Corporate Office Properties Trust SBI+                   870          39,742
   American Home Mortgage Investment Corp.+               1,399          37,759
   Senior Housing Properties Trust+                       1,570          37,523
   First Industrial Realty Trust, Inc.+                     790          35,787
   BioMed Realty Trust, Inc.+                             1,340          35,242
   Highland Hospitality Corp.+                            1,930          34,354
   Equity Lifestyle Properties, Inc.+                       610          32,946
   Healthcare Realty Trust, Inc.+                           840          31,332
   KKR Financial Corp.+                                   1,130          30,996
   Highwoods Properties, Inc.                               770          30,407
   National Retail Properties, Inc.+                      1,240          29,996
   PS Business Parks, Inc.                                  420          29,618
   Eastgroup Properties, Inc.                               580          29,597
   NorthStar Realty Finance Corp.                         1,940          29,507
   Ashford Hospitality Trust, Inc.                        2,340          27,940
   Sovran Self Storage, Inc.+                               500          27,705
   Gramercy Capital Corp.+                                  880          26,998
   Home Properties, Inc.+                                   480          25,349
   Capital Trust, Inc. -- Class A+                          540          24,608
   Deerfield Triarc Capital Corp.+                        1,640          24,584
   Innkeepers USA Trust                                   1,500          24,420

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Arbor Realty Trust, Inc.                                 800   $      24,352
   RAIT Financial Trust                                     870          24,308
   Equity Inns, Inc.+                                     1,480          24,242
   Anthracite Capital, Inc.                               2,010          24,120
   DiamondRock Hospitality Co.+                           1,240          23,560
   Kite Realty Group Trust                                1,150          22,943
   Medical Properties Trust, Inc.+                        1,560          22,916
   Winston Hotels, Inc.                                   1,440          21,643
   Omega Healthcare Investors, Inc.                       1,240          21,266
   Sunstone Hotel Investors, Inc.+                          440          11,994
                                                                  -------------

TOTAL REAL ESTATE                                                     1,418,176
                                                                  -------------

   BANKS 3.4%
   SVB Financial Group*+                                  1,225          59,523
   Cathay General Bancorp+                                1,626          55,251
   Pacific Capital Bancorp                                1,590          51,071
   Chittenden Corp.+                                      1,630          49,210
   Prosperity Bancshares, Inc.+                           1,380          47,941
   International Bancshares Corp.+                        1,610          47,769
   Greater Bay Bancorp+                                   1,750          47,057
   First Community Bancorp+                                 720          40,709
   Sterling Financial Corp.                               1,260          39,299
   Central Pacific Financial Corp.                        1,070          39,130
   First Bancorp Puerto Rico                              2,950          39,117
   Wintrust Financial Corp.+                                840          37,472
   Provident Bankshares Corp.                             1,110          36,475
   MB Financial Corp.+                                      980          35,290
   Boston Private Financial Holdings, Inc.                1,230          34,342
   UMB Financial Corp.+                                     900          33,984
   Citizens Banking Corp.                                 1,500          33,240
   National Penn Bancshares, Inc.+                        1,680          31,752
   FNB Corp.+                                             1,730          29,150
   CVB Financial Corp.+                                   2,339          27,834
   Signature Bank*+                                         850          27,659
   Hanmi Financial Corp.                                  1,410          26,875
   Sterling Bancshares, Inc.                              2,370          26,497
   Chemical Financial Corp.                                 870          25,917
   UCBH Holdings, Inc.+                                   1,390          25,882
   City Holding Co.+                                        630          25,483
   Banner Corp.                                             550          22,852
   PrivateBancorp, Inc.+                                    580          21,205

-------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Columbia Banking Systems, Inc.+                          620   $      20,913
   Texas Capital Bancshares, Inc.*                          980          20,090
   Centennial Bank Holdings, Inc.*                        2,280          19,722
   W Holding Co., Inc.                                    3,810          19,050
   Virginia Commerce Bancorp, Inc.*+                        870          18,836
   Western Alliance Bancorp, Inc.*                          580          18,003
   Capitol Bancorp, Ltd.                                    480          17,688
   Pinnacle Financial Partners, Inc.*                       570          17,391
   Intervest Bancshares Corp.*+                             590          16,933
   Old National Bancorp                                     930          16,907
   Community Bancorp*                                       540          16,605
   Preferred Bank                                           420          16,468
   Integra Bank Corp.                                       730          16,272
   Seacoast Banking Corporation of Florida+                 700          15,869
   Wilshire Bancorp, Inc.+                                  870          14,268
   Westamerica Bancorporation+                              190           9,152
   Independent Bank Corp.                                   420           8,555
   Irwin Financial Corp.                                    440           8,202
                                                                  -------------

TOTAL BANKS                                                           1,308,910
                                                                  -------------

   INSURANCE 1.4%
   Ohio Casualty Corp.+                                   1,690          50,615
   Phoenix Cos., Inc.                                     3,510          48,719
   Zenith National Insurance Corp.+                         950          44,906
   Delphi Financial Group, Inc. -- Class A                1,060          42,644
   LandAmerica Financial Group, Inc.+                       490          36,216
   Argonaut Group, Inc.* +                                1,089          35,240
   RLI Corp.+                                               590          32,409
   Infinity Property & Casualty Corp.                       590          27,647
   Odyssey Re Holdings Corp.                                680          26,731
   Horace Mann Educators Corp.                            1,250          25,688
   Navigators Group, Inc.*                                  460          23,078
   ProAssurance Corp.*                                      450          23,018
   FPIC Insurance Group, Inc.*                              500          22,335
   Tower Group, Inc.                                        670          21,587
   Safety Insurance Group, Inc.                             510          20,461
   Harleysville Group, Inc.                                 560          18,194
   Meadowbrook Insurance Group, Inc.*                     1,460          16,045

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   American Physicians Capital, Inc.*                       360   $      14,429
   EMC Insurance Group, Inc.                                480          12,384
   American Equity Investment Life Holding Co. +            790          10,373
                                                                  -------------

TOTAL INSURANCE                                                         552,719
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 0.8%
   Downey Financial Corp.+                                  660          42,596
   MAF Bancorp, Inc.+                                       970          40,100
   First Niagara Financial Group, Inc.+                   2,790          38,809
   NewAlliance Bancshares, Inc.+                          1,610          26,098
   PFF Bancorp, Inc.                                        850          25,781
   Bankunited Financial Corp. -- Class A+                 1,110          23,543
   Flagstar Bancorp, Inc.+                                1,840          21,988
   Triad Guaranty, Inc.*+                                   500          20,705
   TierOne Corp.                                            680          18,387
   Franklin Bank Corp.*                                   1,010          18,049
   FirstFed Financial Corp.*+                               230          13,071
   Federal Agricultural Mortgage Corp.                      470          12,784
   Berkshire Hills Bancorp, Inc.                            340          11,441
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        313,352
                                                                  -------------

   CAPITAL MARKETS 0.6%
   Apollo Investment Corp.                                2,920          62,488
   Piper Jaffray Cos., Inc.*                                560          34,686
   MCG Capital Corp.                                      1,830          34,331
   Waddell & Reed Financial, Inc. -- Class A              1,200          27,984
   Ares Capital Corp.+                                    1,470          26,710
   SWS Group, Inc.                                          990          24,562
   GFI Group, Inc.*+                                        320          21,750
   Calamos Asset Management, Inc. -- Class A                830          18,526
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   251,037
                                                                  -------------

   CONSUMER FINANCE 0.3%
   Advanta Corp. +                                          670          29,373
   World Acceptance Corp.*                                  590          23,571
   Cash America International, Inc.                         570          23,370
   Ezcorp, Inc. -- Class A*                                 980          14,435

-------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   First Cash Financial Services, Inc.*                     590   $      13,145
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  103,894
                                                                  -------------

   DIVERSIFIED FINANCIALS 0.2%
   Portfolio Recovery Associates, Inc.*+                    500          22,325
   Asta Funding, Inc. +                                     500          21,590
   Pico Holdings, Inc.*                                     450          19,219
   Compass Diversified Trust                                550           9,224
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                             72,358
                                                                  -------------

TOTAL FINANCIALS                                                      4,020,446
                                                                  -------------

INFORMATION TECHNOLOGY 9.4%
   Semiconductor & Semiconductor Equipment 1.9%
   Varian Semiconductor Equipment Associates, Inc.*+      1,390          74,198
   Formfactor, Inc.*+                                     1,110          49,672
   Amkor Technology, Inc.*                                3,354          41,858
   ON Semiconductor Corp.*                                4,000          35,680
   MKS Instruments, Inc.*                                 1,350          34,452
   Zoran Corp.*                                           1,970          33,529
   Advanced Energy Industries, Inc.* +                    1,520          31,981
   Trident Microsystems, Inc.*+                           1,480          29,689
   Atheros Communications, Inc.*                          1,180          28,237
   Intevac, Inc.*                                         1,050          27,688
   Cabot Microelectronics Corp.*+                           790          26,473
   LTX Corp.*                                             4,320          26,438
   Micrel, Inc.*+                                         2,360          26,007
   Tessera Technologies, Inc.*                              650          25,831
   Hittite Microwave Corp.*+                                580          23,299
   Kulicke & Soffa Industries, Inc.*                      2,360          21,830
   Diodes, Inc.*+                                           620          21,607
   Cirrus Logic, Inc.*+                                   2,730          20,912
   Mattson Technology, Inc.*                              2,090          19,019
   Actel Corp.*                                           1,140          18,833
   Asyst Technologies, Inc.*                              2,520          17,716
   Cohu, Inc.                                               920          17,296
   RF Micro Devices, Inc.*+                               2,720          16,946
   AMIS Holdings, Inc.*                                   1,370          15,002
   Semtech Corp.*                                         1,080          14,558

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Silicon Storage Technology, Inc.*                      2,910   $      14,346
   Veeco Instruments, Inc.*                                 670          13,065
   Supertex, Inc.*+                                         360          11,956
   Cymer, Inc.*+                                            230           9,557
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           747,675
                                                                  -------------

   SOFTWARE 1.9%
   Hyperion Solutions Corp.*                              1,420          73,599
   Sybase, Inc.*+                                         2,770          70,026
   Micros Systems, Inc.*+                                   970          52,370
   Jack Henry & Associates, Inc.                          2,070          49,783
   Nuance Communications, Inc.*+                          3,240          49,604
   Kronos, Inc.*                                            910          48,685
   MicroStrategy, Inc. -- Class A*                          310          39,181
   Macrovision Corp.*+                                    1,260          31,563
   Transaction Systems Architects, Inc. -- Class A*+        970          31,418
   Informatica Corp.*+                                    2,200          29,546
   EPIQ Systems, Inc.*+                                   1,300          26,494
   TIBCO Software, Inc.*                                  2,990          25,475
   Quest Software, Inc.*                                  1,510          24,568
   Ansoft Corp.*                                            760          24,046
   Ansys, Inc.*+                                            460          23,354
   i2 Technologies, Inc.*+                                  850          20,400
   Smith Micro Software, Inc.*+                           1,060          19,748
   Progress Software Corp.*                                 630          19,656
   Mentor Graphics Corp.*+                                1,130          18,464
   SPSS, Inc.*                                              510          18,411
   Secure Computing Corp.*+                               1,840          14,168
   Quality Systems, Inc.+                                   240           9,600
                                                                  -------------

TOTAL SOFTWARE                                                          720,159
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 1.5%
   CommScope, Inc.*+                                      1,810          77,649
   Polycom, Inc.*+                                        2,060          68,660
   Interdigital Communications Corp.*                     1,660          52,572
   Foundry Networks, Inc.*+                               3,610          48,988
   Arris Group, Inc.*+                                    3,417          48,111
   Utstarcom, Inc.*+                                      3,870          32,082
   Sonus Networks, Inc.*                                  3,580          28,891
   ViaSat, Inc.*+                                           820          27,035
   Harmonic, Inc.*+                                       2,630          25,827

-------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Blue Coat Systems, Inc.*+                                650   $      23,874
   C-COR, Inc.*                                           1,710          23,701
   ADTRAN, Inc.+                                            920          22,402
   Loral Space & Communications, Inc.*                      370          18,826
   Sirenza Microdevices, Inc.*+                           2,000          17,240
   Comtech Group, Inc.*+                                    980          17,130
   Anaren, Inc.*                                            880          15,497
   Oplink Communications, Inc.*                             860          15,454
   Carrier Access Corp.*                                    361           1,845
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          565,784
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
   Flir Systems, Inc.*+                                   1,730          61,709
   Itron, Inc.*                                             680          44,227
   Anixter International, Inc.* +                           660          43,521
   Paxar Corp.*+                                          1,340          38,458
   Benchmark Electronics, Inc.*+                          1,656          34,213
   Global Imaging Systems, Inc.*                          1,660          32,370
   Rofin-Sinar Technologies, Inc.*+                         490          28,998
   Littelfuse, Inc.*+                                       670          27,202
   Coherent, Inc.*                                          810          25,709
   TTM Technologies, Inc.*                                2,280          21,751
   MTS Systems Corp.                                        550          21,362
   Rogers Corp.*                                            480          21,288
   Scansource, Inc.*+                                       740          19,862
   Agilsys, Inc.                                            800          17,976
   Park Electrochemical Corp.+                              580          15,730
   Acacia Research - Acacia Technologies*                   960          15,187
   Zygo Corp., Inc.*                                        930          14,889
   CTS Corp.                                                990          13,682
   SYNNEX Corp.*                                            550          11,682
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                509,816
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 1.2%
   Digital River, Inc.*+                                    970          53,592
   aQuantive, Inc.*+                                      1,820          50,796
   WebEx Communications, Inc.*                              710          40,371
   Equinix, Inc.*                                           470          40,246
   j2 Global Communications, Inc.*                        1,300          36,036

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   ValueClick, Inc.*+                                     1,350   $      35,275
   Interwoven, Inc.*                                      1,920          32,448
   United Online, Inc.+                                   1,960          27,499
   SAVVIS, Inc.*                                            550          26,334
   InfoSpace, Inc.*+                                        970          24,900
   TheStreet.com, Inc.+                                   1,700          20,825
   Perficient, Inc.*+                                       980          19,384
   Internap Network Services Corp.*                       1,230          19,373
   Vignette Corp.*                                          870          16,156
   Travelzoo, Inc.*                                         400          14,708
   SonicWALL, Inc.*+                                      1,660          13,878
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                      471,821
                                                                  -------------

   IT CONSULTING & SERVICES 0.9%
   MPS Group, Inc.*+                                      2,800          39,620
   Gartner, Inc. -- Class A*+                             1,610          38,560
   Perot Systems Corp. -- Class A*                        2,100          37,527
   eFunds Corp.*                                          1,220          32,525
   Forrester Research, Inc.*                                880          24,957
   Mantech International Corp. -- Class A*                  740          24,723
   Sapient Corp.*                                         3,500          24,010
   Lightbridge, Inc.*+                                    1,320          23,192
   Covansys Corp.*                                          870          21,472
   SYKES Enterprises, Inc.*                               1,160          21,158
   Gevity HR, Inc.                                          830          16,384
   RightNow Technologies, Inc.*                             960          15,725
   Integral Systems, Inc.                                   640          15,469
   Ness Technologies, Inc.*                               1,160          14,825
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          350,147
                                                                  -------------

   COMPUTERS & PERIPHERALS 0.7%
   Brocade Communications Systems, Inc.*+                 8,490          80,825
   Palm, Inc.*+                                           2,770          50,220
   Imation Corp.                                          1,120          45,226
   Novatel Wireless, Inc.*                                1,660          26,626
   Stratasys, Inc.*+                                        420          17,942
   Hutchinson Technology, Inc.*                             710          16,579

-------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Electronics for Imaging, Inc.*+                          420   $       9,849
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           247,267
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          3,612,669
                                                                  -------------

CONSUMER DISCRETIONARY 8.2%
   SPECIALTY RETAIL 2.0%
   Rent-A-Center, Inc.*                                   2,230          62,395
   Aeropostale, Inc.*                                     1,490          59,943
   Men's Wearhouse, Inc.+                                 1,210          56,930
   Payless Shoesource, Inc.*+                             1,620          53,784
   Regis Corp.                                            1,230          49,655
   Charming Shoppes, Inc.*+                               3,200          41,440
   Blockbuster, Inc. -- Class A*+                         6,120          39,413
   Gymboree Corp.*                                          970          38,868
   Guess ?, Inc.                                            890          36,036
   Brown Shoe Co., Inc.                                     820          34,440
   Stage Stores, Inc.                                     1,350          31,469
   Group 1 Automotive, Inc.                                 790          31,418
   Dress Barn, Inc.*+                                     1,460          30,383
   Asbury Automotive Group, Inc.                            970          27,403
   DSW, Inc.*+                                              620          26,170
   Cato Corp. -- Class A                                  1,070          25,027
   Buckle, Inc.                                             685          24,455
   CSK Auto Corp.*                                        1,400          24,080
   Charlotte Russe Holding, Inc.*                           830          23,962
   Select Comfort Corp.*+                                 1,340          23,852
   Genesco, Inc.*                                           470          19,519
   Shoe Carnival, Inc.*                                     560          18,648
   Talbots, Inc.+                                           600          14,172
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  793,462
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 1.5%
   Jack in the Box, Inc.*                                   890          61,526
   Sonic Corp.*                                           2,090          46,565
   Pinnacle Entertainment, Inc.*+                         1,500          43,605
   Bob Evans Farms, Inc.                                  1,120          41,384
   CEC Entertainment, Inc.*                                 950          39,463
   WMS Industries, Inc.*+                                   910          35,708
   CKE Restaurants, Inc.+                                 1,850          34,891
   Triarc Cos., Inc. -- Class B+                          1,960          33,692
   IHOP Corp.+                                              540          31,671
   Gaylord Entertainment Co.*+                              580          30,665

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Rare Hospitality International, Inc.*+                   930   $      27,984
   Ameristar Casinos, Inc.                                  710          22,798
   AFC Enterprises*                                       1,120          22,456
   Papa John's International, Inc.*                         720          21,168
   Monarch Casino & Resort, Inc.*                           690          17,940
   Ruth's Chris Steak House*                                880          17,917
   CBRL Group, Inc.+                                        350          16,205
   Speedway Motorsports, Inc.                               410          15,887
   O'Charleys, Inc.*                                        740          14,275
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     575,800
                                                                  -------------

   MEDIA 1.2%
   Belo Corp. -- Class A+                                 2,580          48,169
   Lee Enterprises, Inc.+                                 1,280          38,464
   Marvel Entertainment, Inc.*+                           1,310          36,352
   Scholastic Corp.*                                      1,100          34,210
   Entercom Communications Corp.                          1,070          30,153
   Media General, Inc.                                      710          27,094
   Valassis Communications, Inc.*+                        1,570          26,988
   Interactive Data Corp.+                                1,080          26,730
   RCN Corp.*                                               910          23,250
   Sinclair Broadcast Group, Inc. -- Class A              1,450          22,403
   Cox Radio Inc. -- Class A*                             1,450          19,793
   CKX, Inc.*+                                            1,780          19,758
   Morningstar, Inc.*                                       380          19,623
   Journal Register Co.                                   3,250          19,370
   Harris Interactive, Inc.*                              3,040          18,331
   Westwood One, Inc.                                     2,520          17,312
   Arbitron, Inc.                                           280          13,146
   Cumulus Media, Inc. -- Class A*                        1,200          11,256
   Citadel Broadcasting Corp.                             1,000           9,510
                                                                  -------------

TOTAL MEDIA                                                             461,912
                                                                  -------------

   TEXTILES & APPAREL 0.9%
   Phillips-Van Heusen Corp.+                             1,210          71,148
   Wolverine World Wide, Inc.                             1,480          42,284
   Warnaco Group, Inc.*                                   1,300          36,920
   Deckers Outdoor Corp.*+                                  400          28,408
   Kellwood Co.                                             900          26,397
   Oxford Industries, Inc.+                                 520          25,709
   Columbia Sportswear Co.                                  350          21,809

-------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Iconix Brand Group, Inc.*                                990   $      20,196
   Steven Madden, Ltd.                                      670          19,564
   K-Swiss, Inc. -- Class A                                 660          17,833
   True Religion Apparel, Inc.*+                            970          15,753
   Unifirst Corp.                                           390          14,964
   Maidenform Brands, Inc.*+                                620          14,303
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                355,288
                                                                  -------------

   HOUSEHOLD DURABLES 0.6%
   Tempur-Pedic International, Inc.                       1,630          42,364
   Tupperware Brands Corp.                                1,660          41,384
   American Greetings Corp. -- Class A                    1,687          39,155
   Ethan Allen Interiors, Inc.+                             920          32,513
   Furniture Brands International, Inc.                   1,380          21,776
   Kimball International, Inc. -- Class B                 1,090          21,015
   Blyth, Inc.                                              940          19,843
   Brookfield Homes Corp.+                                  417          13,386
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                231,436
                                                                  -------------
   AUTO COMPONENTS 0.4%
   American Axle & Manufacturing Holdings, Inc.           1,470          40,205
   ArvinMeritor, Inc. +                                   2,120          38,690
   Tenneco, Inc.*+                                        1,300          33,098
   Aftermarket Technology Corp.*                            866          21,026
   Fuel Systems Solutions, Inc.*                            820          15,186
   Drew Industries, Inc.*+                                  520          14,914
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   163,119
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.3%
   Sotheby's Holdings, Inc. -- Class A+                     890          39,587
   Jackson Hewitt Tax Service, Inc.                         870          27,997
   DeVry, Inc.                                              860          25,241
   Pre-Paid Legal Services, Inc.*+                          410          20,545

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Vertrue, Inc.*                                           410   $      19,725
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    133,095
                                                                  -------------

   INTERNET & CATALOG RETAIL 0.3%
   Priceline.com, Inc.*+                                    770          41,010
   Systemax, Inc.+                                        1,280          23,974
   FTD Group, Inc.                                        1,220          20,167
   Netflix, Inc.*+                                          620          14,378
   GSI Commerce, Inc.*+                                     550          12,424
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                         111,953
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Jakks Pacific, Inc.*                                   1,260          30,114
   RC2 Corp.*+                                              660          26,657
   Smith & Wesson Holding Corp.*+                         1,420          18,588
   Oakley, Inc.                                             720          14,501
   Nautilus, Inc.+                                          920          14,196
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      104,056
                                                                  -------------

   MULTILINE RETAIL 0.3%
   Big Lots, Inc.* +                                      3,225         100,878
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  100,878
                                                                  -------------

   AUTOMOBILES 0.1%
   Winnebago Industries, Inc.+                              900          30,267
   Monaco Coach Corp.                                     1,140          18,160
                                                                  -------------

TOTAL AUTOMOBILES                                                        48,427
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 0.1%
   Stewart Enterprises, Inc. -- Class A                   3,370          27,162
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                   27,162
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 0.1%
   INVESTools, Inc.*+                                     1,760          24,464
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                       24,464
                                                                  -------------

-------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   DISTRIBUTORS 0.1%
   Keystone Automotive Industries, Inc.*                    600   $      20,220
                                                                  -------------

TOTAL DISTRIBUTORS                                                       20,220
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          3,151,272
                                                                  -------------

INDUSTRIALS 7.2%
   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Watson Wyatt & Co. Holdings                            1,100          53,515
   IKON Office Solutions, Inc.+                           3,510          50,439
   Waste Connections, Inc.*                               1,670          50,000
   Deluxe Corp.+                                          1,450          48,618
   United Stationers, Inc.*+                                810          48,535
   Teletech Holdings, Inc.*+                                920          33,755
   ABM Industries, Inc.                                   1,240          32,723
   Herman Miller, Inc.+                                     930          31,146
   Heidrick & Struggles International, Inc.*+               640          31,008
   Korn/Ferry International, Inc.*                        1,350          30,969
   Huron Consulting Group, Inc.*                            500          30,420
   Consolidated Graphics, Inc.*                             390          28,879
   Ennis Inc.                                               970          25,957
   Geo Group, Inc.*                                         550          24,926
   Viad Corp.+                                              620          23,932
   American Reprographics Co.* +                            720          22,169
   Layne Christensen Co.*                                   600          21,852
   Interface, Inc. -- Class A                             1,340          21,427
   CoStar Group, Inc.*+                                     435          19,436
   Kenexa Corp. -- Class A*+                                620          19,301
   CBIZ, Inc.*                                            2,660          18,886
   Volt Information Sciences, Inc.*                         715          18,726
   Pike Electric Corp.*                                   1,010          18,261
   M&F Worldwide Corp.*                                     370          17,616
   Rollins, Inc.+                                           720          16,567
   Amrep Corp. PLC+                                         207          15,991
   Waste Industries USA, Inc.                               520          14,284
   COMSYS IT Partners, Inc.*                                690          13,731
   School Specialty, Inc.*+                                 340          12,277
   PeopleSupport, Inc.*                                     890          10,190
   First Consulting Group, Inc.*                            910           8,281
   ICT Group, Inc.*                                         450           7,875
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    821,692
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   MACHINERY 1.3%
   Wabtec Corp.                                           1,410   $      48,631
   Bucyrus International, Inc. -- Class A+                  937          48,256
   Actuant Corp. -- Class A                                 800          40,608
   Nordson Corp.                                            800          37,168
   Kaydon Corp.+                                            740          31,494
   Albany International Corp. -- Class A+                   760          27,314
   Barnes Group, Inc. +                                   1,146          26,370
   RBC Bearings, Inc.*+                                     780          26,075
   Columbus McKinnon Corp. -- Class A*+                   1,150          25,749
   Middleby Corp.*                                          180          23,731
   Commercial Vehicle Group, Inc.*+                       1,150          23,690
   Briggs & Stratton Corp.+                                 740          22,829
   NACCO Industries, Inc. -- Class A                        165          22,673
   EnPro Industries, Inc.*                                  580          20,909
   Cascade Corp.+                                           340          20,335
   Dynamic Materials Corp.*                                 595          19,468
   Astec Industries, Inc.* +                                426          17,147
   Tennant Co.                                              470          14,800
                                                                  -------------

TOTAL MACHINERY                                                         497,247
                                                                  -------------

   ELECTRICAL EQUIPMENT 1.1%
   General Cable Corp.*+                                  1,250          66,787
   Acuity Brands, Inc.                                    1,115          60,701
   Belden CDT, Inc. +                                       940          50,375
   Regal-Beloit Corp.+                                      910          42,206
   Genlyte Group, Inc.*+                                    590          41,624
   Woodward Governor Co.+                                   820          33,759
   EnerSys*                                               1,810          31,096
   II-VI, Inc.*+                                            860          29,111
   Lamson & Sessions Co., Inc.*+                            980          27,234
   A.O. Smith Corp.                                         677          25,875
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              408,768
                                                                  -------------

   AEROSPACE & DEFENSE 0.7%
   BE Aerospace, Inc.* +                                  2,070          65,619
   Ceradyne, Inc.*+                                         850          46,529
   Orbital Sciences Corp.*+                               1,900          35,606
   Teledyne Technologies, Inc.*                             860          32,198
   United Industrial Corp.+                                 500          27,600
   Hexcel Corp.*+                                         1,320          26,202

-------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   K&F Industries Holdings, Inc.*                           900   $      24,237
   EDO Corp.+                                               840          22,008
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               279,999
                                                                  -------------

   ROAD & RAIL 0.4%
   Dollar Thrifty Automotive Group, Inc.*                   680          34,707
   Florida East Coast Industries, Inc.+                     500          31,345
   Heartland Express, Inc.+                               1,570          24,932
   Arkansas Best Corp.                                      690          24,529
   Old Dominion Freight Line, Inc.*+                        790          22,760
   Saia, Inc.*                                              630          14,963
                                                                  -------------

TOTAL ROAD & RAIL                                                       153,236
                                                                  -------------

   CONSTRUCTION & ENGINEERING 0.4%
   EMCOR Group, Inc.*                                       820          48,364
   Granite Construction, Inc.                               860          47,524
   Infrasource Services, Inc.*+                           1,000          30,510
   Sterling Construction Co., Inc.*                         640          12,198
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        138,596
                                                                  -------------

   AIRLINES 0.4%
   SkyWest, Inc.+                                         2,030          54,465
   Republic Airways Holdings, Inc.*                       1,510          34,669
   JetBlue Airways Corp.*                                 2,470          28,430
   Alaska Air Group, Inc.* +                                550          20,955
                                                                  -------------

TOTAL AIRLINES                                                          138,519
                                                                  -------------

   BUILDING PRODUCTS 0.3%
   NCI Building Systems, Inc.*+                             650          31,031
   American Woodmark Corp. +                                618          22,718
   Ameron International Corp.                               307          20,219
   Builders FirstSource, Inc.*                              980          15,749
   Universal Forest Products, Inc.+                         290          14,369
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                 104,086
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   TRADING COMPANIES & DISTRIBUTORS 0.2%
   Applied Industrial Technologies, Inc.                  1,146   $      28,111
   Watsco, Inc.+                                            390          19,917
   Williams Scotsman International, Inc.*                   840          16,515
   Kaman Corp. -- Class A                                   680          15,851
   BlueLinx Holdings, Inc.                                1,350          14,175
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   94,569
                                                                  -------------

   AIR FREIGHT & COURIERS 0.2%
   HUB Group, Inc. -- Class A*+                           1,150          33,339
   Atlas Air Worldwide Holdings Co., Inc.* +                625          32,956
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                             66,295
                                                                  -------------

   MARINE 0.1%
   Horizon Lines, Inc. -- Class A                           910          29,866
   American Commercial Lines, Inc.*                         880          27,676
                                                                  -------------

TOTAL MARINE                                                             57,542
                                                                  -------------

TOTAL INDUSTRIALS                                                     2,760,549
                                                                  -------------

HEALTH CARE 6.1%
   HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
   Immucor, Inc.*+                                        1,860          54,740
   Steris Corp.                                           1,920          50,995
   Varian, Inc.*                                            850          49,521
   Biosite, Inc.*                                           580          48,703
   Inverness Medical Innovations, Inc.*+                  1,080          47,282
   Mentor Corp.+                                            940          43,240
   Hologic, Inc.*+                                          750          43,230
   American Medical Systems Holdings, Inc.*               1,970          41,705
   Dionex Corp.*+                                           600          40,866
   Bio--Rad Laboratories, Inc. -- Class A*+                 570          39,809
   Viasys Healthcare, Inc.*                               1,130          38,409
   Haemonetics Corp.*+                                      730          34,127
   Integra LifeSciences Holdings Corp.*+                    590          26,892

-------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   DJ Orthopedics, Inc.*+                                   670   $      25,393
   Zoll Medical Corp.*                                      890          23,718
   ArthroCare Corp.*                                        635          22,885
   PharmaNet Development Group, Inc.*                       850          22,100
   Conmed Corp.*+                                           730          21,338
   SurModics, Inc.*+                                        460          16,560
   OraSure Technologies, Inc.*                            2,250          16,538
   Meridian Bioscience, Inc.                                580          16,101
   ICU Medical, Inc.*+                                      410          16,072
   Quidel Corp.*                                          1,300          15,600
   Abaxis, Inc.*                                            625          15,231
   Align Technology, Inc.*                                  790          12,529
   Angiodynamics, Inc.*                                     620          10,472
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  794,056
                                                                  -------------

   BIOTECHNOLOGY 1.6%
   Dendreon Corp.*+                                       3,497          45,216
   BioMarin Pharmaceuticals, Inc.*+                       2,355          40,647
   Myriad Genetics, Inc.*+                                1,090          37,562
   United Therapeutics Corp.*                               640          34,419
   Applera Corp. - Celera Genomics Group*                 2,410          34,222
   Cubist Pharmaceuticals, Inc.*+                         1,510          33,326
   Alkermes, Inc.*+                                       2,050          31,652
   OSI Pharmaceuticals, Inc.*+                              910          30,030
   Affymetrix, Inc.*+                                       950          28,567
   Savient Pharmaceuticals, Inc.*+                        2,350          28,247
   Digene Corp.*+                                           660          27,991
   Lifecell Corp.*+                                         930          23,222
   Martek Biosciences Corp.*+                             1,120          23,094
   Medarex, Inc.*                                         1,740          22,516
   Illumina, Inc.*+                                         760          22,268
   Alnylam Pharmaceuticals, Inc.*+                        1,150          20,700
   Progenics Pharmaceuticals, Inc.*+                        790          18,707
   Indevus Pharmaceuticals, Inc.*                         2,320          16,402
   Regeneron Pharmaceuticals, Inc.*                         740          15,999
   Onyx Pharmaceuticals, Inc.*+                             610          15,152
   Exelixis, Inc.*+                                       1,320          13,121
   Trimeris, Inc.*                                        1,750          12,040
   BioCryst Pharmaceuticals, Inc.*                        1,430          11,969
   Pharmion Corp.*+                                         380           9,990

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Zymogenetics, Inc.*+                                     530   $       8,247
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     605,306
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 1.5%
   Sunrise Senior Living, Inc.*+                          1,420          56,118
   AMERIGROUP Corp.*                                      1,657          50,373
   Magellan Health Services, Inc.*                        1,190          49,980
   Apria Healthcare Group, Inc.* +                        1,395          44,989
   inVentiv Health, Inc.*+                                  990          37,907
   Kindred Healthcare, Inc.*+                             1,150          37,697
   Psychiatric Solutions, Inc.*+                            740          29,829
   Healthspring, Inc.*+                                   1,200          28,260
   Omnicell, Inc.*                                        1,110          23,221
   Gentiva Health Services, Inc.*                         1,150          23,196
   Medcath Corp.*+                                          800          21,840
   The Trizetto Group, Inc.*                              1,080          21,611
   LHC Group, Inc.*                                         660          21,404
   AmSurg Corp.*                                            850          20,817
   Vital Images, Inc.*+                                     620          20,621
   Dendrite International, Inc.*                          1,290          20,201
   Amedisys, Inc.* +                                        617          20,009
   Sun Healthcare Group, Inc.*+                           1,520          18,772
   HealthExtras, Inc.*+                                     630          18,131
   Allscripts Healthcare Solutions, Inc.*+                  650          17,427
   Bio-Reference Labs, Inc.*                                660          16,764
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  599,167
                                                                  -------------

PHARMACEUTICALS 0.9%
   MGI Pharma, Inc.*                                      2,210          49,659
   Perrigo Co.+                                           2,340          41,324
   Viropharma, Inc.*+                                     2,320          33,292
   Par Pharmaceutical Cos., Inc.*                         1,240          31,149
   KV Pharmaceutical Co.*                                 1,220          30,171
   Sciele Pharma, Inc.*+                                  1,190          28,179
   Kendle International, Inc.*                              780          27,706
   Alpharma, Inc. -- Class A                              1,140          27,451
   Medicis Pharmaceutical Corp. -- Class A+                 770          23,731
   Noven Pharmaceuticals, Inc.*                             930          21,576
   Pozen, Inc.*                                           1,200          17,700
   Salix Pharmaceuticals Ltd.*                            1,320          16,632

-------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Bradley Pharmaceuticals, Inc.*                           610   $      11,706
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   360,276
                                                                  -------------

TOTAL HEALTH CARE                                                     2,358,805
                                                                  -------------

ENERGY 2.6%
   OIL & GAS 1.5%
   PetroHawk Energy Corp.*+                               4,570          60,187
   USEC, Inc.*                                            3,030          49,237
   Mariner Energy, Inc.*                                  2,330          44,573
   Western Refining, Inc.                                   980          38,239
   Penn Virginia Corp.                                      500          36,700
   Swift Energy Co.*+                                       810          33,834
   Alon USA Energy, Inc. +                                  918          33,231
   Alpha Natural Resources, Inc.*+                        2,120          33,136
   Crosstex Energy, Inc.                                    890          25,587
   Delek US Holdings, Inc.+                               1,320          25,252
   Arena Resources, Inc.* +                                 500          25,060
   Carrizo Oil & Gas, Inc.*                                 680          23,773
   Petroleum Development Corp.*+                            430          23,035
   ATP Oil & Gas Corp.*+                                    550          20,680
   Harvest Natural Resources, Inc.*                       1,790          17,435
   World Fuel Services Corp.                                310          14,341
   Bois d'Arc Energy, Inc.*                               1,060          14,024
   GMX Resources, Inc.*                                     420          12,907
   Vaalco Energy, Inc.*                                   2,400          12,432
   Brigham Exploration Co.*                               1,870          11,631
   Callon Petroleum Co.*                                    850          11,534
                                                                  -------------

TOTAL OIL & GAS                                                         566,828
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 1.1%
   Grey Wolf, Inc.*                                       6,230          41,741
   W-H Energy Services, Inc.*                               790          36,925
   Parker Drilling Co.*                                   3,760          35,306
   Input/Output, Inc.*+                                   2,460          33,899
   Dril-Quip, Inc.*                                         760          32,893
   Hanover Compressor Co.*                                1,450          32,262
   Lufkin Industries, Inc.                                  510          28,652
   NATCO Group, Inc.*                                       820          27,978
   Dawson Geophysical Co.*                                  520          25,756
   GulfMark Offshore, Inc.*+                                580          25,317
   Hornbeck Offshore Services, Inc.*+                       830          23,779
   Basic Energy Services, Inc.*                           1,010          23,533

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Matrix Service Co.*+                                   1,160   $      23,467
   Trico Marine Services, Inc.*+                            520          19,375
   Pioneer Drilling Co.*                                  1,430          18,147
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       429,030
                                                                  -------------

TOTAL ENERGY                                                            995,858
                                                                  -------------

MATERIALS 2.4%
   METALS & MINING 0.9%
   Chaparral Steel Co.                                    1,436          83,532
   Cleveland-Cliffs, Inc.+                                1,130          72,331
   Quanex Corp.                                           1,050          44,468
   Metal Management, Inc.                                   840          38,808
   AK Steel Holding Corp.* +                              1,570          36,722
   Ryerson Tull, Inc.+                                      840          33,281
   Schnitzer Steel Industries, Inc. -- Class A              780          31,333
   Coeur d'Alene Mines Corp.*+                            3,865          15,885
                                                                  -------------

TOTAL METALS & MINING                                                   356,360
                                                                  -------------

   CHEMICALS 0.8%
   OM Group, Inc.*                                          940          41,999
   H.B. Fuller Co.                                        1,400          38,178
   Hercules, Inc.*                                        1,620          31,655
   CF Industries Holdings, Inc.                             760          29,298
   Rockwood Holdings, Inc.*                               1,030          28,511
   Spartech Corp.                                           970          28,460
   Ferro Corp.                                            1,210          26,148
   Terra Industries, Inc.*                                1,360          23,800
   Georgia Gulf Corp.                                     1,440          23,342
   Pioneer Cos., Inc.*                                      820          22,665
   A. Schulman, Inc.                                        820          19,319
                                                                  -------------

TOTAL CHEMICALS                                                         313,375
                                                                  -------------

   CONTAINERS & PACKAGING 0.4%
   Greif, Inc. -- Class A                                   430          47,777
   Silgan Holdings, Inc.+                                   660          33,733
   AptarGroup, Inc.                                         500          33,465
   Myers Industries, Inc.                                 1,200          22,416
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            137,391
                                                                  -------------

   PAPER & FOREST PRODUCTS 0.2%
   Buckeye Technologies, Inc.*                            2,060          26,739
   Neenah Paper, Inc.+                                      600          23,844

-------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Schweitzer-Mauduit International, Inc.                   670   $      16,649
   Glatfelter                                               630           9,393
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                            76,625
                                                                  -------------

   CONSTRUCTION MATERIALS 0.1%
   Headwaters, Inc.*+                                     1,350          29,497
   Texas Industries, Inc.+                                  320          24,170
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                             53,667
                                                                  -------------

TOTAL MATERIALS                                                         937,418
                                                                  -------------

CONSUMER STAPLES 2.0%
   FOOD PRODUCTS 0.7%
   Ralcorp Holdings, Inc.*+                                 740          47,582
   Flowers Foods, Inc.+                                   1,510          45,557
   Seaboard Corp.                                            19          42,940
   Hain Celestial Group, Inc.*+                           1,060          31,874
   Imperial Sugar Co., Inc.+                                920          30,847
   Tootsie Roll Industries, Inc.+                           962          28,819
   Lancaster Colony Corp.                                   630          27,840
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     255,459
                                                                  -------------

   PERSONAL PRODUCTS 0.5%
   NBTY, Inc.*+                                           1,580          83,803
   Chattem, Inc.*+                                          500          29,470
   Elizabeth Arden, Inc.*                                 1,000          21,820
   Mannatech, Inc.+                                       1,090          17,505
   USANA Health Sciences, Inc.*+                            370          17,342
   Prestige Brands Holdings, Inc. -- Class A*+            1,130          13,391
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                 183,331
                                                                  -------------

   FOOD & DRUG RETAILING 0.4%
   Central European Distribution Corp.*                   1,100          32,021
   Longs Drug Stores Corp.                                  570          29,435
   Ingles Markets, Inc. -- Class A                          620          25,321
   Andersons, Inc. +                                        560          24,864
   Spartan Stores, Inc.                                     920          24,656
   Wild Oats Markets, Inc.*                               1,290          23,478

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Nash Finch Co.+                                          520   $      17,919
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             177,694
                                                                  -------------

   TOBACCO 0.2%
   Universal Corp.                                          710          43,559
   Alliance One International, Inc.*                      2,710          25,013
                                                                  -------------

TOTAL TOBACCO                                                            68,572
                                                                  -------------

   BEVERAGES 0.1%
   Jones Soda Co.*+                                       1,700          34,374
                                                                  -------------

TOTAL BEVERAGES                                                          34,374
                                                                  -------------

   HOUSEHOLD PRODUCTS 0.1%
   Central Garden and Pet Co. - Class A*                  2,090          30,723
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                 30,723
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  750,153
                                                                  -------------

UTILITIES 1.4%
   ELECTRIC UTILITIES 0.6%
   Westar Energy, Inc.                                    2,320          63,846
   Cleco Corp.                                            1,630          42,103
   IDACORP, Inc.+                                         1,100          37,224
   Unisource Energy Corp.                                   970          36,424
   Allete, Inc. +                                           708          33,007
   Otter Tail Power Co.+                                    950          32,528
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                245,132
                                                                  -------------

   GAS UTILITIES 0.5%
   Nicor, Inc.+                                           1,410          68,272
   Southwest Gas Corp.+                                   1,100          42,757
   Northwest Natural Gas Co.+                               700          31,969
   Piedmont Natural Gas Co.+                              1,090          28,754

TOTAL GAS UTILITIES                                                     171,764
                                                                  -------------

   MULTI-UTILITIES 0.3%
   Avista Corp.+                                          1,645          39,859
   Black Hills Corp. +                                    1,060          38,976

-------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   PNM Resources, Inc.+                                   1,080   $      34,884
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   113,719
                                                                  -------------

TOTAL UTILITIES                                                         530,615
                                                                  -------------

TELECOMMUNICATION SERVICES 0.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
   Time Warner Telecom, Inc. -- Class A*+                 2,020          41,956
   Golden Telecom, Inc.                                     580          32,120
   General Communication, Inc. -- Class A*                1,870          26,180
   Cogent Communications Group, Inc.*                     1,080          25,520
   Iowa Telecommunications Services, Inc.                 1,150          23,000
   CT Communications, Inc.+                                 860          20,726
   Cbeyond, Inc.*+                                          680          19,944
   Cincinnati Bell, Inc.*+                                3,460          16,262
   Atlantic Tele-Network, Inc.                              350           9,146
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            214,854
                                                                  -------------

   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Dobson Communications Corp. -- Class A*+               3,780          32,470
   Syniverse Holdings, Inc.*                              1,640          17,286
   InPhonic, Inc.*+                                       1,030          11,227
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                60,983
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        275,837
                                                                  -------------

TOTAL COMMON STOCKS
  (Cost $16,444,580)                                                 19,393,622
                                                                  -------------

                                                           FACE
                                                         AMOUNT
---------------------------------------------------------------
REPURCHASE AGREEMENTS 49.1%
Collateralized by U.S. Treasury Obligations

Mizuho at 5.09% due 04/02/07                          4,581,765       4,581,765

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
Lehman Brothers, Inc at 5.06% due 04/02/07            2,972,650       2,972,650
Morgan Stanley, Inc at 5.05% due 04/02/07             4,581,765       4,581,765
UBS, Inc. at 5.09% due 04/02/07                       4,581,765       4,581,765
Credit Suisse at 5.09% due 04/02/07++                 2,196,205       2,196,205

TOTAL REPURCHASE AGREEMENTS
(Cost $18,914,150)                                                   18,914,150
                                                                  -------------

SECURITIES LENDING COLLATERAL 10.9%
Investment in Securities Lending Short Term
  Investment Portfolio Held by U.S. Bank              4,212,589       4,212,589
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,212,589)                                                     4,212,589
                                                                  -------------

TOTAL INVESTMENTS 110.4%
  (Cost $39,571,319)                                              $  42,520,361
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.4)%                   $  (3,996,025)
                                                                  -------------
NET ASSETS - 100.0%                                               $  38,524,336

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                       CONTRACTS     GAIN(LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 Russell 2000 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $21,262,560)         264   $      50,381
                                                                  -------------

                                                         SHARES
---------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS

May 2007 Russell 2000 Index Swap, Maturing
   05/18/07**
   (Notional Market Value $14,109,687)                    1,124          12,372
June 2007 Russell 2000 Index Swap, maturing
   06/28/07**
   (Notional Market Value $3,116,084)                     3,892        (165,663)
                                                                  -------------
(TOTAL NOTIONAL MARKET VALUE $17,225,772)                              (153,291)

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

-------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

+     All or a portion of this security is on loan at March 30, 2007.

++ All or a portion of this security is held as equity index swap collateral at March, 30, 2007.

-------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 42.6%
Freddie Mac*
  5.14% due 04/11/07                              $  2,000,000   $    1,997,430
Fannie Mae*
  5.12% due 04/26/07                                 2,000,000        1,993,173
Federal Home Loan Bank*
  5.07% due 04/02/07                                   200,000          200,000
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $4,190,603)                                                   4,190,603
                                                                 --------------

REPURCHASE AGREEMENTS 54.7%
Collateralized by U.S. Treasury
  Obligations

  Mizuho at
     5.09% due 04/02/07                              1,333,878        1,333,878
  UBS, Inc. at
     5.09% due 04/02/07                              1,333,878        1,333,878
  Credit Suisse at
     5.09% due 04/02/07+                               520,541          520,541
  Lehman Brothers, Inc. at
     5.06% due 04/02/07                                865,421          865,421
  Morgan Stanley at
     5.05% due 04/02/07                              1,333,878        1,333,878
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $5,387,596)                                                   5,387,596
                                                                 --------------

TOTAL INVESTMENTS 97.3%
  (Cost $9,578,199)                                              $    9,578,199
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.7%                                             $      269,529
                                                                 --------------
NET ASSETS - 100.0%                                              $    9,847,728
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS             LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $3,382,680)                                     42   $      (66,528)
                                                                 --------------

                                                                     UNREALIZED
                                                         UNITS             GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
May 2007 Russell 2000 Index Swap,
  Maturing 05/18/07**
(TOTAL NOTIONAL MARKET VALUE $6,519,531)                 8,142   $      139,199

+ All or a portion of this security is held as equity index swap collateral at March 31, 2007.

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

VARIABLE ANNUITY GOVERNMENT LONG BOND ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 40.7%
Fannie Mae*
  5.12% due 04/26/07                              $  4,000,000   $    3,986,347
  5.00% due 04/02/07                                 1,000,000        1,000,000
Farmer Mac*
  5.10% due 04/04/07                                 4,000,000        3,998,867
Federal Farm Credit Bank*
  5.10% due 04/03/07                                 4,000,000        3,999,433
  5.13% due 04/03/07                                 1,000,000          999,857
Federal Home Loan Bank*
  5.07% due 04/02/07                                 4,000,000        4,000,000
  5.01% due 04/03/07                                 2,000,000        1,999,722
Freddie Mac*
  5.10% due 04/09/07                                 4,000,000        3,996,033
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $23,980,259)                                                 23,980,259
                                                                 --------------

U.S. TREASURY OBLIGATIONS 35.6%
United States Treasury Note/Bond
  4.75% due 02/15/37                                21,295,000       20,975,575
                                                                 --------------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $21,143,232)                                                 20,975,575
                                                                 --------------

REPURCHASE AGREEMENTS 18.7%
Collateralized by U.S. Treasury
Obligations
Mizuho, Inc. at
  5.09% due 04/02/07                                 3,007,800        3,007,800
UBS, Inc. at
  5.09% due 04/02/07                                 3,007,800        3,007,800
Lehman Brothers, Inc. at
  5.06% due 04/02/07                                 1,951,462        1,951,462
Morgan Stanley at
  5.05% due 04/02/07                                 3,007,801        3,007,801
TOTAL REPURCHASE AGREEMENTS
  (Cost $10,974,863)                                                 10,974,863
                                                                 --------------

TOTAL INVESTMENTS 95.0%
  (Cost $56,098,354)                                             $   55,930,697
                                                                 --------------

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 5.0%                                             $    2,963,168
NET ASSETS - 100.0%                                              $   58,893,865
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS             LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 U.S. Treasury Bond
Futures Contracts
  (Aggregate Market Value of
  Contracts $78,920,563)                                   709   $     (349,503)
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE GOVERNMENT LONG BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 26.0%
Fannie Mae*
  5.12% due 04/26/07                              $  2,000,000   $    1,993,173
Federal Farm Credit Bank*
  5.10% due 04/03/07                                 2,000,000        1,999,717
Federal Home Loan Bank*
  5.07% due 04/02/07                                 2,000,000        2,000,000
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $5,992,890)                                                   5,992,890
                                                                 --------------

                                                     CONTRACTS
                                                  ------------
OPTIONS PURCHASED 0.0%
Call Options on:
  June 2007 U.S. Treasury
  Bond Index Futures Contracts
     Expiring June 2007 with
     strike price of 121++                                  45               --
                                                                 --------------

TOTAL OPTIONS PURCHASED
  (Cost $793)                                                                --
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                                  ------------
REPURCHASE AGREEMENTS 128.2%
Collateralized by U.S. Treasury
  Obligations
  Mizuho, Inc. at 5.09% due
     04/02/07+                                    $  4,503,100        4,503,100
  UBS, Inc. at 5.09% due
     04/02/07+                                       4,503,100        4,503,100
  Lehman Brothers, Inc. at
     5.06% due 04/02/07+                             2,921,613        2,921,613
  Morgan Stanley at 5.05% due
     04/02/07 +                                      4,503,100        4,503,100

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
Individual Repurchase
  Agreement
Lehman Brothers, Inc. at 4.85%
  due 04/02/07 (Secured by
  U.S.Treasury Bonds, at a rate
  of 4.75% and maturing
  02/15/37 as collateral, with a
  Market Value of $13,324,553)
  and a Maturity Value of
  $13,140,309                                     $ 13,135,000   $   13,135,000
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $29,565,913)                                                 29,565,913
TOTAL LONG SECURITIES  154.9%
  (Cost $35,559,596)                                                 35,558,803
                                                                 --------------

U.S. TREASURY OBLIGATIONS SOLD
  SHORT(57.7)%
U.S. Treasury Bond at 4.75% due
  02/15/37                                          13,502,000      (13,299,470)
TOTAL U.S. TREASURY OBLIGATIONS
  SOLD SHORT
  (Proceeds $14,232,956)                                            (13,299,470)
                                                                 --------------
TOTAL SHORT SALES
  (Proceeds $14,232,956)                                            (13,299,470)
                                                                 --------------

TOTAL INVESTMENTS 93.2%
  (Cost $21,326,640)                                             $   22,259,333
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -3.5%                                              $      802,465
                                                                 --------------
NET ASSETS - 100.0%                                              $   23,061,798

                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
                                                  -----------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 U.S. Treasury Bond
Futures Contracts
  (Aggregate Market Value of
  Contracts $14,248,000)                                   128   $       77,049
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

+     All or a portion of this security is held as collateral at March 31, 2007.

++    Security is fair valued.

--------------------------------------------------------------------------------

VARIABLE ANNUITY EUROPE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 39.6%

FINANCIALS 13.0%
  BANKS 7.6%
  HSBC Holdings PLC  -- SP ADR                          14,790   $    1,298,710
  Banco Santander Central Hispano SA -- SP ADR          41,290          736,201
  Barclays  PLC -- SP ADR                               12,390          705,486
  ABN AMRO Holding N.V. - SP ADR                        16,080          691,762
  Banco Bilbao Vizcaya Argentaria SA -- SP ADR          24,230          594,846
  Lloyds TSB Group  PLC -- SP ADR                       11,300          502,511
                                                                 --------------

TOTAL BANKS                                                           4,529,516
                                                                 --------------

  CAPITAL MARKETS 2.8%
  UBS AG Co., Inc.                                      11,700          695,331
  Credit Suisse Group -- SP ADR                          7,270          522,204
  Deutsche Bank AG                                       3,150          423,801
                                                                 --------------

TOTAL CAPITAL MARKETS                                                 1,641,336
                                                                 --------------

  INSURANCE 1.6%
  Allianz AG - SP ADR                                   24,370          500,804
  AXA -- SP ADR                                         10,830          461,358
                                                                 --------------

TOTAL INSURANCE                                                         962,162
                                                                 --------------

  DIVERSIFIED FINANCIALS 1.0%
  ING Groep N.V. -- SP ADR                              14,540          615,478
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                            615,478
                                                                 --------------

TOTAL FINANCIALS                                                      7,748,492
                                                                 --------------

ENERGY 5.7%
  OIL & GAS 5.7%
  BP PLC -- SP ADR                                      17,870        1,157,083
  Total SA -- SP ADR                                    12,000          837,360
  Royal Dutch Shell  PLC -- SP ADR                      11,390          755,157

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  ENI-Ente Nazionale Idrocarburi -- SP ADR               9,740   $      631,444
                                                                 --------------

TOTAL OIL & GAS                                                       3,381,044
                                                                 --------------

TOTAL ENERGY                                                          3,381,044
                                                                 --------------

HEALTH CARE 5.0%
  PHARMACEUTICALS 4.7%
  GlaxoSmithKline  PLC -- SP ADR                        19,640        1,085,306
  Novartis AG -- SP ADR                                 16,360          893,747
  AstraZeneca  PLC -- SP ADR                            10,790          578,883
  Sanofi-Aventis SA -- SP ADR                            3,420          148,804
  Teva Pharmaceutical Industries Ltd.  -- SP ADR         3,620          135,497
                                                                 --------------

TOTAL PHARMACEUTICALS                                                 2,842,237
                                                                 --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
  Alcon, Inc.                                           1,200           158,184
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  158,184
                                                                 --------------

TOTAL HEALTH CARE                                                     3,000,421
                                                                 --------------

TELECOMMUNICATION SERVICES 4.7%
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.3%
  Telefonica SA -- SP ADR                               11,530          765,592
  BT Group  PLC -- SP ADR                                8,990          539,490
  Deutsche Telekom AG -- SP ADR                         17,850          295,061
  France Telecom SA -- SP ADR                            9,200          242,880
  Telecom Italia  -- SP ADR                              5,900          169,094
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          2,012,117
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY EUROPE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  WIRELESS TELECOMMUNICATION SERVICES 1.4%
  Vodafone Group PLC -- SP ADR                          30,440   $      817,618
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               817,618
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                      2,829,735
                                                                 --------------

MATERIALS 2.6%
  METALS & MINING 1.7%
  Anglo American  PLC -- SP ADR                         16,460          434,873
  Rio Tinto  PLC -- SP ADR                               1,390          316,656
  BHP Billiton Ltd. -- SP ADR                            6,000          290,700
                                                                 --------------

TOTAL METALS & MINING                                                 1,042,229
                                                                 --------------

  CHEMICALS 0.9%
  BASF AG -- SP ADR                                      4,580          514,884
                                                                 --------------

TOTAL CHEMICALS                                                         514,884
                                                                 --------------

TOTAL MATERIALS                                                       1,557,113
                                                                 --------------

CONSUMER STAPLES 2.4%
  FOOD PRODUCTS 1.5%
  Unilever N.V.                                         17,610          514,564
  Cadbury Schweppes  PLC -- SP ADR                       7,950          408,392
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     922,956
                                                                 --------------

  BEVERAGES 0.9%
  Diageo PLC -- SP ADR                                   6,660          539,127
                                                                 --------------

TOTAL BEVERAGES                                                         539,127
                                                                 --------------

TOTAL CONSUMER STAPLES                                                1,462,083
                                                                 --------------

UTILITIES 1.9%
  ELECTRIC UTILITIES 1.2%
  E.ON AG -- SP ADR                                     16,340          737,914
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                                737,914
                                                                 --------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  MULTI-UTILITIES 0.7%
  Suez SA -- SP ADR                                      7,970   $      421,454
                                                                 --------------

TOTAL MULTI-UTILITIES                                                   421,454
                                                                 --------------

TOTAL UTILITIES                                                       1,159,368
                                                                 --------------

INFORMATION TECHNOLOGY 1.7%
  COMMUNICATIONS EQUIPMENT 1.3%
  Nokia OYJ -- SP ADR                                   22,070          505,845
  Telefonaktiebolaget LM Ericsson  -- SP ADR             7,880          292,269
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                          798,114
                                                                 --------------

  SOFTWARE 0.4%
  SAP AG -- SP ADR                                       4,760          212,534
                                                                 --------------

TOTAL SOFTWARE                                                          212,534
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          1,010,648
                                                                 --------------

CONSUMER DISCRETIONARY 1.5%
  AUTOMOBILES 0.7%
  DaimlerChrysler AG                                     5,040          412,322
                                                                 --------------

TOTAL AUTOMOBILES                                                       412,322
                                                                 --------------

  HOUSEHOLD DURABLES 0.4%
  Koninklijke Philips Electronics N.V.                   6,400          243,840
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                243,840
                                                                 --------------

  TEXTILES & APPAREL 0.4%
  Luxottica Group S.p.A. -- SP ADR*                      6,930          220,721
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                220,721
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                            876,883
                                                                 --------------

INDUSTRIALS 1.1%
  INDUSTRIAL CONGLOMERATES 0.9%
  Siemens AG -- SP ADR                                   4,720          505,984
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                          505,984
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY EUROPE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  AIRLINES 0.2%
  Ryanair Holdings PLC -- SP ADR*                        2,970   $      133,026
                                                                 --------------

TOTAL AIRLINES                                                          133,026
                                                                 --------------

TOTAL INDUSTRIALS                                                       639,010
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $18,323,231)                                                 23,664,797
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 57.0%
Collateralized by U.S. Treasury
  Obligations
Mizuho, Inc. at
  5.09% due 04/02/07                                 7,471,445        7,471,445
UBS, Inc. at
  5.09% due 04/02/07                                 7,471,445        7,471,445
Credit Suisse at
  5.09% due 04/02/07+                                1,218,152        1,218,152
Lehman Brothers, Inc. at
  5.06% due 04/02/07+                               10,480,567       10,480,567
Morgan Stanley at
  5.05% due 04/02/07                                 7,471,445        7,471,445
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $34,113,054)                                                 34,113,054
                                                                 --------------

TOTAL INVESTMENTS 96.6%
  (Cost $52,436,285)                                                 57,777,851
                                                                 --------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%                          2,035,253
                                                                 --------------
NET ASSETS - 100.0%                                                  59,813,104
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                         UNITS             GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
June 2007 Dow Jones STOXX 50 Index Swap,
Maturing 06/14/07**
  (Notional Market Value $36,283,741)                    7,309        1,698,794

                                                                     UNREALIZED
                                                         UNITS             GAIN
--------------------------------------------------------------------------------
June 2007 Dow Jones STOXX 50 Index Swap,
Maturing 06/28/07**
  (Notional Market Value $18,473,344)                    3,729   $       83,949
                                                                 --------------

(TOTAL NOTIONAL MARKET VALUE $54,757,085)                             1,782,743
                                                                 --------------

*     Non-Income Producing Security.

** Price Return based on Dow Jones STOXX 50 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at March 31,2007.

      ADR - American Depository Receipt.

--------------------------------------------------------------------------------

VARIABLE ANNUITY JAPAN ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 41.3%
Farmer Mac*
  5.14% due 04/13/07                              $  3,000,000   $    2,995,288
Federal Farm Credit Bank*
  5.12% due 04/10/07                                 3,000,000        2,996,587
  5.15% due 05/04/07                                 2,000,000        1,990,844
Federal Home Loan Bank*
  5.07% due 04/02/07                                 3,000,000        3,000,000
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $10,982,719)                                                 10,982,719
                                                                 --------------

REPURCHASE AGREEMENTS
56.5%
Collateralized by U.S. Treasury
Obligations
Mizuho at                                            2,833,935        2,833,935
  5.09% due 04/02/07
UBS Financial Services, Inc. at
  5.09% due 04/02/07                                 2,833,935        2,833,935
Lehman Brothers, Inc. at
  5.06% due 04/02/07++                               6,548,782        6,548,782
Morgan Stanley at
  5.05% due 04/02/07                                 2,833,935        2,833,935
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $15,050,587)                                                 15,050,587
                                                                 --------------

TOTAL INVESTMENTS 97.8%
  (Cost $26,033,306)                                             $   26,033,306
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.2%                                             $      576,981
                                                                 --------------
NET ASSETS - 100.0%                                              $   26,610,287
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS      GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 Nikkei 225 Index
Futures Contracts
  (Aggregate Market Value of
  Contracts $5,854,800)                                     68   $       82,381
June 2007 Yen Currency Exchange
Futures Contracts
  (Aggregate Market Value of
  Contracts $7,179,050)                                     67          (78,299)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
  $13,033,850)                                                   $        4,082
                                                                 --------------

                                                                     UNREALIZED
                                                         UNITS             LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS 104.2%
June 2007 Topix 100 Index
Swap, Maturing 06/14/07**
  (Notional Market Value
  $27,718,455)                                       2,649,822   $     (658,262)
                                                                 --------------

**    Price Return based on Topix 100 Index +/- financing at a variable rate.

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

++ All or a portion of this security is held as equity index swap collateral at March 30, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC DOW FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 69.5%

INDUSTRIALS 17.1%
  AEROSPACE & DEFENSE 9.0%
  Boeing Co.                                             12,910   $   1,147,828
  United Technologies Corp.+                             12,902         838,630
  Honeywell International, Inc.                          12,910         594,635
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                             2,581,093
                                                                  -------------

  INDUSTRIAL CONGLOMERATES 5.1%
  3M Co.                                                 12,910         986,711
  General Electric Co.+                                  12,910         456,498
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                        1,443,209
                                                                  -------------

  MACHINERY 3.0%
  Caterpillar, Inc.                                      12,910         865,357
                                                                  -------------

TOTAL MACHINERY                                                         865,357
                                                                  -------------

TOTAL INDUSTRIALS                                                     4,889,659
                                                                  -------------

CONSUMER STAPLES 11.1%
  TOBACCO 4.0%
  Altria Group, Inc.                                     12,910       1,133,627
                                                                  -------------

TOTAL TOBACCO                                                         1,133,627
                                                                  -------------

  HOUSEHOLD PRODUCTS 2.8%
  Procter & Gamble Co.                                   12,908         815,269
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                815,269
                                                                  -------------

  BEVERAGES 2.2%
  Coca-Cola Co.                                          12,910         619,680
                                                                  -------------

TOTAL BEVERAGES                                                         619,680
                                                                  -------------

  FOOD & DRUG RETAILING 2.1%
  Wal-Mart Stores, Inc.                                  12,900         605,655
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             605,655
                                                                  -------------

TOTAL CONSUMER STAPLES                                                3,174,231
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
FINANCIALS 10.1%
  DIVERSIFIED FINANCIALS 4.5%
  Citigroup, Inc.                                        12,903   $     662,440
  J.P. Morgan Chase & Co.                                12,900         624,102
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                          1,286,542
                                                                  -------------

  INSURANCE 3.0%
  American International Group,
      Inc.                                               12,910         867,810
                                                                  -------------

TOTAL INSURANCE                                                         867,810
                                                                  -------------

  CONSUMER FINANCE 2.6%
  American Express Co.                                   12,900         727,560
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  727,560
                                                                  -------------

TOTAL FINANCIALS                                                      2,881,912
                                                                  -------------

INFORMATION TECHNOLOGY 8.2%
  COMPUTERS & PERIPHERALS 6.1%
  International Business
      Machines Corp.+                                    12,910       1,216,897
  Hewlett-Packard Co.                                    12,910         518,207
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         1,735,104
                                                                  -------------

  SOFTWARE 1.2%
  Microsoft Corp.                                        12,910         359,802
                                                                  -------------

TOTAL SOFTWARE                                                          359,802
                                                                  -------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.9%
  Intel Corp.                                            12,910         246,968
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           246,968
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          2,341,874
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC DOW FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 6.6%
  HOTELS, RESTAURANTS & LEISURE 2.0%
  McDonald's Corp.                                       12,910   $     581,596
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     581,596
                                                                  -------------

  SPECIALTY RETAIL 1.7%
  Home Depot, Inc.+                                      12,900         473,946
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  473,946
                                                                  -------------

  MEDIA 1.5%
  Walt Disney Co.+                                       12,900         444,147
                                                                  -------------

TOTAL MEDIA                                                             444,147
                                                                  -------------

  AUTOMOBILES 1.4%
  General Motors Corp.+                                  12,910         395,562
                                                                  -------------

TOTAL AUTOMOBILES                                                       395,562
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          1,895,251
                                                                  -------------

HEALTH CARE 5.8%
  PHARMACEUTICALS 5.8%
  Johnson & Johnson, Inc.+                               12,910         777,956
  Merck & Co., Inc.+                                     12,910         570,235
  Pfizer, Inc.                                           12,910         326,107
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 1,674,298
                                                                  -------------

TOTAL HEALTH CARE                                                     1,674,298
                                                                  -------------

MATERIALS 3.7%
  CHEMICALS 2.2%
  E.I. du Pont de Nemours and
      Co.+                                               12,910         638,141
                                                                  -------------

TOTAL CHEMICALS                                                         638,141
                                                                  -------------

  METALS & MINING 1.5%
  Alcoa, Inc.                                            12,900         437,310
                                                                  -------------

TOTAL METALS & MINING                                                   437,310
                                                                  -------------

TOTAL MATERIALS                                                       1,075,451
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 3.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.5%
  AT&T, Inc.                                             12,910   $     509,041
  Verizon Communications, Inc.+                          12,896         489,017
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            998,058
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        998,058
                                                                  -------------

ENERGY 3.4%
  OIL & GAS 3.4%
  Exxon Mobil Corp.                                      12,910         974,060
                                                                  -------------

TOTAL OIL & GAS                                                         974,060
                                                                  -------------

TOTAL ENERGY                                                            974,060
                                                                  -------------

TOTAL COMMON STOCKS
  (Cost $17,229,641)                                                 19,904,794
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 25.1%

COLLATERALIZED BY U.S. TREASURY OBLIGATIONS
  UBS, Inc. at
      5.09% due 04/02/07                              1,220,678       1,220,678
  Mizuho, Inc. at
      5.09% due 04/02/07                              1,220,678       1,220,678
  Lehman Brothers, Inc. at
      5.06% due 04/02/07**                            3,518,796       3,518,796
  Morgan Stanley, Inc. at 5.05%
      due 04/02/07                                    1,220,678       1,220,678
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $7,180,829)                                                   7,180,829
                                                                  -------------
SECURITIES LENDING COLLATERAL 11.1%
Investment in Securities Lending Short Term
  Investment Portfolio held by
      U.S. Bank                                       3,181,387       3,181,387

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC DOW FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,181,387)                                                     3,181,387
                                                                  -------------

TOTAL INVESTMENTS 105.7%
  (Cost $27,591,857)                                              $  30,267,010
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (5.7)%                                                 $  (1,634,009)
                                                                  -------------
NET ASSETS - 100.0%                                               $  28,633,001

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 Dow Jones Industrial
Average Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $9,693,840.00)                                  156   $      20,810
                                                                  -------------

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
June 2007 Dow Jones Industrial
Average Index Swap, Maturing 06/14/07*
  (Notional Market Value
  $27,569,409)                                            2,232   $     214,457
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE $27,569,409)                         $     214,457
                                                                  =============

+     All or a portion of this security is on loan at March 31, 2007

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

** All or a portion of this security held as equity index swap collateral at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE DYNAMIC DOW FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 21.5%
Fannie Mae*
  5.12% due 04 /26/07                             $  2,000,000   $    1,993,173
Federal Farm Credit Bank*
  5.10% due 04/03/07                                 2,000,000        1,999,717
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $3,992,890)                                                   3,992,890
                                                                 --------------

REPURCHASE AGREEMENTS 81.9%
Collateralized by U.S. Treasury
  Obligations

UBS, Inc. at
  5.09% due 04/02/07                                 3,191,671        3,191,671
Mizuho at
  5.09% due 04/02/07                                 3,191,671        3,191,671
Lehman Brothers, Inc. at
  5.06% due 04/02/07+                                5,648,990        5,648,990
Morgan Stanley at
  5.05% due 04/02/07                                 3,191,671        3,191,671
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $15,224,003)                                                 15,224,003
                                                                 --------------

TOTAL INVESTMENTS 103.4%
  (Cost $19,216,893)                                             $   19,216,893
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (3.4)%                                                $     (623,308)
                                                                 --------------
NET ASSETS - 100.0%                                              $   18,593,585
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS             LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 Dow Jones Industrial
Average Index Mini Futures
Contracts
(Aggregate Market Value of
Contracts $6,773,260)                                      109   $      (11,277)
                                                                 --------------

                                                                     UNREALIZED
                                                         UNITS             LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
June 2007 Dow Jones Industrial
Average  Index Swap,
Maturing 06/14/07**
(Notional Market Value
$30,274,579)                                             2,451   $     (515,799)
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 22.7%
   HOUSEHOLD DURABLES 6.4%
Libbey, Inc.                                              22,179   $    310,950
La-Z-Boy, Inc.+                                           21,209        262,567
Bassett Furniture Industries, Inc.                        11,867        174,682
Standard-Pacific Corp.+                                    7,023        146,570
M/I Homes, Inc.+                                           4,860        129,033
National Presto Industries, Inc.                           1,219         75,139
Lenox Group, Inc.*                                         9,856         64,853
Skyline Corp.                                              1,550         52,297
Champion Enterprises, Inc.*                                4,820         42,416
Ethan Allen Interiors, Inc.+                               1,050         37,107
                                                                   ------------

TOTAL HOUSEHOLD DURABLES                                              1,295,614
                                                                   ------------

   SPECIALTY RETAIL 5.3%
PEP Boys-Manny Moe & Jack                                 11,017        210,315
Sonic Automotive, Inc.                                     6,431        183,283
Cost Plus, Inc.*+                                         17,435        174,350
Haverty Furniture Cos., Inc.+                             12,222        171,108
Jo-Ann Stores, Inc.*                                       5,679        154,753
Group 1 Automotive, Inc.                                   2,490         99,027
Stein Mart, Inc.                                           5,352         87,345
                                                                   ------------

TOTAL SPECIALTY RETAIL                                                1,080,181
                                                                   ------------

   AUTOMOBILES 2.3%
Monaco Coach Corp.                                        12,094        192,657
Coachmen Industries, Inc.                                 17,227        181,400
Fleetwood Enterprises, Inc.*+                             12,628         99,888
                                                                   ------------

TOTAL AUTOMOBILES                                                       473,945
                                                                   ------------

   AUTO COMPONENTS 2.3%
Standard Motor Products, Inc.+                            14,691        250,775
Superior Industries International, Inc.+                  10,080        209,967
                                                                   ------------

TOTAL AUTO COMPONENTS                                                   460,742
                                                                   ------------

   LEISURE EQUIPMENT & PRODUCTS 1.4%
Arctic Cat, Inc.                                           6,950        135,455
K2, Inc.*                                                  7,054         85,283

                                                                         MARKET
                                                          SHARES          VALUE
-------------------------------------------------------------------------------
Jakks Pacific, Inc.*                                       2,660   $     63,574
                                                                   ------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      284,312
                                                                   ------------

   HOTELS, RESTAURANTS & LEISURE 1.3%
Landry's Restaurants, Inc.                                 3,790        112,184
O'Charleys, Inc.*                                          4,938         95,254
Marcus Corp.                                               2,739         63,709
                                                                   ------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     271,147
                                                                   ------------

   TEXTILES & APPAREL 1.2%
Ashworth, Inc.*                                           19,758        149,568
Kellwood Co.                                               3,389         99,400
                                                                   ------------

TOTAL TEXTILES & APPAREL                                                248,968
                                                                   ------------

   DISTRIBUTORS 1.2%
Building Material Holding Corp.+                           8,632        156,325
Audiovox Corp. -- Class A*                                 6,175         90,958
                                                                   ------------

TOTAL DISTRIBUTORS                                                      247,283
                                                                   ------------

   MULTILINE RETAIL 0.9%
Fred's, Inc.                                              13,006        191,188
                                                                   ------------

TOTAL MULTILINE RETAIL                                                  191,188
                                                                   ------------

   MEDIA 0.4%
Radio One, Inc.*                                          10,890         70,349
                                                                   ------------

TOTAL MEDIA                                                              70,349
                                                                   ------------

TOTAL CONSUMER DISCRETIONARY                                          4,623,729
                                                                   ------------

MATERIALS 16.0%
   CHEMICALS 5.6%
Quaker Chemical Corp.                                      7,799        185,694
A. Schulman, Inc.                                          7,573        178,420
Georgia Gulf Corp.                                         9,887        160,269
Penford Corp.                                              6,658        134,092
PolyOne Corp.*                                            20,851        127,191
Arch Chemicals, Inc.+                                      3,322        103,713
Omnova Solutions, Inc.*                                   17,635         96,287
Tronox, Inc.                                               6,708         93,778

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
-------------------------------------------------------------------------------

Material Sciences Corp.*                                   5,252         52,415
                                                                   ------------

TOTAL CHEMICALS                                                       1,131,859
                                                                   ------------

   METALS & MINING 5.2%
Steel Technologies, Inc.+                                 14,703        434,915
Ryerson Tull, Inc.+                                        9,830        389,465
Gibraltar Industries, Inc.                                 4,760        107,671
Quanex Corp.                                               1,866         79,025
A.M. Castle & Co.+                                         1,715         50,352
                                                                   ------------

TOTAL METALS & MINING                                                 1,061,428
                                                                   ------------

   PAPER & FOREST PRODUCTS 2.9%
Pope & Talbot, Inc.*+                                     37,430        252,652
Schweitzer-Mauduit International, Inc.                     5,380        133,693
Wausau Paper Corp.                                         5,231         75,117
Neenah Paper, Inc.+                                        1,689         67,121
Buckeye Technologies, Inc.*                                4,925         63,927
                                                                   ------------

TOTAL PAPER & FOREST PRODUCTS                                           592,510
                                                                   ------------

   CONTAINERS & PACKAGING 2.3%
Chesapeake Corp.+                                         17,778        268,448
Rock-Tenn Co. -- Class A                                   3,644        120,981
Caraustar Industries, Inc.*                               13,770         86,475
                                                                   ------------

TOTAL CONTAINERS & PACKAGING                                            475,904
                                                                   ------------

TOTAL MATERIALS                                                       3,261,701
                                                                   ------------

FINANCIALS 15.9%
   REAL ESTATE 4.2%
National Retail Properties, Inc.+                          4,728        114,370
Parkway Properties, Inc.+                                  2,071        108,210
Lexington Corporate Properties Trust+                      4,672         98,719
Senior Housing Properties Trust+                           4,055         96,914
Colonial Properties Trust+                                 2,049         93,578
LTC Properties, Inc.                                       3,603         93,354
Inland Real Estate Corp.+                                  3,320         60,889
Entertainment Properties Trust+                            1,001         60,310
Sovran Self Storage, Inc.+                                 1,077         59,676
Mid-America Apartment Communities, Inc.                      680         38,257

                                                                         MARKET
                                                          SHARES          VALUE
-------------------------------------------------------------------------------
Medical Properties Trust Inc.+                             2,440   $     35,844
                                                                   ------------

TOTAL REAL ESTATE                                                       860,121
                                                                   ------------

   BANKS 3.9%
First Bancorp Puerto Rico+                                13,425        178,015
First Commonwealth Financial Corp.+                        7,061         82,967
Community Bank System, Inc.                                3,421         71,567
Susquehanna Bancshares, Inc.                               3,085         71,541
South Financial Group, Inc.                                2,660         65,755
Sterling Bancorp+                                          3,628         65,667
First Financial Bancorp                                    4,150         62,706
Provident Bankshares Corp.                                 1,860         61,120
Whitney Holding Corp.                                      1,808         55,289
Irwin Financial Corp.                                      2,720         50,701
Central Pacific Financial Corp.+                           1,098         40,154
                                                                   ------------

TOTAL BANKS                                                             805,482
                                                                   ------------

   INSURANCE 3.7%
LandAmerica Financial Group, Inc.+                         3,914        289,284
Stewart Information Services Corp.                         5,891        246,185
Presidential Life Corp.                                    4,023         79,333
Selective Insurance Group, Inc.                            2,400         61,104
Safety Insurance Group, Inc.                                 880         35,306
SCPIE Holdings Inc.*                                       1,503         34,118
                                                                   ------------

TOTAL INSURANCE                                                         745,330
                                                                   ------------

   THRIFTS & MORTGAGE FINANCE 2.8%
Flagstar Bancorp, Inc.+                                   14,431        172,450
Brookline Bancorp, Inc.                                    7,577         96,001
Dime Community Bancshares+                                 6,809         90,083
Fremont General Corp.+                                     8,870         61,469
MAF Bancorp, Inc.+                                         1,420         58,703
TrustCo Bank Corp.+                                        4,742         45,428
Bank Mutual Corp.+                                         3,569         40,580
                                                                   ------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        564,714
                                                                   ------------

   CAPITAL MARKETS 1.3%
SWS Group, Inc.                                            4,355        108,048

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
-------------------------------------------------------------------------------
LaBranche & Co., Inc.*+                                   11,849   $     96,688
Piper Jaffray Cos., Inc.*                                    825         51,100
                                                                   ------------

TOTAL CAPITAL MARKETS                                                   255,836
                                                                   ------------

TOTAL FINANCIALS                                                      3,231,483
                                                                   ------------

INDUSTRIALS 15.8%
   COMMERCIAL SERVICES & SUPPLIES 5.2%
Spherion Corp.*                                           28,237        249,050
Standard Register Co.                                     17,437        220,578
Angelica Corp.                                             4,880        134,395
United Stationers, Inc.*                                   1,891        113,309
ABM Industries, Inc.                                       4,237        111,815
CDI Corp.+                                                 3,787        109,520
Volt Information Sciences, Inc.*                           2,206         57,775
Bowne & Co., Inc.                                          3,252         51,154
                                                                   ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,047,596
                                                                   ------------

   MACHINERY 3.1%
Briggs & Stratton Corp.+                                   6,101        188,216
Lydall, Inc.*                                             10,728        170,468
Wabash National Corp.+                                     6,700        103,314
Albany International Corp. -- Class A+                     1,760         63,254
Barnes Group, Inc.+                                        2,460         56,605
Mueller Industries, Inc.+                                  1,854         55,805
                                                                   ------------

TOTAL MACHINERY                                                         637,662
                                                                   ------------

   AIRLINES 1.8%
Mesa Air Group, Inc.*+                                    24,764        186,473
SkyWest, Inc.+                                             3,734        100,183
Frontier Airlines Holdings, Inc.*+                        14,656         88,083
                                                                   ------------

TOTAL AIRLINES                                                          374,739
                                                                   ------------

   ELECTRICAL EQUIPMENT 1.7%
C&D Technologies, Inc.+                                   46,582        234,308
A.O. Smith Corp.                                           3,068        117,259
                                                                   ------------

TOTAL ELECTRICAL EQUIPMENT                                              351,567
                                                                   ------------

   BUILDING PRODUCTS 1.2%
Universal Forest Products, Inc.                            2,180        108,019

                                                                         MARKET
                                                          SHARES          VALUE
-------------------------------------------------------------------------------
Lennox International, Inc.                                 1,770   $     63,189
Apogee Enterprises, Inc.                                   3,110         62,325
                                                                   ------------

TOTAL BUILDING PRODUCTS                                                 233,533
                                                                   ------------

   INDUSTRIAL CONGLOMERATES 0.9%
Standex International Corp.+                               4,058        115,693
Tredegar Corp.                                             3,016         68,735
                                                                   ------------

TOTAL INDUSTRIAL CONGLOMERATES                                          184,428
                                                                   ------------

   TRADING COMPANIES & DISTRIBUTORS 0.5%
Kaman Corp. -- Class A                                     4,604        107,319
                                                                   ------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  107,319
                                                                   ------------

   ROAD & RAIL 0.5%
Arkansas Best Corp.                                        3,002        106,721
                                                                   ------------

TOTAL ROAD & RAIL                                                       106,721
                                                                   ------------

   AEROSPACE & DEFENSE 0.5%
Applied Signal Technology, Inc.+                           5,240         93,953
                                                                   ------------

TOTAL AEROSPACE & DEFENSE                                                93,953
                                                                   ------------

   CONSTRUCTION & ENGINEERING 0.4%
URS Corp.*                                                 1,200         51,108
Shaw Group, Inc.*+                                         1,230         38,462
                                                                   ------------

TOTAL CONSTRUCTION & ENGINEERING                                         89,570
                                                                   ------------

TOTAL INDUSTRIALS                                                     3,227,088
                                                                   ------------

UTILITIES 10.0%
   GAS UTILITIES 4.6%
Atmos Energy Corp.+                                        5,556        173,792
Laclede Group, Inc.+                                       4,328        134,514
Cascade Natural Gas Corp.                                  4,111        108,325
Southwest Gas Corp.+                                       2,608        101,373
Northwest Natural Gas Co.                                  2,086         95,268
UGI Corp.                                                  3,314         88,517
New Jersey Resources Corp.+                                1,741         87,137
Piedmont Natural Gas Co.+                                  2,924         77,135

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
-------------------------------------------------------------------------------
South Jersey Industries, Inc.                              1,851   $     70,430
                                                                   ------------

TOTAL GAS UTILITIES                                                     936,491
                                                                   ------------

   ELECTRIC UTILITIES 4.1%
Central Vermont Public Service Corp.                       8,751        252,204
Green Mountain Power Corp.                                 4,628        161,378
Cleco Corp.                                                5,605        144,777
Unisource Energy Corp.                                     3,004        112,800
UIL Holding Corp.+                                         2,675         92,823
Allete, Inc. +                                             1,653         77,063
                                                                   ------------

TOTAL ELECTRIC UTILITIES                                                841,045
                                                                   ------------\

   MULTI-UTILITIES 1.3%
CH Energy Group, Inc.+                                     2,736        133,216
Avista Corp.+                                              4,950        119,938
                                                                   ------------

TOTAL MULTI-UTILITIES                                                   253,154
                                                                   ------------

TOTAL UTILITIES                                                       2,030,690
                                                                   ------------

INFORMATION TECHNOLOGY 8.6%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.6%
Agilsys, Inc.                                             10,669        239,732
Anixter International, Inc.* +                             2,242        147,837
Bell Microproducts, Inc.*+                                21,839        139,770
Methode Electronics, Inc. -- Class A                       7,487        110,583
Insight Enterprises, Inc.*                                 5,970        107,341
Brightpoint, Inc.*                                         7,377         84,393
Park Electrochemical Corp.                                 2,420         65,630
CTS Corp.+                                                 3,050         42,151
                                                                   ------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                937,437
                                                                   ------------

   INTERNET SOFTWARE & SERVICES 1.5%
MIVA, Inc.*+                                              51,245        196,781
United Online, Inc.+                                       8,121        113,938
                                                                   ------------

TOTAL INTERNET SOFTWARE & SERVICES                                      310,719
                                                                   ------------

   IT CONSULTING & SERVICES 1.1%
Ciber, Inc.*+                                             14,854        116,901

                                                                         MARKET
                                                          SHARES          VALUE
-------------------------------------------------------------------------------
Startek, Inc.                                             10,584   $    103,617
                                                                   ------------

TOTAL IT CONSULTING & SERVICES                                          220,518
                                                                   ------------

   COMMUNICATIONS EQUIPMENT 0.8%
Inter-Tel, Inc.                                            4,356        102,976
Tollgrade Communications, Inc.*                            5,748         72,195
                                                                   ------------

TOTAL COMMUNICATIONS EQUIPMENT                                          175,171
                                                                   ------------

   COMPUTERS & PERIPHERALS 0.3%
Adaptec, Inc.*                                            15,800         61,146
                                                                   ------------

TOTAL COMPUTERS & PERIPHERALS                                            61,146
                                                                   ------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
Photronics, Inc.*+                                         3,458         53,772
                                                                   ------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                            53,772
                                                                   ------------

TOTAL INFORMATION TECHNOLOGY                                          1,758,763
                                                                   ------------

CONSUMER STAPLES 5.6%
   FOOD & DRUG RETAILING 4.4%
Nash Finch Co.+                                           10,375        357,522
Performance Food Group Co.*                                6,040        186,455
Longs Drug Stores Corp.                                    3,264        168,553
Spartan Stores, Inc.                                       3,920        105,056
Casey's General Stores, Inc.+                              2,850         71,279
                                                                   ------------

TOTAL FOOD & DRUG RETAILING                                             888,865
                                                                   ------------

   TOBACCO 0.5%
Alliance One International, Inc.*                         11,891        109,754
                                                                   ------------

TOTAL TOBACCO                                                           109,754
                                                                   ------------

   FOOD PRODUCTS 0.5%
Lance, Inc.+                                               4,515         91,383
                                                                   ------------

TOTAL FOOD PRODUCTS                                                      91,383
                                                                   ------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
-------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS 0.2%
Spectrum Brands, Inc.*+                                    7,490   $     47,412
                                                                   ------------

TOTAL HOUSEHOLD PRODUCTS                                                 47,412
                                                                   ------------

TOTAL CONSUMER STAPLES                                                1,137,414
                                                                   ------------

HEALTH CARE 4.9%
   HEALTH CARE PROVIDERS & SERVICES 2.5%
Owens & Minor, Inc.+                                       4,489        164,881
Genesis HealthCare Corp.*+                                 2,246        141,745
RehabCare Group, Inc.*                                     8,759        139,005
Gentiva Health Services, Inc.*                             3,097         62,467
                                                                   ------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  508,098
                                                                   ------------

   HEALTH CARE EQUIPMENT & SUPPLIES 2.0%
Theragenics Corp.*                                        34,663        216,990
Datascope Corp.+                                           3,245        117,437
Invacare Corp.+                                            4,637         80,869
                                                                   ------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  415,296
                                                                   ------------

   PHARMACEUTICALS 0.4%
Alpharma, Inc. -- Class A +                                3,240         78,019
                                                                   ------------

TOTAL PHARMACEUTICALS                                                    78,019
                                                                   ------------

TOTAL HEALTH CARE                                                     1,001,413
                                                                   ------------

TOTAL COMMON STOCKS
   (Cost $16,932,423)                                                20,272,281
                                                                   ------------

                                                            FACE         MARKET
                                                          AMOUNT          VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at 5.06% due 04/02/07               94,297         94,297
                                                                   ------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $94,297)                                                        94,297
                                                                   ------------

                                                            FACE         MARKET
                                                          AMOUNT          VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 25.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank              5,131,618   $  5,131,618
                                                                   ------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,131,618)                                                     5,131,618
                                                                   ------------

TOTAL INVESTMENTS 125.2%
   (Cost $22,158,338)                                              $ 25,498,196
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2)%                    $ (5,130,244)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 20,367,952

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.1%

UTILITIES 22.4%
  MULTI-UTILITIES 10.3%
  Energy East Corp.+                                     36,164   $     880,955
  Puget Energy, Inc.                                     30,538         784,216
  Black Hills Corp.                                      20,293         746,174
  SCANA Corp.+                                           15,803         682,215
  Vectren Corp.+                                         20,173         576,948
  OGE Energy Corp.+                                      12,892         500,210
  PNM Resources, Inc.+                                   13,951         450,617
  Alliant Energy Corp.                                   10,037         449,858
  NSTAR                                                   8,272         290,513
  Wisconsin Energy Corp.                                  5,620         272,682
                                                                  -------------

TOTAL MULTI-UTILITIES                                                 5,634,388
                                                                  -------------

  ELECTRIC UTILITIES 8.1%
  Pepco Holdings, Inc.+                                  27,304         792,362
  Northeast Utilities+                                   23,247         761,804
  Great Plains Energy, Inc.+                             19,696         639,135
  Hawaiian Electric Industries, Inc.+                    21,409         556,420
  Westar Energy, Inc.+                                   19,130         526,458
  Duquesne Light Holdings, Inc.                          16,845         333,363
  IDACORP, Inc.                                           9,781         330,989
  Delta & Pine Land Co.+                                  8,472         263,394
  Sierra Pacific Resources*                              12,701         220,743
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                              4,424,668
                                                                  -------------

  GAS UTILITIES 4.0%
  WGL Holdings, Inc.+                                    19,994         639,408
  Oneok, Inc.                                            13,526         608,670
  AGL Resources, Inc.                                    13,069         558,308
  National Fuel Gas Co.+                                  9,531         412,311
                                                                  -------------

TOTAL GAS UTILITIES                                                   2,218,697
                                                                  -------------

TOTAL UTILITIES                                                      12,277,753
                                                                  -------------

CONSUMER DISCRETIONARY 18.3%
  AUTO COMPONENTS 6.1%
  Lear Corp.*+                                           36,325       1,326,226
  Modine Manufacturing Co.                               32,571         745,876
  ArvinMeritor, Inc.                                     27,829         507,879
  Bandag, Inc.                                            8,219         416,621

                                                                         MARKET
                                                         SHARES          VALUE)
-------------------------------------------------------------------------------
  BorgWarner, Inc.                                        4,573   $     344,896
                                                                  -------------

TOTAL AUTO COMPONENTS                                                 3,341,498
                                                                  -------------

  MEDIA 4.6%
  Westwood One, Inc.                                    124,770         857,170
  Belo Corp. -- Class A                                  24,898         464,846
  Media General, Inc.+                                   12,137         463,148
  Lee Enterprises, Inc.+                                 13,107         393,865
  Scholastic Corp.*+                                     11,924         370,836
                                                                  -------------

TOTAL MEDIA                                                           2,549,865
                                                                  -------------

  HOUSEHOLD DURABLES 4.4%
  Furniture Brands International, Inc.+                  67,255       1,061,284
  Tupperware Brands Corp.+                               20,874         520,389
  American Greetings Corp. -- Class A                    18,198         422,376
  Beazer Homes USA, Inc.+                                13,665         396,695
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                              2,400,744
                                                                  -------------

  SPECIALTY RETAIL 1.6%
  Borders Group, Inc.                                    24,788         506,171
  Foot Locker, Inc.                                      15,015         353,603
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  859,774
                                                                  -------------

  HOTELS, RESTAURANTS & LEISURE 0.6%
  Bob Evans Farms, Inc.                                   9,523         351,875
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     351,875
                                                                  -------------

  MULTILINE RETAIL 0.6%
  Saks, Inc.                                             15,805         329,376
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  329,376
                                                                  -------------

  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Callaway Golf Co.+                                     15,708         247,558
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      247,558
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                         10,080,690
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
FINANCIALS 16.4%
  INSURANCE 7.4%
  First American Corp.+                                  17,027   $     863,610
  Old Republic International
      Corp.                                              26,511         586,423
  Unitrin, Inc.                                          10,661         501,813
  Mercury General Corp.+                                  7,819         414,720
  Fidelity National Financial,
      Inc. -- Class A+                                   16,120         387,041
  American Financial Group, Inc.                         10,952         372,806
  Horace Mann Educators Corp.+                           17,987         369,633
  Protective Life Corp.                                   6,781         298,635
  Ohio Casualty Corp.+                                    9,206         275,720
                                                                  -------------

TOTAL INSURANCE                                                       4,070,401
                                                                  -------------

  REAL ESTATE 4.7%
  Potlatch Corp.+                                        10,906         499,277
  Hospitality Properties Trust+                           8,026         375,617
  New Plan Excel Realty Trust                            10,973         362,438
  Liberty Property Trust+                                 6,305         307,179
  Mack-Cali Realty Corp.+                                 6,105         290,781
  Rayonier, Inc.+                                         6,727         289,261
  Highwoods Properties, Inc.+                             6,875         271,494
  Weingarten Realty Investors+                            4,020         191,191
                                                                  -------------

TOTAL REAL ESTATE                                                     2,587,238
                                                                  -------------

  THRIFTS & MORTGAGE FINANCE 2.0%
  First Niagara Financial
      Group, Inc.+                                       27,545         383,151
  Washington Federal, Inc.+                              14,721         345,355
  Webster Financial Corp.+                                4,619         221,758
  Astoria Financial Corp.                                 6,156         163,688
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      1,113,952
                                                                  -------------

  BANKS 1.9%
  FirstMerit Corp.+                                      15,565         328,577
  Associated Banc-Corp.                                   8,560         287,616
  Greater Bay Bancorp+                                    8,918         239,805
  Colonial BancGroup, Inc.+                               7,681         190,105
                                                                  -------------

TOTAL BANKS                                                           1,046,103
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  CONSUMER FINANCE 0.4%
  AmeriCredit Corp.*+                                     9,610   $     219,685
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  219,685
                                                                  -------------

TOTAL FINANCIALS                                                      9,037,379
                                                                  -------------

MATERIALS 14.3%
  CHEMICALS 8.7%
  Lyondell Chemical Co.+                                 38,098       1,141,797
  Olin Corp.+                                            45,949         778,376
  Ferro Corp.                                            31,617         683,243
  Chemtura Corp.+                                        53,177         581,225
  RPM International, Inc.+                               19,721         455,555
  Sensient Technologies Corp.                            13,708         353,392
  Lubrizol Corp.                                          6,658         343,087
  Cytec Industries, Inc.                                  4,918         276,588
  Cabot Corp.+                                            3,730         178,033
                                                                  -------------

TOTAL CHEMICALS                                                       4,791,296
                                                                  -------------

  PAPER & FOREST PRODUCTS 3.1%
  Bowater, Inc.+                                         37,163         885,223
  Louisiana-Pacific Corp.+                               25,996         521,480
  Glatfelter+                                            18,810         280,457
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                         1,687,160
                                                                  -------------

  CONTAINERS & PACKAGING 1.3%
  Packaging Corporation of
      America                                            19,036         464,478
  Sonoco Products Co.                                     5,731         215,371
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            679,849
                                                                  -------------

  METALS & MINING 1.2%
  Worthington Industries, Inc.+                          32,626         671,443
                                                                  -------------

TOTAL METALS & MINING                                                   671,443
                                                                  -------------

TOTAL MATERIALS                                                       7,829,748
                                                                  -------------

INDUSTRIALS 12.4%
  ROAD & RAIL 5.5%
  Avis Budget Group, Inc.*                               56,299       1,538,089
  YRC Worldwide, Inc.*+                                  23,366         939,781
  Werner Enterprises, Inc.+                              16,978         308,490

-------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Con-way, Inc.                                           5,366   $     267,441
                                                                  -------------

TOTAL ROAD & RAIL                                                     3,053,801
                                                                  -------------

  COMMERCIAL SERVICES & SUPPLIES 3.0%
  Kelly Services, Inc.+                                  23,810         766,682
  Deluxe Corp.+                                          19,966         669,460
  Manpower, Inc.                                          3,124         230,457
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,666,599
                                                                  -------------

  MACHINERY 1.9%
  Timken Co.+                                            21,452         650,210
  Kennametal, Inc.                                        2,941         198,841
  Pentair, Inc.                                           5,629         175,400
                                                                  -------------

TOTAL MACHINERY                                                       1,024,451
                                                                  -------------

  TRADING COMPANIES & DISTRIBUTORS 0.6%
  United Rentals, Inc.*                                  12,070         331,925
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  331,925
                                                                  -------------

  MARINE 0.6%
  Alexander & Baldwin, Inc.                               6,483         327,002
                                                                  -------------

TOTAL MARINE                                                            327,002
                                                                  -------------

  INDUSTRIAL CONGLOMERATES 0.5%
  Sequa Corp. -- Class A*                                 2,157         258,344
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                          258,344
                                                                  -------------

  AIRLINES 0.3%
  Alaska Air Group, Inc.*                                 4,349         165,697
                                                                  -------------

TOTAL AIRLINES                                                          165,697
                                                                  -------------

TOTAL INDUSTRIALS                                                     6,827,819
                                                                  -------------

CONSUMER STAPLES 7.1%
  FOOD PRODUCTS 2.5%
  Smithfield Foods, Inc.*+                               21,892         655,665
  Lancaster Colony Corp.                                  8,710         384,895

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  J.M. Smucker Co.                                        6,484   $     345,727
                                                                  -------------

TOTAL FOOD PRODUCTS                                                   1,386,287
                                                                  -------------

  TOBACCO 2.0%
  Universal Corp.+                                       17,823       1,093,441
                                                                  -------------

TOTAL TOBACCO                                                         1,093,441
                                                                  -------------

  FOOD & DRUG RETAILING 1.9%
  Ruddick Corp.+                                         19,594         589,388
  BJ's Wholesale Club, Inc.*                             13,378         452,578
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                           1,041,966
                                                                  -------------

  BEVERAGES 0.7%
  PepsiAmericas, Inc.+                                   15,978         356,629
                                                                  -------------

TOTAL BEVERAGES                                                         356,629
                                                                  -------------

TOTAL CONSUMER STAPLES                                                3,878,323
                                                                  -------------

INFORMATION TECHNOLOGY 6.5%
  ELECTRONIC EQUIPMENT & INSTRUMENTS 5.7%
  Avnet, Inc.*                                           25,868         934,870
  Ingram Micro, Inc. -- Class A*+                        29,814         575,708
  Vishay Intertechnology, Inc.*                          37,512         524,418
  Arrow Electronics, Inc.*                               12,943         488,598
  Tech Data Corp.*                                       11,568         414,250
  KEMET Corp.*+                                          28,795         220,282
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              3,158,126
                                                                  -------------

  COMMUNICATIONS EQUIPMENT 0.5%
  Andrew Corp.*                                          26,523         280,878
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          280,878
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
  Fairchild Semiconductor
      International, Inc.*+                               9,140   $     152,821
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                            152,821
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          3,591,825
                                                                  -------------

ENERGY 1.3%
  OIL & GAS 1.3%
  Overseas Shipholding Group,
      Inc.                                                7,181         449,531
  Forest Oil Corp.*+                                      8,034         268,094
                                                                  -------------

TOTAL OIL & GAS                                                         717,625
                                                                  -------------

TOTAL ENERGY                                                            717,625
                                                                  -------------

TELECOMMUNICATION SERVICES 0.4%
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Telephone & Data Systems, Inc.                          3,550         211,651
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               211,651
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        211,651
                                                                  -------------

TOTAL COMMON STOCKS
  (Cost $50,629,920)                                                 54,452,813
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
  Obligations

Lehman Brothers, Inc. at 5.06%
  due 04/02/07                                          278,172         278,172
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $278,172)                                                       278,172

SECURITIES LENDING COLLATERAL 24.9%
Investment in Securities Lending Short
  Term
  Investment Portfolio Held by
      U.S. Bank                                      13,661,157   $  13,661,157
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $13,661,157)                                                 13,661,157
                                                                  -------------

TOTAL INVESTMENTS 124.5%
  (Cost $64,569,249)                                              $  68,392,142
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (24.5)%                                                $ (13,474,954)
                                                                  -------------
NET ASSETS - 100.0%                                               $  54,917,188

 *    Non-Income Producing Security.

 +    All or a portion of this security is on loan at March 31, 2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

FINANCIALS 21.9%
  INSURANCE 7.5%
  XL Capital Ltd.+                                       8,727   $      610,541
  UnumProvident Corp.+                                  25,865          595,671
  Cincinnati Financial Corp.+                           10,691          453,298
  Travelers Cos., Inc.                                   8,676          449,156
  ACE Ltd.                                               7,664          437,308
  Allstate Corp.                                         6,799          408,348
  Hartford Financial Services
     Group, Inc.+                                        3,977          380,122
  Lincoln National Corp.                                 5,158          349,661
  Genworth Financial, Inc. --
     Class A+                                            9,274          324,034
  SAFECO Corp.+                                          4,555          302,589
  Chubb Corp.                                            4,772          246,569
                                                                 --------------

TOTAL INSURANCE                                                       4,557,297
                                                                 --------------

  BANKS 7.5%
  First Horizon National Corp.+                         13,708          569,293
  National City Corp.                                   14,211          529,360
  Regions Financial Corp.+                              11,675          412,945
  Wachovia Corp.                                         7,387          406,654
  Comerica, Inc.+                                        6,613          390,961
  KeyCorp+                                               9,750          365,332
  Huntington Bancshares, Inc.                           14,995          327,641
  BB&T Corp. +                                           7,007          287,427
  PNC Financial Services
     Group, Inc.                                         3,953          284,497
  Fifth Third Bancorp+                                   7,200          278,568
  SunTrust Banks, Inc.+                                  3,046          252,940
  U.S. Bancorp+                                          7,037          246,084
  Wells Fargo & Co.                                      5,451          187,678
                                                                 --------------

TOTAL BANKS                                                           4,539,380
                                                                 --------------

  THRIFTS & MORTGAGE FINANCE 2.5%
  Fannie Mae+                                           17,898          976,873
  Washington Mutual, Inc.+                              13,191          532,652
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      1,509,525
                                                                 --------------

  DIVERSIFIED FINANCIALS 2.4%
  J.P. Morgan Chase & Co.+                               8,734          422,551
  Citigroup, Inc.                                        6,796          348,907
  CIT Group, Inc.                                        6,139          324,876

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Bank of America Corp.                                  6,323   $      322,599
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                          1,418,933
                                                                 --------------

  REAL ESTATE 1.7%
  Apartment Investment &
     Management Co. -- Class A+                          5,404          311,757
  Plum Creek Timber Co., Inc.
     (REIT)+                                             7,000          275,940
  Boston Properties, Inc.+                               2,100          246,540
  Realogy Corp.*                                         6,324          187,253
                                                                 --------------

TOTAL REAL ESTATE                                                     1,021,490
                                                                 --------------

  CAPITAL MARKETS 0.3%
  Bear Stearns Cos., Inc. +                              1,057          158,920
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   158,920
                                                                 --------------

TOTAL FINANCIALS                                                     13,205,545
                                                                 --------------

UTILITIES 21.0%
  MULTI-UTILITIES 13.9%
  Integrys Energy Group Inc                             18,413        1,022,106
  DTE Energy Co.+                                       15,037          720,272
  NiSource, Inc.                                        29,210          713,892
  KeySpan Corp.                                         17,076          702,677
  Xcel Energy, Inc.+                                    27,323          674,605
  Consolidated Edison, Inc.+                            11,994          612,414
  CenterPoint Energy, Inc.+                             33,189          595,411
  Dynegy, Inc. -- Class A*                              51,937          480,936
  CMS Energy Corp.+                                     26,145          465,381
  Ameren Corp. +                                         9,051          455,265
  TECO Energy, Inc.+                                    26,200          450,902
  Public Service Enterprise
     Group, Inc.+                                        5,391          447,669
  Dominion Resources, Inc.+                              4,432          393,429
  PG&E Corp.+                                            6,973          336,587
  Sempra Energy                                          5,459          333,053
                                                                 --------------

TOTAL MULTI-UTILITIES                                                 8,404,599
                                                                 --------------

  ELECTRIC UTILITIES 6.3%
  Progress Energy, Inc.+                                13,308          671,255
  Pinnacle West Capital Corp.                           12,808          617,986
  Duke Energy Corp.+                                    22,485          456,221
  American Electric Power Co.,
     Inc.                                                9,300          453,375

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  FirstEnergy Corp.+                                     6,342   $      420,094
  Southern Co.+                                         11,179          409,710
  Entergy Corp.                                          2,502          262,510
  FPL Group, Inc.+                                       4,227          258,566
  PPL Corp.+                                             5,857          239,551
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                              3,789,268
                                                                 --------------

  GAS UTILITIES 0.8%
  Nicor, Inc.+                                          10,437          505,360
                                                                 --------------

TOTAL GAS UTILITIES                                                     505,360
                                                                 --------------

TOTAL UTILITIES                                                      12,699,227
                                                                 --------------

CONSUMER DISCRETIONARY 16.0%
  AUTOMOBILES 3.6%
  Ford Motor Co.+                                      179,391        1,415,395
  General Motors Corp.+                                 24,273          743,725
                                                                 --------------

TOTAL AUTOMOBILES                                                     2,159,120
                                                                 --------------

  MEDIA 2.7%
  CBS Corp.+                                            17,052          521,621
  Tribune Co.+                                           9,054          290,724
  New York Times Co. -- Class A+                        10,726          252,168
  Time Warner, Inc.+                                     9,887          194,972
  Gannett Co., Inc.                                      3,400          191,386
  Dow Jones & Co., Inc.                                  5,400          186,138
                                                                 --------------

TOTAL MEDIA                                                           1,637,009
                                                                 --------------

  SPECIALTY RETAIL 2.1%
  AutoNation, Inc.*+                                    30,040          638,049
  OfficeMax, Inc.                                        7,739          408,155
  Circuit City Stores, Inc.                             12,637          234,164
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                1,280,368
                                                                 --------------

  HOUSEHOLD DURABLES 2.1%
  Whirlpool Corp.+                                       5,644          479,232
  Leggett & Platt, Inc.+                                17,153          388,858
  Newell Rubbermaid, Inc.+                               6,318          196,427
  Stanley Works                                          3,220          178,259
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                              1,242,776
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  MULTILINE RETAIL 1.5%
  Dillard's, Inc. -- Class A+                           21,439   $      701,698
  Federated Department Stores, Inc.                      4,239          190,967
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  892,665
                                                                 --------------

  LEISURE EQUIPMENT & PRODUCTS 1.4%
  Brunswick Corp.+                                      16,118          513,358
  Eastman Kodak Co.+                                    15,698          354,147
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      867,505
                                                                 --------------

  AUTO COMPONENTS 1.3%
  Johnson Controls, Inc.+                                4,187          396,174
  Goodyear Tire & Rubber Co.*+                          12,478          389,189
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   785,363
                                                                 --------------

  TEXTILES & APPAREL 0.5%
  Jones Apparel Group, Inc.                              8,820          271,039
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                271,039
                                                                 --------------

  HOTELS, RESTAURANTS & LEISURE 0.4%
  Wyndham Worldwide Corp.*                               7,800          266,370
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     266,370
                                                                 --------------

  DISTRIBUTORS 0.4%
  Genuine Parts Co.                                      5,400          264,600
                                                                 --------------

TOTAL DISTRIBUTORS                                                      264,600
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          9,666,815
                                                                 --------------

MATERIALS 9.0%
  CHEMICALS 3.6%
  Dow Chemical Co.                                      11,551          529,729
  Ashland, Inc.                                          7,669          503,086
  Eastman Chemical Co.+                                  7,182          454,836
  PPG Industries, Inc.+                                  4,363          306,763
  Air Products & Chemicals, Inc.                         3,100          229,059

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Rohm & Haas Co.                                        3,125   $      161,625
                                                                 --------------

TOTAL CHEMICALS                                                       2,185,098
                                                                 --------------

  PAPER & FOREST PRODUCTS 2.3%
  MeadWestvaco Corp.                                    16,650          513,486
  Weyerhaeuser Co.                                       6,713          501,730
  International Paper Co.+                              10,242          372,809
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                         1,388,025
                                                                 --------------

  METALS & MINING 1.6%
  Alcoa, Inc.                                           11,228          380,629
  United States Steel Corp.+                             3,162          313,576
  Freeport-McMoRan Copper &
     Gold, Inc. -- Class B+                              3,916          259,200
                                                                 --------------

TOTAL METALS & MINING                                                   953,405
                                                                 --------------

  CONTAINERS & PACKAGING 1.5%
  Temple-Inland, Inc.+                                  11,529          688,742
  Bemis Co.                                              6,133          204,781
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            893,523
                                                                 --------------

TOTAL MATERIALS                                                       5,420,051
                                                                 --------------

CONSUMER STAPLES 8.4%
  FOOD & DRUG RETAILING 3.4%
  Supervalu, Inc.+                                      22,437          876,613
  Kroger Co.+                                           18,219          514,687
  Safeway, Inc.+                                        10,333          378,601
  Costco Wholesale Corp.+                                4,882          262,847
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                           2,032,748
                                                                 --------------

  FOOD PRODUCTS 3.0%
  Tyson Foods, Inc. -- Class A+                         40,324          782,689
  Sara Lee Corp.+                                       27,379          463,253
  ConAgra Foods, Inc.                                   12,872          320,641
  Kraft Foods, Inc.                                      7,400          234,284
                                                                 --------------

TOTAL FOOD PRODUCTS                                                   1,800,867
                                                                 --------------

  BEVERAGES 1.7%
  Molson Coors Brewing Co. --
     Class B+                                            6,388          604,433

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Coca-Cola Enterprises, Inc.+                          20,238   $      409,819
                                                                 --------------

TOTAL BEVERAGES                                                       1,014,252
                                                                 --------------

  TOBACCO 0.3%
  Reynolds American, Inc.+                               3,285          205,017
                                                                 --------------

TOTAL TOBACCO                                                           205,017
                                                                 --------------

TOTAL CONSUMER STAPLES                                                5,052,884
                                                                 --------------

TELECOMMUNICATION SERVICES 7.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES 6.1%
  Embarq Corp.                                          19,938        1,123,506
  Windstream Corp.+                                     47,207          693,471
  Verizon Communications, Inc.                          17,241          653,779
  Citizens Communications Co.+                          35,389          529,065
  AT&T, Inc.                                            11,099          437,634
  CenturyTel, Inc.+                                      5,551          250,850
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          3,688,305
                                                                 --------------

  WIRELESS TELECOMMUNICATION SERVICES 1.4%
  Sprint Nextel Corp.+                                  23,200          439,872
  Alltel Corp.                                           6,890          427,180
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               867,052
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                      4,555,357
                                                                 --------------

INDUSTRIALS 5.7%
  COMMERCIAL SERVICES & SUPPLIES 1.5%
  RR Donnelley & Sons Co.                               13,187          482,512
  Allied Waste Industries, Inc.* +                      22,365          281,575
  Waste Management, Inc.                                 4,848          166,820
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    930,907
                                                                 --------------

  AEROSPACE & DEFENSE 1.4%
  Northrop Grumman Corp.                                 5,806          430,921
  Raytheon Co.+                                          3,856          202,286

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Goodrich Corp.                                         3,700   $      190,476
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               823,683
                                                                 --------------

  ROAD & RAIL 1.2%
  Ryder System, Inc.                                     9,673          477,266
  Union Pacific Corp.                                    2,217          225,136
                                                                 --------------

TOTAL ROAD & RAIL                                                       702,402
                                                                 --------------

  MACHINERY 1.1%
  Cummins, Inc.                                          3,005          434,884
  Paccar, Inc.+                                          3,600          264,240
                                                                 --------------

TOTAL MACHINERY                                                         699,124
                                                                 --------------

  BUILDING PRODUCTS 0.5%
  Masco Corp.+                                          10,987          301,044
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                 301,044
                                                                 --------------

TOTAL INDUSTRIALS                                                     3,457,160
                                                                 --------------

INFORMATION TECHNOLOGY 4.1%
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.6%
  Sanmina-SCI Corp.*+                                  281,940        1,020,623
  Solectron Corp.*+                                    178,940          563,661
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,584,284
                                                                 --------------

  IT CONSULTING & SERVICES 1.2%
  Computer Sciences Corp.*                               6,378          332,485
  Unisys Corp.*+                                        25,903          218,362
  Electronic Data Systems Corp.                          5,916          163,755
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                          714,602
                                                                 --------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
  Micron Technology, Inc.*                              12,511          151,133
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           151,133
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          2,450,019
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
HEALTH CARE 3.6%
  HEALTH CARE PROVIDERS & SERVICES 3.0%
  AmerisourceBergen Corp.+                              12,810   $      675,728
  McKesson Corp.                                         9,136          534,821
  Tenet Healthcare Corp. * +                            50,926          327,454
  Medco Health Solutions, Inc.*                          3,700          268,361
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,806,364
                                                                 --------------

  PHARMACEUTICALS 0.4%
  Bristol-Myers Squibb Co.                               7,969          221,220
                                                                 --------------

TOTAL PHARMACEUTICALS                                                   221,220
                                                                 --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
  Bausch & Lomb, Inc.                                    3,140          160,642
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  160,642
                                                                 --------------

TOTAL HEALTH CARE                                                     2,188,226
                                                                 --------------

ENERGY 2.3%
  OIL & GAS 2.3%
  ConocoPhillips                                         8,428          576,054
  Marathon Oil Corp.                                     4,279          422,893
  Hess Corp.                                             7,100          393,837
                                                                 --------------

TOTAL OIL & GAS                                                       1,392,784
                                                                 --------------

TOTAL ENERGY                                                          1,392,784
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $51,975,572)                                                 60,088,068
                                                                 --------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc at 5.06% due 04/02/07             240,483          240,483
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $240,483)                                                       240,483
                                                                 --------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 27.5%
Investment in Securities Lending Short Term

  Investment Portfolio held by U.S. Bank            16,604,523   $   16,604,523
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $16,604,523)                                                   16,604,523
                                                                 --------------

TOTAL INVESTMENTS 127.4%
  (Cost $68,820,578)                                             $   76,933,074
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (27.4)%                                               $  (16,525,442)
                                                                 --------------
NET ASSETS - 100.0%                                              $   60,407,632

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.4%

CONSUMER DISCRETIONARY 25.4%
  HOTELS, RESTAURANTS & LEISURE 6.5%
Multimedia Games, Inc.*+                                14,623   $      174,014
Panera Bread Co. -- Class A*+                            2,530          149,422
P.F. Chang's China Bistro, Inc.*+                        3,471          145,365
Monarch Casino & Resort, Inc.*                           4,000          104,000
Shuffle Master, Inc.*+                                   5,633          102,802
Sonic Corp.*                                             4,596          102,399
Papa John's International, Inc.*                         3,357           98,696
CEC Entertainment, Inc.*                                 2,330           96,788
Jack in the Box, Inc.*                                   1,194           82,541
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,056,027
                                                                 --------------

  SPECIALTY RETAIL 6.5%
Stage Stores, Inc.                                       6,502          151,562
Christopher & Banks Corp.                                7,236          140,885
Tractor Supply Co.*+                                     2,558          131,737
Jos. A.  Bank Clothiers, Inc.*+                          3,130          110,645
HOT Topic, Inc.*+                                        9,967          110,634
Hibbett Sports Inc.*                                     3,146           89,944
Guitar Center, Inc.*+                                    1,855           83,698
Gymboree Corp.*                                          1,765           70,723
Children's Place Retail Stores, Inc.*                    1,113           62,061
Dress Barn, Inc.*+                                       2,692           56,020
Tween Brands, Inc.*+                                     1,304           46,579
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                1,054,488
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 3.9%
Vertrue, Inc.*                                           4,527          217,794
Coinstar, Inc.*                                          5,485          171,680
Pre-Paid Legal Services, Inc.*+                          3,145          157,596
Bright Horizons Family Solutions, Inc.*+                 2,170           81,918
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    628,988
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
--------------------------------------------------------------------------------
  TEXTILES & APPAREL 2.6%
K-Swiss, Inc. -- Class A                                 4,363   $      117,888
Fossil, Inc.*                                            4,218          111,651
Deckers Outdoor Corp.*+                                  1,150           81,673
Quiksilver, Inc.*+                                       5,424           62,918
CROCS, Inc.*+                                              940           44,415
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                418,545
                                                                 --------------

  HOUSEHOLD DURABLES 1.6%
NVR, Inc.*                                                 250          166,250
Meritage Homes Corp.*+                                   3,188          102,399
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                268,649
                                                                 --------------

  LEISURE EQUIPMENT & PRODUCTS 1.6%
Nautilus, Inc.+                                          9,275          143,113
Pool Corp.+                                              3,505          125,479
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      268,592
                                                                 --------------

  INTERNET & CATALOG RETAIL 0.9%
PetMed Express, Inc.*                                   12,843          152,190
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                         152,190
                                                                 --------------

  AUTOMOBILES 0.7%
Winnebago Industries, Inc.+                              3,459          116,326
                                                                 --------------

TOTAL AUTOMOBILES                                                       116,326
                                                                 --------------

  AUTO COMPONENTS 0.6%
Drew Industries, Inc.*+                                  3,232           92,694
                                                                 --------------

TOTAL AUTO COMPONENTS                                                    92,694
                                                                 --------------

  DISTRIBUTORS 0.5%
LKQ Corp.*+                                              3,990           87,221
                                                                 --------------

TOTAL DISTRIBUTORS                                                       87,221
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          4,143,720
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE 22.2%
  HEALTH CARE EQUIPMENT & SUPPLIES 13.8%
Biosite, Inc.*                                           3,185   $      267,445
Possis Medical, Inc.*                                   13,736          178,705
Integra LifeSciences Holdings Corp.*+                    3,864          176,121
PharmaNet Development Group, Inc.*                       4,720          122,720
SurModics, Inc.*+                                        3,233          116,388
Immucor, Inc.*+                                          3,896          114,659
Dionex Corp.*+                                           1,639          111,632
Hologic, Inc.*+                                          1,890          108,940
PolyMedica Corp.+                                        2,465          104,343
Cooper Cos., Inc.+                                       2,130          103,561
American Medical Systems Holdings, Inc.*+                4,808          101,785
BioLase Technology, Inc.*                               10,298          100,200
Kensey Nash Corp.*                                       3,102           94,611
Mentor Corp.+                                            1,992           91,632
Respironics, Inc.*                                       2,169           91,076
Greatbatch, Inc.*+                                       3,400           86,700
Idexx Laboratories, Inc.*                                  952           83,424
Merit Medical Systems, Inc.*+                            5,539           69,514
ArthroCare Corp.*                                        1,742           62,782
ICU Medical, Inc.*                                       1,496           58,643
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,244,881
                                                                 --------------

  HEALTH CARE PROVIDERS & SERVICES 6.6%
Healthways, Inc.*+                                       3,035          141,886
AMN Healthcare Services, Inc.*                           6,233          140,991
Sunrise Senior Living, Inc.*+                            3,557          140,573
Sierra Health Services, Inc.*                            3,346          137,755
HealthExtras, Inc.*+                                     4,660          134,115
AmSurg Corp.*+                                           4,219          103,323
Amedisys, Inc.*                                          2,894           93,852
Pediatrix Medical Group, Inc.*                           1,638           93,464
Odyssey HealthCare, Inc.*                                6,907           90,689
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,076,648
                                                                 --------------

  PHARMACEUTICALS 1.5%
Bradley Pharmaceuticals, Inc.*                           6,183          118,652
Sciele Pharma, Inc.*+                                    3,240           76,723
Noven Pharmaceuticals, Inc.*                             1,735           40,252
                                                                 --------------

TOTAL PHARMACEUTICALS                                                   235,627
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
--------------------------------------------------------------------------------
  BIOTECHNOLOGY 0.3%
Digene Corp.*+                                           1,314   $       55,727
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                      55,727
                                                                 --------------

TOTAL HEALTH CARE                                                     3,612,883
                                                                 --------------

INFORMATION TECHNOLOGY 21.1%
  SOFTWARE 6.6%
Factset Research Systems, Inc.                           2,230          140,156
Altiris, Inc.*                                           4,130          135,918
EPIQ Systems, Inc.*+                                     6,521          132,898
Kronos, Inc.*                                            2,201          117,754
Blackbaud, Inc.                                          4,800          117,216
Ansys, Inc.*+                                            2,182          110,780
Take-Two Interactive Software, Inc.*+                    5,166          104,043
Quality Systems, Inc.+                                   2,479           99,160
Manhattan Associates, Inc.*+                             2,333           63,994
Micros Systems, Inc.*+                                   1,070           57,769
                                                                 --------------

TOTAL SOFTWARE                                                        1,079,688
                                                                 --------------

  INTERNET SOFTWARE & SERVICES 4.2%
WebEx Communications, Inc.*+                             3,305          187,922
j2 Global Communications, Inc.*+                         6,155          170,617
Websense, Inc.*+                                         6,982          160,516
Bankrate, Inc.*+                                         4,459          157,135
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                      676,190
                                                                 --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.6%
Flir Systems, Inc.*+                                     5,279          188,302
Itron, Inc.*+                                            2,200          143,088
Trimble Navigation Ltd.*                                 3,857          103,522
Scansource, Inc.*                                        3,550           95,282
Daktronics, Inc.+                                        2,217           60,834
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                591,028
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
--------------------------------------------------------------------------------
  IT CONSULTING & SERVICES 2.2%
Talx Corp.+                                              3,963   $      131,294
Mantech International Corp. Class A*                     2,419           80,819
CACI International, Inc. Class A*                        1,716           80,412
eFunds Corp.*                                            2,554           68,090
Global Payments, Inc.                                        1               34
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                          360,649
                                                                 --------------

  COMPUTERS & PERIPHERALS 2.2%
Komag, Inc.*+                                            4,503          147,383
Neoware, Inc.*+                                         12,886          129,762
Synaptics, Inc.*                                         3,031           77,533
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           354,678
                                                                 --------------

  COMMUNICATIONS EQUIPMENT 1.5%
Netgear, Inc.*+                                          5,066          144,533
Comtech Telecommunications Corp.*+                       2,415           93,533
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                          238,066
                                                                 --------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.8%
Cabot Microelectronics Corp.*+                           2,367           79,318
Diodes, Inc.*+                                           1,683           58,653
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           137,971
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          3,438,270
                                                                 --------------

ENERGY 8.7%
  OIL & GAS 4.6%
Petroleum Development Corp.*+                            2,616          140,139
St. Mary Land & Exploration Co.                          3,811          139,787
Stone Energy Corp.*                                      3,721          110,477
Helix Energy Solutions Group, Inc.*+                     2,715          101,242
Penn Virginia Corp.                                      1,237           90,796
Swift Energy Co.*+                                       2,050           85,629
Cabot Oil & Gas Corp.                                    1,162           78,226
                                                                 --------------

TOTAL OIL & GAS                                                         746,296
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
--------------------------------------------------------------------------------
  ENERGY EQUIPMENT & SERVICES 4.1%
Hydril*+                                                 1,729   $      166,399
Unit Corp.*                                              2,255          114,080
CARBO Ceramics, Inc.+                                    2,378          110,696
W-H Energy Services, Inc.*                               2,252          105,259
Hornbeck Offshore Services, Inc.*+                       3,633          104,085
Oceaneering International, Inc.*+                        1,509           63,559

TOTAL ENERGY EQUIPMENT & SERVICES                                       664,078

TOTAL ENERGY                                                          1,410,374

FINANCIALS 8.1%
  BANKS 2.9%
Wilshire Bancorp, Inc.+                                  6,632          108,765
UCBH Holdings, Inc.+                                     4,528           84,311
Nara Bancorp, Inc.+                                      4,742           83,033
PrivateBancorp, Inc.+                                    2,025           74,034
Cascade Bancorp.+                                        2,461           63,838
East-West Bancorp, Inc.+                                 1,625           59,751

TOTAL BANKS                                                             473,732

  INSURANCE 2.2%
Infinity Property & Casualty Corp.                       3,535          165,650
Hilb Rogal & Hobbs Co.+                                  2,179          106,880
Philadelphia Consolidated Holding Corp.*+                1,868           82,173

TOTAL INSURANCE                                                         354,703

  CONSUMER FINANCE 1.2%
Rewards Network, Inc.*                                  21,086          111,756
World Acceptance Corp.*                                  2,146           85,733

TOTAL CONSUMER FINANCE                                                  197,489

  DIVERSIFIED FINANCIALS 0.9%
Portfolio Recovery Associates, Inc.*+                    3,295          147,122

TOTAL DIVERSIFIED FINANCIALS                                            147,122

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
--------------------------------------------------------------------------------
  THRIFTS & MORTGAGE FINANCE 0.6%
Franklin Bank Corp.*                                     5,019   $       89,690

TOTAL THRIFTS & MORTGAGE FINANCE                                         89,690

  CAPITAL MARKETS 0.3%
Investment Technology Group, Inc.*                       1,347           52,802

TOTAL CAPITAL MARKETS                                                    52,802

TOTAL FINANCIALS                                                      1,315,538

INDUSTRIALS 7.7%
  AEROSPACE & DEFENSE 2.1%
Ceradyne, Inc.*+                                         2,379          130,227
Armor Holdings, Inc.*                                    1,630          109,748
Curtiss-Wright Corp.+                                    2,780          107,141

TOTAL AEROSPACE & DEFENSE                                               347,116

  ROAD & RAIL 1.8%
Landstar System, Inc.                                    2,608          119,551
Knight Transportation, Inc.+                             5,286           94,196
Heartland Express, Inc.+                                 5,411           85,927

TOTAL ROAD & RAIL                                                       299,674

  MACHINERY 1.4%
Toro Co.+                                                1,765           90,439
ASV, Inc.*                                               5,817           88,767
Manitowoc Co., Inc.                                        875           55,589

TOTAL MACHINERY                                                         234,795

  COMMERCIAL SERVICES & SUPPLIES 1.0%
Waste Connections, Inc.*                                 3,285           98,353
Mobile Mini, Inc.*+                                      2,100           56,238

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    154,591

                                                                         MARKET
                                                        SHARES            VALUE
--------------------------------------------------------------------------------
  BUILDING PRODUCTS 0.6%
Simpson Manufacturing Co., Inc.+                         2,911   $       89,775
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                  89,775
                                                                 --------------

  AIR FREIGHT & COURIERS 0.5%
Forward Air Corp.+                                       2,435           80,063
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                             80,063
                                                                 --------------

  MARINE 0.3%
Kirby Corp.*+                                            1,482           51,840
                                                                 --------------

TOTAL MARINE                                                             51,840
                                                                 --------------

TOTAL INDUSTRIALS                                                     1,257,854
                                                                 --------------

CONSUMER STAPLES 3.3%

  PERSONAL PRODUCTS 2.0%
NBTY, Inc.*+                                             2,879          152,702
USANA Health Sciences,
Inc.*+                                                   2,819          132,126
Playtex Products, Inc.*                                  3,001           40,724
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                                 325,552
                                                                 --------------

  FOOD PRODUCTS 0.9%
Sanderson Farms, Inc.+                                   3,810          141,198
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     141,198
                                                                 --------------

  FOOD & DRUG RETAILING 0.4%
United Natural Foods, Inc.*+                             2,290           70,166
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                              70,166
                                                                 --------------

TOTAL CONSUMER STAPLES                                                  536,916
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
--------------------------------------------------------------------------------
MATERIALS 2.4%
  METALS & MINING 1.4%
Chaparral Steel Co.                                      2,091   $      121,633
Cleveland-Cliffs, Inc.+                                  1,751          112,082
                                                                 --------------

TOTAL METALS & MINING                                                   233,715
                                                                 --------------

  CONSTRUCTION MATERIALS 1.0%
Headwaters, Inc.*+                                       7,151          156,249
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                            156,249
                                                                 --------------

TOTAL MATERIALS                                                         389,964
                                                                 --------------

TELECOMMUNICATION SERVICES 0.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
General Communication, Inc.
-- Class A*+                                             6,150           86,100
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             86,100
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                         86,100
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $13,773,481)                                                 16,191,619
                                                                 --------------

                                                          FACE
                                                        AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at 5.06% due 04/02/07             59,226   $       59,226

                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $59,226)                                                         59,226
                                                                 --------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 23.0%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S. Bank               3,754,068   $    3,754,068
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,754,068)                                                   3,754,068
                                                                 --------------

TOTAL INVESTMENTS 122.8%
  (Cost $17,586,775)                                             $   20,004,913
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (22.8)%                   $  (3,717,791)
                                                                 --------------

NET ASSETS - 100.0%                                              $   16,287,122
                                                                 --------------

*    Non-Income Producing Security.

+    All or a portion of this security is on loan at March 31,  2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 98.6%

CONSUMER DISCRETIONARY 33.0%
  SPECIALTY RETAIL 12.8%
  Aeropostale, Inc.* +                                   9,267   $      372,811
  Chico's FAS, Inc.*+                                   12,601          307,842
  GameStop Corp. -- Class A*                             8,012          260,951
  Urban Outfitters, Inc.*+                               8,345          221,226
  Ross Stores, Inc.                                      6,288          216,307
  Pacific Sunwear of California, Inc.*                   9,813          204,405
  Advance Auto Parts, Inc.                               5,272          203,236
  Petsmart, Inc.+                                        5,832          192,223
  Williams-Sonoma, Inc.+                                 5,380          190,775
  Dick's Sporting Goods, Inc.*                           3,129          182,295
  O'Reilly Automotive, Inc.*+                            4,345          143,819
  American Eagle Outfitters, Inc.+                       4,329          129,827
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                2,625,717
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 5.8%
  Career Education Corp.*+                              10,225          311,863
  Corinthian Colleges, Inc.*+                           21,237          292,009
  Strayer Education, Inc.                                1,983          247,875
  ITT Educational Services, Inc.*+                       3,019          246,018
  DeVry, Inc.                                            3,118           91,513
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,189,278
                                                                 --------------

  HOTELS, RESTAURANTS & LEISURE 4.7%
  Scientific Games Corp. -- Class A*+                    5,522          181,287
  Applebee's International, Inc. +                       7,110          176,186
  Cheesecake Factory, Inc.*+                             6,289          167,602
  Brinker International, Inc.+                           5,039          164,775
  Ruby Tuesday, Inc.+                                    4,923          140,798
  International Speedway Corp. -- Class A                2,414          124,804
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     955,452
                                                                 --------------

  MEDIA 3.3%
  Valassis Communications, Inc.*+                        8,783          150,980
  Entercom Communications Corp.+                         5,240          147,663

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  John Wiley & Sons, Inc. -- Class A                     3,833   $      144,734
  Catalina Marketing Corp.                               3,960          125,057
  Harte-Hanks, Inc.+                                     3,553           98,027
                                                                 --------------

TOTAL MEDIA                                                             666,461
                                                                 --------------

  HOUSEHOLD DURABLES 2.7%
  Hovnanian Enterprises, Inc. -- Class A*+               7,848          197,456
  Ryland Group, Inc.+                                    4,300          181,417
  Toll Brothers, Inc.*+                                  6,569          179,859
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                558,732
                                                                 --------------

  MULTILINE RETAIL 2.1%
  99 Cents Only Stores*+                                14,948          220,184
  Dollar Tree Stores, Inc.*+                             5,298          202,596
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  422,780
                                                                 --------------

  AUTOMOBILES 0.9%
  Thor Industries, Inc.+                                 4,885          192,420
                                                                 --------------

TOTAL AUTOMOBILES                                                       192,420
                                                                 --------------

  TEXTILES & APPAREL 0.7%
  Timberland Co. -- Class A*+                            5,689          148,085
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                148,085
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          6,758,925
                                                                 --------------

HEALTH CARE 19.6%
  HEALTH CARE PROVIDERS & SERVICES 7.7%
  Apria Healthcare Group, Inc.*                          7,994          257,806
  Community Health Systems, Inc.*                        6,882          242,591
  Lincare Holdings, Inc.*                                5,420          198,643
  Health Management Associates, Inc. -- Class A+        17,400          189,138
  Pharmaceutical Product Development, Inc.+              4,714          158,815
  Universal Health Services, Inc. -- Class B             2,745          157,179
  Cerner Corp.*+                                         2,705          147,287
  Henry Schein, Inc.*                                    2,655          146,503

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Covance, Inc.*+                                        1,245   $       73,878
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,571,840
                                                                 --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 5.3%
  Cytyc Corp.*+                                          8,734          298,790
  Gen-Probe, Inc.*+                                      5,468          257,433
  ResMed, Inc.*+                                         4,078          205,409
  DENTSPLY International, Inc.                           4,329          141,775
  Ventana Medical Systems, Inc.*                         2,540          106,426
  Edwards Lifesciences Corp.*+                           1,618           82,033
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,091,866
                                                                 --------------

  PHARMACEUTICALS 3.4%
  Par Pharmaceutical Cos., Inc.*+                       13,506          339,271
  Sepracor, Inc.*+                                       5,137          239,538
  Medicis Pharmaceutical Corp. -- Class A+               4,044          124,636
                                                                 --------------

TOTAL PHARMACEUTICALS                                                   703,445
                                                                 --------------

  BIOTECHNOLOGY 3.2%
  Cephalon, Inc.*+                                       2,864          203,945
  Techne Corp.*+                                         2,981          170,215
  Invitrogen Corp.*                                      2,570          163,581
  Affymetrix, Inc.*+                                     3,842          115,529
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                     653,270
                                                                 --------------

TOTAL HEALTH CARE                                                     4,020,421
                                                                 --------------

INFORMATION TECHNOLOGY 12.2%
  IT CONSULTING & SERVICES 3.9%
  DST Systems, Inc.*+                                    3,843          288,994
  Alliance Data Systems Corp.* +                         2,474          152,448
  Global Payments, Inc.                                  3,690          125,681
  SRA International, Inc. -- Class A*+                   5,130          124,967
  CSG Systems International, Inc.*                       4,056          101,481
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                          793,571
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  SOFTWARE 2.9%
  McAfee, Inc.*+                                         5,151   $      149,791
  Macrovision Corp.*+                                    5,362          134,318
  Jack Henry & Associates, Inc.+                         5,175          124,459
  Fair Isaac Corp.                                       2,861          110,664
  Activision, Inc.* +                                    4,246           80,419
                                                                 --------------

TOTAL SOFTWARE                                                          599,651
                                                                 --------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.7%
  Silicon Laboratories, Inc.*+                           7,114          212,851
  Cree, Inc.*+                                           7,706          126,841
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           339,692
                                                                 --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
  CDW Corp.+                                             2,321          142,579
  Amphenol Corp. -- Class A                              2,085          134,628
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                277,207
                                                                 --------------

  COMPUTERS & PERIPHERALS 1.0%
  Western Digital Corp.*+                               12,762          214,529
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           214,529
                                                                 --------------

  COMMUNICATIONS EQUIPMENT 0.8%
  Plantronics, Inc.                                      6,966          164,537
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                          164,537
                                                                 --------------

  OFFICE ELECTRONICS 0.5%
  Zebra Technologies Corp. -- Class A*                   2,754          106,332
                                                                 --------------

TOTAL OFFICE ELECTRONICS                                                106,332
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          2,495,519
                                                                 --------------

INDUSTRIALS 11.1%
  COMMERCIAL SERVICES & SUPPLIES 4.7%
  Corporate Executive Board Co.+                         2,174          165,137
  Rollins, Inc.+                                         7,034          161,852

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Stericycle, Inc.*+                                     1,943   $      158,354
  Mine Safety Appliances Co.+                            3,493          146,916
  Copart, Inc.*                                          4,684          131,199
  ChoicePoint, Inc.*+                                    2,806          105,029
  Dun & Bradstreet Corp.                                   945           86,184
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    954,671
                                                                 --------------

  MACHINERY 1.9%
  Donaldson Co., Inc.+                                   3,760          135,736
  Graco, Inc.+                                           3,441          134,750
  Oshkosh Truck Corp.+                                   2,378          126,034
                                                                 --------------

TOTAL MACHINERY                                                         396,520
                                                                 --------------

  AEROSPACE & DEFENSE 1.1%
  Alliant Techsystems, Inc.* +                           2,694          236,856
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               236,856
                                                                 --------------

  ELECTRICAL EQUIPMENT 0.9%
  AMETEK, Inc. +                                         2,708           93,534
  Roper Industries, Inc.                                 1,643           90,168
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                              183,702
                                                                 --------------

  AIR FREIGHT & COURIERS 0.8%
  Expeditors International Washington, Inc.+             4,161          171,933
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            171,933
                                                                 --------------

  TRADING COMPANIES & DISTRIBUTORS 0.6%
  Fastenal Co.+                                          3,532          123,797
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  123,797
                                                                 --------------

  CONSTRUCTION & ENGINEERING 0.6%
  Jacobs Engineering Group, Inc.*                        2,548          118,864
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                        118,864
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  AIRLINES 0.5%
  AirTran Holdings, Inc.*+                               9,713   $       99,752
                                                                 --------------

TOTAL AIRLINES                                                           99,752
                                                                 --------------

TOTAL INDUSTRIALS                                                     2,286,095
                                                                 --------------

FINANCIALS 8.6%
  CAPITAL MARKETS 4.3%
  Investors Financial Services Corp.                     4,665          271,270
  Eaton Vance Corp.+                                     5,441          193,917
  SEI Investments Co.                                    2,640          159,007
  Nuveen Investments, Inc. -- Class A+                   2,958          139,914
  Waddell & Reed Financial, Inc. -- Class A              4,622          107,785
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   871,893
                                                                 --------------

  INSURANCE 3.5%
  W.R. Berkley Corp.                                     6,833          226,309
  Brown & Brown, Inc.+                                   7,814          211,134
  Everest Re Group Ltd.                                  1,558          149,833
  HCC Insurance Holdings, Inc.+                          4,524          139,339
                                                                 --------------

TOTAL INSURANCE                                                         726,615
                                                                 --------------

  DIVERSIFIED FINANCIALS 0.8%
  Leucadia National Corp.+                               5,370          157,985
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                            157,985
                                                                 --------------

TOTAL FINANCIALS                                                      1,756,493
                                                                 --------------

ENERGY 8.2%
  OIL & GAS 6.1%
  Frontier Oil Corp.                                     7,580          247,411
  Pogo Producing Co.+                                    4,904          235,883
  Pioneer Natural Resources Co.+                         5,111          220,335
  Newfield Exploration Co.*+                             4,351          181,480
  Denbury Resources, Inc.*+                              6,005          178,889
  Quicksilver Resources, Inc.*+                          2,856          113,583

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Southwestern Energy Co.*                               1,745   $       71,510
                                                                 --------------

TOTAL OIL & GAS                                                       1,249,091
                                                                 --------------

  ENERGY EQUIPMENT & SERVICES 2.1%
  Superior Energy Services, Inc.*+                       5,530          190,619
  FMC Technologies, Inc.*                                1,795          125,219
  Patterson-UTI Energy, Inc.+                            5,202          116,733
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       432,571
                                                                 --------------

TOTAL ENERGY                                                          1,681,662
                                                                 --------------

CONSUMER STAPLES 3.1%
  HOUSEHOLD PRODUCTS 2.0%
  Energizer Holdings, Inc.*+                             3,190          272,203
  Church & Dwight Co., Inc.+                             2,872          144,605
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                416,808
                                                                 --------------

  BEVERAGES 1.1%
  Hansen Natural Corp.*                                  5,713          216,408
                                                                 --------------

TOTAL BEVERAGES                                                         216,408
                                                                 --------------

TOTAL CONSUMER STAPLES                                                  633,216
                                                                 --------------

MATERIALS 2.3%
  METALS & MINING 2.3%
  Steel Dynamics, Inc.+                                  5,781          249,739
  Commercial Metals Co.+                                 7,123          223,306
                                                                 --------------

TOTAL METALS & MINING                                                   473,045
                                                                 --------------

TOTAL MATERIALS                                                         473,045
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
UTILITIES 0.5%
  GAS UTILITIES 0.5%
  Equitable Resources, Inc.+                             2,302   $      111,233
                                                                 --------------

TOTAL GAS UTILITIES                                                     111,233
                                                                 --------------

TOTAL UTILITIES                                                         111,233
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $17,768,371)                                                 20,216,609
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc at
  5.06% due 04/02/07                                   130,576          130,576
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $130,576)                                                       130,576
                                                                 --------------

SECURITIES LENDING COLLATERAL 26.1%
Investment in Securities Lending Short Term
  Investment portfolio held by U.S. Bank             5,344,088        5,344,088
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,344,088)                                                     5,344,088
                                                                 --------------

TOTAL INVESTMENTS 125.3%
  (Cost $23,243,035)                                             $   25,691,273
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (25.3)%                  $   (5,185,726)
                                                                 --------------
NET ASSETS - 100.0%                                              $   20,505,547

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

HEALTH CARE 23.2%
  HEALTH CARE EQUIPMENT & SUPPLIES 9.5%
  Hospira, Inc.*                                          5,048   $     206,463
  Zimmer Holdings, Inc.*+                                 1,918         163,817
  Stryker Corp.+                                          1,994         131,544
  Waters Corp.*                                           1,932         112,056
  Varian Medical Systems, Inc.*+                          2,313         110,307
  Biomet, Inc.                                            2,563         108,902
  St. Jude Medical, Inc.*+                                2,551          95,943
  Medtronic, Inc.+                                        1,664          81,636
  Boston Scientific Corp.*                                4,795          69,719
  Becton, Dickinson & Co.                                   839          64,511
  C.R. Bard, Inc. +                                         810          64,403
  Baxter International, Inc.                              1,060          55,830
  Millipore Corp.*+                                         632          45,801
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,310,932
                                                                  -------------

  HEALTH CARE PROVIDERS & SERVICES 7.2%
  Express Scripts, Inc.*+                                 2,164         174,678
  Coventry Health Care, Inc.*                             3,033         170,000
  UnitedHealth Group, Inc.                                2,501         132,478
  Cardinal Health, Inc.                                   1,459         106,434
  Patterson Cos., Inc.*+                                  2,950         104,695
  Quest Diagnostics, Inc.                                 2,091         104,278
  IMS Health, Inc.                                        3,123          92,628
  Humana, Inc.*                                           1,029          59,703
  Laboratory Corporation of
     America Holdings*                                      691          50,187
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  995,081
                                                                  -------------

  PHARMACEUTICALS 3.7%
  Forest Laboratories, Inc.*+                             3,115         160,236
  Barr Pharmaceuticals, Inc.*                             1,895          87,833
  Mylan Laboratories, Inc.+                               4,022          85,025
  Johnson & Johnson, Inc.+                                1,158          69,781
  Wyeth                                                   1,223          61,187
  Allergan, Inc. +                                          400          44,328
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   508,390

                                                                  -------------

  BIOTECHNOLOGY 2.8%
  Gilead Sciences, Inc.*+                                 2,222         169,983

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Amgen, Inc.*                                            1,368   $      76,444
  Celgene Corp.*+                                         1,112          58,335
  Genzyme Corp.*+                                           880          52,818
  Applera Corp. - Applied
     Biosystems Group                                     1,080          31,936
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     389,516
                                                                  -------------

TOTAL HEALTH CARE                                                     3,203,919
                                                                  -------------

CONSUMER DISCRETIONARY 20.9%

  SPECIALTY RETAIL 7.5%
  AutoZone, Inc.*                                         1,053         134,931
  Bed Bath & Beyond, Inc.* +                              3,283         131,878
  RadioShack Corp.+                                       4,743         128,203
  Abercrombie & Fitch Co. --
     Class A                                              1,550         117,304
  Lowe's Cos., Inc.+                                      3,395         106,909
  TJX Cos., Inc.+                                         3,931         105,980
  Best Buy Co., Inc.                                      2,100         102,312
  Home Depot, Inc.+                                       2,282          83,841
  Tiffany & Co.                                           1,526          69,402
  Staples, Inc.                                           2,332          60,259
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                1,041,019
                                                                  -------------

  TEXTILES & APPAREL 2.9%
  Coach, Inc.*+                                           3,853         192,843
  Nike, Inc. -- Class B                                     752          79,907
  Liz Claiborne, Inc.+                                    1,635          70,060
  Polo Ralph Lauren Corp.                                   670          59,060
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                401,870
                                                                  -------------

  HOTELS, RESTAURANTS & LEISURE 2.7%
  International Game
     Technology, Inc.                                     2,812         113,549
  Starbucks Corp.*+                                       3,212         100,728
  Darden Restaurants, Inc.+                               2,201          90,659
  Yum! Brands, Inc.+                                      1,273          73,529
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     378,465
                                                                  -------------

  HOUSEHOLD DURABLES 2.0%
  D.R. Horton, Inc.+                                      5,145         113,190
  Harman International
     Industries, Inc.+                                      940          90,315

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Black & Decker Corp.                                      927   $      75,662
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                279,167
                                                                  -------------

  COMMERCIAL SERVICES & SUPPLIES 2.0%
  Apollo Group, Inc. -- Class A*+                         3,712         162,957
  H&R Block, Inc.                                         5,121         107,746
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    270,703
                                                                  -------------

  INTERNET & CATALOG RETAIL 1.2%
  Amazon.com, Inc.* +                                     4,323         172,012
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                         172,012
                                                                  -------------

  MEDIA 1.0%
  Omnicom Group, Inc.+                                      753          77,092
  McGraw-Hill Cos., Inc.+                                   890          55,963
                                                                  -------------

TOTAL MEDIA                                                             133,055
                                                                  -------------

  MULTILINE RETAIL 0.8%
  Kohl's Corp.*+                                          1,428         109,399
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  109,399
                                                                  -------------

  AUTOMOBILES 0.8%
  Harley-Davidson, Inc.+                                  1,799         105,691
                                                                  -------------

TOTAL AUTOMOBILES                                                       105,691
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          2,891,381
                                                                  -------------

INFORMATION TECHNOLOGY 18.2%

  IT CONSULTING & SERVICES 4.8%
  Cognizant Technology
    Solutions Corp. -- Class A*+                          1,930         170,361
  First Data Corp.                                        4,600         123,740
  Fiserv, Inc.*                                           2,037         108,084
  Affiliated Computer Services,
    Inc. -- Class A*+                                     1,749         102,981
  Paychex, Inc.                                           1,800          68,166
  Automatic Data Processing,
    Inc.                                                  1,030          49,852

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Fidelity National Information
    Services, Inc.                                          885   $      40,232
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          663,416
                                                                  -------------

  SOFTWARE 4.5%
  Intuit, Inc.*                                           4,656         127,388
  Electronic Arts, Inc.*+                                 2,151         108,324
  Citrix Systems, Inc.*+                                  2,645          84,719
  Adobe Systems, Inc.*                                    2,016          84,067
  Oracle Corp.*                                           4,429          80,298
  Symantec Corp.*+                                        4,255          73,612
  Autodesk, Inc.*                                         1,670          62,792
                                                                  -------------

TOTAL SOFTWARE                                                          621,200
                                                                  -------------

  COMPUTERS & PERIPHERALS 3.2%
  Dell, Inc.*                                             4,044          93,861
  Lexmark International, Inc.*                            1,270          74,244
  SanDisk Corp.*                                          1,625          71,175
  QLogic Corp.*+                                          4,127          70,159
  International Business
    Machines Corp.                                          727          68,527
  Network Appliance, Inc.*                                1,621          59,199
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           437,165
                                                                  -------------

  INTERNET SOFTWARE & SERVICES 3.1%
  Google, Inc. -- Class A*                                  362         165,854
  eBay, Inc.*+                                            4,417         146,424
  Yahoo!, Inc.*+                                          3,735         116,868
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                      429,146
                                                                  -------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.3%
  Nvidia Corp.*                                           2,850          82,023
  National Semiconductor Corp.+                           2,898          69,958
  KLA-Tencor Corp.+                                         670          35,724
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           187,705
                                                                  -------------

  COMMUNICATIONS EQUIPMENT 1.0%
  Qualcomm, Inc.                                          1,709          72,906

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Cisco Systems, Inc.*                                    2,581   $      65,893
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          138,799
                                                                  -------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Jabil Circuit, Inc.                                     1,870          40,037
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 40,037
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          2,517,468
                                                                  -------------

CONSUMER STAPLES 9.8%
  FOOD PRODUCTS 2.5%
  Kellogg Co.+                                            1,527          78,534
  Hershey Co.+                                            1,290          70,511
  WM Wrigley Jr Co.+                                      1,366          69,639
  Campbell Soup Co.+                                      1,779          69,292
  McCormick & Co., Inc.                                   1,549          59,667
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     347,643
                                                                  -------------

  BEVERAGES 2.4%
  Pepsi Bottling Group, Inc.                              3,550         113,209
  Anheuser-Busch Cos., Inc. +                             1,909          96,328
  PepsiCo, Inc.                                           1,053          66,929
  Brown-Forman Corp. -- Class B+                            870          57,037
                                                                  -------------

TOTAL BEVERAGES                                                         333,503
                                                                  -------------

  FOOD & DRUG RETAILING 1.9%
  Sysco Corp.+                                            2,584          87,417
  Walgreen Co.+                                           1,838          84,346
  Wal-Mart Stores, Inc.                                   1,727          81,082
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             252,845
                                                                  -------------

  HOUSEHOLD PRODUCTS 1.7%
  Colgate-Palmolive Co.                                   1,235          82,486
  Clorox Co.                                              1,286          81,905
  Procter & Gamble Co.                                    1,167          73,708
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                238,099
                                                                  -------------

  PERSONAL PRODUCTS 1.3%
  Avon Products, Inc.                                     2,715         101,161

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Estee Lauder Cos., Inc. --
    Class A                                               1,620   $      79,137
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                 180,298
                                                                  -------------

TOTAL CONSUMER STAPLES                                                1,352,388
                                                                  -------------

ENERGY 9.1%

  OIL & GAS 6.7%
  XTO Energy, Inc.                                        3,464         189,862
  Apache Corp.                                            1,953         138,077
  Devon Energy Corp.+                                     1,786         123,627
  EOG Resources, Inc.                                     1,677         119,637
  Murphy Oil Corp.                                        2,000         106,800
  Chesapeake Energy Corp.+                                3,231          99,773
  Anadarko Petroleum Corp.                                2,018          86,734
  Exxon Mobil Corp.                                         910          68,659
                                                                  -------------

TOTAL OIL & GAS                                                         933,169
                                                                  -------------

  ENERGY EQUIPMENT & SERVICES 2.4%
  Smith International, Inc.                               1,690          81,204
  BJ Services Co. +                                       2,646          73,823
  Nabors Industries Ltd.*+                                2,474          73,404
  National-Oilwell Varco, Inc.*+                            820          63,788
  Noble Corp.                                               470          36,980
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       329,199
                                                                  -------------

TOTAL ENERGY                                                          1,262,368
                                                                  -------------

FINANCIALS 7.7%

  INSURANCE 2.1%
  Progressive Corp.+                                      5,880         128,301
  Ambac Financial Group, Inc. +                           1,130          97,621
  American International Group,
    Inc.                                                    990          66,548
                                                                  -------------

TOTAL INSURANCE                                                         292,470
                                                                  -------------

  CONSUMER FINANCE 1.7%
  Capital One Financial Corp.+                            1,305          98,475
  SLM Corp.                                               1,990          81,391
  American Express Co.                                      952          53,693
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  233,559
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  DIVERSIFIED FINANCIALS 1.7%
  Chicago Mercantile Exchange
    Holdings, Inc.+                                         220   $     117,141
  Moody's Corp.+                                          1,840         114,191
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            231,332
                                                                  -------------

  THRIFTS & MORTGAGE FINANCE 0.8%
  Countrywide Financial Corp.+                            3,533         118,850
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        118,850
                                                                  -------------

  CAPITAL MARKETS 0.8%
  Federated Investors, Inc. --
    Class B                                               2,921         107,259
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   107,259
                                                                  -------------

  BANKS 0.6%
  Commerce Bancorp, Inc.+                                 2,363          78,877
                                                                  -------------

TOTAL BANKS                                                              78,877
                                                                  -------------

TOTAL FINANCIALS                                                      1,062,347
                                                                  -------------

INDUSTRIALS 5.7%

  AEROSPACE & DEFENSE 2.5%
  L-3 Communications Holdings,
    Inc.                                                  1,210         105,839
  Rockwell Collins, Inc.+                                 1,470          98,387
  General Dynamics Corp.                                  1,146          87,554
  United Technologies Corp.                                 970          63,050
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               354,830
                                                                  -------------

  MACHINERY 1.1%
  Danaher Corp.+                                          1,108          79,166
  ITT Industries, Inc.+                                   1,230          74,194
                                                                  -------------

TOTAL MACHINERY                                                         153,360
                                                                  -------------

  COMMERCIAL SERVICES & SUPPLIES 0.8%
  Pitney Bowes, Inc.                                      1,390          63,092
  Cintas Corp.                                            1,322          47,724
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    110,816
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  BUILDING PRODUCTS 0.7%
  American Standard Cos., Inc.                            1,770   $      93,846
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                  93,846
                                                                  -------------

  AIR FREIGHT & COURIERS 0.6%
  CH Robinson Worldwide, Inc.+                            1,660          79,265
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                             79,265
                                                                  -------------

TOTAL INDUSTRIALS                                                       792,117
                                                                  -------------

MATERIALS 4.1%

  CHEMICALS 1.9%
  Sigma-Aldrich Corp.                                     1,950          80,964
  Ecolab, Inc.+                                           1,876          80,668
  International Flavors &
    Fragrances, Inc.                                      1,190          56,192
  Praxair, Inc.                                             810          50,997
                                                                  -------------

TOTAL CHEMICALS                                                         268,821
                                                                  -------------

  METALS & MINING 1.1%
  Nucor Corp.+                                            1,410          91,834
  Newmont Mining Corp.+                                   1,380          57,946
                                                                  -------------

TOTAL METALS & MINING                                                   149,780
                                                                  -------------

  CONTAINERS & PACKAGING 1.1%
  Ball Corp.                                              1,960          89,866
  Pactiv Corp.*                                           1,770          59,720
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            149,586
                                                                  -------------

TOTAL MATERIALS                                                         568,187
                                                                  -------------

UTILITIES 0.8%
  GAS UTILITIES 0.4%
  Questar Corp.                                             680          60,663
                                                                  -------------

TOTAL GAS UTILITIES                                                      60,663
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  MULTI-UTILITIES 0.4%
  AES Corp.*                                              2,500   $      53,800
                                                                  -------------

TOTAL MULTI-UTILITIES                                                    53,800
                                                                  -------------

TOTAL UTILITIES                                                         114,463
                                                                  -------------

TOTAL COMMON STOCKS
  (Cost $11,893,735)                                                 13,764,638
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
  Obligations

Lehman Brothers, Inc at
  5.06% due  04/02/07                                    94,821          94,821
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $94,821)                                                         94,821
                                                                  -------------

SECURITIES LENDING COLLATERAL 19.8%
Investment in Securities Lending Short
  Term
  Investment Portfolio held by
    U.S. Bank                                         2,736,233       2,736,233
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,736,233)                                                     2,736,233
                                                                  -------------

TOTAL INVESTMENTS 120.0%
  (Cost $14,724,789)                                              $  16,595,692
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (20.0)%                                                $  (2,762,395)
                                                                  -------------

NET ASSETS - 100.0%                                               $  13,833,297

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC STRENGTHENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                            FACE         MARKET
                                                          AMOUNT          VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 11.7%
Fannie Mae*
   5.12% due 4/26/07                                   $ 200,000   $    199,317
                                                                   ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $199,317)                                                      199,317
                                                                   ------------

REPURCHASE AGREEMENTS 90.2%
Collateralized by U.S. Treasury Obligations

UBS, Inc. at
   5.09% due 04/02/07                                    278,227        278,227
Credit Suisse at
   5.09% due 04/02/07+                                   522,374        522,374
Lehman Brothers, Inc. at
   5.06% due 04/02/07                                    180,514        180,514
Mizuho, Inc. at
   5.09% due 04/02/07                                    278,228        278,228
Morgan Stanley, Inc. at
   5.05% due 04/02/07                                    278,228        278,228
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,537,571)                                                  1,537,571
                                                                   ------------

TOTAL INVESTMENTS 101.9%
   (Cost $1,736,888)                                               $  1,736,888
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%                     $    (33,167)
                                                                   ------------

NET ASSETS - 100.0%                                                $  1,703,721
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                           UNITS           LOSS
-------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT
May 2007 U.S. Dollar Index Swap, Maturing 05/24/07**
  (Notional Market Value $3,438,037)                      41,580   $    (38,829)
                                                                   ------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on U.S. Dollar Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at March, 30, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC WEAKENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 12.1%
Federal Home Loan Bank*
  5.01% due 04/03/07                               $ 1,000,000   $      999,861
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $999,861)                                                       999,861
                                                                 --------------

REPURCHASE AGREEMENTS 84.4%
Collateralized by U.S. Treasury Obligations

UBS, Inc. at
   5.09% due 04/02/07                                1,231,494        1,231,494
Credit Suisse at
   5.09% due 04/02/07+                               2,463,550        2,463,550
Lehman Brothers, Inc. at
   5.06% due 04/02/07                                  798,993          798,993
Mizuho, Inc. at
   5.09% due 04/02/07                                1,231,494        1,231,494
Morgan Stanley, Inc. at
   5.05% due 04/02/07                                1,231,494        1,231,494
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $6,957,025)                                                   6,957,025
                                                                 --------------
TOTAL INVESTMENTS 96.5%
  (Cost $7,956,886)                                              $    7,956,886
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 3.5%                                             $      290,067
                                                                 --------------
NET ASSETS - 100.0%                                              $    8,246,953
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                         UNITS             GAIN
-------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT SOLD SHORT
May 2007 U.S. Dollar Index
Swap, Maturing 05/24/07**
  (Notional Market Value
  $16,407,974)                                         198,439   $      224,077
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on U.S. Dollar Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at March, 30, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 95.9%

FINANCIALS 19.7%
  BANKS 4.4%
  Wachovia Corp.                                         1,050   $       57,802
  Regions Financial Corp.                                  860           30,418
  PNC Financial Services Group, Inc.                       420           30,227
  KeyCorp                                                  800           29,976
  National City Corp.                                      790           29,427
  Wells Fargo & Co.                                        730           25,134
  TD Banknorth, Inc.                                       750           24,120
  Sterling Financial Corp.                                 770           24,016
  Southwest Bancorp, Inc.                                  880           22,607
  MainSource Financial Group, Inc.                       1,320           22,414
  Taylor Capital Group, Inc.                               630           22,050
  South Financial Group, Inc.                              890           22,001
  Ameris Bancorp                                           890           21,787
  Whitney Holding Corp.                                    710           21,712
  IBERIABANK Corp.                                         390           21,707
  Irwin Financial Corp.                                  1,140           21,250
  First Regional Bancorp*                                  670           19,899
  First Citizens BancShares, Inc. -- Class A                90           18,090
  First Community Bancorp                                  300           16,962
  Royal Bancshares of Pennsylvania, Inc. --
     Class A                                               230            5,463
  Banner Corp.                                             130            5,402
  U.S. Bancorp                                             110            3,847
  Intervest Bancshares Corp.*                              130            3,731
                                                                 --------------

TOTAL BANKS                                                             500,042
                                                                 --------------

  REAL ESTATE 4.4%
  ProLogis                                                 550           35,711
  Host Hotels & Resorts, Inc.                            1,310           34,466
  Boston Properties, Inc.                                  280           32,872
  Simon Property Group, Inc.                               270           30,037
  LaSalle Hotel Properties                                 590           27,352
  Annaly Mortgage Management, Inc.                       1,740           26,935
  Hospitality Properties Trust                             570           26,676
  American Home Mortgage Investment Corp.                  960           25,910
  Liberty Property Trust                                   500           24,360
  Newcastle Investment Corp.                               860           23,848
  Ashford Hospitality Trust, Inc.                        1,880           22,447

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Colonial Properties Trust                                490   $       22,378
  Arbor Realty Trust, Inc.                                 730           22,221
  Gramercy Capital Corp.                                   720           22,090
  Deerfield Triarc Capital Corp.                         1,450           21,736
  Cousins Properties, Inc.                                 660           21,688
  Capital Trust, Inc. -- Class A                           470           21,418
  Anthracite Capital, Inc.                               1,390           16,680
  Spirit Finance Corp.                                     940           14,006
  NorthStar Realty Finance Corp.                           550            8,366
  Jones Lang LaSalle, Inc.                                  60            6,257
  DiamondRock Hospitality Co.                              180            3,420
  Regency Centers Corp.                                     20            1,668
                                                                 --------------

TOTAL REAL ESTATE                                                       492,542
                                                                 --------------

  INSURANCE 3.7%
  Travelers Cos., Inc.                                     660           34,168
  American International Group, Inc.                       470           31,594
  MetLife, Inc.                                            500           31,575
  Lincoln National Corp.                                   410           27,794
  Genworth Financial, Inc. -- Class A                      770           26,904
  Protective Life Corp.                                    550           24,222
  Transatlantic Holdings, Inc.                             360           23,443
  Odyssey Re Holdings Corp.                                590           23,193
  Alleghany Corp.*                                          61           22,864
  CNA Financial Corp.*                                     530           22,838
  NYMAGIC, Inc.                                            540           22,059
  American Financial Group, Inc.                           600           20,424
  Chubb Corp.                                              390           20,151
  Argonaut Group, Inc.*                                    600           19,416
  Reinsurance Group of America, Inc.                       330           19,048
  CNA Surety Corp.*                                        900           18,990
  Meadowbrook Insurance Group, Inc.*                     1,570           17,254
  Allstate Corp.                                            50            3,003
  American Physicians Capital, Inc.*                        50            2,004
                                                                 --------------

TOTAL INSURANCE                                                         410,944
                                                                 --------------

  DIVERSIFIED FINANCIALS 2.5%
  Bank of America Corp.                                  2,030          103,571
  J.P. Morgan Chase & Co.                                1,660           80,311
  Citigroup, Inc.                                        1,330           68,282
  Nasdaq Stock Market, Inc.*                               830           24,410

--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  NYSE Group, Inc.*                                         10   $          937
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                            277,511
                                                                 --------------

  CAPITAL MARKETS 2.4%
  Merrill Lynch & Co., Inc.                                530           43,285
  Ameriprise Financial, Inc.                               550           31,427
  E*Trade Financial Corp.*                               1,320           28,011
  American Capital Strategies, Ltd.                        630           27,915
  Janus Capital Group, Inc.                              1,220           25,510
  Capital Southwest Corp.                                  154           23,665
  ACA Capital Holdings, Inc.*                            1,530           21,451
  Investment Technology Group, Inc.*                       500           19,600
  Blackrock, Inc.                                          120           18,757
  MCG Capital Corp.                                        860           16,134
  Morgan Stanley                                           140           11,026
  Goldman Sachs Group, Inc.                                 30            6,199
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   272,980
                                                                 --------------

  THRIFTS & MORTGAGE FINANCE 1.7%
  Countrywide Financial Corp.                              790           26,575
  Radian Group, Inc.                                       450           24,696
  Ocwen Financial Corp.*                                 1,880           24,196
  FirstFed Financial Corp.*                                410           23,300
  PMI Group, Inc.                                          480           21,706
  Downey Financial Corp.                                   310           20,007
  Bankunited Financial Corp. -- Class A                    860           18,241
  Triad Guaranty, Inc.*                                    360           14,908
  Fremont General Corp.                                  1,730           11,989
  Federal Agricultural Mortgage Corp.                       90            2,448
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        188,066
                                                                 --------------

  CONSUMER FINANCE 0.6%
  Capital One Financial Corp.                              420           31,693
  AmeriCredit Corp.*                                       910           20,803
  CompuCredit Corp.*                                       610           19,044
  American Express Co.                                      30            1,692
                                                                 --------------

TOTAL CONSUMER FINANCE                                                   73,232
                                                                 --------------

TOTAL FINANCIALS                                                      2,215,317
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 15.2%
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.0%
  Applied Materials, Inc.                                1,640   $       30,045
  Lam Research Corp.*                                      590           27,931
  Zoran Corp.*                                           1,460           24,849
  Novellus Systems, Inc.*                                  770           24,655
  MKS Instruments, Inc.*                                   960           24,499
  Teradyne, Inc.*                                        1,460           24,148
  Advanced Energy Industries, Inc.*                      1,110           23,354
  Intevac, Inc.*                                           850           22,415
  International Rectifier Corp.*                           560           21,398
  Cymer, Inc.*                                             480           19,944
  Intel Corp.                                            1,030           19,704
  LSI Logic Corp.*                                       1,690           17,644
  Actel Corp.*                                           1,060           17,511
  Intersil Corp. -- Class A                                500           13,245
  Nvidia Corp.*                                            340            9,785
  Silicon Storage Technology, Inc.*                      1,640            8,085
  OmniVision Technologies, Inc.*                           490            6,350
  Brooks Automation, Inc.*                                 170            2,916
  Amkor Technology, Inc.*                                  110            1,373
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           339,851
                                                                 --------------

  SOFTWARE 2.9%
  Microsoft Corp.                                        2,350           65,495
  Oracle Corp.*                                          2,280           41,336
  Symantec Corp.*                                        1,610           27,853
  Sybase, Inc.*                                          1,100           27,808
  Cadence Design Systems, Inc.*                          1,290           27,167
  Macrovision Corp.*                                     1,030           25,802
  EPIQ Systems, Inc.*                                    1,180           24,048
  Altiris, Inc.*                                           710           23,366
  Compuware Corp.*                                       2,130           20,214
  eSpeed, Inc. -- Class A*                               1,890           17,955
  Sonic Solutions, Inc.*                                 1,190           16,779
  TIBCO Software, Inc.*                                    460            3,919
  Synopsys, Inc.*                                          130            3,410
  Hyperion Solutions Corp.*                                 60            3,110
  Advent Software, Inc.*                                    30            1,046
                                                                 --------------

TOTAL SOFTWARE                                                          329,308
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  COMMUNICATIONS EQUIPMENT 2.4%
  Cisco Systems, Inc.*                                   1,500   $       38,295
  Corning, Inc.*                                         1,550           35,247
  Harris Corp.                                             560           28,532
  Arris Group, Inc.*                                     1,870           26,329
  Loral Space & Communications, Inc.*                      480           24,422
  Interdigital Communications Corp.*                       770           24,386
  Motorola, Inc.                                         1,320           23,324
  Avaya, Inc.*                                           1,770           20,904
  EMS Technologies, Inc.*                                  940           18,114
  Utstarcom, Inc.*                                       2,010           16,663
  Tellabs, Inc.*                                           900            8,910
  Qualcomm, Inc.                                            60            2,560
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                          267,686
                                                                 --------------

  COMPUTERS & PERIPHERALS 2.2%
  International Business Machines Corp.                    770           72,580
  Hewlett-Packard Co.                                    1,510           60,612
  Apple Computer, Inc.*                                    540           50,172
  Brocade Communications Systems, Inc.*                  2,720           25,894
  Western Digital Corp.*                                 1,340           22,525
  Lexmark International, Inc.*                             180           10,523
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           242,306
                                                                 --------------

  IT CONSULTING & SERVICES 1.9%
  First Data Corp.                                       1,120           30,128
  Alliance Data Systems Corp.*                             430           26,497
  Sabre Holdings Corp.                                     770           25,217
  Convergys Corp.*                                         950           24,139
  Mantech International Corp. -- Class A*                  670           22,385
  Infocrossing, Inc.*                                    1,390           20,669
  Acxiom Corp.                                             930           19,893
  MPS Group, Inc.*                                       1,390           19,669
  Forrester Research, Inc.*                                590           16,732
  Ciber, Inc.*                                           1,010            7,949
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                          213,278
                                                                 --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
  Paxar Corp.*                                           1,020           29,274
  Avnet, Inc.*                                             700           25,298
  Vishay Intertechnology, Inc.*                          1,660           23,207

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  AVX Corp.                                              1,450   $       22,040
  Insight Enterprises, Inc.*                             1,090           19,598
  Rofin-Sinar Technologies, Inc.*                          320           18,938
  TTM Technologies, Inc.*                                  360            3,434
  Agilsys, Inc.                                            130            2,921
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                144,710
                                                                 --------------

  INTERNET SOFTWARE & SERVICES 1.2%
  VeriSign, Inc.*                                        1,080           27,129
  Interwoven, Inc.*                                      1,490           25,181
  RealNetworks, Inc.*                                    3,040           23,864
  Vignette Corp.*                                        1,280           23,770
  Google, Inc. -- Class A*                                  30           13,745
  The Knot, Inc.*                                          560           12,057
  eBay, Inc.*                                              140            4,641
  Digital River, Inc.*                                      30            1,657
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                      132,044
                                                                 --------------

  OFFICE ELECTRONICS 0.3%
  Xerox Corp.*                                           2,120           35,807
                                                                 --------------

TOTAL OFFICE ELECTRONICS                                                 35,807
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          1,704,990
                                                                 --------------

CONSUMER DISCRETIONARY 13.7%
  MEDIA 3.2%
  Time Warner, Inc.                                      2,470           48,709
  Walt Disney Co.                                        1,340           46,136
  Liberty Media Corp. - Capital*                           320           35,389
  Gannett Co., Inc.                                        570           32,085
  CBS Corp.                                                930           28,449
  DIRECTV Group, Inc.*                                   1,200           27,684
  Comcast Corp. -- Class A*                                900           23,355
  Tribune Co.                                              680           21,835
  Meredith Corp.                                           360           20,660
  Hearst-Argyle Television, Inc.                           730           19,849
  McClatchy Co. -- Class A                                 610           19,282
  Media General, Inc.                                      390           14,882
  Omnicom Group, Inc.                                      120           12,286
  News Corp. -- Class A                                    410            9,479
                                                                 --------------

TOTAL MEDIA                                                             360,080
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  SPECIALTY RETAIL 2.9%
  GameStop Corp. -- Class A*                               900   $       29,313
  Jo-Ann Stores, Inc.*                                   1,020           27,795
  Payless Shoesource, Inc.*                                790           26,228
  OfficeMax, Inc.                                          480           25,315
  Sherwin-Williams Co.                                     380           25,095
  West Marine, Inc.*                                     1,300           23,673
  Staples, Inc.                                            910           23,514
  Regis Corp.                                              580           23,415
  CSK Auto Corp.*                                        1,360           23,392
  Asbury Automotive Group, Inc.                            770           21,752
  Books-A-Million, Inc.                                  1,430           20,363
  Dress Barn, Inc.*                                        850           17,689
  Group 1 Automotive, Inc.                                 390           15,510
  United Auto Group, Inc.                                  570           11,571
  Home Depot, Inc.                                         200            7,348
  Charming Shoppes, Inc.*                                   90            1,166
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                  323,139
                                                                 --------------

  HOTELS, RESTAURANTS & LEISURE 2.2%
  McDonald's Corp.                                         920           41,446
  Hilton Hotels Corp.                                      960           34,522
  Starwood Hotels & Resorts Worldwide, Inc.                520           33,722
  Bob Evans Farms, Inc.                                    680           25,126
  Triarc Cos., Inc. -- Class B                           1,370           23,550
  Wyndham Worldwide Corp.*                                 680           23,222
  O'Charleys, Inc.*                                      1,120           21,605
  Luby's, Inc.*                                          2,200           21,494
  AFC Enterprises*                                         920           18,446
  CKE Restaurants, Inc.                                     50              943
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     244,076
                                                                 --------------

  HOUSEHOLD DURABLES 1.3%
  Mohawk Industries, Inc.*                                 290           23,794
  Stanley Works                                            420           23,251
  Avatar Holdings, Inc.*                                   320           22,861
  KB HOME                                                  510           21,762
  NVR, Inc.*                                                30           19,950
  American Greetings Corp. -- Class A                      790           18,336
  Jarden Corp.*                                            320           12,256
  Lennar Corp. -- Class A                                  170            7,176
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                149,386
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  MULTILINE RETAIL 1.2%
  Big Lots, Inc.*                                        1,020   $       31,906
  Federated Department Stores, Inc.                        660           29,733
  Kohl's Corp.*                                            340           26,047
  Sears Holdings Corp.*                                    130           23,421
  Dillard's, Inc. -- Class A                               550           18,001
  Nordstrom, Inc.                                          120            6,359
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  135,467
                                                                 --------------

  INTERNET & CATALOG RETAIL 0.7%
  Liberty Media Corp - Interactive*                      1,530           36,444
  IAC/InterActiveCorp*                                     690           26,020
  FTD Group, Inc.                                          900           14,877
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                          77,341
                                                                 --------------

  TEXTILES & APPAREL 0.7%
  Polo Ralph Lauren Corp.                                  300           26,445
  Movado Group, Inc.                                       770           22,677
  Steven Madden, Ltd.                                      760           22,192
  VF Corp.                                                  60            4,957
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                 76,271
                                                                 --------------

  AUTO COMPONENTS 0.4%
  Johnson Controls, Inc.                                   290           27,440
  Autoliv, Inc.                                            430           24,557
                                                                 --------------

TOTAL AUTO COMPONENTS                                                    51,997
                                                                 --------------

  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Mattel, Inc.                                           1,120           30,879
  RC2 Corp.*                                               360           14,540
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       45,419
                                                                 --------------

  DISTRIBUTORS 0.3%
  Core-Mark Holding Co., Inc.*                             670           23,905
  Building Material Holding Corp.                          790           14,307
                                                                 --------------

TOTAL DISTRIBUTORS                                                       38,212
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS & SERVICES 0.3%
  Stewart Enterprises, Inc. -- Class A                   1,960   $       15,798
  Service Corporation International                      1,270           15,062
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                   30,860
                                                                 --------------

  AUTOMOBILES 0.1%
  Thor Industries, Inc.                                    320           12,605
                                                                 --------------

TOTAL AUTOMOBILES                                                        12,605
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          1,544,853
                                                                 --------------

INDUSTRIALS 11.8%
  MACHINERY 2.5%
  Eaton Corp.                                              390           32,588
  Cummins, Inc.                                            200           28,944
  Terex Corp.*                                             400           28,704
  Parker Hannifin Corp.                                    320           27,619
  Manitowoc Co., Inc.                                      420           26,683
  Illinois Tool Works, Inc.                                510           26,316
  SPX Corp.                                                360           25,272
  Commercial Vehicle Group, Inc.*                        1,140           23,484
  Gardner Denver, Inc.*                                    600           20,910
  Freightcar America, Inc.                                 410           19,750
  NACCO Industries, Inc. -- Class A                        130           17,863
  Gehl Co.*                                                 60            1,523
                                                                 --------------

TOTAL MACHINERY                                                         279,656
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 2.0%
  RR Donnelley & Sons Co.                                  780           28,540
  M&F Worldwide Corp.*                                     590           28,090
  Manpower, Inc.                                           330           24,344
  ABM Industries, Inc.                                     910           24,015
  COMSYS IT Partners, Inc.*                              1,160           23,084
  Viad Corp.                                               580           22,388
  Steelcase, Inc. -- Class A                             1,080           21,481
  SAIC, Inc.*                                            1,080           18,706
  Amrep Corp. PLC                                          240           18,540
  CBIZ, Inc.*                                            1,070            7,597

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Allied Waste Industries, Inc.*                           320   $        4,029
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    220,814
                                                                 --------------

  AEROSPACE & DEFENSE 1.9%
  Lockheed Martin Corp.                                    320           31,047
  Northrop Grumman Corp.                                   410           30,430
  Raytheon Co.                                             560           29,378
  General Dynamics Corp.                                   370           28,268
  Ceradyne, Inc.*                                          460           25,180
  Armor Holdings, Inc.*                                    360           24,239
  DRS Technologies, Inc.                                   440           22,955
  Goodrich Corp.                                           310           15,959
  United Technologies Corp.                                100            6,500
  Boeing Co.                                                40            3,556
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               217,512
                                                                 --------------

  INDUSTRIAL CONGLOMERATES 1.4%
  General Electric Co.                                   3,050          107,848
  Tredegar Corp.                                         1,050           23,929
  Walter Industries, Inc.                                  900           22,275
  Teleflex, Inc.                                            10              681
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                          154,733
                                                                 --------------

  ROAD & RAIL 1.1%
  CSX Corp.                                                960           38,448
  Union Pacific Corp.                                      310           31,480
  YRC Worldwide, Inc.*                                     550           22,121
  Norfolk Southern Corp.                                   380           19,228
  Swift Transportation Co., Inc.*                          310            9,660
                                                                 --------------

TOTAL ROAD & RAIL                                                       120,937
                                                                 --------------

  AIRLINES 0.7%
  Republic Airways Holdings, Inc.*                       1,130           25,945
  UAL Corp.*                                               650           24,810
  Continental Airlines, Inc. -- Class B*                   550           20,015
  SkyWest, Inc.                                            180            4,829
                                                                 --------------

TOTAL AIRLINES                                                           75,599
                                                                 --------------

  ELECTRICAL EQUIPMENT 0.6%
  Belden CDT, Inc.                                         480           25,723
  EnerSys*                                               1,380           23,708

--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Thomas & Betts Corp.*                                    480   $       23,434
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                               72,865
                                                                 --------------

  BUILDING PRODUCTS 0.6%
  American Woodmark Corp.                                  630           23,159
  PW Eagle, Inc.                                           660           21,806
  Griffon Corp.*                                           870           21,533
  Goodman Global, Inc.*                                    250            4,405
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                  70,903
                                                                 --------------

  CONSTRUCTION & ENGINEERING 0.4%
  URS Corp.*                                               550           23,424
  Integrated Electrical Services, Inc.*                    860           21,268
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                         44,692
                                                                 --------------

  TRADING COMPANIES & DISTRIBUTORS 0.3%
  United Rentals, Inc.*                                    770           21,175
  WESCO International, Inc.*                               240           15,067
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   36,242
                                                                 --------------

  AIR FREIGHT & COURIERS 0.3%
  FedEx Corp.                                              290           31,154
  HUB Group, Inc. -- Class A*                               30              870
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                             32,024
                                                                 --------------

TOTAL INDUSTRIALS                                                     1,325,977
                                                                 --------------

HEALTH CARE 11.1%
  PHARMACEUTICALS 3.4%
  Pfizer, Inc.                                           2,640           66,686
  Johnson & Johnson, Inc.                                  790           47,605
  Schering-Plough Corp.                                  1,420           36,224
  Forest Laboratories, Inc.*                               650           33,436
  King Pharmaceuticals, Inc.*                            1,370           26,948
  Mylan Laboratories, Inc.                               1,250           26,425
  Sciele Pharma, Inc.*                                   1,040           24,627
  Medicines Co.*                                           960           24,077
  Salix Pharmaceuticals Ltd.*                            1,770           22,302
  Bradley Pharmaceuticals, Inc.*                         1,150           22,069
  Viropharma, Inc.*                                      1,470           21,095
  Merck & Co., Inc.                                        290           12,809

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Abbott Laboratories                                      140   $        7,812
  KV Pharmaceutical Co.*                                   150            3,710
  Noven Pharmaceuticals, Inc.*                             140            3,248
  Wyeth                                                     40            2,001
                                                                 --------------

TOTAL PHARMACEUTICALS                                                   381,074
                                                                 --------------

  HEALTH CARE PROVIDERS & SERVICES 3.0%
  UnitedHealth Group, Inc.                                 870           46,084
  WellPoint, Inc.*                                         480           38,928
  Aetna, Inc.                                              660           28,901
  McKesson Corp.                                           490           28,685
  Humana, Inc.*                                            490           28,430
  Apria Healthcare Group, Inc.*                            790           25,478
  Healthspring, Inc.*                                    1,040           24,492
  Magellan Health Services, Inc.*                          580           24,360
  Emdeon Corp.*                                          1,580           23,905
  WellCare Health Plans, Inc.*                             280           23,870
  Res-Care, Inc.*                                        1,250           21,875
  AMERIGROUP Corp.*                                        660           20,064
  Medcath Corp.*                                           120            3,276
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  338,348
                                                                 --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.9%
  Thermo Fisher Scientific, Inc.*                          830           38,802
  Baxter International, Inc.                               660           34,762
  Zimmer Holdings, Inc.*                                   340           29,039
  DENTSPLY International, Inc.                             820           26,855
  Viasys Healthcare, Inc.*                                 770           26,172
  Bio--Rad Laboratories, Inc. -- Class A*                  350           24,444
  Edwards Lifesciences Corp.*                              480           24,336
  Boston Scientific Corp.*                               1,650           23,991
  Palomar Medical Technologies, Inc.*                      600           23,970
  Greatbatch, Inc.*                                        890           22,695
  Aspect Medical Systems, Inc.*                          1,420           22,138
  West Pharmaceutical Services, Inc.                       450           20,894
  Angiodynamics, Inc.*                                     640           10,810

--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Medtronic, Inc.                                           20   $          981
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  329,889
                                                                 --------------

  BIOTECHNOLOGY 1.8%
  Amgen, Inc.*                                             760           42,469
  ImClone Systems, Inc.*                                   790           32,208
  Biogen Idec, Inc.*                                       570           25,297
  Cephalon, Inc.*                                          350           24,924
  Illumina, Inc.*                                          710           20,803
  Martek Biosciences Corp.*                                820           16,908
  Applera Corp. - Celera Genomics Group*                 1,160           16,472
  Celgene Corp.*                                           180            9,443
  Savient Pharmaceuticals, Inc.*                           560            6,731
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                     195,255
                                                                 --------------

TOTAL HEALTH CARE                                                     1,244,566
                                                                 --------------

ENERGY 7.5%
  OIL & GAS 5.7%
  Exxon Mobil Corp.                                      1,950          147,127
  Chevron Corp.                                            970           71,741
  ConocoPhillips                                           890           60,831
  Valero Energy Corp.                                      570           36,759
  Marathon Oil Corp.                                       350           34,591
  Occidental Petroleum Corp.                               600           29,586
  El Paso Corp.                                          2,030           29,374
  Tesoro Corp.                                             290           29,125
  USEC, Inc.*                                            1,670           27,138
  Devon Energy Corp.                                       390           26,996
  Mariner Energy, Inc.*                                  1,400           26,782
  Alpha Natural Resources, Inc.*                         1,600           25,008
  Plains Exploration & Production Co.*                     550           24,827
  Overseas Shipholding Group, Inc.                         380           23,788
  Delek US Holdings, Inc.                                1,070           20,469
  Helix Energy Solutions Group, Inc.*                      500           18,645
                                                                 --------------

TOTAL OIL & GAS                                                         632,787
                                                                 --------------

  ENERGY EQUIPMENT & SERVICES 1.8%
  ENSCO International, Inc.                                460           25,024
  Global Industries Ltd.*                                1,330           24,326
  Lufkin Industries, Inc.                                  430           24,158

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Trico Marine Services, Inc.*                             600   $       22,356
  Tidewater, Inc.                                          380           22,260
  Patterson-UTI Energy, Inc.                               890           19,972
  T-3 Energy Services, Inc. -- Class A*                    820           16,498
  National-Oilwell Varco, Inc.*                            200           15,558
  NATCO Group, Inc.*                                       420           14,330
  Allis-Chalmers Energy, Inc.*                             900           14,175
  Basic Energy Services, Inc.*                             170            3,961
  Hornbeck Offshore Services, Inc.*                         40            1,146
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       203,764
                                                                 --------------

TOTAL ENERGY                                                            836,551
                                                                 --------------

CONSUMER STAPLES 6.4%
  FOOD PRODUCTS 1.5%
  J.M. Smucker Co.                                         480           25,593
  Corn Products International, Inc.                        710           25,269
  General Mills, Inc.                                      430           25,035
  Kraft Foods, Inc.                                        750           23,745
  Imperial Sugar Co., Inc.                                 680           22,800
  Seaboard Corp.                                            10           22,600
  Hain Celestial Group, Inc.*                              670           20,147
  Archer-Daniels-Midland Co.                               160            5,872
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     171,061
                                                                 --------------

  FOOD & DRUG RETAILING 1.3%
  Safeway, Inc.                                          1,020           37,373
  Central European Distribution Corp.*                     920           26,781
  Wal-Mart Stores, Inc.                                    540           25,353
  Village Super Market                                     260           24,827
  Rite Aid Corp.*                                        3,980           22,965
  Kroger Co.                                               300            8,475
  Spartan Stores, Inc.                                     100            2,680
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             148,454
                                                                 --------------

  TOBACCO 1.1%
  Altria Group, Inc.                                       980           86,054
  Loews Corp. - Carolina Group                             380           28,732
  Reynolds American, Inc.                                   60            3,744
                                                                 --------------

TOTAL TOBACCO                                                           118,530
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  BEVERAGES 1.0%
  PepsiCo, Inc.                                            560   $       35,594
  Molson Coors Brewing Co. -- Class B                      290           27,440
  Pepsi Bottling Group, Inc.                               800           25,512
  Coca-Cola Co.                                            270           12,960
  MGP Ingredients, Inc.                                    220            4,481
  Anheuser-Busch Cos., Inc.                                 50            2,523
                                                                 --------------

TOTAL BEVERAGES                                                         108,510
                                                                 --------------

  HOUSEHOLD PRODUCTS 0.9%
  Procter & Gamble Co.                                   1,210           76,424
  Kimberly-Clark Corp.                                     390           26,711
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                103,135
                                                                 --------------

  PERSONAL PRODUCTS 0.6%
  NBTY, Inc.*                                              560           29,702
  Alberto-Culver Co.                                     1,020           23,338
  Prestige Brands Holdings, Inc. -- Class A*             1,480           17,538
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                                  70,578
                                                                 --------------

TOTAL CONSUMER STAPLES                                                  720,268
                                                                 --------------

UTILITIES 4.2%
  MULTI-UTILITIES 1.9%
  Sempra Energy                                            580           35,386
  Mirant Corp.*                                            790           31,963
  Alliant Energy Corp.                                     600           26,892
  CenterPoint Energy, Inc.                               1,480           26,551
  Puget Energy, Inc.                                       980           25,166
  Black Hills Corp.                                        680           25,003
  Energy East Corp.                                      1,010           24,604
  NRG Energy, Inc.*                                        290           20,892
                                                                 --------------

TOTAL MULTI-UTILITIES                                                   216,457
                                                                 --------------

  ELECTRIC UTILITIES 1.8%
  Duke Energy Corp.                                      1,530           31,044
  FirstEnergy Corp.                                        400           26,496
  IDACORP, Inc.                                            750           25,380
  Sierra Pacific Resources*                              1,440           25,027
  Westar Energy, Inc.                                      890           24,493
  Empire District Electric Co.                             980           24,304
  Pinnacle West Capital Corp.                              450           21,713

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  FPL Group, Inc.                                          320   $       19,574
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                                198,031
                                                                 --------------

  GAS UTILITIES 0.5%
  Energen Corp.                                            510           25,954
  Atmos Energy Corp.                                       750           23,460
  Oneok, Inc.                                              280           12,600
                                                                 --------------

TOTAL GAS UTILITIES                                                      62,014
                                                                 --------------

TOTAL UTILITIES                                                         476,502
                                                                 --------------

MATERIALS 3.8%
  CHEMICALS 1.6%
  Sensient Technologies Corp.                            1,000           25,780
  Ashland, Inc.                                            380           24,928
  Albemarle Corp.                                          590           24,391
  Cytec Industries, Inc.                                   410           23,059
  OM Group, Inc.*                                          510           22,787
  Huntsman Corp.                                         1,160           22,144
  Pioneer Cos., Inc.*                                      730           20,177
  PolyOne Corp.*                                         2,590           15,799
  Cabot Corp.                                              110            5,250
                                                                 --------------

TOTAL CHEMICALS                                                         184,315
                                                                 --------------

  METALS & MINING 1.2%
  United States Steel Corp.                                340           33,718
  Nucor Corp.                                              440           28,657
  Steel Dynamics, Inc.                                     640           27,648
  Carpenter Technology Corp.                               200           24,152
  Freeport-McMoRan Copper & Gold, Inc. --  Class B         160           10,590
  Chaparral Steel Co.                                       80            4,654
                                                                 --------------

TOTAL METALS & MINING                                                   129,419
                                                                 --------------

  PAPER & FOREST PRODUCTS 0.5%
  International Paper Co.                                  760           27,664
  Buckeye Technologies, Inc.*                            1,650           21,417
  Mercer International, Inc.*                            1,010           12,080
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                            61,161
                                                                 --------------

  CONTAINERS & PACKAGING 0.5%
  Temple-Inland, Inc.                                      460           27,480
  Rock-Tenn Co. -- Class A                                 740           24,568

--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Pactiv Corp.*                                            100   $        3,374
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                             55,422
                                                                 --------------

  CONSTRUCTION MATERIALS 0.0%
  Eagle Materials, Inc.                                     30            1,339
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                              1,339
                                                                 --------------

TOTAL MATERIALS                                                         431,656
                                                                 --------------

TELECOMMUNICATION SERVICES 2.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
  AT&T, Inc.                                             1,630           64,271
  Verizon Communications, Inc.                           1,610           61,051
  Embarq Corp.                                             530           29,865
  CenturyTel, Inc.                                         520           23,499
  Atlantic Tele-Network, Inc.                              850           22,211
  General Communication, Inc. -- Class A*                1,310           18,340
  Windstream Corp.                                         570            8,373
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            227,610
                                                                 --------------

  WIRELESS TELECOMMUNICATION SERVICES 0.5%
  Sprint Nextel Corp.                                    1,670           31,663
  Syniverse Holdings, Inc.*                              1,950           20,553
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                52,216
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                        279,826
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $10,110,311)                                                 10,780,506
                                                                 --------------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 3.7%
Collateralized by U.S. Treasury Obligations

Mizuho Inc., at
  5.09% due 04/02/07                                $  114,593          114,593
UBS, Inc., at
  5.09% due 04/02/07                                   114,592          114,592

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
Lehman Brothers Inc., at
  5.06% due 04/02/07                                    74,348           74,348
Morgan Stanley, at
  5.05% due 04/02/07                                   114,592          114,592
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $418,125)                                                       418,125
                                                                 --------------

TOTAL INVESTMENTS 99.6%
  (Cost $10,528,436)                                             $   11,198,631
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                     $       46,676
                                                                 --------------
NET ASSETS - 100.0%                                              $   11,245,307
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS           (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 S&P 500 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts
  $429,150.00)                                               6   $       (2,632)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
  $429,150)                                                      $       (2,632)
                                                                 --------------
*     Non-Income Producing Security.

--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 98.7%

MATERIALS 25.1%

CONSTRUCTION MATERIALS 9.0%
  Cemex SA de CV -- SP ADR*+                            49,900   $    1,634,225
  Vulcan Materials Co.+                                 10,500        1,223,040
  Rinker Group Ltd. -- SP ADR                           16,500        1,201,200
  Martin Marietta Materials, Inc.+                       7,300          986,960
  Florida Rock Industries, Inc.                         13,400          901,686
  Texas Industries, Inc.+                                6,500          490,945
  Eagle Materials, Inc.+                                11,000          490,930
  Headwaters, Inc.*+                                    13,900          303,715
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                          7,232,701
                                                                 --------------

CONTAINERS & PACKAGING 8.4%
  Temple-Inland, Inc.+                                  11,900          710,906
  Sealed Air Corp.                                      18,200          575,120
  Ball Corp.                                            12,200          559,370
  Owens-Illinois, Inc.*+                                21,400          551,478
  Pactiv Corp.*+                                        16,300          549,962
  Crown Holdings, Inc.*                                 22,351          546,705
  Sonoco Products Co.                                   13,200          496,056
  Bemis Co.                                             14,400          480,816
  Smurfit-Stone Container Corp.*+                       39,400          443,644
  Packaging Corporation of America                      17,472          426,317
  AptarGroup, Inc.                                       6,100          408,273
  Silgan Holdings, Inc.+                                 7,700          393,547
  Greif, Inc. -- Class A                                 2,873          319,219
  Rock-Tenn Co. -- Class A                               8,800          292,160
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                          6,753,573
                                                                 --------------

METALS & MINING 7.7%
  BHP Billiton Ltd. -- SP ADR +                         14,778          715,994
  Anglo American  PLC -- SP ADR                         25,800          681,636
  Arcelor Mittal+                                       11,600          613,524
  Rio Tinto  PLC -- SP ADR                               2,500          569,525
  Companhia Vale do Rio Doce -- SP ADR+                 15,100          558,549
  POSCO -- SP ADR+                                       4,300          446,985
  Alcoa, Inc.                                           11,800          400,020
  Barrick Gold Corp.                                    12,800          365,440

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Southern Copper Corp.+                                 4,700          336,802
  Nucor Corp.+                                           5,000          325,650
  Alcan, Inc.                                            6,000          313,200
  Newmont Mining Corp.                                   7,200   $      302,328
  Goldcorp, Inc.+                                       12,200          293,044
  Teck Cominco Ltd. - Class B                            2,792          194,324
  Freeport-McMoRan Copper & Gold,
      Inc. -- Class B+                                   1,943          128,607
                                                                 --------------

TOTAL METALS & MINING                                                 6,245,628

                                                                 --------------
TOTAL MATERIALS                                                      20,231,902
                                                                 --------------

UTILITIES 17.8%

MULTI-UTILITIES 11.9%
  Constellation Energy Group, Inc.                      24,000        2,086,800
  AES Corp.*                                            86,700        1,865,784
  Mirant Corp.*+                                        41,400        1,675,044
  NRG Energy, Inc.*+                                    21,500        1,548,860
  Dynegy, Inc. -- Class A*                             109,800        1,016,748
  Huaneng Power International, Inc. - SP ADR+           22,600          785,350
  Ormat Technologies, Inc.+                             14,673          615,679
                                                                 --------------

TOTAL MULTI-UTILITIES                                                 9,594,265
                                                                 --------------

ELECTRIC UTILITIES 3.3%
  TXU Corp.                                             41,500        2,660,150
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                              2,660,150
                                                                 --------------

GAS UTILITIES 2.6%
  Questar Corp.                                          2,400          214,104
  Equitable Resources, Inc.                              4,000          193,280
  Oneok, Inc.                                            3,857          173,565
  Southern Union Co.                                     5,000          151,950
  Energen Corp.                                          2,900          147,581
  National Fuel Gas Co.                                  3,400          147,084
  AGL Resources, Inc.                                    3,400          145,248
  UGI Corp.                                              5,000          133,550
  Atmos Energy Corp. +                                   4,200          131,376
  Nicor, Inc.+                                           2,400          116,208
  Piedmont Natural Gas Co.+                              4,100          108,158
  Southwest Gas Corp.                                    2,600          101,062
  WGL Holdings, Inc.                                     3,100           99,138
  New Jersey Resources Corp.                             1,800           90,090

--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  South Jersey Industries, Inc.                          2,200           83,710
                                                                 --------------

TOTAL GAS UTILITIES                                                   2,036,104
                                                                 --------------

TOTAL UTILITIES                                                      14,290,519
                                                                 --------------

INDUSTRIALS 15.9%

ROAD & RAIL 8.0%
  Burlington Northern Santa Fe Corp.                    10,000          804,300
  Union Pacific Corp.                                    7,522          763,859
  Canadian National Railway Co.                         15,900   $      701,826
  Norfolk Southern Corp.                                13,500          683,100
  CSX Corp.                                             15,500          620,775
  Canadian Pacific Railway Ltd.+                         7,900          445,955
  Hertz Global Holdings, Inc.*                          18,000          426,600
  J.B. Hunt Transport Services, Inc.                    10,900          286,016
  Ryder System, Inc.                                     5,300          261,502
  Laidlaw International, Inc.                            7,300          252,580
  Avis Budget Group, Inc.*                               9,100          248,612
  Kansas City Southern*                                  6,900          245,502
  Landstar System, Inc.                                  5,300          242,952
  Con-way, Inc.                                          4,500          224,280
  YRC Worldwide, Inc.*+                                  5,500          221,210
                                                                 --------------

TOTAL ROAD & RAIL                                                     6,429,069
                                                                 --------------

MARINE 7.9%
  Alexander & Baldwin, Inc.+                            26,402        1,331,717
  Kirby Corp.*+                                         33,517        1,172,425
  Horizon Lines, Inc. -- Class A                        30,000          984,600
  Seaspan Corp.                                         34,632          927,791
  Diana Shipping+                                       50,709          894,507
  DryShips, Inc.+                                       15,000          337,950
  Genco Shipping & Trading Ltd.                          8,881          282,238
  Quintana Maritime Ltd.+                               19,387          266,959
  Eagle Bulk Shipping, Inc.+                             9,812          190,255
                                                                 --------------

TOTAL MARINE                                                          6,388,442
                                                                 --------------

TOTAL INDUSTRIALS                                                    12,817,511
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 14.2%

WIRELESS TELECOMMUNICATION SERVICES 8.8%
  China Mobile Hong Kong Ltd. -- SP ADR+                25,400        1,139,190
  Vodafone Group PLC -- SP ADR+                         36,380          977,167
  America Movil SA de CV -- SP ADR+                     16,400          783,756
  Sprint Nextel Corp.+                                  33,100          627,576

                                                                         MARKET
                                                        SHARES            VALUE
  Mobile Telesystems -- SP ADR                           7,900          442,084
  Alltel Corp.                                           6,900          427,800
  Vimpel--Communications -- SP ADR*                      4,400          417,296
  Rogers Communications, Inc. -- Class B                11,600          380,016
  American Tower Corp. -- Class A*                       8,400   $      327,180
  NII Holdings, Inc. -- Class B*                         4,000          296,720
  SK Telecom Co., Ltd. -- SP ADR                        12,500          292,750
  Philippine Long Distance
     Telephone Co. -- SP ADR                             4,800          253,440
  Turkcell Iletisim Hizmet AS, Inc. -- SP ADR           19,100          253,075
  U.S. Cellular Corp.*                                   3,058          224,610
  Crown Castle International Corp.*+                     6,300          202,419
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                             7,045,079
                                                                 --------------

DIVERSIFIED TELECOMMUNICATION SERVICES 5.4%
  AT&T, Inc.                                            35,707        1,407,927
  Verizon Communications, Inc.                          16,800          637,056
  Telefonica SA -- SP ADR                                9,400          624,160
  Nippon Telegraph & Telephone Co. -- SP ADR+           19,900          525,559
  Telefonos de Mexico SA de CV -- SP ADR+               11,300          377,420
  TELUS Corp.+                                           5,800          290,000

--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------

  Chunghwa Telecom Co. Ltd. -- SP ADR                   13,200          262,944
  Qwest Communications International, Inc.*+            28,500          256,215
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          4,381,281
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                     11,426,360
                                                                 --------------

FINANCIALS 9.2%

REAL ESTATE 9.2%
  Brookfield Asset Management, Inc. -- Class A+         37,795        1,975,167
  Brookfield Properties Corp.+                          34,526        1,391,398
  Forest City Enterprises, Inc. -- Class A+             18,625        1,232,602
  CB Richard Ellis Group, Inc. -- Class A*+             35,911        1,227,438
  The St. Joe Co.+                                      15,300          800,343
  Jones Lang LaSalle, Inc.                               7,428   $      774,592
                                                                 --------------

TOTAL REAL ESTATE                                                     7,401,540
                                                                 --------------

TOTAL FINANCIALS                                                      7,401,540
                                                                 --------------

CONSUMER DISCRETIONARY 8.3%

AUTO COMPONENTS 8.0%
  Johnson Controls, Inc.+                               11,100        1,050,282
  Magna International, Inc. -- Class A+                  9,200          691,012
  Goodyear Tire & Rubber Co.*+                          20,700          645,633
  BorgWarner, Inc.                                       7,300          550,566
  Autoliv, Inc.                                          9,300          531,123
  TRW Automotive Holdings Corp.*                        14,200          494,444
  Lear Corp.*+                                          11,100          405,261
  Gentex Corp.+                                         22,700          368,875
  Delphi Corp.*+                                       113,862          330,200
  American Axle & Manufacturing Holdings, Inc.          11,200          306,320
  Cooper Tire & Rubber Co.                              15,200          278,008
  ArvinMeritor, Inc. +                                  15,000          273,750
  Tenneco, Inc.*+                                       10,600          269,876

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Visteon Corp.*+                                       29,452          251,520
                                                                 --------------

TOTAL AUTO COMPONENTS                                                 6,446,870
                                                                 --------------

DISTRIBUTORS 0.3%
  LKQ Corp.*+                                           12,100          264,506
                                                                 --------------

TOTAL DISTRIBUTORS                                                      264,506
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          6,711,376
                                                                 --------------

CONSUMER STAPLES 8.2%

PERSONAL PRODUCTS 8.2%
  Avon Products, Inc.                                   43,800        1,631,988
  Estee Lauder Cos., Inc. -- Class A                    28,100        1,372,685
  Herbalife Ltd.*                                       20,900          819,071
  NBTY, Inc.*+                                          14,700          779,688
  Bare Escentuals, Inc.*                                18,889          677,548
  Alberto-Culver Co.                                    24,500          560,560
  Chattem, Inc.*+                                        6,700          394,898
  USANA Health Sciences, Inc.*+                          7,300          342,151
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                               6,578,589
                                                                 --------------

TOTAL CONSUMER STAPLES                                                6,578,589
                                                                 --------------

TOTAL COMMON STOCKS
(Cost $73,759,744)                                                   79,457,797
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.3%
Collateralized by U.S. Treasury Obligations
Lehman Brothers Inc. at 5.06% due 04/02/07           1,079,261   $    1,079,261
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
(Proceeds $1,079,261)                                                 1,079,261
                                                                 --------------

SECURITIES LENDING COLLATERAL 22.2%
Investment in Securities Lending Short Term
  Investment Portfolio Held by U.S. Bank            17,829,458       17,829,458

--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $17,829,458)                                                   17,829,458
                                                                 --------------

TOTAL INVESTMENTS 122.2%
(Cost $92,668,463)                                               $   98,366,516
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.2)%                  $  (17,883,353)
                                                                 --------------
NET ASSETS - 100.0%                                              $   80,483,163

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 81.3%
Fannie Mae*
  5.11% due 05/18/07                              $  25,000,000   $  24,836,764
Farmer Mac*
  5.14% due 05/10/07                                 25,000,000      24,864,361
Federal Farm Credit Bank*
  5.08% due 07/26/07                                 35,000,000      34,884,617
  5.16% due 04/25/07                                 25,000,000      24,594,305
Federal Home Loan Bank*
  5.15% due 04/18/07                                 25,000,000      24,942,778
  5.12% due 04/25/07                                 25,000,000      24,918,302
  5.13% due 05/11/07                                 25,000,000      24,861,062
Freddie Mac*
  5.14% due 04/02/07                                 25,000,000      25,000,000
  5.14% due 06/11/07                                 25,000,000      24,750,139
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $233,652,328)                                               233,652,328
                                                                  -------------

REPURCHASE AGREEMENTS 18.7%
Collateralized by U.S. Treasury Obligations

Mizuho, Inc. at
  5.09% due 04/02/07                                 14,701,561      14,701,561
UBS, Inc. at
  5.09% due 04/02/07                                 14,701,561      14,701,561
Lehman Brothers, Inc. at
  5.06% due 04/02/07                                  9,538,377       9,538,377
Morgan Stanley at
  5.05% due 04/02/07                                 14,701,561      14,701,561
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $53,643,060)                                                 53,643,060
                                                                  -------------

TOTAL INVESTMENTS 100.0%
  (Cost $287,295,388)                                             $ 287,295,388
                                                                  -------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                      $     100,389
                                                                  -------------
NET ASSETS - 100.0%                                               $ 287,395,777

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

--------------------------------------------------------------------------------

VARIABLE ANNUITY BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

J.P. Morgan Chase & Co.                                 18,723   $      905,819
Bank of America Corp.                                   16,814          857,850
Wells Fargo & Co.                                       22,865          787,242
Wachovia Corp.                                          13,950          767,947
U.S. Bancorp+                                           16,408          573,788
Fannie Mae+                                              9,502          518,619
PNC Financial Services Group,
  Inc.                                                   6,273          451,468
Freddie Mac+                                             7,521          447,424
National City Corp.                                     11,851          441,450
Washington Mutual, Inc.+                                10,709          432,429
SunTrust Banks, Inc.+                                    4,835          401,498
Regions Financial Corp.+                                10,330          365,372
BB&T Corp. +                                             8,282          339,728
Fifth Third Bancorp+                                     8,699          336,564
Countrywide Financial Corp.+                             9,007          302,995
KeyCorp+                                                 7,683          287,882
M&T Bank Corp.+                                          2,238          259,228
Sovereign Bancorp, Inc.+                                10,098          256,893
Marshall & Ilsley Corp.+                                 5,464          253,038
Synovus Financial Corp.+                                 7,599          245,752
Compass Bancshares, Inc.+                                3,462          238,186
Comerica, Inc.+                                          3,854          227,848
Zions Bancorporation                                     2,681          226,598
UnionBanCal Corp.                                        3,561          225,839
Hudson City Bancorp, Inc.+                              14,967          204,749
TD Banknorth, Inc.                                       6,292          202,351
People's Bank                                            4,188          185,947
Commerce Bancorp, Inc.+                                  5,422          180,986
New York Community Bancorp,
  Inc.+                                                  9,993          175,777
First Horizon National Corp.+                            4,089          169,816
Huntington Bancshares, Inc.                              7,334          160,248
MGIC Investment Corp.+                                   2,686          158,259
Radian Group, Inc.+                                      2,833          155,475
Popular, Inc.+                                           9,298          153,975
Associated Banc-Corp. +                                  4,529          152,174
City National Corp.+                                     1,924          141,606
Colonial BancGroup, Inc.                                 5,682          140,630
PMI Group, Inc.+                                         3,027          136,881
Commerce Bancshares, Inc.+                               2,833          136,862
TCF Financial Corp.+                                     5,124          135,069
BOK Financial Corp.                                      2,623          129,917
Sky Financial Group, Inc.                                4,740          127,316
Cullen/Frost Bankers, Inc.+                              2,414          126,325
Valley National Bancorp                                  4,936          124,634
Wilmington Trust Corp.+                                  2,951          124,444
Capital Federal Financial+                               3,273          123,752
Bank of Hawaii Corp.                                     2,274          120,590

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Webster Financial Corp.+                                 2,503   $      120,169
Astoria Financial Corp.                                  4,285          113,938
East-West Bancorp, Inc.+                                 3,086          113,472
First Republic Bank                                      2,083          111,857
Fulton Financial Corp.+                                  7,613          110,617
Washington Federal, Inc.+                                4,560          106,978
NewAlliance Bancshares, Inc.+                            6,362          103,128
Whitney Holding Corp.                                    3,334          101,954
International Bancshares Corp.+                          3,400          100,878
UCBH Holdings, Inc.+                                     5,410          100,734
First Citizens BancShares, Inc.
  -- Class A                                               490           98,490
BancorpSouth, Inc.                                       4,010           98,045
First Midwest Bancorp, Inc.+                             2,663           97,865
South Financial Group, Inc.+                             3,940           97,397
SVB Financial Group*+                                    2,002           97,277
Cathay General Bancorp+                                  2,846           96,707
IndyMac Bancorp, Inc.+                                   2,958           94,804
Downey Financial Corp.+                                  1,464           94,487
FirstMerit Corp.+                                        4,259           89,907
First Bancorp Puerto Rico+                               6,773           89,810
Westamerica Bancorporation+                              1,830           88,151
Umpqua Holding Corp.+                                    3,290           88,073
First Niagara Financial Group,
  Inc.+                                                  6,322           87,939
Greater Bay Bancorp+                                     3,266           87,823
Chittenden Corp.+                                        2,856           86,223
United Bankshares, Inc.+                                 2,420           84,773
MAF Bancorp, Inc.+                                       2,003           82,804
Glacier Bancorp, Inc.                                    3,414           82,073
Sterling Financial Corp.+                                2,601           81,125
Prosperity Bancshares, Inc.                              2,280           79,207
Central Pacific Financial Corp.+                         2,106           77,016
Susquehanna Bancshares, Inc.+                            3,260           75,599
Boston Private Financial
  Holdings, Inc.+                                        2,686           74,993
Wintrust Financial Corp.+                                1,680           74,945
Provident Bankshares Corp.                               2,240           73,606
Hanmi Financial Corp.+                                   3,486           66,443
FirstFed Financial Corp.*+                               1,169           66,434
First Commonwealth Financial
  Corp.+                                                 5,472           64,296
Brookline Bancorp, Inc.+                                 5,069           64,224
Citizens Banking Corp.+                                  2,830           62,713
W Holding Co., Inc.                                     12,250           61,250
Sterling Bancshares, Inc.                                5,470           61,155
PrivateBancorp, Inc.+                                    1,670           61,055
Bank Mutual Corp. +                                      5,209           59,226
Cascade Bancorp.+                                        2,250           58,365
TrustCo Bank Corp.+                                      6,080           58,246
Flagstar Bancorp, Inc.+                                  4,849           57,946

--------------------------------------------------------------------------------

VARIABLE ANNUITY BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc. +                         2,033   $       57,636
Bankunited Financial Corp. --
  Class A+                                               2,664           56,503
Community Bank System, Inc.                              2,656           55,564
First Financial Bancorp                                  3,620           54,698
BankAtlantic Bancorp, Inc. --
  Class A+                                               4,709           51,611
Irwin Financial Corp.                                    2,686           50,067
Dime Community Bancshares+                               3,769           49,864
Wilshire Bancorp, Inc.+                                  2,897           47,511
Nara Bancorp, Inc.+                                      2,640           46,226
Independent Bank Corp.                                   2,250           45,833
Franklin Bank Corp.*                                     2,556           45,676
Sterling Bancorp+                                        2,300           41,630
First Indiana Corp.                                      1,903           41,581
Fremont General Corp.+                                   5,279           36,583
Doral Financial Corp.*+                                  9,408           15,429
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $16,423,222`)                                                18,319,869
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury
   Obligations

Lehman Brothers, Inc. at
   5.06% due 04/02/07                                   80,189           80,189
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $80,189)                                                         80,189
                                                                 --------------

SECURITIES LENDING COLLATERAL 27.5%
Investment in Securities Lending Short
   Term
      Investment Portfolio held
         by U.S. Bank                                5,056,924        5,056,924
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $5,056,924)                                                   5,056,924
                                                                 ==============

TOTAL INVESTMENTS 127.4%
  (Cost $21,560,334)                                             $   23,456,982
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (27.4)%                                               $   (5,050,549)
                                                                 --------------
NET ASSETS - 100.0%                                              $   18,406,433

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007 .

--------------------------------------------------------------------------------

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Dow Chemical Co.                                        52,262    $   2,396,735
E.I. du Pont de Nemours and
  Co.+                                                  46,520        2,299,484
Freeport-McMoRan Copper &
  Gold, Inc. -- Class B+                                30,653        2,028,922
Alcoa, Inc.                                             58,418        1,980,370
Monsanto Co.                                            35,064        1,927,117
Southern Copper Corp.+                                  25,865        1,853,486
Nucor Corp.+                                            25,130        1,636,717
Praxair, Inc.+                                          25,109        1,580,863
Weyerhaeuser Co.                                        19,340        1,445,472
International Paper Co.+                                39,054        1,421,566
Newmont Mining Corp.+                                   33,169        1,392,766
Air Products & Chemicals, Inc.                          18,675        1,379,896
United States Steel Corp.+                              13,811        1,369,637
The Mosaic Co.*                                         48,960        1,305,274
Vulcan Materials Co.+                                   11,029        1,284,658
Allegheny Technologies, Inc.+                           11,420        1,218,400
PPG Industries, Inc.+                                   17,069        1,200,121
Rohm & Haas Co.                                         21,964        1,135,978
Ecolab, Inc.+                                           25,480        1,095,640
Lyondell Chemical Co.+                                  33,432        1,001,957
Temple-Inland, Inc.+                                    16,160          965,398
Martin Marietta Materials, Inc.+                         7,020          949,104
Titanium Metals Corp.*+                                 25,077          899,753
Florida Rock Industries, Inc.                           12,889          867,301
Celanese Corp.                                          26,898          829,534
Sigma-Aldrich Corp.                                     19,726          819,024
MeadWestvaco Corp.+                                     26,525          818,031
Eastman Chemical Co.+                                   12,467          789,535
Owens-Illinois, Inc.*+                                  30,463          785,032
Steel Dynamics, Inc.                                    18,158          784,426
Ball Corp.                                              16,380          751,023
Sealed Air Corp.                                        23,752          750,563
Crown Holdings, Inc.*                                   29,713          726,780
Albemarle Corp.                                         17,482          722,706
Commercial Metals Co.+                                  22,992          720,799
Reliance Steel & Aluminum
  Co.+                                                  14,728          712,835
Pactiv Corp.*+                                          20,772          700,847
Huntsman Corp.                                          36,000          687,240
International Flavors &
  Fragrances, Inc.                                      14,530          686,107
Nalco Holding Co.                                       28,359          677,780
Ashland, Inc.                                           10,322          677,123
Carpenter Technology Corp.                               5,524          667,078
Chaparral Steel Co.                                     11,180          650,341
Sonoco Products Co.                                     17,199          646,338
Lubrizol Corp.                                          12,390          638,457

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.+                                  9,894    $     633,315
Bemis Co.                                               18,650          622,723
Airgas, Inc.                                            14,650          617,497
Cabot Corp.+                                            12,895          615,478
Smurfit-Stone Container
  Corp.*+                                               53,203          599,066
Chemtura Corp.+                                         53,636          586,241
FMC Corp.                                                7,711          581,641
RPM International, Inc.+                                24,830          573,573
Valspar Corp.                                           20,390          567,454
Packaging Corporation of
  America                                               22,963          560,297
Cytec Industries, Inc.                                   9,925          558,182
AptarGroup, Inc. +                                       8,086          541,196
RTI International Metals, Inc.*                          5,916          538,415
Scotts Miracle-Gro Co. --
  Class A                                               12,030          529,681
Hercules, Inc.*                                         26,248          512,886
Eagle Materials, Inc.+                                  11,250          502,087
Worthington Industries, Inc.+                           23,712          487,993
Texas Industries, Inc.+                                  6,336          478,558
Quanex Corp.                                            11,082          469,323
Louisiana-Pacific Corp.+                                23,293          467,258
Ryerson Tull, Inc.+                                     11,000          435,820
Century Aluminum Co.*+                                   9,296          435,796
H.B. Fuller Co.+                                        15,980          435,775
Westlake Chemical Corp.+                                15,450          419,467
Rock-Tenn Co. -- Class A                                12,508          415,266
Bowater, Inc.+                                          16,740          398,747
OM Group, Inc.*                                          8,790          392,737
Brush Engineered Materials,
  Inc.*+                                                 8,090          392,122
Olin Corp.+                                             22,246          376,847
Sensient Technologies Corp.                             14,590          376,130
Minerals Technologies, Inc.+                             5,990          372,338
MacDermid, Inc.+                                        10,240          357,069
Amcol International Corp.+                              11,377          337,328
Ferro Corp.                                             15,000          324,150
Headwaters, Inc.*+                                      14,198          310,226
Myers Industries, Inc.                                  16,043          299,683
Valhi, Inc.                                             22,634          298,769
A. Schulman, Inc.                                       12,291          289,576
Arch Chemicals, Inc.                                     9,147          285,569
Wausau Paper Corp.                                      19,690          282,748
Neenah Paper, Inc.+                                      6,990          277,783
Steel Technologies, Inc.                                 9,192          271,899
Glatfelter+                                             17,940          267,485
A.M. Castle & Co.                                        8,572          251,674
Buckeye Technologies, Inc.*                             18,624          241,740
Deltic Timber Corp.                                      4,957          237,738
Georgia Gulf Corp.                                      14,260          231,155

--------------------------------------------------------------------------------

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
PolyOne Corp.*                                          37,835    $     230,794
Schweitzer-Mauduit
  International, Inc.                                    8,160          202,776
Tronox, Inc.                                            13,259          185,361
Chesapeake Corp.                                        11,410          172,291
Quaker Chemical Corp.                                    7,090          168,813
Penford Corp.                                            7,713          155,340
Caraustar Industries, Inc.*                             20,030          125,788
Wellman, Inc.+                                          34,173          123,023
Pope & Talbot, Inc.*+                                   17,868          120,609
Material Sciences Corp.*                                11,388          113,652
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $54,921,873)                                                 71,535,162
                                                                  -------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
  Obligations

Lehman Brothers, Inc. at
  5.06% due  04/02/07                                  373,721          373,721
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $373,721)                                                       373,721
                                                                  -------------
SECURITIES LENDING COLLATERAL 20.4%
Investment in Securities Lending Short
  Term
      Investment Portfolio held
        by U.S. Bank                                14,613,989       14,613,989
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,613,989)                                                   14,613,989
                                                                  =============
TOTAL INVESTMENTS 120.4%
  (Cost $69,909,583)                                              $  86,522,872
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (20.4)%                                                $ (14,637,305)
                                                                  -------------
NET ASSETS - 100.0%                                               $  71,885,567

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Genentech, Inc.*+                                       11,962    $     982,319
Amgen, Inc.*                                            13,656          763,097
Gilead Sciences, Inc.+                                   9,030          690,795
Celgene Corp.+                                           8,322          436,572
Genzyme Corp.                                            6,756          405,495
Biogen Idec, Inc.                                        8,788          390,011
Medimmune, Inc.+                                         9,022          328,311
Amylin Pharmaceuticals, Inc.                             6,378          238,282
ImClone Systems, Inc.*+                                  5,747          234,305
Cephalon, Inc.*+                                         3,136          223,315
Millennium Pharmaceuticals,
  Inc.*+                                                18,063          205,196
Invitrogen Corp.*                                        3,137          199,670
Qiagen N.V.*                                            10,500          180,390
Affymetrix, Inc.*+                                       5,898          177,353
Vertex Pharmaceuticals, Inc.                             6,212          174,184
PDL BioPharma, Inc.*+                                    7,942          172,341
Techne Corp.*                                            2,827          161,422
OSI Pharmaceuticals, Inc.*+                              4,377          144,441
Alkermes, Inc.*+                                         9,198          142,017
BioMarin Pharmaceuticals, Inc.*+                         7,930          136,872
Cubist Pharmaceuticals, Inc.*+                           6,043          133,369
Myriad Genetics, Inc.*+                                  3,768          129,845
Alexion Pharmaceuticals, Inc.*                           2,974          128,596
Regeneron Pharmaceuticals,
  Inc.*+                                                 5,676          122,715
Medarex, Inc.*+                                          9,401          121,649
United Therapeutics Corp.*+                              2,217          119,230
Human Genome Sciences, Inc.*+                           10,999          116,809
Applera Corp. - Celera Genomics
  Group*                                                 7,876          111,839
Zymogenetics, Inc.*+                                     7,032          109,418
Nektar Therapeutics*+                                    8,309          108,515
Illumina, Inc.*+                                         3,684          107,941
Exelixis, Inc.*+                                        10,607          105,434
Digene Corp.*+                                           2,397          101,657
Pharmion Corp.*+                                         3,685           96,879
Tanox, Inc.*                                             5,100           95,676
Ligand Pharmaceuticals, Inc. --
  Class B*                                               8,910           89,813
InterMune, Inc.*+                                        3,541           87,321
Savient Pharmaceuticals, Inc.*+                          7,100           85,342
MannKind Corp.*+                                         5,937           84,899
Incyte Corp.*+                                          12,430           81,914
Isis Pharmaceuticals, Inc.*+                             8,638           80,074
QLT, Inc.*                                              10,076           78,895

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Progenics Pharmaceuticals,
  Inc.*+                                                 3,304    $      78,239
Alnylam Pharmaceuticals, Inc.*+                          4,140           74,520
Array Biopharma, Inc.*                                   5,867           74,511
Neurochem, Inc.*+                                        4,920           74,194
Arena Pharmaceuticals, Inc.*                             6,480           70,373
Momenta Pharmaceuticals, Inc.*+                          4,970           64,411
Keryx Biopharmaceuticals, Inc.*+                         6,096           64,130
Geron Corp.*+                                            9,120           63,840
Angiotech Pharmaceuticals, Inc.*                        11,022           60,401
CV Therapeutics, Inc.*+                                  6,822           53,689
                                                                  -------------

TOTAL COMMON STOCKS
  (Cost $6,885,488)                                                   9,362,526
                                                                  -------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%

Collateralized by U.S. Treasury
  Obligations

Lehman Brothers, Inc at
  5.06% due 04/02/07                                    59,721           59,721
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $59,721)                                                           59,721
                                                                  -------------
SECURITIES LENDING COLLATERAL 29.3%
Investment in Securities Lending Short
  Term
Investment Portfolio held by
  U.S. Bank                                          2,761,912        2,761,912
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,761,912)                                                     2,761,912
                                                                  =============
TOTAL INVESTMENTS 129.4%
(Cost $9,707,121)                                                 $  12,184,159
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (29.4)%                                                $  (2,771,879)
                                                                  -------------
NET ASSETS - 100.0%                                               $   9,412,280

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY COMMODITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  9.6%
Federal Home Loan Bank+
  5.07% due 04/02/07                              $  2,000,000   $    2,000,000
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $2,000,000)                                                   2,000,000
                                                                 --------------

                                                        SHARES
-------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS  9.6%
  IShares GSCI Commodity
      Indexed Trust*                                    47,906        1,988,099
                                                                 --------------

TOTAL EXCHANGE TRADED FUNDS
  (Cost $1,807,491)                                                   1,988,099
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
COMMODITY LINKED SECURITIES 38.0%
Credit Suisse Commodity Index
  Total Return Linked Notes--
  5.12% due 10/15/07                              $  1,052,313        1,027,678
Credit Suisse Commodity Index
  Total Return Linked Notes--
  5.11% due 01/18/08                                 3,000,000        4,257,750
Swedish Export Credit Corp.,
  Goldman Sachs Commodity Index
  Total Return Linked Notes--
  5.11% due 01/18/08                                 1,900,000        2,586,717
                                                                 --------------

TOTAL COMMODITY LINKED SECURITIES
  (Cost $5,757,793)                                                   7,872,145
                                                                 --------------

REPURCHASE AGREEMENTS
  44.9%
Collateralized by U.S. Treasury
  Obligations
  Mizuho, Inc. at 5.09% due
     04/02/07                                        2,546,370        2,546,370
  UBS, Inc. at 5.09% due
     04/02/07                                        2,546,370        2,546,370
  Lehman Brothers, Inc. at
     5.06% due 04/02/07                              1,652,086        1,652,086
  Morgan Stanley at 5.05% due
     04/02/07                                        2,546,370        2,546,370
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $9,291,196)                                                   9,291,196
                                                                 --------------

TOTAL INVESTMENTS 101.2%
  (Cost $18,856,480)                                             $   21,151,440
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.2%                                             $      450,485
                                                                 --------------
NET ASSETS - 100.0%                                              $   20,700,955

*     Non-Income Producing Security.

+ The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Procter & Gamble Co.                                    41,519   $    2,622,340
Altria Group, Inc.                                      28,862        2,534,372
Coca-Cola Co.                                           40,979        1,966,992
PepsiCo, Inc.                                           30,134        1,915,317
Kraft Foods, Inc.+                                      40,128        1,270,452
Anheuser-Busch Cos., Inc. +                             23,437        1,182,631
Colgate-Palmolive Co.                                   16,505        1,102,369
Kimberly-Clark Corp.                                    15,238        1,043,651
Archer-Daniels-Midland Co. +                            26,796          983,413
Kroger Co.+                                             32,317          912,955
Kellogg Co.+                                            16,646          856,104
General Mills, Inc.                                     14,470          842,443
Sysco Corp.+                                            24,474          827,955
Avon Products, Inc.                                     21,416          797,960
Safeway, Inc.+                                          21,496          787,613
Reynolds American, Inc.+                                12,514          780,999
H.J. Heinz Co.                                          15,904          749,396
Campbell Soup Co.+                                      18,611          724,898
WM Wrigley Jr Co.+                                      13,738          700,363
Hershey Co.+                                            12,671          692,597
Sara Lee Corp.+                                         39,315          665,210
Estee Lauder Cos., Inc. --
  Class A                                               13,312          650,291
ConAgra Foods, Inc.                                     25,392          632,515
Molson Coors Brewing Co. -- Class
  B+                                                     6,267          592,984
Loews Corp. - Carolina Group                             7,666          579,626
Clorox Co.                                               9,091          579,006
Coca-Cola Enterprises, Inc.+                            28,569          578,522
UST, Inc.+                                               9,819          569,306
Supervalu, Inc.+                                        14,186          554,247
Tyson Foods, Inc. -- Class A+                           27,563          534,998
Brown-Forman Corp. -- Class B+                           8,100          531,036
Pepsi Bottling Group, Inc.+                             16,437          524,176
Dean Foods Co. *                                        10,611          495,958
Whole Foods Market, Inc.+                               10,171          456,169
Energizer Holdings, Inc.*+                               5,230          446,276
McCormick & Co., Inc.                                   10,944          421,563
Hormel Foods Corp.                                      11,271          419,169
NBTY, Inc.*+                                             7,442          394,724
Constellation Brands, Inc. --
  Class A*+                                             17,583          372,408
Smithfield Foods, Inc.*+                                12,422          372,039
Hansen Natural Corp.*                                    9,630          364,784
Church & Dwight Co., Inc.+                               7,180          361,513
Bare Escentuals, Inc.*                                   9,960          357,265
J.M. Smucker Co.                                         6,380          340,182
PepsiAmericas, Inc.+                                    14,501          323,662

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Corn Products International,                             8,620   $      306,786
  Inc.
Del Monte Foods Co.+                                    25,245          289,813
Ralcorp Holdings, Inc.*                                  4,260          273,918
Alberto-Culver Co. +                                    11,964          273,736
Flowers Foods, Inc.+                                     8,862          267,367
Universal Corp.+                                         4,270          261,965
Great Atlantic & Pacific Tea
  Co.+                                                   7,524          249,646
Tootsie Roll Industries, Inc.+                           7,812          234,129
Ruddick Corp.+                                           7,754          233,240
Delta & Pine Land Co.                                    5,599          230,679
Lancaster Colony Corp.                                   5,000          220,950
Casey's General Stores, Inc.+                            8,532          213,385
Performance Food Group Co.*                              6,597          203,649
Hain Celestial Group, Inc.*+                             6,679          200,838
Alliance One International,
  Inc.*                                                 21,708          200,365
United Natural Foods, Inc.*+                             6,446          197,505
Central Garden and Pet Co. -
  Class A*                                              12,560          184,632
TreeHouse Foods, Inc.*                                   5,826          177,518
Sanderson Farms, Inc.+                                   4,760          176,406
Playtex Products, Inc.*+                                12,385          168,064
USANA Health Sciences, Inc.*+                            3,450          161,702
J&J Snack Foods Corp.                                    3,922          154,880
Lance, Inc.+                                             7,276          147,266
Nash Finch Co.+                                          4,094          141,079
WD-40 Co.                                                4,160          131,914
Mannatech, Inc.+                                         7,660          123,020
Peet's Coffee & Tea, Inc.*+                              4,230          116,833
Spectrum Brands, Inc.*+                                 12,691           80,334
                                                                 --------------

TOTAL COMMON STOCKS
(Cost $33,546,490)                                                   41,034,068
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                                  ------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  5.06% due 04/02/07                                   171,483          171,483
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $171,483)                                                         171,483
                                                                 --------------

SECURITIES LENDING COLLATERAL 21.2%
Investment in Securities Lending Short
  Term
      Investment Portfolio held
        by U.S. Bank                                 8,726,449        8,726,449

--------------------------------------------------------------------------------

VARIABLE ANNUITY CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
-------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,726,449)                                                     8,726,449
                                                                 --------------

TOTAL INVESTMENTS 121.2%
(Cost $42,444,422)                                               $   49,932,000
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (21.2)%                                               $   (8,722,869)
                                                                 --------------
NET ASSETS - 100.0%                                              $   41,209,131

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%

Intel Corp.                                              24,618   $     470,942
Texas Instruments, Inc.+                                 10,649         320,535
Applied Materials, Inc.+                                 12,835         235,137
MEMC Electronic Materials, Inc.*                          3,472         210,334
Broadcom Corp. -- Class A*+                               5,575         178,790
Analog Devices, Inc.                                      4,775         164,690
KLA-Tencor Corp.+                                         2,971         158,414
Linear Technology Corp.+                                  4,624         146,072
Xilinx, Inc.                                              5,564         143,162
Maxim Integrated Products, Inc.                           4,731         139,091
National Semiconductor Corp.+                             5,633         135,981
Nvidia Corp.*                                             4,694         135,093
Microchip Technology, Inc.+                               3,768         133,877
Micron Technology, Inc.*                                 11,035         133,303
Altera Corp.*+                                            6,336         126,657
Lam Research Corp.*+                                      2,469         116,882
Advanced Micro Devices,
  Inc.*+                                                  7,851         102,534
LSI Logic Corp.*+                                         9,816         102,479
Agere Systems, Inc.*                                      4,339          98,148
Intersil Corp. -- Class A+                                3,542          93,828
Novellus Systems, Inc.*+                                  2,813          90,072
Varian Semiconductor
  Equipment Associates, Inc.*+                            1,655          88,344
Teradyne, Inc.*+                                          5,222          86,372
Integrated Device Technology, Inc.*                       5,315          81,957
Cypress Semiconductor Corp.*+                             4,332          80,359
International Rectifier Corp.*+                           2,028          77,490
Rambus, Inc.*+                                            3,424          72,760
Atmel Corp.*                                             13,245          66,622
Fairchild Semiconductor
  International, Inc.*+                                   3,947          65,994
FEI Co.*+                                                 1,673          60,328
PMC - Sierra, Inc.*+                                      8,526          59,767
Microsemi Corp.*+                                         2,870          59,725
MKS Instruments, Inc.*                                    2,335          59,589
Brooks Automation, Inc.*                                  3,390          58,139
Cymer, Inc.*+                                             1,359          56,466
Silicon Laboratories, Inc.*+                              1,855          55,502
Spansion, Inc.*                                           4,441          54,136
Cree, Inc.*+                                              3,149          51,833
ATMI, Inc.*+                                              1,597          48,820
RF Micro Devices, Inc.*+                                  7,768          48,395
Advanced Energy Industries,
  Inc.*+                                                  2,293          48,245
Semtech Corp.*                                            3,450          46,506
Axcelis Technologies, Inc.*+                              6,086          46,497

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Micrel, Inc.*+                                            4,014   $      44,234
Diodes, Inc.*+                                            1,255          43,737
Cabot Microelectronics Corp.*+                            1,248          41,820
Triquint Semiconductor, Inc.*                             8,122          40,610
Skyworks Solutions, Inc.*                                 7,027          40,405
Standard Microsystems Corp.*                              1,295          39,549
Veeco Instruments, Inc.*                                  1,902          37,089
Photronics, Inc.*+                                        2,381          37,025
Intevac, Inc.*                                            1,378          36,338
Lattice Semiconductor Corp.*                              6,200          36,270
Kulicke & Soffa Industries,
  Inc.*                                                   3,834          35,465
Rudolph Technologies, Inc.*                               1,994          34,775
Exar Corp.*                                               2,505          33,166
DSP Group, Inc.*+                                         1,703          32,357
Cohu, Inc.                                                1,574          29,591
Actel Corp.*                                              1,783          29,455
Supertex, Inc.*+                                            858          28,494
Ultratech, Inc.*+                                         2,021          27,506
Pericom Semiconductor Corp.*                              2,252          22,025
Kopin Corp.*                                              6,419          21,696
                                                                  -------------

TOTAL COMMON STOCKS
(Cost $4,188,855)                                                     5,501,474
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury Obligations.

Lehman Brothers, Inc. at
5.06% due  04/02/07                                      37,301          37,301
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $37,301)                                                           37,301
                                                                  -------------
SECURITIES LENDING COLLATERAL 23.8%
Investment in Securities Lending Short Term
  Investment Portfolio held by
  U.S. Bank                                           1,314,366       1,314,366
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,314,366)                                                     1,314,366
                                                                  =============
TOTAL INVESTMENTS 124.2%
(Cost $5,540,522)                                                 $   6,853,140
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (24.2)%                                                $  (1,336,473)
                                                                  -------------

NET ASSETS - 100.0%                                               $   5,516,667

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

VARIABLE ANNUITY ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.4%

Exxon Mobil Corp.                                        42,495   $   3,206,248
BP PLC                                                   33,682       2,180,909
Total SA                                                 28,065       1,958,376
Chevron Corp.                                            26,433       1,954,985
Royal Dutch Shell  PLC -- SP ADR+                        24,623       1,632,505
ConocoPhillips                                           23,683       1,618,733
Schlumberger Ltd.+                                       21,156       1,461,880
Valero Energy Corp.+                                     16,690       1,076,338
Occidental Petroleum Corp.                               20,342       1,003,064
Marathon Oil Corp.                                        9,691         957,761
Repsol YPF SA -- SP ADR+                                 28,295         949,014
Halliburton Co.                                          27,838         883,578
Devon Energy Corp.+                                      12,503         865,458
Apache Corp.                                             10,788         762,712
Transocean, Inc.*                                         9,332         762,424
XTO Energy, Inc.                                         13,546         742,456
Anadarko Petroleum Corp.                                 15,884         682,694
Baker Hughes, Inc.+                                      10,283         680,015
EOG Resources, Inc.+                                      9,508         678,301
National-Oilwell Varco, Inc.*                             8,399         653,358
Williams Cos., Inc.                                      22,900         651,734
Weatherford International,
   Ltd.*+                                                14,397         649,305
Hess Corp.+                                              11,564         641,455
Spectra Energy Corp.                                     22,940         602,634
Chesapeake Energy Corp.+                                 19,480         601,542
Kinder Morgan, Inc.+                                      5,346         569,082
Smith International, Inc.+                               11,338         544,791
Noble Energy, Inc.+                                       9,120         544,008
Noble Corp.                                               6,567         516,692
Peabody Energy Corp.+                                    12,760         513,462
Diamond Offshore Drilling, Inc.+                          6,186         500,757
Murphy Oil Corp.+                                         9,365         500,091
Tesoro Corp.                                              4,830         485,077
Sunoco, Inc.+                                             6,826         480,823
El Paso Corp.                                            32,948         476,758
Consol Energy, Inc.                                      11,840         463,299
ENSCO International, Inc.+                                8,480         461,312
Nabors Industries Ltd.*+                                 15,454         458,520
Cameron International Corp.*+                             7,066         443,674
Grant Prideco, Inc.*+                                     8,839         440,536
BJ Services Co.+                                         15,727         438,783
Southwestern Energy Co.*                                 10,692         438,158
Range Resources Corp.+                                   11,025         368,235
Pioneer Natural Resources Co.+                            8,510         366,866
FMC Technologies, Inc.*                                   5,197         362,543
Newfield Exploration Co.*+                                8,473         353,409
Pride International, Inc.*+                              11,595         349,009

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
CNX Gas Corp.*+                                          11,934   $     338,090
Arch Coal, Inc.+                                         10,750         329,917
Helix Energy Solutions Group,
  Inc.*+                                                  8,416         313,833
Frontier Oil Corp.+                                       9,548         311,647
Tidewater, Inc.+                                          5,288         309,771
Helmerich & Payne, Inc.                                  10,054         305,038
Denbury Resources, Inc.*+                                10,180         303,262
Holly Corp.                                               5,030         298,279
Cabot Oil & Gas Corp.                                     4,370         294,188
Rowan Cos., Inc.+                                         9,035         293,366
Patterson-UTI Energy, Inc.+                              12,825         287,793
Quicksilver Resources, Inc.*+                             7,154         284,515
Plains Exploration & Production
  Co.*                                                    6,150         277,611
Dresser-Rand Group, Inc.*+                                9,067         276,181
Superior Energy Services, Inc.*                           8,011         276,139
Cimarex Energy Co.                                        7,180         265,804
Global Industries Ltd.*                                  14,290         261,364
Pogo Producing Co.+                                       5,380         258,778
Lone Star Technologies, Inc.*                             3,904         257,781
Todco -- Class A*                                         6,336         255,531
Hanover Compressor Co.*+                                 11,339         252,293
Overseas Shipholding Group, Inc.                          3,990         249,774
Oceaneering International, Inc.*                          5,858         246,739
Hydril*+                                                  2,515         242,044
Unit Corp.*                                               4,775         241,567
SEACOR Holdings, Inc.*                                    2,428         238,915
Atwood Oceanics, Inc.*+                                   3,918         229,947
Forest Oil Corp.*+                                        6,737         224,814
W&T Offshore, Inc.+                                       7,642         221,083
St. Mary Land & Exploration Co.+                          5,978         219,273
Massey Energy Co.+                                        9,110         218,549
Tetra Technologies, Inc.*                                 8,558         211,468
Cheniere Energy, Inc.*+                                   6,698         208,643
Foundation Coal Holdings, Inc.+                           5,820         199,859
Penn Virginia Corp.                                       2,530         185,702
CARBO Ceramics, Inc.+                                     3,920         182,476
World Fuel Services Corp.+                                3,860         178,564
Swift Energy Co.*+                                        3,994         166,829
Input/Output, Inc.*+                                     11,951         164,685
Petroleum Development Corp.*+                             2,826         151,389
Bristow Group, Inc.*                                      3,959         144,306
Lufkin Industries, Inc.                                   2,462         138,315
Stone Energy Corp.*                                       4,322         128,320

--------------------------------------------------------------------------------

VARIABLE ANNUITY ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Hornbeck Offshore Services,                               4,268   $     122,278
   Inc.*+
                                                                  -------------
TOTAL COMMON STOCKS
(Cost $30,738,132)                                                   48,500,084
                                                                  -------------

                                                           FACE
                                                         AMOUNT
---------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
5.06% due 04/02/07                                      235,112         235,112
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $235,112)                                                         235,112
                                                                  -------------
SECURITIES LENDING COLLATERAL 18.5%
Investment in Securities Lending Short Term
  Investment Portfolio held by
  U.S. Bank                                           9,020,988       9,020,988
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,020,988)                                                     9,020,988
                                                                  =============
TOTAL INVESTMENTS 118.4%
(Cost $39,994,232)                                                $  57,756,184
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (18.4)%                                                $  (8,963,048)
                                                                  -------------
NET ASSETS - 100.0%                                               $  48,793,136

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.1%

Schlumberger Ltd.+                                       68,562   $   4,737,634
Halliburton Co.                                          90,211       2,863,297
Transocean, Inc.*                                        30,257       2,471,997
Baker Hughes, Inc. +                                     33,337       2,204,576
National-Oilwell Varco, Inc.*                            27,208       2,116,510
Weatherford International Ltd. *+                        46,655       2,104,140
Smith International, Inc.+                               36,750       1,765,838
Noble Corp.                                              21,290       1,675,097
Diamond Offshore Drilling, Inc.+                         20,051       1,623,128
ENSCO International, Inc.+                               27,485       1,495,184
Nabors Industries Ltd*.+                                 50,097       1,486,378
Cameron International Corp.*+                            22,890       1,437,263
Grant Prideco, Inc.*+                                    28,660       1,428,414
BJ Services Co. +                                        50,965       1,421,924
FMC Technologies, Inc.*                                  16,844       1,175,037
Pride International, Inc.*+                              37,596       1,131,640
Tidewater, Inc.+                                         17,148       1,004,530
Helmerich & Payne, Inc.+                                 32,574         988,295
Rowan Cos., Inc.+                                        29,296         951,241
Patterson-UTI Energy, Inc.+                              41,586         933,190
Dresser-Rand Group, Inc.*+                               29,395         895,372
Superior Energy Services, Inc.*                          25,951         894,531
Global Industries Ltd.*                                  46,334         847,449
Lone Star Technologies, Inc.*                            12,671         836,666
Todco -- Class A*                                        20,529         827,935
Hanover Compressor Co.*+                                 36,755         817,799
Oceaneering International, Inc.*                         18,986         799,690
Hydril*+                                                  8,143         783,682
Unit Corp.*                                              15,467         782,476
SEACOR Holdings, Inc.*                                    7,867         774,113
Atwood Oceanics, Inc.* +                                 12,691         744,835
Tetra Technologies, Inc.*+                               27,755         685,826
CARBO Ceramics, Inc.+                                    12,699         591,138
Input/Output, Inc.*+                                     38,746         533,920
Bristow Group, Inc.*                                     12,844         468,164
Lufkin Industries, Inc.                                   7,967         447,586
Hornbeck Offshore Services, Inc.*+                       13,834         396,344
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $29,042,421)                                                 47,142,839
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury Obligations
Lehman Brothers Inc. at 5.06%
  due 04/02/07                                          260,793   $     260,793
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $260,793)                                                         260,793
                                                                  -------------
SECURITIES LENDING COLLATERAL 23.1%
Investment in Securities Lending Short Term
      Investment Portfolio Held
        by U.S. Bank                                 10,991,859      10,991,859
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,991,859)                                                   10,991,859
                                                                  =============
TOTAL INVESTMENTS 122.8%
(Cost $40,295,072)                                                $  58,395,491
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (22.8)%                                                $ (10,838,000)
                                                                  -------------
NET ASSETS - 100.0%                                               $  47,557,491

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%

Bank of America Corp.                                   18,486   $      943,156
Citigroup, Inc.                                         16,950          870,213
Wells Fargo & Co.+                                      20,463          704,541
J.P. Morgan Chase & Co.                                 13,774          666,386
American International Group, Inc.                       9,322          626,625
Wachovia Corp.+                                         11,301          622,120
American Express Co.                                     9,876          557,006
Prudential Financial, Inc.+                              5,390          486,501
Lehman Brothers Holdings, Inc.+                          6,854          480,260
MetLife, Inc.+                                           7,410          467,941
Freddie Mac+                                             7,460          443,795
Goldman Sachs Group, Inc.                                2,110          435,989
Washington Mutual, Inc.+                                10,732          433,358
Bank of New York Co., Inc.                              10,250          415,637
Fannie Mae+                                              7,365          401,982
Morgan Stanley                                           5,090          400,888
Allstate Corp.                                           6,660          400,000
Merrill Lynch & Co., Inc.+                               4,760          388,749
Regions Financial Corp.                                 10,881          384,861
Travelers Cos., Inc.                                     7,390          382,580
U.S. Bancorp+                                           10,670          373,130
Charles Schwab Corp.+                                   19,940          364,703
BB&T Corp. +                                             8,870          363,847
Chubb Corp.                                              7,020          362,723
State Street Corp.+                                      5,580          361,305
Bear Stearns Cos., Inc. +                                2,400          360,840
Lincoln National Corp.                                   5,220          353,864
Vornado Realty Trust+                                    2,876          343,222
Countrywide Financial Corp.+                             9,834          330,816
Public Storage, Inc.+                                    3,468          328,316
Mellon Financial Corp.+                                  7,610          328,295
Progressive Corp.+                                      14,900          325,118
Moody's Corp.+                                           5,210          323,333
Fifth Third Bancorp+                                     8,162          315,788
Equity Residential+                                      6,470          312,048
Legg Mason, Inc.+                                        3,200          301,472
Archstone-Smith Trust +                                  5,420          294,198
Synovus Financial Corp.+                                 9,040          292,354
CIT Group, Inc.                                          5,390          285,239
M&T Bank Corp.+                                          2,458          284,710
AvalonBay Communities, Inc.+                             2,130          276,900
MBIA, Inc.+                                              4,040          264,580
SL Green Realty Corp.+                                   1,919          263,248
TD Ameritrade Holding Corp.*                            17,602          261,918
Blackrock, Inc.                                          1,660          259,475
IntercontinentalExchange, Inc.*+                         2,110          257,863

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Developers Diversified Realty Corp.+                     4,090   $      257,261
Hudson City Bancorp, Inc.+                              18,615          254,653
Health Care Property Investors, Inc.+                    7,030          253,291
PNC Financial Services Group, Inc.                       3,495          251,535
Cincinnati Financial Corp.+                              5,930          251,432
People's Bank                                            5,650          250,860
W.R. Berkley Corp.                                       7,475          247,572
Simon Property Group, Inc.+                              2,190          243,637
iStar Financial, Inc.+                                   5,140          240,706
Fidelity National Financial, Inc. --
  Class A+                                              10,019          240,556
Assurant, Inc.                                           4,430          237,581
SLM Corp.                                                5,682          232,394
Old Republic International Corp.                        10,432          230,756
Wesco Financial Corp.                                      500          230,000
Torchmark Corp.+                                         3,480          228,253
Ameriprise Financial, Inc.                               3,980          227,417
MGIC Investment Corp.+                                   3,840          226,253
Popular, Inc.+                                          13,600          225,216
Huntington Bancshares, Inc.                             10,297          224,989
CapitalSource, Inc.+                                     8,950          224,913
Radian Group, Inc.+                                      4,078          223,801
ACE Ltd.                                                 3,840          219,110
Associated Banc-Corp. +                                  6,510          218,736
Franklin Resources, Inc.                                 1,810          218,702
New Plan Excel Realty Trust                              6,610          218,328
UDR, Inc.+                                               7,070          216,483
American Financial Group, Inc. +                         6,320          215,133
Brown & Brown, Inc.+                                     7,950          214,809
HCC Insurance Holdings, Inc.+                            6,940          213,752
Camden Property Trust+                                   3,025          212,688
Affiliated Managers Group, Inc.* +                       1,960          212,366
PMI Group, Inc.+                                         4,680          211,630
Hartford Financial Services Group, Inc.+                 2,200          210,276
Jefferies Group, Inc.+                                   7,220          209,019
Capital One Financial Corp.+                             2,733          206,232
Nuveen Investments, Inc. -- Class A+                     4,360          206,228
BRE Properties, Inc. -- Class A+                         3,260          205,869
Erie Indemnity Co. -- Class A                            3,875          204,484
BOK Financial Corp.                                      4,120          204,064
Douglas Emmett, Inc.                                     7,930          202,453
Essex Property Trust, Inc.                               1,560          201,989
SunTrust Banks, Inc.+                                    2,426          201,455

--------------------------------------------------------------------------------

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Protective Life Corp.                                    4,560   $      200,822
Sky Financial Group, Inc.                                7,460          200,376
Mack-Cali Realty Corp.+                                  4,090          194,807
Loews Corp.                                              4,244          192,805
Astoria Financial Corp.                                  7,230          192,246
Conseco, Inc.*+                                         10,950          189,435
Hanover Insurance Group, Inc.                            4,080          188,170
Kilroy Realty Corp.                                      2,550          188,062
IndyMac Bancorp, Inc.+                                   5,860          187,813
Chicago Mercantile Exchange Holdings,
  Inc.+                                                    352          187,426
Ventas, Inc.+                                            4,435          186,847
Colonial Properties Trust+                               4,070          185,877
Senior Housing Properties Trust+                         7,750          185,225
UCBH Holdings, Inc.+                                     9,930          184,897
Highwoods Properties, Inc.                               4,670          184,418
Waddell & Reed Financial, Inc. -- Class A                7,720          180,030
South Financial Group, Inc.                              7,270          179,714
National City Corp.                                      4,793          178,539
BancorpSouth, Inc.                                       7,300          178,485
Rayonier, Inc.+                                          4,120          177,160
Whitney Holding Corp.                                    5,757          176,049
Entertainment Properties Trust+                          2,921          175,990
Selective Insurance Group, Inc.+                         6,850          174,401
FirstMerit Corp.                                         8,160          172,258
First Niagara Financial Group, Inc.+                    12,380          172,206
AFLAC, Inc.                                              3,630          170,828
MAF Bancorp, Inc.                                        4,130          170,734
United Bankshares, Inc.+                                 4,850          169,895
Sterling Financial Corp.                                 5,370          167,490
Boston Properties, Inc.+                                 1,420          166,708
Central Pacific Financial Corp.                          4,490          164,199
Susquehanna Bancshares, Inc.+                            7,040          163,258
Piper Jaffray Cos., Inc.*                                2,610          161,663
SEI Investments Co.                                      2,642          159,128
Nelnet, Inc. -- Class A                                  6,630          158,921
Brandywine Realty Trust+                                 4,730          158,029
Hanmi Financial Corp.                                    8,060          153,624
LTC Properties, Inc.                                     5,790          150,019
Investment Technology Group, Inc.*                       3,820          149,744
Bank of Hawaii Corp.                                     2,820          149,545
Safety Insurance Group, Inc.                             3,720          149,246
Presidential Life Corp.                                  7,440          146,717
NYSE Group, Inc.*+                                       1,560          146,250
TradeStation Group, Inc.*                               11,540          145,289
Cbot Holdings, Inc.*                                       800          145,200

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
General Growth Properties, Inc.+                         2,233   $      144,185
Jones Lang LaSalle, Inc.                                 1,380          143,906
Flagstar Bancorp, Inc.+                                 11,930          142,563
Independent Bank Corp.                                   6,962          141,816
BankAtlantic Bancorp, Inc. -- Class A                   12,880          141,165
Nara Bancorp, Inc.+                                      8,040          140,780
Community Bank System, Inc.                              6,681          139,767
Irwin Financial Corp.                                    7,490          139,614
Provident Bankshares Corp.+                              4,219          138,636
Weingarten Realty Investors+                             2,870          136,497
Wilshire Bancorp, Inc.+                                  8,110          133,004
ProLogis+                                                2,040          132,457
Umpqua Holding Corp.+                                    4,910          131,441
Markel Corp.*                                              270          130,904
Principal Financial Group, Inc.                          2,090          125,128
LaBranche & Co., Inc.*+                                 15,220          124,195
Genworth Financial, Inc. -- Class A+                     3,490          121,941
First Marblehead Corp.                                   2,640          118,510
Host Hotels & Resorts, Inc.+                             4,434          116,659
SWS Group, Inc.                                          4,620          114,622
Bankunited Financial Corp. -- Class A+                   5,400          114,534
PS Business Parks, Inc.                                  1,620          114,242
KeyCorp                                                  3,042          113,984
Marsh & McLennan Cos., Inc.+                             3,870          113,352
Cash America International, Inc.+                        2,680          109,880
Liberty Property Trust+                                  2,225          108,402
Nymex Holdings, Inc.*+                                     790          107,250
Wintrust Financial Corp.+                                2,380          106,172
Delphi Financial Group, Inc. -- Class A                  2,620          105,403
Westamerica Bancorporation+                              2,120          102,120
KIMCO Realty Corp.+                                      2,020           98,455
Northern Trust Corp.                                     1,630           98,028
T. Rowe Price Group, Inc.+                               2,060           97,211
Franklin Bank Corp.*                                     5,410           96,677
XL Capital Ltd.+                                         1,360           95,146
Aon Corp. +                                              2,500           94,900
CNA Financial Corp.*+                                    2,170           93,505
Sovereign Bancorp, Inc.+                                 3,548           90,261
Janus Capital Group, Inc.+                               4,280           89,495
Marshall & Ilsley Corp.+                                 1,890           87,526
Apartment Investment & Management Co. --
  Class A                                                1,490           85,958
Compass Bancshares, Inc.                                 1,110           76,368
Sovran Self Storage, Inc.+                               1,370           75,912
Capital Federal Financial+                               1,991           75,280

--------------------------------------------------------------------------------

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
CBL & Associates Properties, Inc.+                       1,670   $       74,883
Zions Bancorporation                                       850           71,842
Ambac Financial Group, Inc. +                              830           71,704
E*Trade Financial Corp.*+                                3,225           68,434
Plum Creek Timber Co., Inc. (REIT)+                      1,710           67,408
Comerica, Inc.+                                          1,140           67,397
UnionBanCal Corp.                                        1,000           63,420
SAFECO Corp.+                                              940           62,444
Taubman Centers, Inc.                                    1,070           62,049
UnumProvident Corp.+                                     2,610           60,108
World Acceptance Corp.*                                  1,480           59,126
Philadelphia Consolidated Holding Corp.*+                1,290           56,747
CB Richard Ellis Group, Inc. -- Class A*+                1,659           56,705
Valley National Bancorp                                  2,180           55,045
Macerich Co.+                                              580           53,569
Investors Financial Services Corp.                         910           52,917
TD Banknorth, Inc.                                       1,520           48,883
Inland Real Estate Corp.+                                2,620           48,051
Nasdaq Stock Market, Inc.*+                              1,420           41,762
Regency Centers Corp.+                                     500           41,695
Leucadia National Corp.+                                 1,390           40,894
First American Corp.+                                      800           40,576
Duke Realty Corp.+                                         920           39,992
Everest Re Group Ltd.                                      410           39,430
Realogy Corp.*                                           1,290           38,197
American Capital Strategies, Ltd.                          860           38,107
Federal Realty Investment Trust+                           390           35,342
Commerce Bancorp, Inc.+                                  1,023           34,148
AMB Property Corp.                                         560           32,922
Forest City Enterprises, Inc. -- Class A+                  450           29,781
Fremont General Corp.+                                   4,260           29,522
Anchor BanCorp Wisconsin, Inc. +                           990           28,067
First Horizon National Corp.+                              643           26,704
New York Community Bancorp, Inc.+                        1,510           26,561
A.G. Edwards, Inc.                                         370           25,597
Brookline Bancorp, Inc.+                                 1,660           21,032
Eaton Vance Corp.+                                         580           20,671
Stewart Information Services Corp.                         465           19,432
Transatlantic Holdings, Inc.                               236           15,368
Sterling Bancshares, Inc.                                  990           11,068

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
The St. Joe Co.+                                           210   $       10,985
Allied Capital Corp.+                                      380           10,948
Federated Investors, Inc. -- Class B                       290           10,649
Colonial BancGroup, Inc.                                   200            4,950
Hospitality Properties Trust                               100            4,680
American National Insurance Co.                             20            2,559
City National Corp.                                         10              736
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $39,761,755)                                                 42,720,278
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.5%
Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  5.06% due 04/02/07                                   208,539          208,539
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $208,539)                                                       208,539
                                                                 --------------

SECURITIES LENDING COLLATERAL 25.3%
Investment in Securities Lending Short Term
      Investment Portfolio held
      by U.S. Bank                                  10,854,666       10,854,666
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,854,666)                                                   10,854,666
                                                                 ==============

TOTAL INVESTMENTS 125.5%

  (Cost $50,824,960)                                             $   53,783,483
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (25.5)%                  $  (10,912,595)
                                                                 --------------
NET ASSETS - 100.0%                                              $   42,870,888

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Pfizer, Inc.                                           115,788   $    2,924,805
Johnson & Johnson, Inc.+                                46,384        2,795,100
Abbott Laboratories                                     31,887        1,779,295
Genentech, Inc.*+                                       21,068        1,730,104
Merck & Co., Inc.+                                      37,135        1,640,253
Wyeth                                                   27,837        1,392,685
Eli Lilly & Co.+                                        25,124        1,349,410
Amgen, Inc.*                                            24,138        1,348,831
UnitedHealth Group, Inc.                                24,469        1,296,123
Bristol-Myers Squibb Co.                                46,102        1,279,792
Medtronic, Inc.+                                        25,944        1,272,813
WellPoint, Inc.*                                        12,023          975,065
Schering-Plough Corp.                                   30,074          767,188
Gilead Sciences, Inc.*+                                  9,705          742,432
Baxter International, Inc.                              13,674          720,210
Becton, Dickinson & Co.                                  8,450          649,721
Thermo Fisher Scientific,
  Inc.*+                                                13,734          642,065
Cardinal Health, Inc.                                    8,642          630,434
Stryker Corp.+                                           8,885          586,143
Forest Laboratories, Inc.*+                             11,302          581,375
Boston Scientific Corp.*                                39,080          568,223
Genzyme Corp.*+                                          9,310          558,786
Biogen Idec, Inc.*                                      12,102          537,087
Aetna, Inc.                                             11,934          522,590
St. Jude Medical, Inc.*+                                13,736          516,611
Medco Health Solutions, Inc.*                            6,798          493,059
Zimmer Holdings, Inc.*                                   5,205          444,559
Quest Diagnostics, Inc.                                  8,658          431,774
Humana, Inc.*                                            7,404          429,580
Celgene Corp.*+                                          7,745          406,303
C.R. Bard, Inc.                                          4,879          387,929
McKesson Corp.+                                          6,541          382,910
Hospira, Inc.*                                           8,836          361,392
Allergan, Inc.                                           3,172          351,521
CIGNA Corp.                                              2,287          326,263
DaVita, Inc.*+                                           6,045          322,319
Patterson Cos., Inc.*+                                   8,887          315,400
Amylin Pharmaceuticals, Inc.*                            8,226          307,323
Omnicare, Inc.+                                          7,602          302,332
Sepracor, Inc.*+                                         6,367          296,893
Barr Pharmaceuticals, Inc.*                              6,391          296,223
Cephalon, Inc.*+                                         4,108          292,531
Brookdale Senior Living, Inc.+                           6,390          285,377
Endo Pharmaceuticals
  Holdings, Inc.*                                        9,587          281,858
Covance, Inc.*+                                          4,623          274,329
Vertex Pharmaceuticals, Inc.*                            9,083          254,687
Lincare Holdings, Inc.*                                  6,915          253,435

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Charles River Laboratories
  International, Inc.*+                                  5,478   $      253,412
Express Scripts, Inc.*+                                  3,033          244,824
Universal Health Services, Inc.
  -- Class B                                             4,261          243,985
PDL BioPharma, Inc.*+                                   11,180          242,606
Bausch & Lomb, Inc.                                      4,728          241,884
Beckman Coulter, Inc.                                    3,590          229,365
Sierra Health Services, Inc.*                            5,570          229,317
Gen-Probe, Inc.*                                         4,810          226,455
AmerisourceBergen Corp.+                                 4,206          221,867
Advanced Medical Optics,
  Inc.*+                                                 5,930          220,596
Techne Corp.*                                            3,860          220,406
Biomet, Inc.                                             5,091          216,317
Immucor, Inc.*+                                          7,150          210,425
Mentor Corp.+                                            4,512          207,552
Regeneron Pharmaceuticals,
  Inc.*+                                                 9,430          203,877
Ventana Medical Systems, Inc.*                           4,800          201,120
Medicis Pharmaceutical Corp.
  -- Class A+                                            6,460          199,097
Allscripts Healthcare Solutions,
  Inc.*+                                                 7,180          192,496
Valeant Pharmaceuticals
  International+                                        11,090          191,746
AMERIGROUP Corp.*                                        6,270          190,608
Genesis HealthCare Corp.*                                3,020          190,592
Coventry Health Care, Inc.*                              3,384          189,673
inVentiv Health, Inc.*+                                  4,780          183,026
Digene Corp.*+                                           4,280          181,515
Laboratory Corporation of
  America Holdings*                                      2,469          179,323
Par Pharmaceutical Cos., Inc.*+                          7,010          176,091
Alpharma, Inc. -- Class A                                7,240          174,339
Medimmune, Inc.*+                                        4,684          170,451
DJ Orthopedics, Inc.*                                    4,420          167,518
LCA-Vision, Inc.+                                        4,040          166,408
Amedisys, Inc.*                                          5,110          165,717
Kendle International, Inc.*+                             4,640          164,813
Invitrogen Corp.*                                        2,576          163,962
Health Management Associates,
  Inc. -- Class A                                       14,956          162,572
Centene Corp.*+                                          7,732          162,295
Martek Biosciences Corp.*+                               7,694          158,650
AMN Healthcare Services,
  Inc.*                                                  6,990          158,114
Vital Signs, Inc.                                        3,033          157,655
PharmaNet Development
  Group, Inc.*+                                          5,970          155,220
Perrigo Co.+                                             8,744          154,419

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
ICU Medical, Inc.*                                       3,920   $      153,664
Datascope Corp.+                                         4,237          153,337
WebMD Health Corp.*                                      2,900          152,627
Greatbatch, Inc.*+                                       5,890          150,195
Cross Country Healthcare,
  Inc.*+                                                 8,230          150,033
Kensey Nash Corp.*                                       4,850          147,925
Odyssey HealthCare, Inc.*                               10,983          144,207
Bradley Pharmaceuticals, Inc.*                           7,288          139,857
Invacare Corp.+                                          7,970          138,997
Savient Pharmaceuticals, Inc.*+                         10,388          124,864
Tenet Healthcare Corp.*+                                19,134          123,032
Merit Medical Systems, Inc.*+                            9,400          117,970
Health Net, Inc.*                                        2,144          115,369
Kinetic Concepts, Inc.*+                                 2,271          115,003
Waters Corp.*                                            1,774          102,892
IMS Health, Inc.                                         3,455          102,475
Varian Medical Systems, Inc.*+                           2,121          101,150
Applera Corp. - Applied
  Biosystems Group                                       2,696           79,721
DENTSPLY International, Inc.                             2,376           77,814
King Pharmaceuticals, Inc.*+                             3,867           76,064
Henry Schein, Inc.*                                      1,274           70,299
Triad Hospitals, Inc.*                                   1,332           69,597
Mylan Laboratories, Inc.+                                3,258           68,874
Matria Healthcare, Inc.*                                 2,610           68,800
Intuitive Surgical, Inc.*+                                 543           66,013
Cerner Corp.*+                                           1,078           58,697
Abraxis BioScience, Inc.*                                2,001           53,447
Edwards Lifesciences Corp.*+                             1,030           52,221
Manor Care, Inc.                                           919           49,957
Millipore Corp.*+                                          601           43,554
Cytyc Corp.*                                             1,267           43,344
Millennium Pharmaceuticals,
  Inc.*+                                                 3,622           41,146
Pharmaceutical Product
  Development, Inc.                                      1,205           40,596
ResMed, Inc.*+                                             752           37,878
WellCare Health Plans, Inc.*                               443           37,766
Cyberonics, Inc.*+                                       1,976           37,109
Dade Behring Holdings, Inc.                                831           36,439
Hillenbrand Industries, Inc.+                              580           34,435
ImClone Systems, Inc.*                                     770           31,393
Community Health Systems,
  Inc.*                                                    844           29,751
Arqule, Inc.*                                            3,428           25,573
Hooper Holmes, Inc.*                                     5,573           24,911
Theragenics Corp.*                                       3,551           22,229
Hologic, Inc.*+                                            380           21,903
VCA Antech, Inc.*+                                         600           21,786
CryoLife, Inc.*                                          2,030           17,072

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Respironics, Inc.*+                                        400   $       16,796
PerkinElmer, Inc.                                          650           15,743
Osteotech, Inc.*                                         1,823           13,928
Watson Pharmaceuticals, Inc.*                              380           10,043
Noven Pharmaceuticals, Inc.*                               360            8,352
Pediatrix Medical Group, Inc.*                             140            7,988
Idexx Laboratories, Inc.*                                   70            6,134
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $40,476,782)                                                 46,726,416
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 5.06%
  Due 04/02/07                                         406,604          406,604
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $406,604)                                                       406,604
                                                                 --------------
SECURITIES LENDING COLLATERAL 21.7%
Investment in Securities Lending Short
  Term
     Investment Portfolio held
        by U.S. Bank                                10,180,701       10,180,701
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,180,701)                                                   10,180,701
                                                                 ==============
TOTAL INVESTMENTS 122.1%
  (Cost $51,064,087)                                             $   57,313,721
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (22.1)%                                               $  (10,367,114)
                                                                 --------------
NET ASSETS - 100.0%                                              $   46,946,607

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.2%

Cisco Systems, Inc.*                                    18,741   $      478,458
Google, Inc. -- Class A*                                   874          400,432
Qualcomm, Inc.                                           8,334          355,529
Time Warner, Inc.+                                      17,074          336,699
Yahoo!, Inc.*+                                           9,128          285,615
eBay, Inc.*+                                             8,522          282,504
Research In Motion, Ltd.*+                               1,478          201,732
Sun Microsystems, Inc.*+                                31,908          191,767
Qwest Communications
  International, Inc.*+                                 19,494          175,251
Amazon.com, Inc.*                                        4,180          166,322
Broadcom Corp. -- Class A*                               4,791          153,647
Symantec Corp.*+                                         8,395          145,234
Juniper Networks, Inc.*+                                 6,909          135,969
IAC/InterActiveCorp*+                                    3,409          128,553
Intuit, Inc.*                                            4,381          119,864
E*Trade Financial Corp.*+                                5,492          116,540
Akamai Technologies, Inc.*+                              2,200          109,824
VeriSign, Inc.*                                          4,033          101,309
Monster Worldwide, Inc.*                                 2,076           98,340
Check Point Software
  Technologies Ltd.*                                     4,199           93,554
WebEx Communications,
  Inc.*                                                  1,563           88,872
McAfee, Inc.*+                                           2,994           87,066
Red Hat, Inc.*+                                          3,722           85,346
BEA Systems, Inc.*                                       7,061           81,837
Emdeon Corp.*                                            4,636           70,143
CheckFree Corp.*+                                        1,879           69,692
F5 Networks, Inc.*                                         950           63,346
aQuantive, Inc.*+                                        2,251           62,825
Priceline.com, Inc.*+                                    1,171           62,368
Ciena Corp.*+                                            2,202           61,546
Palm, Inc.*+                                             3,376           61,207
Digital River, Inc.*                                     1,088           60,112
Foundry Networks, Inc.*+                                 3,998           54,253
TIBCO Software, Inc.*                                    5,997           51,094
Netflix, Inc.*+                                          2,108           48,885
j2 Global Communications,
  Inc.*+                                                 1,683           46,653
CNET Networks, Inc.*+                                    5,234           45,588
Websense, Inc.*+                                         1,778           40,876
United Online, Inc.+                                     2,793           39,186
EarthLink, Inc.*+                                        5,313           39,051
RealNetworks, Inc.*                                      4,926           38,669
S1 Corp.*                                                4,554           27,324
webMethods, Inc.*                                        3,523           25,330
NetBank, Inc.                                            4,215            9,315
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $3,240,749)                                                   5,397,727
                                                                 --------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S.
  Treasury Obligations

Lehman Brothers, Inc. at
5.06%  due 04/02/07                                     38,666   $       38,666
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $38,666)                                                         38,666
                                                                 --------------
SECURITIES LENDING COLLATERAL 25.2%
Investment in Securities Lending Short
Term
     Investment Portfolio
     Held by U.S. Bank                               1,373,441        1,373,441
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,373,441)                                                     1,373,441
                                                                 ==============
TOTAL INVESTMENTS 125.1%
  (Cost $4,652,856)                                              $    6,809,834
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (25.1)%                                               $   (1,368,007)
                                                                 --------------
NET ASSETS - 100.0%                                              $    5,441,827

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31,2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.0%

Walt Disney Co.+                                         53,816   $   1,852,885
Time Warner, Inc.+                                       92,476       1,823,627
McDonald's Corp.                                         37,026       1,668,021
News Corp. -- Class A                                    70,288       1,625,059
Las Vegas Sands Corp.*+                                  13,547       1,173,306
Carnival Corp.+                                          24,300       1,138,698
Viacom, Inc. - Class B*                                  27,350       1,124,358
MGM Mirage, Inc.*+                                       15,324       1,065,324
Starbucks Corp.*+                                        32,126       1,007,471
Marriott International, Inc. --
  Class A+                                               20,210         989,482
Harrah's Entertainment, Inc.                             10,429         880,729
Yum! Brands, Inc.+                                       14,675         847,628
Hilton Hotels Corp.+                                     23,347         839,558
Starwood Hotels & Resorts
  Worldwide, Inc.                                        12,881         835,333
Electronic Arts, Inc.*+                                  16,553         833,609
Mattel, Inc.                                             28,214         777,860
International Game Technology,
  Inc.                                                   18,616         751,714
Wynn Resorts Ltd.+                                        7,139         677,206
Wyndham Worldwide Corp.*                                 17,120         584,648
Darden Restaurants, Inc.+                                13,329         549,022
Tim Hortons, Inc.                                        17,670         537,521
Activision, Inc.*+                                       27,970         529,752
Eastman Kodak Co.+                                       23,165         522,602
Station Casinos, Inc.                                     5,790         501,240
Hasbro, Inc.+                                            16,593         474,892
Brinker International, Inc.                              13,990         457,473
Boyd Gaming Corp.                                         9,330         444,481
CTC Media, Inc.*                                         16,950         435,276
Penn National Gaming, Inc.*+                             10,010         424,624
Wendy's International, Inc.                              13,017         407,432
Scientific Games Corp. -- Class A*+                      12,090         396,915
Brunswick Corp.+                                         11,820         376,467
OSI Restaurant Partners, Inc.+                            9,517         375,921
Burger King Holdings, Inc.+                              17,400         375,840
Jack in the Box, Inc.*                                    5,275         364,661
DreamWorks Animation SKG, Inc.
  -- Class A*+                                           11,870         362,985
THQ, Inc.*                                                9,774         334,173
Cheesecake Factory, Inc.*+                               12,240         326,196
Choice Hotels International, Inc.                         8,714         308,737
Polaris Industries, Inc.+                                 6,382         306,208
Warner Music Group Corp.+                                17,690         301,791
Applebee's International, Inc.+                          12,110         300,086
Panera Bread Co. -- Class A*+                             5,030         297,072

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Ruby Tuesday, Inc.+                                      10,220   $     292,292
Take-Two Interactive Software,
  Inc.*+                                                 14,090         283,773
Pool Corp.+                                               7,830         280,314
International Speedway Corp. --
  Class A                                                 5,330         275,561
Sonic Corp.*                                             12,070         268,920
Bob Evans Farms, Inc.                                     7,200         266,040
CBRL Group, Inc.+                                         5,730         265,299
CEC Entertainment, Inc.*                                  6,310         262,117
Regal Entertainment Group --
  Class A                                                13,010         258,509
WMS Industries, Inc.*                                     6,540         256,630
Live Nation, Inc.*+                                      11,550         254,793
CKE Restaurants, Inc.+                                   13,430         253,290
Callaway Golf Co.+                                       15,490         244,122
P.F. Chang's China Bistro,
  Inc.*+                                                  5,770         241,648
Pinnacle Entertainment, Inc.*+                            8,289         240,961
IHOP Corp.+                                               3,920         229,908
Papa John's International, Inc.*                          7,284         214,150
Rare Hospitality International,
  Inc.*                                                   7,050         212,134
Triarc Cos., Inc. -- Class B+                            12,300         211,437
RC2 Corp.*                                                4,750         191,852
Jakks Pacific, Inc.*+                                     7,814         186,755
Red Robin Gourmet Burgers,
  Inc.*+                                                  4,810         186,724
Landry's Restaurants, Inc.                                5,920         175,232
California Pizza Kitchen, Inc.*+                          5,180         170,370
K2, Inc.*                                                13,530         163,578
Nautilus, Inc.+                                          10,470         161,552
Steak n Shake Co.*                                        8,787         147,358
Shuffle Master, Inc.*+                                    8,070         147,277
Marcus Corp.                                              6,330         147,236
Sturm Ruger & Co., Inc.*                                 10,850         145,932
Multimedia Games, Inc.*+                                 11,970         142,443
O'Charleys, Inc.*                                         7,245         139,756
MarineMax, Inc.*+                                         5,950         137,921
Arctic Cat, Inc.                                          5,870         114,406
4Kids Entertainment, Inc.*                                5,854         110,758
Napster, Inc.*                                           23,663          97,965
                                                                  -------------

TOTAL COMMON STOCKS
  (Cost $30,422,678)                                                 37,586,896
                                                                  -------------

VARIABLE ANNUITY LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.3%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at 5.06%
Due 04/02/07                                             96,089   $      96,089
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $96,089)                                                         96,089
                                                                  -------------

SECURITIES LENDING COLLATERAL 29.2%
Investment in Securities Lending Short Term
      Investment Portfolio held
        by U.S. Bank                                 10,985,944      10,985,944
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,985,944)                                                   10,985,944
                                                                  -------------

TOTAL INVESTMENTS 129.5%
  (Cost $41,504,711)                                              $  48,668,930
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (29.5)%                                                $ (11,072,507)
                                                                  -------------

NET ASSETS - 100.0%                                               $  37,596,423

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007

VARIABLE ANNUITY PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Freeport-McMoRan Copper & Gold, Inc. -- Class B+       101,776   $    6,736,554
Newmont Mining Corp.+                                  109,778        4,609,578
Goldcorp, Inc.+                                        162,216        3,896,428
Kinross Gold Corp.*                                    281,805        3,886,091
Barrick Gold Corp.                                     112,943        3,224,523
Agnico-Eagle Mines Ltd. +                               68,363        2,421,418
Yamana Gold, Inc.+                                     168,554        2,420,436
Gold Fields Ltd. -- SP ADR+                            116,931        2,160,885
AngloGold Ashanti Ltd. -- SP ADR +                      43,370        1,933,868
Pan American Silver Corp.*+                             59,043        1,747,082
Silver Standard Resources, Inc.*+                       43,162        1,504,627
Meridian Gold, Inc.*+                                   57,943        1,479,285
Coeur d'Alene Mines Corp.*+                            334,093        1,373,122
Harmony Gold Mining Co. Ltd. -- SP ADR*                 97,378        1,353,554
Silver Wheaton Corp.*+                                 137,684        1,305,244
Novagold Resources, Inc.*+                              74,656        1,265,419
Hecla Mining Co.*+                                     139,428        1,263,218
Cia de Minas Buenaventura SA --SP ADR                   36,065        1,080,147
Golden Star Resources Ltd.*+                           229,551        1,010,024
Randgold Resources Ltd. -- SP ADR                       38,157          912,334
Northgate Minerals Corp*                               261,784          908,391
Stillwater Mining Co.*+                                 70,487          894,480
Royal Gold, Inc.+                                       28,419          855,412
Crystallex International Corp.*                        224,822          831,841
Apex Silver Mines Ltd.*+                                59,130          763,368
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $27,607,058)                                                 49,837,329
                                                                 --------------

                                                          FACE
                                                        AMOUNT
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at 5.06% due 04/02/07            357,815          357,815
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $357,815)                                                         357,815
                                                                 --------------
SECURITIES LENDING COLLATERAL 36.3%
Investment in Securities Lending Short Term
  Investment Portfolio Held by U.S. Bank            18,155,104       18,155,104
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,155,104)                                                   18,155,104
                                                                 --------------
TOTAL INVESTMENTS 136.5%
(Cost $46,119,977)                                               $   68,350,248
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (36.5)%                  $  (18,270,377)
                                                                 --------------
NET ASSETS - 100.0%                                              $   50,079,871

*    Non-Income Producing Security.

+    All or a portion of this security is on loan at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Simon Property Group, Inc.+                             21,981   $    2,445,386
General Growth Properties, Inc.+                        32,008        2,066,757
Vornado Realty Trust+                                   16,644        1,986,295
ProLogis+                                               30,310        1,968,028
Public Storage, Inc.+                                   19,571        1,852,787
Host Hotels & Resorts, Inc.+                            69,969        1,840,884
Boston Properties, Inc.+                                15,231        1,788,119
Equity Residential+                                     35,688        1,721,232
KIMCO Realty Corp.+                                     34,651        1,688,890
SL Green Realty Corp.+                                  11,652        1,598,421
Archstone-Smith Trust+                                  28,876        1,567,389
AvalonBay Communities, Inc.+                            11,182        1,453,660
CB Richard Ellis Group, Inc. -- Class A*+               38,729        1,323,757
Developers Diversified Realty Corp.+                    20,586        1,294,859
Macerich Co.+                                           13,522        1,248,892
Plum Creek Timber Co., Inc. (REIT)+                     31,548        1,243,622
Health Care Property Investors, Inc.+                   33,845        1,219,435
Realogy Corp.*                                          39,815        1,178,922
Duke Realty Corp.+                                      27,070        1,176,733
Regency Centers Corp.+                                  13,981        1,165,876
Forest City Enterprises, Inc. -- Class A+               17,241        1,141,009
Apartment Investment & Management Co. -- Class A+       19,576        1,129,339
iStar Financial, Inc.+                                  24,014        1,124,576
Federal Realty Investment Trust+                        12,138        1,099,946
AMB Property Corp.                                      18,508        1,088,085
Ventas, Inc.+                                           23,538          991,656
Liberty Property Trust+                                 20,234          985,800
Jones Lang LaSalle, Inc.                                 9,425          982,839
CapitalSource, Inc.+                                    38,523          968,083
Weingarten Realty Investors+                            20,209          961,140
New Plan Excel Realty Trust                             28,932          955,624
UDR, Inc.+                                              30,838          944,260
Hospitality Properties Trust+                           20,115          941,382
Camden Property Trust+                                  13,068          918,811
The St. Joe Co.+                                        17,430          911,763
Taubman Centers, Inc.                                   15,156          878,896
Annaly Mortgage Management, Inc.                        56,662          877,128
Rayonier, Inc.+                                         20,369          875,867
Health Care REIT, Inc.+                                 19,277          846,260

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
BRE Properties, Inc. -- Class A+                        13,113   $      828,086
CBL & Associates Properties, Inc.+                      18,419          825,908
Brandywine Realty Trust+                                24,590          821,552
Thornburg Mortgage, Inc.+                               31,484          818,584
Essex Property Trust, Inc.+                              6,316          817,796
Alexandria Real Estate Equities, Inc.+                   7,991          802,057
Douglas Emmett, Inc.                                    31,185          796,153
Realty Income Corp.+                                    28,158          794,056
Mack-Cali Realty Corp.                                  16,566          789,039
Nationwide Health Properties, Inc.+                     24,748          773,622
HRPT Properties Trust+                                  61,495          756,388
Highwoods Properties, Inc.+                             17,798          702,843
Kilroy Realty Corp.                                      9,507          701,141
Crescent Real Estate EQT Co.                            34,289          687,837
Digital Realty Trust, Inc.                              16,975          677,303
Colonial Properties Trust+                              14,804          676,099
Post Properties, Inc.+                                  14,618          668,481
First Industrial Realty Trust, Inc.+                    14,591          660,972
Equity One, Inc.+                                       24,787          656,856
FelCor Lodging Trust, Inc.                              25,214          654,808
Spirit Finance Corp.                                    43,899          654,095
LaSalle Hotel Properties+                               13,734          636,708
Potlatch Corp.+                                         13,908          636,708
Pennsylvania Real Estate Investment Trust+              14,340          635,692
Mills Corp.                                             25,168          635,240
Corporate Office Properties Trust SBI+                  13,866          633,399
Senior Housing Properties Trust+                        26,361          630,028
Healthcare Realty Trust, Inc.+                          16,326          608,960
Entertainment Properties Trust+                          9,935          598,584
Sunstone Hotel Investors, Inc.+                         21,940          598,084
BioMed Realty Trust, Inc.+                              22,651          595,721
Cousins Properties, Inc.+                               18,008          591,743
Washington Real Estate Investment Trust                 15,670          586,371
Home Properties, Inc.+                                  11,101          586,244
DiamondRock Hospitality Co.                             30,653          582,407
National Retail Properties, Inc.+                       23,919          578,601
PS Business Parks, Inc.                                  8,154          575,020
Mid-America Apartment Communities, Inc.                  9,827          552,867
Highland Hospitality Corp.                              30,865          549,397
Tanger Factory Outlet Centers, Inc.+                    13,268          535,895

--------------------------------------------------------------------------------

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------

Equity Lifestyle Properties, Inc.+                       9,716   $      524,761
Inland Real Estate Corp.+                               27,964          512,860
Eastgroup Properties, Inc.+                              9,839          502,084
U-Store-It Trust+                                       24,615          495,254
Lexington Realty Trust+                                 23,236          490,977
Sovran Self Storage, Inc.+                               8,798          487,497
Glimcher Realty Trust+                                  17,383          469,689
Saul Centers, Inc.+                                      8,231          468,344
Equity Inns, Inc.                                       27,801          455,380
Acadia Realty Trust+                                    16,730          436,151
National Health Investors, Inc.                         13,603          426,318
Parkway Properties, Inc.+                                8,103          423,382
Innkeepers USA Trust+                                   25,437          414,114
Cedar Shopping Centers, Inc.                            24,369          394,778
First Potomac Realty Trust+                             13,610          388,838
Kite Realty Group Trust                                 18,322          365,524
Medical Properties Trust Inc.+                          24,350          357,702
LTC Properties, Inc.                                    13,722          355,537
Ramco-Gershenson Properties Trust+                       9,858          352,029
Sun Communities, Inc.+                                  11,184          346,928
Winston Hotels, Inc.                                    22,136          332,704
Urstadt Biddle Properties, Inc.                         14,811          289,703
Universal Health Realty Income Trust                     8,038          287,359
Associated Estates Realty Corp.                         16,099          226,835
Monmouth Real Estate Investment Corp. -- Class A        22,888          197,295
American Land Lease, Inc.                                7,889          197,225
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $68,125,322)                                                   87,563,021
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc at 5.06% due 04/02/07             454,843          454,843
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $454,843)                                                         454,843
                                                                 --------------
SECURITIES LENDING COLLATERAL 36.0%
Investment in Securities Lending Short Term
  Investment Portfolio held by U.S. Bank            31,693,301       31,693,301
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $31,693,301)                                                   31,693,301
                                                                 --------------
TOTAL INVESTMENTS 136.1%
(Cost $100,273,466)                                              $  119,711,165
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (36.1)%                  $  (31,777,493)
                                                                 --------------
NET ASSETS - 100.0%                                              $   87,933,672

*    Non-Income Producing Security.

+    All or a portion of this security is on loan at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Wal-Mart Stores, Inc.                                    33,026   $   1,550,571
Home Depot, Inc.+                                        25,179         925,076
Target Corp.+                                            13,633         807,892
Lowe's Cos., Inc.+                                       24,446         769,805
Walgreen Co.+                                            16,450         754,890
CVS Corp.+                                               18,178         620,597
Sears Holdings Corp.*                                     3,432         618,309
Federated Department Stores, Inc.+                       13,216         595,381
Kohl's Corp.*+                                            7,704         590,203
Costco Wholesale Corp.+                                  10,288         553,906
Best Buy Co., Inc.+                                      10,940         532,997
J.C. Penney Co., Inc.+                                    6,044         496,575
Staples, Inc.+                                           18,684         482,795
Amazon.com, Inc.*+                                       11,592         461,246
Liberty Media Corp - Interactive*                        18,980         452,104
Nordstrom, Inc.+                                          7,840         415,442
The Gap, Inc.                                            22,915         394,367
Bed Bath & Beyond, Inc.*+                                 9,495         381,414
TJX Cos., Inc.+                                          13,845         373,261
IAC/InterActiveCorp*+                                     9,404         354,625
Limited Brands, Inc.+                                    13,419         349,699
AutoZone, Inc.*                                           2,675         342,774
Sherwin-Williams Co.+                                     5,180         342,087
Office Depot, Inc.*                                       9,585         336,817
Genuine Parts Co.                                         6,720         329,280
Dollar General Corp.+                                    15,370         325,075
Expedia, Inc.*+                                          13,545         313,973
Tiffany & Co.                                             6,600         300,168
Abercrombie & Fitch Co. -- Class A+                       3,926         297,120
American Eagle Outfitters, Inc.+                          9,274         278,127
RadioShack Corp.+                                         9,830         265,705
Ross Stores, Inc.                                         7,518         258,619
Petsmart, Inc.                                            7,616         251,023
Chico's FAS, Inc.*+                                      10,172         248,502
Urban Outfitters, Inc.*+                                  9,324         247,179
Dollar Tree Stores, Inc.*+                                6,341         242,480
Big Lots, Inc.*+                                          7,720         241,482
CarMax, Inc.*                                             9,740         239,020
Advance Auto Parts, Inc.                                  6,095         234,962
Family Dollar Stores, Inc.                                7,900         233,998
Williams-Sonoma, Inc.+                                    6,581         233,362
AutoNation, Inc.*+                                       10,968         232,960
OfficeMax, Inc.+                                          4,330         228,364
Foot Locker, Inc.                                         9,280         218,544
O'Reilly Automotive, Inc.*+                               6,508         215,415

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
GameStop Corp. -- Class A*                                6,580   $     214,311
Saks, Inc.                                                9,820         204,649
Rite Aid Corp.*                                          35,334         203,877
AnnTaylor Stores Corp.*                                   5,132         199,019
Men's Wearhouse, Inc.+                                    4,130         194,316
Circuit City Stores, Inc.                                10,355         191,878
Claire's Stores, Inc.                                     5,761         185,043
Dick's Sporting Goods, Inc.*                              3,160         184,102
Aeropostale, Inc.*                                        4,431         178,259
Barnes & Noble, Inc.                                      4,461         175,986
BJ's Wholesale Club, Inc.*                                5,130         173,548
Dillard's, Inc. -- Class A+                               5,240         171,505
Longs Drug Stores Corp.                                   3,292         169,999
Tractor Supply Co.*+                                      3,274         168,611
Payless Shoesource, Inc.*                                 5,030         166,996
Sally Beauty Holdings, Inc.*+                            16,750         153,932
Rent-A-Center, Inc.*                                      5,312         148,630
United Auto Group, Inc.+                                  6,940         140,882
Children's Place Retail Stores, Inc.*+                    2,492         138,954
Coldwater Creek, Inc.*+                                   6,754         136,971
Pacific Sunwear of California, Inc.*                      6,571         136,874
Charming Shoppes, Inc.*                                  10,470         135,586
Nutri/System, Inc.*+                                      2,566         134,484
PEP Boys-Manny Moe & Jack                                 6,856         130,881
99 Cents Only Stores*+                                    8,450         124,469
Guitar Center, Inc.*+                                     2,756         124,351
Zale Corp.*+                                              4,600         121,348
Gymboree Corp.*                                           3,010         120,611
Borders Group, Inc.+                                      5,846         119,375
Aaron Rents, Inc.+                                        4,510         119,244
Stage Stores, Inc.                                        5,060         117,949
Dress Barn, Inc.*+                                        5,626         117,077
Tween Brands, Inc.*                                       3,160         112,875
Genesco, Inc.*                                            2,660         110,470
Hibbett Sports Inc.*                                      3,720         106,355
Select Comfort Corp.*+                                    5,962         106,124
Sonic Automotive, Inc.                                    3,667         104,510
Stein Mart, Inc.                                          6,294         102,718
Jo-Ann Stores, Inc.*                                      3,703         100,907
Group 1 Automotive, Inc.                                  2,440          97,039
Christopher & Banks Corp.                                 4,810          93,651
Cato Corp. -- Class A                                     3,991          93,349
Blue Nile, Inc.*+                                         2,280          92,705
Jos. A. Bank Clothiers, Inc.*+                            2,608          92,193
Fred's, Inc.+                                             6,109          89,802
Tuesday Morning Corp.+                                    5,786          85,864
Keystone Automotive Industries, Inc.*+                    2,440          82,228
Finish Line, Inc. -- Class A                              6,164          77,666

--------------------------------------------------------------------------------

VARIABLE ANNUITY RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
HOT Topic, Inc.*                                          6,742   $      74,836
Building Material Holding Corp.+                          3,796          68,746
Midas, Inc.*+                                             3,000          64,710
Audiovox Corp. -- Class A*                                4,234          62,367
Stamps.com, Inc.*+                                        4,296          61,734
PetMed Express, Inc.*+                                    4,668          55,316
Haverty Furniture Cos., Inc.+                             3,808          53,312
Cost Plus, Inc.*+                                         5,146          51,460
                                                                  -------------
TOTAL COMMON STOCKS
(Cost $19,425,194)                                                   25,982,845
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury Obligations

  Lehman Brothers, Inc at 5.06% due 04/02/07            175,138         175,138
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $175,138)                                                      175,138
                                                                  -------------

SECURITIES LENDING COLLATERAL 28.7%
Investment in Securities Lending Short Term
      Investment Portfolio held by U.S. Bank          7,491,507       7,491,507
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,491,507)                                                  7,491,507
                                                                  -------------

TOTAL INVESTMENTS 129.0%
   (Cost $27,091,839)                                             $  33,649,490
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (29.0)%                   $  (7,555,105)
                                                                  -------------

NET ASSETS - 100.0%                                               $  26,094,385

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Microsoft Corp.                                          25,088   $     699,203
International Business Machines
  Corp.                                                   5,643         531,909
Cisco Systems, Inc. *                                    18,818         480,424
Intel Corp.                                              23,951         458,183
Google, Inc. -- Class A*                                    975         446,706
Hewlett-Packard Co.                                       8,896         357,085
Yahoo!, Inc.+ *                                          10,869         340,091
Oracle Corp. *                                           18,591         337,055
Texas Instruments, Inc.+                                 10,923         328,782
Dell, Inc. *                                             14,162         328,700
eBay, Inc.+ *                                             9,910         328,516
Apple Computer, Inc.* +                                   3,415         317,288
Motorola, Inc.+                                          16,985         300,125
Qualcomm, Inc.                                            6,995         298,407
EMC Corp.+ *                                             20,367         282,083
Western Union Co.                                         9,900         217,305
Fidelity National Information
  Services, Inc.                                          4,633         210,616
Electronic Arts, Inc.+ *                                  4,146         208,793
Sun Microsystems, Inc.+ *                                34,258         205,891
Corning, Inc.+ *                                          8,868         201,658
Network Appliance, Inc. *                                 5,467         199,655
Juniper Networks, Inc.+ *                                 9,762         192,116
Paychex, Inc.+                                            4,666         176,701
MEMC Electronic Materials, Inc.*                          2,897         175,500
Maxim Integrated Products, Inc.                           5,926         174,224
Applied Materials, Inc. +                                 9,445         173,032
Agilent Technologies, Inc.*                               5,134         172,964
National Semiconductor Corp.+                             7,148         172,553
Computer Sciences Corp. *                                 3,301         172,081
Nvidia Corp. *                                            5,958         171,471
Intuit, Inc. *                                            6,242         170,781
Micron Technology, Inc. *                                14,035         169,543
Microchip Technology, Inc.+                               4,741         168,448
Autodesk, Inc.*                                           4,446         167,170
Cognizant Technology Solutions
  Corp. -- Class A+*                                      1,786         157,650
Automatic Data Processing, Inc.                           3,108         150,427
Salesforce.com, Inc.*+                                    3,490         149,442
Iron Mountain, Inc.*                                      5,634         147,216
Adobe Systems, Inc.*                                      3,428         142,948
Advanced Micro Devices,
   Inc.* +                                               10,916         142,563
Avaya, Inc.*                                             11,943         141,047
BEA Systems, Inc. *                                      11,880         137,689
Broadcom Corp. -- Class A*                                4,287         137,484

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
MasterCard, Inc.+                                         1,290         137,050
First Data Corp.                                          4,707         126,618
Zebra Technologies Corp. --
  Class A*                                                3,263         125,984
Cypress Semiconductor Corp.*+                             6,767         125,528
CheckFree Corp.+ *                                        3,378         125,290
Ingram Micro, Inc. -- Class A*                            6,479         125,109
VeriFone Holdings, Inc.*+                                 3,401         124,919
Western Digital Corp.*+                                   7,427         124,848
Novell, Inc.+ *                                          17,220         124,328
Analog Devices, Inc.                                      3,539         122,060
International Rectifier Corp.*+                           3,153         120,476
Ciena Corp.+ *                                            4,290         119,906
Sybase, Inc.*+                                            4,700         118,816
Parametric Technology Corp.*+                             6,196         118,282
Molex, Inc.+                                              4,138         116,692
Akamai Technologies, Inc.*+                               2,300         114,816
Tektronix, Inc.+                                          4,065         114,470
QLogic Corp.*+                                            6,708         114,036
National Instruments Corp.+                               4,305         112,920
MoneyGram International, Inc.+                            4,056         112,595
Fairchild Semiconductor
  International, Inc.*+                                   6,730         112,526
Fair Isaac Corp.                                          2,845         110,045
F5 Networks, Inc.*+                                       1,630         108,688
Xerox Corp. *                                             6,429         108,586
Ceridian Corp.*+                                          3,046         106,123
Tech Data Corp.*                                          2,961         106,033
Spansion, Inc.*                                           8,494         103,542
MPS Group, Inc.*+                                         7,280         103,012
Mentor Graphics Corp.*+                                   6,270         102,452
Acxiom Corp. +                                            4,787         102,394
Global Payments, Inc.                                     2,986         101,703
Convergys Corp. *                                         3,983         101,208
Macrovision Corp.*+                                       4,040         101,202
BISYS Group, Inc.*                                        8,800         100,848
Benchmark Electronics, Inc.*+                             4,790          98,961
Electronic Data Systems
   Corp.+                                                 3,561          98,568
CSG Systems International,
  Inc.*+                                                  3,907          97,753
CA, Inc.+                                                 3,768          97,629
McAfee, Inc.*+                                            3,351          97,447
SRA International, Inc. -- Class
  A*+                                                     4,000          97,440
Imation Corp.                                             2,390          96,508
Tellabs, Inc.+ *                                          9,741          96,436
Avocent Corp.* +                                          3,560          96,013
Keane, Inc.*                                              7,024          95,386

-------------------------------------------------------------------------------

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Advent Software, Inc.*                                    2,720   $      94,846
Harris Corp.+                                             1,852          94,359
Utstarcom, Inc.*+                                        11,290          93,594
Diodes, Inc.*+                                            2,640          92,004
Cognex Corp.+                                             4,230          91,664
JDS Uniphase Corp.+ *                                     5,973          90,969
SYKES Enterprises, Inc.*                                  4,950          90,288
NAVTEQ Corp.*+                                            2,600          89,700
Manhattan Associates, Inc.*+                              3,260          89,422
C-COR, Inc.*                                              6,420          88,981
Veeco Instruments, Inc.*                                  4,560          88,920
Park Electrochemical Corp.+                               3,270          88,682
Photronics, Inc.*+                                        5,700          88,635
MapInfo Corp.*                                            4,387          88,310
Newport Corp.*+                                           5,350          87,580
Scansource, Inc.*+                                        3,250          87,230
Symantec Corp.+ *                                         5,010          86,673
Insight Enterprises, Inc.*                                4,820          86,664
Electro Scientific Industries,
  Inc.*                                                   4,480          86,195
Black Box Corp.                                           2,350          85,869
CTS Corp.+                                                6,140          84,855
DSP Group, Inc.*+                                         4,449          84,531
Rogers Corp.*                                             1,900          84,265
Bankrate, Inc.*+                                          2,390          84,224
CDW Corp.+                                                1,353          83,115
Flir Systems, Inc.*+                                      2,320          82,754
Hyperion Solutions Corp.*                                 1,593          82,565
Digi International, Inc.*                                 6,430          81,661
Supertex, Inc.*                                           2,440          81,032
ValueClick, Inc.*+                                        3,090          80,742
Symmetricom, Inc.*                                        9,690          80,427
Actel Corp.*                                              4,850          80,122
Novellus Systems, Inc.+ *                                 2,494          79,858
Cohu, Inc.                                                4,230          79,524
Riverbed Technology, Inc.*+                               2,850          78,774
Brightpoint, Inc.*                                        6,840          78,250
KLA-Tencor Corp.+                                         1,466          78,167
Sonic Solutions, Inc.*+                                   5,480          77,268
Radiant Systems, Inc.*                                    5,880          76,616
Jabil Circuit, Inc.                                       3,479          74,485
PC-Tel, Inc.*                                             7,301          74,251
SanDisk Corp.+ *                                          1,646          72,095
Pericom Semiconductor Corp.*                              7,360          71,981
Fiserv, Inc. *                                            1,356          71,949
Linear Technology Corp.+                                  2,267          71,615
Cree, Inc.*+                                              4,250          69,955
Planar Systems, Inc.*+                                    8,000          69,360
NCR Corp. *                                               1,427          68,168
Aeroflex, Inc.*                                           5,140          67,591
Micros Systems, Inc.*+                                    1,250          67,488

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
BMC Software, Inc.* +                                     2,175   $      66,968
Solectron Corp.+ *                                       21,061          66,342
Xilinx, Inc.+                                             2,552          65,663
Amphenol Corp. -- Class A                                 1,005          64,893
Wind River Systems, Inc.*+                                6,490          64,511
Standard Microsystems Corp.*                              2,070          63,218
Plexus Corp.*                                             3,560          61,054
Hewitt Associates, Inc. -- Class
  A*                                                      2,020          59,045
Altiris, Inc.*                                            1,770          58,251
Neoware, Inc.*+                                           5,760          58,003
Avnet, Inc.* +                                            1,595          57,643
Silicon Laboratories, Inc.*+                              1,900          56,848
Total System Services, Inc.                               1,744          55,546
Sanmina-SCI Corp.+ *                                     15,159          54,876
Altera Corp.* +                                           2,706          54,093
Dycom Industries, Inc.*+                                  2,040          53,162
Unisys Corp.+ *                                           5,939          50,066
Citrix Systems, Inc.+ *                                   1,487          47,629
Rambus, Inc.*+                                            2,240          47,600
Powerwave Technologies, Inc.*+                            8,299          47,221
Cadence Design Systems, Inc.+ *                           2,239          47,153
PMC - Sierra, Inc.+ *                                     6,690          46,897
3Com Corp.*                                              11,880          46,451
VeriSign, Inc.+ *                                         1,845          46,346
Affiliated Computer Services,
  Inc. -- Class A*+                                         768          45,220
SPSS, Inc.*                                               1,240          44,764
Semtech Corp.*                                            3,320          44,754
Agere Systems, Inc.*                                      1,949          44,086
Intersil Corp. -- Class A+                                1,594          42,225
Lam Research Corp.+ *                                       886          41,943
DST Systems, Inc.*+                                         532          40,006
Skyworks Solutions, Inc.*                                 6,935          39,876
Sabre Holdings Corp.                                      1,160          37,990
Activision, Inc. *+                                       1,942          36,781
Compuware Corp. *                                         3,859          36,622
Arrow Electronics, Inc.* +                                  941          35,523
Triquint Semiconductor, Inc.*+                            6,607          33,035
Daktronics, Inc.+                                         1,180          32,379
WebEx Communications, Inc.*                                 560          31,842
Talx Corp.+                                                 960          31,805
KEMET Corp.*                                              4,120          31,518
Gerber Scientific, Inc.*+                                 2,948          31,278
Alliance Data Systems Corp.* +                              504          31,056
Lattice Semiconductor Corp.*                              5,209          30,473
Red Hat, Inc.*+                                           1,314          30,130
LSI Logic Corp.+ *                                        2,826          29,503
Secure Computing Corp.*+                                  3,785          29,145
Adaptec, Inc.*                                            6,531          25,275

-------------------------------------------------------------------------------

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Intevac, Inc.*                                              940   $      24,788
Mettler Toledo International,
  Inc.*                                                     269          24,094
Factset Research Systems, Inc.                              338          21,243
Synopsys, Inc.*                                             806          21,141
Carreker Corp.*                                           2,497          20,026
Gevity HR, Inc.                                           1,000          19,740
Kopin Corp.*                                              5,807          19,628
Trimble Navigation Ltd.*                                    720          19,325
CommScope, Inc.*+                                           450          19,305
Phoenix Technologies, Ltd.*                               3,050          19,063
Teradyne, Inc.+ *                                         1,116          18,459
Ansys, Inc.*+                                               360          18,277
j2 Global Communications, Inc.*+                            650          18,018
Varian Semiconductor Equipment
  Associates, Inc.*+                                        332          17,722
Polycom, Inc.*+                                             513          17,098
Napster, Inc.*                                            4,122          17,065
ADC Telecommunications, Inc.* +                             960          16,070
Anixter International, Inc.*+                               240          15,826
Cymer, Inc.*+                                               370          15,374
MIVA, Inc.*+                                              3,973          15,256
Dolby Laboratories, Inc. --
  Class A*                                                  440          15,184
Diebold, Inc.                                               304          14,504
RF Micro Devices, Inc.*+                                  2,320          14,454
Gartner, Inc. -- Class A*+                                  544          13,029
AVX Corp.                                                   805          12,236
Atmel Corp.*                                              2,024          10,181
Harmonic, Inc.*                                           1,000           9,820
Vishay Intertechnology, Inc.*                               513           7,172
Kronos, Inc.*                                               110           5,885
Technitrol, Inc.                                            220           5,762
Jack Henry & Associates, Inc.+                              219           5,267
Palm, Inc.*+                                                170           3,082
THQ, Inc.*                                                   90           3,077
Take-Two Interactive Software,
  Inc.*+                                                     90           1,813
Coherent, Inc.*                                              50           1,587
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $19,581,475)                                                 22,576,029
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
0.4%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
   5.06% due 04/02/07                                    99,491   $      99,491
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $99,491)                                                        99,491
                                                                  -------------
SECURITIES LENDING COLLATERAL 22.4%
Investment in Securities Lending Short
Term

Investment Portfolio Held by
   U.S. Bank                                          5,078,068       5,078,068
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,078,068)                                                  5,078,068
                                                                  -------------
TOTAL INVESTMENTS 122.4%
  (Cost $24,759,034)                                              $  27,753,588
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (22.4)%                                                $  (5,087,102)
                                                                  -------------
NET ASSETS - 100.0%                                               $  22,666,486

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

AT&T, Inc.                                             104,930   $    4,137,390
Cisco Systems, Inc.*                                   113,782        2,904,854
Vodafone Group PLC -- SP ADR+                          105,167        2,824,786
Verizon Communications, Inc.+                           68,251        2,588,078
Nokia OYJ -- SP ADR+                                   108,984        2,497,913
Qualcomm, Inc.+                                         50,606        2,158,852
Sprint Nextel Corp.+                                    92,610        1,755,886
Corning, Inc.*+                                         69,700        1,584,978
Motorola, Inc.+                                         84,490        1,492,938
Alltel Corp.                                            19,141        1,186,742
Alcatel-Lucent SA -- SP ADR.+                           96,428        1,139,779
Qwest Communications International, Inc.*+             118,374        1,064,182
American Tower Corp. -- Class A*                        26,122        1,017,452
NII Holdings, Inc. -- Class B*+                         12,070          895,353
Juniper Networks, Inc. *+                               41,960          825,773
Embarq Corp.                                            13,112          738,861
Level 3 Communications, Inc. *+                        113,220          690,642
Windstream Corp.+                                       45,471          667,969
Harris Corp.+                                           12,906          657,561
Crown Castle International Corp.*+                      19,554          628,270
Citizens Communications Co.+                            41,410          619,079
CenturyTel, Inc.+                                       12,624          570,479
Leap Wireless International, Inc. -- Class B*            8,170          539,057
Avaya, Inc.*                                            43,757          516,770
U.S. Cellular Corp.*                                     6,778          497,844
Tellabs, Inc. *+                                        49,413          489,189
CommScope, Inc.*+                                       10,925          468,683
Telephone & Data Systems, Inc.                           7,540          449,535
SBA Communications Corp.*+                              15,040          444,432
Polycom, Inc.*+                                         13,028          434,223
JDS Uniphase Corp.*+                                    26,333          401,052
F5 Networks, Inc.*+                                      5,712          380,876
Ciena Corp.*+                                           13,363          373,496
ADC Telecommunications, Inc.* +                         21,483          359,625
NeuStar, Inc.*+                                         11,752          334,227
ADTRAN, Inc.+                                           13,324          324,439
Andrew Corp.* +                                         30,210          319,924
Riverbed Technology, Inc.*+                             11,460          316,754
3Com Corp.*                                             76,430          298,841
Plantronics, Inc.                                       11,679          275,858
Dycom Industries, Inc.*+                                10,515          274,021
Cincinnati Bell, Inc.*+                                 56,616          266,095

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Avocent Corp.* +                                         9,467   $      255,325
ViaSat, Inc.*                                            7,642          251,957
Harmonic, Inc.*+                                        24,617          241,739
Netgear, Inc.*                                           8,444          240,907
Utstarcom, Inc.*+                                       28,484          236,132
Comtech Telecommunications Corp.*+                       5,974          231,373
Blue Coat Systems, Inc.*+                                6,010          220,747
C-COR, Inc.*                                            15,860          219,820
Inter-Tel, Inc.                                          8,565          202,477
Powerwave Technologies, Inc.*+                          34,192          194,552
General Communication, Inc. -- Class A*+                13,824          193,536
Black Box Corp.                                          5,006          182,919
CT Communications, Inc.+                                 7,280          175,448
Bel Fuse, Inc. -- Class B                                3,945          152,711
Network Equipment Technologies, Inc.*                   15,670          151,999
Symmetricom, Inc.*                                      17,266          143,308
Ditech Networks, Inc.*                                  16,944          137,585
Digi International, Inc.*                               10,510          133,477
PC-Tel, Inc.*                                           11,993          121,969
Tollgrade Communications, Inc.*                          8,881          111,545
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $35,743,240)                                                 44,212,284
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 0.2%
Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 5.06% due 04/02/07             84,615           84,615
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $84,615)                                                           84,615
                                                                 --------------
SECURITIES LENDING COLLATERAL 29.8%
Investment in Securities Lending Short Term
      Investment Portfolio held by U.S. Bank        13,232,205       13,232,205
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,232,205)                                                   13,232,205
                                                                 --------------
TOTAL INVESTMENTS 129.5%
(Cost $49,060,060)                                               $   57,529,104
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (29.5)%                  $  (13,107,233)
                                                                 --------------
NET ASSETS - 100.0%                                              $   44,421,871

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

United Parcel Service, Inc. --
  Class B+                                              38,672   $    2,710,907
FedEx Corp.                                             21,850        2,347,346
Burlington Northern Santa Fe
  Corp.                                                 28,824        2,318,314
Union Pacific Corp.                                     22,264        2,260,909
Norfolk Southern Corp.                                  37,182        1,881,409
CSX Corp.                                               45,790        1,833,890
Southwest Airlines Co.+                                 92,042        1,353,017
Hertz Global Holdings, Inc.*+                           55,980        1,326,726
CH Robinson Worldwide, Inc.+                            25,988        1,240,927
Expeditors International
  Washington, Inc.+                                     29,180        1,205,718
AMR Corp.*                                              32,707          995,928
J.B. Hunt Transport Services,
  Inc.                                                  32,420          850,701
UAL Corp. *+                                            19,861          758,094
Avis Budget Group, Inc.*                                27,720          757,310
Kansas City Southern*+                                  21,228          755,292
US Airways Group, Inc.*                                 15,951          725,451
Laidlaw International, Inc.                             20,957          725,112
Landstar System, Inc.                                   15,301          701,398
Ryder System, Inc.+                                     13,827          682,224
Swift Transportation Co., Inc.*+                        21,589          672,713
Continental Airlines, Inc. --
  Class B*+                                             18,244          663,899
Con-way, Inc.                                           13,113          653,552
Alexander & Baldwin, Inc. +                             12,648          637,965
YRC Worldwide, Inc.*+                                   15,626          628,478
Kirby Corp.*                                            16,112          563,598
SkyWest, Inc.+                                          20,148          540,571
EGL, Inc.*                                              13,433          532,350
Heartland Express, Inc.+                                32,379          514,179
Knight Transportation, Inc.+                            28,418          506,409
JetBlue Airways Corp.*                                  43,888          505,151
Alaska Air Group, Inc.* +                               12,709          484,213
Werner Enterprises, Inc.+                               26,069          473,674
Old Dominion Freight Line, Inc.*                        15,296          440,678
HUB Group, Inc. -- Class A*+                            14,953          433,487
Forward Air Corp.+                                      12,869          423,133
AirTran Holdings, Inc.*+                                35,939          369,094
Arkansas Best Corp.                                     10,131          360,157
Mesa Air Group, Inc.*+                                  25,417          191,390
Frontier Airlines Holdings,
  Inc.*+                                                29,120          175,011
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $26,088,611)                                                 35,200,375
                                                                 --------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  5.06% due  04/02/07                                  187,994   $      187,994
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $187,994)                                                         187,994
                                                                 --------------
SECURITIES LENDING COLLATERAL 21.1%
Investment in Securities Lending Short Term
Investment Portfolio held by
U.S. Bank                                            7,446,011        7,446,011
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,446,011)                                                     7,446,011
                                                                 --------------
TOTAL INVESTMENTS 121.2%
(Cost $33,722,616)                                               $   42,834,380
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (21.2)%                                               $   (7,480,791)
                                                                 --------------
NET ASSETS - 100.0%                                              $   35,353,589

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007

--------------------------------------------------------------------------------

VARIABLE ANNUITY UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
-------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.3%

Exelon Corp.                                            49,594  $     3,407,604
TXU Corp.                                               44,208        2,833,733
Dominion Resources, Inc.+                               31,029        2,754,444
FPL Group, Inc.+                                        40,834        2,497,816
Southern Co.+                                           67,538        2,475,268
Duke Energy Corp.+                                     121,931        2,473,980
Public Service Enterprise Group, Inc.+                  29,331        2,435,646
Entergy Corp.                                           22,344        2,344,332
FirstEnergy Corp.+                                      34,681        2,297,269
American Electric Power Co., Inc.                       45,796        2,232,555
Constellation Energy Group, Inc.                        24,057        2,091,756
PPL Corp.+                                              48,912        2,000,501
Edison International                                    40,612        1,995,268
PG&E Corp.+                                             41,243        1,990,800
Sempra Energy                                           32,503        1,983,008
AES Corp.*                                              82,920        1,784,438
Consolidated Edison, Inc.+                              34,714        1,772,497
Mirant Corp.*+                                          42,890        1,735,329
Progress Energy, Inc.+                                  34,164        1,723,232
NRG Energy, Inc.*+                                      22,405        1,614,056
Xcel Energy, Inc.+                                      62,733        1,548,878
Ameren Corp. +                                          29,485        1,483,095
Reliant Energy, Inc.*+                                  70,625        1,435,100
Allegheny Energy, Inc.*                                 28,680        1,409,335
Questar Corp.+                                          15,779        1,407,645
Integrys Energy Group  Inc                              24,858        1,379,868
DTE Energy Co.+                                         28,800        1,379,520
KeySpan Corp.                                           31,029        1,276,843
Equitable Resources, Inc.+                              26,084        1,260,379
NiSource, Inc.                                          50,663        1,238,204
Alliant Energy Corp. +                                  26,290        1,178,318
Pepco Holdings, Inc.+                                   40,536        1,176,355
CenterPoint Energy, Inc.+                               64,497        1,157,076
Northeast Utilities+                                    35,260        1,155,470
MDU Resources Group, Inc.+                              40,028        1,150,405
Wisconsin Energy Corp.                                  23,550        1,142,646
Oneok, Inc.                                             24,242        1,090,890
SCANA Corp.+                                            25,170        1,086,589
Dynegy, Inc. -- Class A*                               115,009        1,064,983
Pinnacle West Capital Corp.                             20,980        1,012,285
Energen Corp.+                                          19,250          979,632
CMS Energy Corp.+                                       54,905          977,309
National Fuel Gas Co.+                                  22,320          965,563
Southern Union Co.+                                     31,227          948,989
DPL, Inc.+                                              30,441          946,411
Sierra Pacific Resources*                               54,215          942,257

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
NSTAR                                                   26,378  $       926,395
AGL Resources, Inc.                                     21,141          903,144
TECO Energy, Inc.+                                      52,187          898,138
Energy East Corp.                                       36,727          894,670
OGE Energy Corp.                                        22,662          879,286
Puget Energy, Inc.                                      32,080          823,814
Aqua America, Inc.+                                     36,430          817,854
UGI Corp.+                                              29,724          793,928
Atmos Energy Corp. +                                    24,864          777,746
Great Plains Energy, Inc.+                              23,732          770,103
PNM Resources, Inc.+                                    23,488          758,662
Westar Energy, Inc.+                                    27,338          752,342
Nicor, Inc.+                                            14,809          717,052
Vectren Corp.+                                          24,686          706,020
Hawaiian Electric Industries,
  Inc.+                                                 25,966          674,856
Piedmont Natural Gas Co.+                               25,230          665,567
Duquesne Light Holdings, Inc.                           31,590          625,166
Southwest Gas Corp.+                                    15,520          603,262
WGL Holdings, Inc.+                                     18,430          589,391
Cleco Corp.                                             22,705          586,470
New Jersey Resources Corp.+                             11,320          566,566
Allete, Inc. +                                          12,030          560,839
Aquila, Inc.*                                          133,793          559,255
Northwest Natural Gas Co.+                              12,070          551,237
El Paso Electric Co.*                                   20,857          549,582
Unisource Energy Corp.                                  14,542          546,052
South Jersey Industries, Inc.                           14,090          536,125
IDACORP, Inc.                                           15,813          535,112
Avista Corp.+                                           21,527          521,599
Black Hills Corp. +                                     14,090          518,089
CH Energy Group, Inc.+                                   8,130          395,850
UIL Holding Corp.+                                      11,380          394,886
Laclede Group, Inc.                                     11,732          364,631
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $79,097,453)                                                 97,001,266
                                                                 --------------
                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at 5.06% due  04/02/07           459,430          459,430
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $459,430)                                                       459,430
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          FACE           MARKET
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 23.9%
Investment in Securities Lending Short
Term
Investment Portfolio held by
U.S. Bank                                           23,314,604   $   23,314,604
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $23,314,604)                                                   23,314,604
                                                                 --------------
TOTAL INVESTMENTS 123.7%
(Cost $102,871,487)                                              $  120,775,300
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (23.7)%                                               $  (23,104,514)
                                                                 --------------
NET ASSETS - 100.0%                                              $   97,670,786

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 52.5%

FINANCIALS 10.1%
  INSURANCE 3.6%
  MetLife, Inc. +                                         2,410   $     152,191
  Hartford Financial Services
      Group, Inc. +                                       1,210         115,652
  Chubb Corp.                                             1,900          98,173
  Genworth Financial, Inc. --
      Class A                                             2,370          82,808
  Direct General Corp.                                    3,580          76,111
  USI HOLDINGS CORP*                                      4,480          75,488
  21st Century Insurance Group                            3,460          73,352
  Hub International                                       1,730          72,106
  Bristol West Holdings, Inc.                             3,190          70,722
  SAFECO Corp. +                                            880          58,458
  Cincinnati Financial Corp.                              1,280          54,272
  UnumProvident Corp. +                                   2,020          46,521
  Old Republic International
      Corp.                                               2,090          46,231
  Fidelity National Financial,
      Inc. -- Class A                                     1,800          43,218
  American Financial Group,
      Inc. +                                                920          31,317
  Ohio Casualty Corp. +                                     970          29,052
  First American Corp.                                      310          15,723
                                                                  -------------

TOTAL INSURANCE                                                       1,141,395
                                                                  -------------

  REAL ESTATE 2.4%
  Government Properties Trust,
      Inc.                                                7,040          75,328
  Longview Fibre Co.                                      3,050          75,122
  Realogy Corp.*                                          2,530          74,913
  Winston Hotels, Inc.                                    4,875          73,271
  Spirit Finance Corp.                                    4,450          66,305
  Public Storage, Inc. +                                    700          66,269
  AvalonBay Communities, Inc. +                             420          54,600
  Apartment Investment &
      Management Co. -- Class A+                            650          37,499
  Brookfield Asset Management,
      Inc. -- Class A                                       680          35,537
  Brookfield Properties Corp.                               630          25,389
  Forest City Enterprises, Inc.
      -- Class A+                                           340          22,501
  Liberty Property Trust +                                  400          19,488
  CB Richard Ellis Group, Inc.
      -- Class A*                                           460          15,723
  The St. Joe Co. +                                         280          14,647

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Jones Lang LaSalle, Inc.                                  130   $      13,557
  General Growth Properties,
      Inc. +                                                160          10,331
  ProLogis +                                                140           9,090
  Host Hotels & Resorts, Inc.                               340           8,945
  KIMCO Realty Corp. +                                      160           7,798
  Equity Residential +                                      160           7,717
  Archstone-Smith Trust +                                   140           7,599
  Macerich Co. +                                             70           6,465
  Highwoods Properties, Inc. +                              160           6,318
  Developers Diversified Realty
      Corp.                                                 100           6,290
  Plum Creek Timber Co., Inc.
      (REIT) +                                              150           5,913
                                                                  -------------

TOTAL REAL ESTATE                                                       746,615
                                                                  -------------

  CAPITAL MARKETS 1.2%
  Goldman Sachs Group, Inc.                                 690         142,575
  Bank of New York Co., Inc.                              1,750          70,963
  Investors Financial Services
      Corp.                                               1,200          69,780
  Lehman Brothers Holdings, Inc.                            740          51,852
  A.G. Edwards, Inc.                                        530          36,665
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   371,835
                                                                  -------------

  THRIFTS & MORTGAGE FINANCE 1.1%
  Washington Mutual, Inc. +                               3,020         121,948
  Radian Group, Inc. +                                    2,010         110,309
  Pennfed Financial Services,
      Inc.                                                3,560          77,145
  Sovereign Bancorp, Inc. +                               1,220          31,037
  IndyMac Bancorp, Inc. +                                   370          11,858
  First Niagara Financial
      Group, Inc.                                           770          10,711
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        363,008
                                                                  -------------

  DIVERSIFIED FINANCIALS 1.0%
  J.P. Morgan Chase & Co.                                 2,380         115,144
  CIT Group, Inc.                                         1,810          95,785
  Cbot Holdings, Inc.*                                      450          81,675
  Leucadia National Corp. +                                 790          23,242
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            315,846
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  BANKS 0.7%
  TD Banknorth, Inc.                                      2,330   $      74,933
  Mid-State Bancshares                                    2,030          74,481
  Sky Financial Group, Inc.                               2,590          69,567
  SVB Financial Group*+                                     250          12,147
                                                                  -------------

TOTAL BANKS                                                             231,128
                                                                  -------------

  CONSUMER FINANCE 0.1%
  AmeriCredit Corp.* +                                      990          22,632
  Capital One Financial Corp. +                             270          20,374
                                                                  -------------

TOTAL CONSUMER FINANCE                                                   43,006
                                                                  -------------

TOTAL FINANCIALS                                                      3,212,833
                                                                  -------------

CONSUMER DISCRETIONARY 7.0%
  MEDIA 1.7%
  Comcast Corp. -- Class A*+                              4,950         128,453
  Clear Channel Communications,
      Inc. +                                              2,210          77,438
  Catalina Marketing Corp.                                2,120          66,950
  XM Satellite Radio Holdings,
      Inc.*                                               4,840          62,533
  Gannett Co., Inc.                                       1,110          62,482
  Walt Disney Co. +                                       1,570          54,055
  Media General, Inc. +                                     420          16,027
  News Corp. -- Class A                                     470          10,866
  Viacom, Inc. - Class B*                                   160           6,578
  CBS Corp. +                                               200           6,118
  WPP Group PLC -- SP ADR                                    80           6,079
  McGraw-Hill Cos., Inc. +                                   90           5,659
  EchoStar Communications Corp.*                            130           5,646
  Liberty Media Corp. - Capital*                             50           5,530
  Omnicom Group, Inc.                                        50           5,119
  Grupo Televisa SA -- SP ADR +                             170           5,066
  Westwood One, Inc. +                                      690           4,740
  DIRECTV Group, Inc.* +                                     40             923
                                                                  -------------

TOTAL MEDIA                                                             530,262
                                                                  -------------

  HOTELS, RESTAURANTS & LEISURE 1.2%
  Riviera Holdings Corp.*                                 3,374          94,303
  Station Casinos, Inc.                                     900          77,913
  Four Seasons Hotels, Inc.                                 920          73,876
  OSI Restaurant Partners, Inc.                           1,850          73,075

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Harrah's Entertainment, Inc.                              560   $      47,292
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     366,459
                                                                  -------------

  MULTILINE RETAIL 1.0%
  Federated Department Stores,
      Inc.                                                2,710         122,085
  Dollar General Corp.                                    3,060          64,719
  J.C. Penney Co., Inc. +                                   690          56,690
  Kohl's Corp.* +                                           540          41,369
  Family Dollar Stores, Inc. +                              590          17,476
  Big Lots, Inc.* +                                         520          16,266
  99 Cents Only Stores*+                                    520           7,660
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  326,265
                                                                  -------------

  SPECIALTY RETAIL 0.9%
  Claire's Stores, Inc.                                   1,990          63,919
  The Gap, Inc.                                           3,260          56,105
  AutoNation, Inc.*                                       1,660          35,258
  GameStop Corp. -- Class A*                              1,020          33,221
  Regis Corp.                                               730          29,470
  American Eagle Outfitters,
      Inc. +                                                690          20,693
  Payless Shoesource, Inc.* +                               380          12,616
  Rent-A-Center, Inc.*                                      390          10,912
  AnnTaylor Stores Corp.*                                   250           9,695
  OfficeMax, Inc.                                            40           2,110
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  273,999
                                                                  -------------

  AUTO COMPONENTS 0.8%
  Johnson Controls, Inc. +                                1,060         100,297
  Bandag, Inc. +                                          1,350          68,432
  Lear Corp.* +                                           1,630          59,511
  Goodyear Tire & Rubber Co.*                               490          15,283
  Modine Manufacturing Co.                                  620          14,198
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   257,721
                                                                  -------------

  COMMERCIAL SERVICES & SUPPLIES 0.8%
  Laureate Education, Inc.* +                             1,250          73,712
  Educate, Inc.*                                          9,560          73,230
  ServiceMaster Co.                                       4,270          65,715
  Career Education Corp.*                                 1,060          32,330
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    244,987
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  HOUSEHOLD DURABLES 0.3%
  Whirlpool Corp. +                                         530   $      45,002
  Lennar Corp. -- Class A+                                  650          27,436
  American Greetings Corp. --
      Class A                                               850          19,729
  Toll Brothers, Inc.* +                                    370          10,131
  Furniture Brands
      International, Inc. +                                 380           5,996
  Levitt Corp. -- Class A                                   390           3,631
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                111,925
                                                                  -------------

  AUTOMOBILES 0.1%
  Ford Motor Co. +                                        5,450          43,001
                                                                  -------------

TOTAL AUTOMOBILES                                                        43,001
                                                                  -------------

  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Brunswick Corp. +                                         910          28,984
  Callaway Golf Co. +                                       370           5,831
  Mattel, Inc.                                               70           1,930
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       36,745
                                                                  -------------

  TEXTILES & APPAREL 0.1%
  Hanesbrands, Inc.*                                      1,110          32,623
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                 32,623
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          2,223,987
                                                                  -------------

INDUSTRIALS 6.7%
  COMMERCIAL SERVICES & SUPPLIES 1.3%
  John H. Harland Co.                                     1,480          75,820
  Synagro Technologies                                   13,100          74,670
  Adesa, Inc.                                             2,650          73,219
  Central Parking Corp.                                   3,050          67,649
  PHH Corp.*                                              2,110          64,482
  Manpower, Inc.                                            440          32,459
  Allied Waste Industries,
      Inc.*+                                              2,290          28,831
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    417,130
                                                                  -------------

  AEROSPACE & DEFENSE 1.3%
  Northrop Grumman Corp.                                  1,440         106,877
  Lockheed Martin Corp.                                     860          83,437
  K&F Industries Holdings, Inc.*                          2,620          70,557
  Boeing Co.                                                680          60,459

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Rockwell Collins, Inc. +                                  680   $      45,512
  Raytheon Co. +                                            670          35,148
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               401,990
                                                                  -------------

  ROAD & RAIL 0.8%
  Norfolk Southern Corp.                                  1,750          88,550
  Swift Transportation Co.,
      Inc.* +                                             2,430          75,719
  Laidlaw International, Inc.                             2,170          75,082
  YRC Worldwide, Inc.* +                                    370          14,881
  Avis Budget Group, Inc.* +                                150           4,098
                                                                  -------------

TOTAL ROAD & RAIL                                                       258,330
                                                                  -------------

  AIRLINES 0.6%
  Alaska Air Group, Inc.*                                   860          32,766
  Ryanair Holdings PLC -- SP
      ADR*+                                                 540          24,187
  British Airways  PLC -- SP ADR*                           220          21,235
  Lan Airlines SA-SP ADR                                    230          15,847
  AMR Corp.*                                                520          15,834
  UAL Corp.* +                                              320          12,214
  US Airways Group, Inc.*                                   260          11,825
  Gol Linhas Aereas
      Inteligentes SA -- SP ADR                             380          11,563
  Continental Airlines, Inc. --
      Class B*                                              290          10,553
  Tam SA -- SP ADR                                          390          10,358
  Copa Holdings SA                                          200          10,298
  SkyWest, Inc. +                                           330           8,854
  JetBlue Airways Corp.* +                                  720           8,287
  Southwest Airlines Co. +                                  470           6,909
                                                                  -------------

TOTAL AIRLINES                                                          200,730
                                                                  -------------

  INDUSTRIAL CONGLOMERATES 0.6%
  Tyco International Ltd.                                 5,150         162,482
  Sequa Corp. -- Class A*                                   210          25,152
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                          187,634
                                                                  -------------

  MACHINERY 0.6%
  Cummins, Inc.                                             420          60,783
  Terex Corp.*                                              490          35,162
  Timken Co. +                                              900          27,279
  AGCO Corp.* +                                             640          23,661

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  SPX Corp. +                                               190   $      13,338
  Crane Co. +                                               320          12,934
  Lincoln Electric Holdings,
      Inc.                                                  200          11,912
                                                                  -------------

TOTAL MACHINERY                                                         185,069
                                                                  -------------

  BUILDING PRODUCTS 0.4%
  PW Eagle, Inc. +                                        2,250          74,340
  Masco Corp. +                                           1,550          42,470
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                 116,810
                                                                  -------------

  MARINE 0.3%
  Alexander & Baldwin, Inc. +                               450          22,698
  Kirby Corp.* +                                            580          20,289
  American Commercial Lines,
      Inc.*                                                 610          19,185
  Horizon Lines, Inc. -- Class A                            520          17,066
  Seaspan Corp.                                             600          16,074
  Diana Shipping +                                          880          15,523
                                                                  -------------

TOTAL MARINE                                                            110,835
                                                                  -------------

  AIR FREIGHT & COURIERS 0.3%
  EGL, Inc.*                                              2,220          87,979
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                             87,979
                                                                  -------------

  CONSTRUCTION & ENGINEERING 0.2%
  Infrasource Services, Inc.*                             2,220          67,732
  Granite Construction, Inc.                                230          12,710
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                         80,442
                                                                  -------------

  ELECTRICAL EQUIPMENT 0.2%
  Bel Fuse, Inc. - Class A                                1,392          52,590
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                               52,590
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  TRADING COMPANIES & DISTRIBUTORS 0.1%
  United Rentals, Inc.*                                   1,150   $      31,625
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   31,625
                                                                  -------------

TOTAL INDUSTRIALS                                                     2,131,164
                                                                  -------------

INFORMATION TECHNOLOGY 6.2%
  COMMUNICATIONS EQUIPMENT 1.5%
  Cisco Systems, Inc.*                                    6,930         176,923
  Arris Group, Inc.*                                     10,630         149,671
  Corning, Inc.* +                                        2,060          46,844
  Motorola, Inc. +                                        2,400          42,408
  Polycom, Inc.* +                                          760          25,331
  CommScope, Inc.* +                                        570          24,453
  Plantronics, Inc.                                         320           7,558
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          473,188
                                                                  -------------

  IT CONSULTING & SERVICES 1.5%
  Affiliated Computer Services,
      Inc. -- Class A*+                                   2,130         125,415
  Sabre Holdings Corp.                                    2,310          75,653
  Keane, Inc.*                                            5,330          72,381
  Computer Sciences Corp.*                                1,180          61,513
  First Data Corp.                                        1,320          35,508
  Alliance Data Systems Corp.*+                             550          33,891
  Convergys Corp.*                                        1,060          26,935
  BISYS Group, Inc.*                                      2,030          23,264
  Ceridian Corp.*                                           460          16,026
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          470,586
                                                                  -------------

  SOFTWARE 1.1%
  Altiris, Inc.*                                          2,300          75,693
  Witness Systems, Inc.*                                  2,780          74,921
  Kronos, Inc.*                                           1,210          64,735
  Novell, Inc.* +                                         6,770          48,879
  Compuware Corp.*                                        4,290          40,712
  BMC Software, Inc.* +                                   1,230          37,872
  Mentor Graphics Corp.*                                  1,050          17,157
  Wind River Systems, Inc.* +                               630           6,262
                                                                  -------------

TOTAL SOFTWARE                                                          366,231
                                                                  -------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
  Aeroflex, Inc.*                                         5,380          70,747

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Paxar Corp.*                                            2,230   $      64,001
  Arrow Electronics, Inc.* +                              1,300          49,075
  Vishay Intertechnology, Inc.*                           2,450          34,251
  Sanmina-SCI Corp.* +                                    2,660           9,629
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                227,703
                                                                  -------------

  INTERNET SOFTWARE & SERVICES 0.6%
  Netratings, Inc.*                                       3,610          75,088
  Corillian Corp.*                                       14,930          74,501
  Yahoo!, Inc.* +                                         1,550          48,499
  Internap Network Services
      Corp.*                                                  1              16
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                      198,104
                                                                  -------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.5%
  Agere Systems, Inc.*                                    3,670          83,015
  Atmel Corp.*                                            4,450          22,383
  Micron Technology, Inc.*                                1,670          20,174
  Intersil Corp. -- Class A +                               510          13,510
  Cree, Inc.* +                                             660          10,864
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           149,946
                                                                  -------------

  COMPUTERS & PERIPHERALS 0.3%
  Palm, Inc.* +                                           2,440          44,237
  Sun Microsystems, Inc.* +                               5,350          32,153
  Lexmark International, Inc.* +                            160           9,354
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                            85,744
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          1,971,502
                                                                  -------------

HEALTH CARE 5.4%
  HEALTH CARE PROVIDERS & SERVICES 3.7%
  WellPoint, Inc.*                                        1,940         157,334
  McKesson Corp.                                          2,330         136,398
  Triad Hospitals, Inc.* +                                2,560         133,760
  Aetna, Inc.                                             2,400         105,096
  AmerisourceBergen Corp. +                               1,470          77,542
  United Surgical Partners
      International, Inc.* +                              2,450          75,485
  Genesis HealthCare Corp.*                               1,190          75,101
  Horizon Health Corp.*                                   3,840          75,072
  Dendrite International, Inc.*                           4,520          70,783

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Sierra Health Services, Inc.*                           1,560   $      64,225
  Community Health Systems,
      Inc.*                                               1,530          53,933
  LifePoint Hospitals, Inc.*                                950          36,309
  Manor Care, Inc.                                          540          29,354
  Universal Health Services,
      Inc. -- Class B                                       460          26,340
  Health Net, Inc.*                                         420          22,600
  Coventry Health Care, Inc.*                               320          17,936
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,157,268
                                                                  -------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
  Intralase Corp.*                                        3,030          75,689
  Biomet, Inc.                                            1,770          75,207
  Stryker Corp.                                             720          47,498
  Thermo Fisher Scientific,
      Inc.* +                                               850          39,738
  Waters Corp.*                                             610          35,380
  ResMed, Inc.* +                                           600          30,222
  Bausch & Lomb, Inc.                                       110           5,628
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  309,362
                                                                  -------------

  PHARMACEUTICALS 0.4%
  Merck & Co., Inc. +                                     1,190          52,562
  Watson Pharmaceuticals, Inc.* +                         1,390          36,738
  King Pharmaceuticals, Inc.* +                           1,080          21,244
  Medicis Pharmaceutical Corp.
      -- Class A+                                           560          17,259
  Valeant Pharmaceuticals
      International                                         620          10,720
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   138,523
                                                                  -------------

  BIOTECHNOLOGY 0.3%
  Tanox, Inc.*                                            3,900          73,164
  Biogen Idec, Inc.*                                        740          32,841
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     106,005
                                                                  -------------

TOTAL HEALTH CARE                                                     1,711,158
                                                                  -------------

CONSUMER STAPLES 4.7%
  FOOD & DRUG RETAILING 1.9%
  Kroger Co.                                              5,800         163,850
  Safeway, Inc. +                                         2,670          97,829

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Pathmark Stores, Inc.*                                  5,630   $      72,064
  Smart & Final, Inc.*                                    3,160          68,793
  Topps                                                   7,070          68,721
  Walgreen Co. +                                          1,420          65,164
  CVS Corp. +                                             1,680          57,355
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             593,776
                                                                  -------------

  FOOD PRODUCTS 1.1%
  Tyson Foods, Inc. --
      Class A+                                            4,960          96,274
  H.J. Heinz Co. +                                        2,040          96,125
  Delta & Pine Land Co.                                   1,820          74,984
  Premium Standard Farms, Inc.                            3,560          74,902
  Tootsie Roll Industries, Inc. +                           422          12,656
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     354,941
                                                                  -------------

  PERSONAL PRODUCTS 0.7%
  Herbalife Ltd.*                                         2,360          92,488
  Avon Products, Inc.                                       760          28,318
  Alberto-Culver Co. +                                    1,210          27,685
  Estee Lauder Cos., Inc. --
      Class A                                               490          23,936
  NBTY, Inc.* +                                             260          13,790
  Bare Escentuals, Inc.*                                    330          11,837
  Chattem, Inc.* +                                          120           7,073
  USANA Health Sciences, Inc.* +                            130           6,093
  American Oriental
      Bioengineering, Inc. PLC*+                            450           4,226
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                 215,446
                                                                  -------------

  BEVERAGES 0.6%
  Coca-Cola Enterprises, Inc.                             5,350         108,337
  Pepsi Bottling Group, Inc. +                            2,990          95,351
  Hansen Natural Corp.*                                     110           4,167
                                                                  -------------

TOTAL BEVERAGES                                                         207,855
                                                                  -------------

  TOBACCO 0.4%
  UST, Inc. +                                             1,230          71,315
  Reynolds American, Inc. +                                 680          42,439
                                                                  -------------

TOTAL TOBACCO                                                           113,754
                                                                  -------------

TOTAL CONSUMER STAPLES                                                1,485,772
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
ENERGY 4.5%
  OIL & GAS 3.5%
  ConocoPhillips                                          2,700   $     184,545
  Exxon Mobil Corp.                                       2,070         156,182
  Valero Energy Corp. +                                   1,990         128,335
  Chevron Corp.                                           1,350          99,846
  Apache Corp.                                            1,330          94,031
  Anadarko Petroleum Corp. +                              2,040          87,679
  Giant Industries, Inc.*                                 1,000          75,650
  Kinder Morgan, Inc. +                                     710          75,580
  Houston Exploration Co.*                                1,400          75,530
  Marathon Oil Corp.                                        470          46,450
  Peabody Energy Corp. +                                  1,000          40,240
  Pogo Producing Co. +                                      660          31,746
  Overseas Shipholding Group,
      Inc.                                                  480          30,048
                                                                  -------------

TOTAL OIL & GAS                                                       1,125,862
                                                                  -------------

  ENERGY EQUIPMENT & SERVICES 1.0%
  Hanover Compressor Co.*                                 3,840          85,440
  Hydril*                                                   790          76,030
  Todco -- Class A*                                       1,680          67,754
  Transocean, Inc.*                                         720          58,824
  Rowan Cos., Inc. +                                        700          22,729
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       310,777
                                                                  -------------

TOTAL ENERGY                                                          1,436,639
                                                                  -------------

TELECOMMUNICATION SERVICES 2.8%
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
  Verizon Communications, Inc.                            6,100         231,312
  Eschelon Telecom*                                       2,220          64,158
  Windstream Corp. +                                      3,890          57,144
  CenturyTel, Inc. +                                      1,080          48,805
  Embarq Corp.                                              480          27,048
  AT&T, Inc.                                                650          25,629
  Cincinnati Bell, Inc.*                                  3,720          17,484
  Telefonica SA -- SP ADR                                   170          11,288
  Nippon Telegraph & Telephone
      Co. -- SP ADR +                                       360           9,508
  Deutsche Telekom AG -- SP ADR                             530           8,761
  France Telecom SA -- SP ADR                               320           8,448
  BT Group PLC -- SP ADR                                    120           7,201

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Telefonos de Mexico SA de CV
      -- SP ADR+                                            200   $       6,680
  Telekomunikasi Indonesia Tbk
      PT -- SP ADR                                          120           5,177
  BCE, Inc.                                                 180           5,090
  TELUS Corp.                                               100           5,000
  Chunghwa Telecom Co. Ltd. --
      SP ADR                                                240           4,781
  Qwest Communications
      International, Inc.* +                                520           4,675
  KT Corp. -- SP ADR                                        140           3,135
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            551,324
                                                                  -------------

  WIRELESS TELECOMMUNICATION SERVICES 1.0%
  Alltel Corp.                                            1,800         111,600
  Sprint Nextel Corp. +                                   3,600          68,256
  Telephone & Data Systems, Inc.                            680          40,542
  China Mobile Hong Kong Ltd. --
      SP ADR+                                               460          20,631
  Vodafone Group PLC -- SP ADR+                             660          17,728
  America Movil SA de CV -- SP
      ADR+                                                  300          14,337
  Mobile Telesystems -- SP ADR +                            140           7,834
  Vimpel--Communications -- SP
      ADR*                                                   80           7,587
  Rogers Communications, Inc. --
      Class B                                               210           6,880
  American Tower Corp. -- Class
      A*                                                    150           5,842
  SK Telecom Co., Ltd. -- SP ADR                            230           5,387
  NII Holdings, Inc. -- Class B*+                            70           5,193
  Philippine Long Distance
      Telephone Co. -- SP ADR                                90           4,752
  Turkcell Iletisim Hizmet AS,
      Inc. -- SP ADR+                                       350           4,637
  U.S. Cellular Corp.*                                       50           3,672

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Crown Castle International
      Corp.* +                                              110   $       3,534
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               328,412
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        879,736
                                                                  -------------

MATERIALS 2.7%
  METALS & MINING 0.8%
  Novelis, Inc.                                           1,700          74,987
  Steel Technologies, Inc. +                              2,380          70,400
  Allegheny Technologies, Inc.+                             650          69,349
  Worthington Industries, Inc. +                          1,360          27,989
  Reliance Steel & Aluminum Co.                             320          15,488
                                                                  -------------

TOTAL METALS & MINING                                                   258,213
                                                                  -------------

  CHEMICALS 0.7%
  MacDermid, Inc. +                                       2,160          75,319
  Lyondell Chemical Co. +                                 2,060          61,738
  Ashland, Inc.                                             650          42,640
  Olin Corp. +                                            1,330          22,530
  Eastman Chemical Co. +                                    280          17,732
  Airgas, Inc.                                              330          13,910
                                                                  -------------

TOTAL CHEMICALS                                                         233,869
                                                                  -------------

  PAPER & FOREST PRODUCTS 0.5%
  Abitibi -- Consolidated Inc. +                         27,040          76,253
  Louisiana-Pacific Corp. +                               1,260          25,276
  International Paper Co. +                                 640          23,296
  Aracruz Celulose SA -- SP ADR                             150           7,870
  Votorantim Celulose e Papel
      SA -- SP ADR                                          360           6,588
  Wausau Paper Corp.                                        340           4,882
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                           144,165
                                                                  -------------

  CONSTRUCTION MATERIALS 0.4%
  Cemex SA de CV -- SP ADR*+                                900          29,475
  Vulcan Materials Co. +                                    190          22,131
  Rinker Group Ltd. -- SP ADR                               300          21,840
  Martin Marietta Materials,
      Inc. +                                                120          16,224
  Florida Rock Industries, Inc.                             240          16,150

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Eagle Materials, Inc. +                                   200   $       8,926
  Texas Industries, Inc. +                                  110           8,308
  Headwaters, Inc.* +                                       250           5,463
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                            128,517
                                                                  -------------

  CONTAINERS & PACKAGING 0.3%
  Temple-Inland, Inc. +                                     200          11,948
  Ball Corp.                                                210           9,629
  Sealed Air Corp.                                          300           9,480
  Owens-Illinois, Inc.* +                                   360           9,277
  Crown Holdings, Inc.*                                     350           8,561
  Sonoco Products Co.                                       220           8,268
  Bemis Co.                                                 240           8,014
  Smurfit-Stone Container Corp.*                            670           7,544
  Packaging Corporation of
      America                                               300           7,320
  AptarGroup, Inc.                                          100           6,693
  Silgan Holdings, Inc. +                                   120           6,133
  Rock-Tenn Co. -- Class A                                  150           4,980
  Greif, Inc. -- Class A                                     40           4,444
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            102,291
                                                                  -------------

TOTAL MATERIALS                                                         867,055
                                                                  -------------

UTILITIES 2.4%
  ELECTRIC UTILITIES 1.2%
  TXU Corp.                                               1,340          85,894
  Duquesne Light Holdings, Inc.                           3,730          73,817
  Edison International                                    1,310          64,360
  Progress Energy, Inc. +                                   840          42,370
  Entergy Corp.                                             400          41,968
  Pepco Holdings, Inc. +                                  1,290          37,436
  Pinnacle West Capital Corp.                               520          25,090
  Northeast Utilities +                                     220           7,209
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                378,144
                                                                  -------------

  MULTI-UTILITIES 0.9%
  Aquila, Inc.*                                          17,930          74,947
  NorthWestern Corp.                                      2,060          72,986
  KeySpan Corp.                                           1,440          59,256
  DTE Energy Co. +                                          710          34,009
  Energy East Corp.                                         680          16,565
  OGE Energy Corp. +                                        420          16,296
  AES Corp.*                                                640          13,773

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  MDU Resources Group, Inc.+                                310   $       8,909
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   296,741
                                                                  -------------

  GAS UTILITIES 0.3%
  Cascade Natural Gas Corp.                               2,880          75,888
  Oneok, Inc.                                               460          20,700
                                                                  -------------

TOTAL GAS UTILITIES                                                      96,588
                                                                  -------------

TOTAL UTILITIES                                                         771,473
                                                                  -------------

TOTAL COMMON STOCKS
  (Cost $16,123,172)                                                 16,691,319
                                                                  -------------

EXCHANGE TRADED FUNDS  2.3%
  IShares GSCI Commodity
      Indexed Trust*                                     17,330         719,195
                                                                  -------------

TOTAL EXCHANGE TRADED FUNDS
  (Cost $693,570)                                                       719,195
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 39.9%
Collateralized by U.S. Treasury
  Obligations

  Lehman Brothers, Inc. at                            1,719,491       1,719,491
      5.06% due 04/02/07
  UBS, Inc. at                                        2,650,261       2,650,261
      5.09% due 04/02/07
  Mizuho, Inc. at                                     2,650,261       2,650,261
      5.09% due 04/02/07
  Morgan Stanley at                                   2,650,261       2,650,261
      5.05% due 04/02/07
  Credit Suisse, Inc. at                              3,015,022       3,015,022
      5.09% due 04/02/07++

TOTAL REPURCHASE AGREEMENTS
  (Cost $12,685,296)                                                 12,685,296

SECURITIES LENDING COLLATERAL 11.8%
Investment in Securities Lending Short Term
  Investment portfolio held by
      U.S. Bank                                       3,748,608       3,748,608
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,748,608)                                                 $   3,748,608
                                                                  -------------

COMMON STOCKS SOLD SHORT (30.1)%

MATERIALS (0.8)%
  CONTAINERS & PACKAGING 0.0%
  Pactiv Corp.*                                             150          (5,061)
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                             (5,061)
                                                                  -------------

  METALS & MINING (0.1)%
  Newmont Mining Corp.                                      790         (33,172)
                                                                  -------------

TOTAL METALS & MINING                                                   (33,172)
                                                                  -------------

  PAPER & FOREST PRODUCTS (0.3)%
  MeadWestvaco Corp.                                        200          (6,168)
  Weyerhaeuser Co.                                          162         (12,108)
  Bowater, Inc.                                           3,130         (74,556)
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                           (92,832)
                                                                  -------------

  CHEMICALS (0.4)%
  Ferro Corp.                                               390          (8,428)
  Hercules, Inc.*                                           680         (13,287)
  Albemarle Corp.                                           460         (19,017)
  Chemtura Corp.                                          2,470         (26,997)
  Ecolab, Inc.                                            1,520         (65,360)
                                                                  -------------

TOTAL CHEMICALS                                                        (133,089)
                                                                  -------------

TOTAL MATERIALS                                                        (264,154)
                                                                  -------------

UTILITIES (1.3)%
  WATER UTILITIES (0.1)%
  Aqua America, Inc.                                      1,550         (34,797)
                                                                  -------------

TOTAL WATER UTILITIES                                                   (34,797)
                                                                  -------------

  GAS UTILITIES (0.2)%
  Questar Corp.                                             100          (8,921)
  Equitable Resources, Inc.                               1,050         (50,736)
                                                                  -------------

TOTAL GAS UTILITIES                                                     (59,657)
                                                                  -------------

  MULTI-UTILITIES (0.3)%
  TECO Energy, Inc.                                         330          (5,679)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------

  Integrys Energy Group  Inc                                122   $      (6,772)
  Dynegy, Inc. -- Class A*                                1,530         (14,168)
  Public Service Enterprise
      Group, Inc.                                           360         (29,895)

  CenterPoint Energy, Inc.                                1,920         (34,445)
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   (90,959)
                                                                  -------------

  ELECTRIC UTILITIES (0.7)%
  Allegheny Energy, Inc.*                                   290         (14,251)
  Great Plains Energy, Inc.                                 940         (30,503)
  Duke Energy Corp.                                       1,620         (32,870)
  Exelon Corp.                                            2,040        (140,168)
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                               (217,792)
                                                                  -------------

TOTAL UTILITIES                                                        (403,205)
                                                                  -------------

HEALTH CARE (3.1)%
  HEALTH CARE PROVIDERS & SERVICES (0.2)%
  Express Scripts, Inc.*                                    330         (26,637)
  CIGNA Corp.                                               250         (35,665)
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  (62,302)
                                                                  -------------

  PHARMACEUTICALS (0.4)%
  Par Pharmaceutical Cos., Inc.*                            690         (17,333)
  Forest Laboratories, Inc.*                                710         (36,523)
  Sepracor, Inc.*                                         1,280         (59,686)
                                                                  -------------

TOTAL PHARMACEUTICALS                                                  (113,542)
                                                                  -------------

  HEALTH CARE EQUIPMENT & SUPPLIES (1.2)%
  Advanced Medical Optics, Inc.*                            380         (14,136)
  Hillenbrand Industries, Inc.                              300         (17,811)
  DENTSPLY International, Inc.                              680         (22,270)
  Ventana Medical Systems, Inc.*                            870         (36,453)
  Boston Scientific Corp.*                                2,800         (40,712)
  Varian Medical Systems, Inc.*                             880         (41,967)
  Hospira, Inc.*                                          1,150         (47,035)
  St. Jude Medical, Inc.*                                 1,680         (63,185)

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Intuitive Surgical, Inc.*                                 710   $     (86,315)
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 (369,884)
                                                                  -------------

  BIOTECHNOLOGY (1.3)%
  Martek Biosciences Corp.*                                 350          (7,217)
  Affymetrix, Inc.*                                         830         (24,958)
  Vertex Pharmaceuticals, Inc.*                           1,890         (52,996)
  Celgene Corp.*                                          1,050         (55,083)
  Cephalon, Inc.*                                           910         (64,801)
  PDL BioPharma, Inc.*                                    3,800         (82,460)
  Gilead Sciences, Inc.*                                  1,850        (141,525)
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                    (429,040)
                                                                  -------------

TOTAL HEALTH CARE                                                      (974,768)
                                                                  -------------

CONSUMER DISCRETIONARY (3.1)%
  AUTO COMPONENTS 0.0%
  ArvinMeritor, Inc.                                        420          (7,665)
                                                                  -------------

TOTAL AUTO COMPONENTS                                                    (7,665)
                                                                  -------------

  MULTILINE RETAIL (0.1)%
  Saks, Inc.                                                630         (13,129)
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  (13,129)
                                                                  -------------

  AUTOMOBILES (0.1)%
  General Motors Corp.                                      940         (28,802)
                                                                  -------------

TOTAL AUTOMOBILES                                                       (28,802)
                                                                  -------------

  SPECIALTY RETAIL (0.2)%
  CarMax, Inc.*                                             200          (4,908)
  Pier 1 Imports, Inc.                                      840          (5,804)
  Coldwater Creek, Inc.*                                    610         (12,371)
  Dick's Sporting Goods, Inc.*                              290         (16,895)
  Chico's FAS, Inc.*                                        890         (21,743)
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  (61,721)
                                                                  -------------

  TEXTILES & APPAREL (0.2)%
  Coach, Inc.*                                            1,440         (72,072)
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                (72,072)
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES & SUPPLIES (0.3)%
  Sotheby's Holdings, Inc. -- Class A                       370   $     (16,458)
  Strayer Education, Inc.                                   180         (22,500)
  Apollo Group, Inc. -- Class A*                            620         (27,218)
  ITT Educational Services, Inc.*                           390         (31,781)
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    (97,957)
                                                                  -------------

  INTERNET & CATALOG RETAIL (0.3)%
  Amazon.com, Inc.*                                       2,620        (104,250)
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                        (104,250)
                                                                  -------------

  HOUSEHOLD DURABLES (0.5)%
  Ryland Group, Inc.                                        150          (6,328)
  Blyth, Inc.                                               330          (6,966)
  KB HOME                                                   190          (8,107)
  Beazer Homes USA, Inc.                                    330          (9,580)
  Hovnanian Enterprises, Inc. -- Class A*                   430         (10,819)
  Pulte Homes, Inc.                                         490         (12,965)
  Centex Corp.                                              520         (21,726)
  Mohawk Industries, Inc.*                                  270         (22,154)
  Harman International Industries, Inc.                     250         (24,020)
  D.R. Horton, Inc.                                       1,130         (24,860)
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                               (147,525)
                                                                  -------------

  MEDIA (0.7)%
  Valassis Communications, Inc.*                            530          (9,110)
  Tribune Co.                                               590         (18,945)
  Dow Jones & Co., Inc.                                     710         (24,474)
  Time Warner, Inc.                                       2,240         (44,173)
  Interpublic Group of Cos., Inc.*                        4,320         (53,179)
  Sirius Satellite Radio, Inc.*                          22,400         (71,680)
                                                                  -------------

TOTAL MEDIA                                                            (221,561)
                                                                  -------------

  HOTELS, RESTAURANTS & LEISURE (0.7)%
  Cheesecake Factory, Inc.*                                 560         (14,924)
  Wendy's International, Inc.                               580         (18,154)
  International Game Technology, Inc.                     1,320         (53,302)

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Marriott International, Inc.
      -- Class A                                          1,420   $     (69,523)
  Starbucks Corp.*                                        2,230         (69,933)
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                    (225,836)
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                           (980,518)
                                                                  -------------

CONSUMER STAPLES (3.2)%
  TOBACCO (0.1)%
  Universal Corp.                                           500         (30,675)
                                                                  -------------

TOTAL TOBACCO                                                           (30,675)
                                                                  -------------

  BEVERAGES (0.6)%
  Constellation Brands, Inc. --
      Class A*                                            1,300         (27,534)
  PepsiAmericas, Inc.                                     1,680         (37,497)
  Brown-Forman Corp. -- Class B                             930         (60,971)
  Molson Coors Brewing Co. --
      Class B                                               730         (69,073)
                                                                  -------------

TOTAL BEVERAGES                                                        (195,075)
                                                                  -------------

  HOUSEHOLD PRODUCTS (0.7)%
  Colgate-Palmolive Co.                                   3,020        (201,706)
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                               (201,706)
                                                                  -------------

  FOOD & DRUG RETAILING (0.9)%
  Great Atlantic & Pacific Tea
      Co.                                                   750         (24,885)
  Whole Foods Market, Inc.                                1,180         (52,923)
  Supervalu, Inc.                                         1,630         (63,684)
  Sysco Corp.                                             4,410        (149,190)
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                            (290,682)
                                                                  -------------

  FOOD PRODUCTS (0.9)%
  Smithfield Foods, Inc.*                                    90          (2,696)
  Sara Lee Corp.                                          4,510         (76,309)
  Hershey Co.                                             3,890        (212,627)
                                                                  -------------

TOTAL FOOD PRODUCTS                                                    (291,632)
                                                                  -------------

TOTAL CONSUMER STAPLES                                               (1,009,770)
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
INDUSTRIALS (3.3)%
  AIRLINES 0.0%
  AirTran Holdings, Inc.*                                   470   $      (4,827)
                                                                  -------------

TOTAL AIRLINES                                                           (4,827)
                                                                  -------------

  ELECTRICAL EQUIPMENT (0.1)%
  Rockwell Automation, Inc.                                 610         (36,521)
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              (36,521)
                                                                  -------------

  AEROSPACE & DEFENSE (0.1)%
  Precision Castparts Corp.                                 390         (40,579)
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               (40,579)
                                                                  -------------

  TRADING COMPANIES & DISTRIBUTORS (0.3)%
  GATX Corp.                                                230         (10,994)
  Fastenal Co.                                            2,230         (78,161)
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  (89,155)
                                                                  -------------

  AIR FREIGHT & COURIERS (0.4)%
  CH Robinson Worldwide, Inc.                               990         (47,273)
  Expeditors International
      Washington, Inc.                                    1,650         (68,178)
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                           (115,451)
                                                                  -------------

  INDUSTRIAL CONGLOMERATES (0.4)%
  General Electric Co.                                    3,330        (117,749)
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                         (117,749)
                                                                  -------------

  CONSTRUCTION & ENGINEERING (0.5)%
  Fluor Corp.                                               380         (34,094)
  Jacobs Engineering Group,
      Inc.*                                               1,160         (54,114)
  Quanta Services, Inc.*                                  2,310         (58,258)
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                       (146,466)
                                                                  -------------

  MACHINERY (0.5)%
  Pentair, Inc.                                             670         (20,877)
  Joy Global, Inc.                                          680         (29,172)
  Flowserve Corp.                                           750         (42,893)

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Caterpillar, Inc.                                       1,180   $     (79,095)
                                                                  -------------

TOTAL MACHINERY                                                        (172,037)
                                                                  -------------

  COMMERCIAL SERVICES & SUPPLIES (1.0)%
  Deluxe Corp.                                              320         (10,730)
  Avery Dennison Corp.                                      250         (16,065)
  HNI Corp.                                                 380         (17,453)
  RR Donnelley & Sons Co.                                   520         (19,027)
  Pitney Bowes, Inc.                                        460         (20,879)
  Cintas Corp.                                              750         (27,075)
  Monster Worldwide, Inc.*                                  750         (35,527)
  Corporate Executive Board Co.                             480         (36,461)
  Robert Half International,
      Inc.                                                  990         (36,640)
  Stericycle, Inc.*                                         560         (45,640)
  Dun & Bradstreet Corp.                                    590         (53,808)
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   (319,305)
                                                                  -------------

TOTAL INDUSTRIALS                                                    (1,042,090)
                                                                  -------------

ENERGY (3.7)%
  OIL & GAS (1.0)%
  Newfield Exploration Co.*                               1,000         (41,710)
  Sunoco, Inc.                                              790         (55,648)
  El Paso Corp.                                           4,000         (57,880)
  Forest Oil Corp.*                                       1,950         (65,071)
  Southwestern Energy Co.*                                2,410         (98,762)
                                                                  -------------

TOTAL OIL & GAS                                                        (319,071)
                                                                  -------------

  ENERGY EQUIPMENT & SERVICES (2.7)%
  Patterson-UTI Energy, Inc.                                430          (9,649)
  Nabors Industries Ltd.*                                   500         (14,835)
  Hercules Offshore*                                      1,680         (44,117)
  BJ Services Co.                                         1,870         (52,173)
  Grant Prideco, Inc.*                                    1,210         (60,306)
  Universal Compression
      Holdings, Inc.*                                     1,100         (74,448)
  Weatherford International
      Ltd.*                                               1,660         (74,866)
  Halliburton Co.                                         3,190        (101,251)
  FMC Technologies, Inc.*                                 1,700        (118,592)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Schlumberger Ltd.                                       4,670   $    (322,697)
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                      (872,934)
                                                                  -------------

TOTAL ENERGY                                                         (1,192,005)
                                                                  -------------

INFORMATION TECHNOLOGY (5.1)%
  ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1)%
  Jabil Circuit, Inc.                                     1,210         (25,906)
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                (25,906)
                                                                  -------------

  OFFICE ELECTRONICS (0.1)%
  Xerox Corp.*                                            2,840         (47,968)
                                                                  -------------

TOTAL OFFICE ELECTRONICS                                                (47,968)
                                                                  -------------

  IT CONSULTING & SERVICES (0.2)%
  Gartner, Inc. -- Class A*                                 460         (11,017)
  Unisys Corp.*                                           2,600         (21,918)
  Cognizant Technology
      Solutions Corp. -- Class A*                           340         (30,012)
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          (62,947)
                                                                  -------------

  COMMUNICATIONS EQUIPMENT (0.5)%
  ADC Telecommunications, Inc.*                             540          (9,040)
  Powerwave Technologies, Inc.*                           1,990         (11,323)
  Utstarcom, Inc.*                                        1,440         (11,938)
  Ciena Corp.*                                            1,090         (30,466)
  F5 Networks, Inc.*                                        480         (32,006)
  JDS Uniphase Corp.*                                     4,010         (61,072)
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                         (155,845)
                                                                  -------------

  COMPUTERS & PERIPHERALS (0.8)%
  SanDisk Corp.*                                            980         (42,924)
  Network Appliance, Inc.*                                1,950         (71,214)
  Apple Computer, Inc.*                                   1,430        (132,861)
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                          (246,999)
                                                                  -------------

  SOFTWARE (0.9)%
  Advent Software, Inc.*                                    400         (13,948)
  Symantec Corp.*                                         2,560         (44,288)

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  CA, Inc.                                                1,820   $     (47,156)
  Activision, Inc.*                                       2,670         (50,570)
  Electronic Arts, Inc.*                                  2,600        (130,936)
                                                                  -------------

TOTAL SOFTWARE                                                         (286,898)
                                                                  -------------

  INTERNET SOFTWARE & SERVICES (0.9)%
  ValueClick, Inc.*                                       1,340         (35,014)
  eBay, Inc.*                                             2,850         (94,477)
  Google, Inc. -- Class A*                                  360        (164,938)
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                     (294,429)
                                                                  -------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (1.6)%
  Lattice Semiconductor Corp.*                            1,660          (9,711)
  Triquint Semiconductor, Inc.*                           2,250         (11,250)
  Semtech Corp.*                                            980         (13,210)
  PMC - Sierra, Inc.*                                     2,300         (16,123)
  Fairchild Semiconductor
      International, Inc.*                                1,030         (17,221)
  Silicon Laboratories, Inc.*                               590         (17,653)
  Teradyne, Inc.*                                         1,370         (22,660)
  MEMC Electronic Materials,
      Inc.*                                                 560         (33,925)
  Advanced Micro Devices, Inc.*                           2,610         (34,087)
  Nvidia Corp.*                                           1,310         (37,702)
  Maxim Integrated Products,
      Inc.                                                1,440         (42,336)
  Broadcom Corp. -- Class A*                              1,670         (53,557)
  Cypress Semiconductor Corp.*                            3,140         (58,247)
  Applied Materials, Inc.                                 3,550         (65,036)
  LSI Logic Corp.*                                        6,480         (67,651)
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                          (500,369)
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         (1,621,361)
                                                                  -------------

FINANCIALS (6.5)%
  CONSUMER FINANCE (0.3)%
  SLM Corp.                                               2,480        (101,432)
                                                                  -------------

TOTAL CONSUMER FINANCE                                                 (101,432)
                                                                  -------------

  DIVERSIFIED FINANCIALS (0.5)%
  Moody's Corp.                                           1,120         (69,507)

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Chicago Mercantile Exchange
      Holdings, Inc.                                        150   $     (79,869)
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                           (149,376)
                                                                  -------------

  BANKS (0.5)%
  FirstMerit Corp.                                          400          (8,444)
  Westamerica Bancorporation                                370         (17,823)
  Commerce Bancorp, Inc.                                  1,130         (37,719)
  National City Corp.                                     1,370         (51,033)
  Huntington Bancshares, Inc.                             2,850         (62,273)
                                                                  -------------

TOTAL BANKS                                                            (177,292)
                                                                  -------------

  THRIFTS & MORTGAGE FINANCE (1.0)%
  BFC Financial Corp.*                                      744          (3,273)
  MGIC Investment Corp.                                   1,160         (68,347)
  New York Community Bancorp,
      Inc.                                                5,820        (102,374)
  Freddie Mac                                             2,640        (157,054)
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                       (331,048)
                                                                  -------------

  REAL ESTATE (1.1)%
  Potlatch Corp.                                            450         (20,601)
  Weingarten Realty Investors                               520         (24,731)
  UDR, Inc.                                                 810         (24,802)
  Vornado Realty Trust                                      290         (34,609)
  Boston Properties, Inc.                                   310         (36,394)
  Regency Centers Corp.                                     810         (67,546)
  Simon Property Group, Inc.                              1,180        (131,275)
                                                                  -------------

TOTAL REAL ESTATE                                                      (339,958)
                                                                  -------------

  INSURANCE (1.3)%
  Arthur J. Gallagher & Co.                                 610         (17,281)
  ACE Ltd.                                                  760         (43,366)
  Everest Re Group Ltd.                                     660         (63,472)
  XL Capital Ltd.                                         1,280         (89,549)
  Progressive Corp.                                       4,610        (100,590)
  Marsh & McLennan Cos., Inc.                             3,680        (107,787)
                                                                  -------------

TOTAL INSURANCE                                                        (422,045)
                                                                  -------------

  CAPITAL MARKETS (1.8)%
  Janus Capital Group, Inc.                               1,010         (21,119)
  SEI Investments Co.                                       440         (26,501)
  Waddell & Reed Financial,
      Inc. -- Class A                                     1,450         (33,814)

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
  Nuveen Investments, Inc. -- Class A                     1,030   $     (48,719)
  Federated Investors, Inc. -- Class B                    1,400         (51,408)
  Legg Mason, Inc.                                          550         (51,815)
  Eaton Vance Corp.                                       1,650         (58,806)
  State Street Corp.                                      1,090         (70,578)
  Mellon Financial Corp.                                  1,660         (71,612)
  Charles Schwab Corp.                                    6,850        (125,287)
                                                                  -------------

TOTAL CAPITAL MARKETS                                                  (559,659)
                                                                  -------------

TOTAL FINANCIALS                                                     (2,080,810)
                                                                  -------------

TOTAL COMMON STOCKS SOLD SHORT
  (Cost $9,268,695)                                                  (9,568,681)
                                                                  -------------

TOTAL INVESTMENTS 76.4%
  (Cost $23,981,951)                                              $  24,275,737
                                                                  -------------

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 23.6%                                             $   7,481,274
                                                                  -------------
NET ASSETS - 100.0%                                               $  31,757,011
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $10,800,275)                                    151   $     140,685
June 2007 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $483,240)                                         6           8,979
June 2007 S&P MidCap 400 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $1,796,970)                                      21           8,774
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$13,080,485)                                                      $     158,438
                                                                  -------------
FUTURES CONTRACTS SOLD SHORT
June 2007 U.S. Dollar Index
Futures Contracts
  (Aggregate Market Value of
  Contracts $2,314,480)                                      28   $      26,736
                                                                  -------------

 *    Non-Income Producing Security.

++ All or a portion of this security is held as equity index swap collateral at March, 30, 2007

+     All or a portion of this security is on loan at March 31, 2007

                                                                         MARKET
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP AGREEMENTS  31.5%

Dow Jones CDX North American
Investment Grade Swap
Agreement, Series 7
     Interest Rate 0.40%,
      Maturing 12/20/11                              10,000,000   $  10,009,414
                                                                  -------------

TOTAL CREDIT DEFAULT SWAP AGREEMENTS
  (Cost $10,030,969)                                                 10,009,414
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 59.7%

FINANCIALS 11.3%
  INSURANCE 3.6%
  MetLife, Inc.                                           1,171   $      73,949
  Hartford Financial Services
      Group, Inc.                                           590          56,392
  Chubb Corp.                                               931          48,105
  Genworth Financial, Inc. --
      Class A                                             1,161          40,565
  UnumProvident Corp.                                     1,261          29,041
  SAFECO Corp.                                              430          28,565
  Cincinnati Financial Corp.                                620          26,288
  Old Republic International
      Corp.                                               1,021          22,585
  Fidelity National Financial,
      Inc. -- Class A                                       880          21,129
  American Financial Group, Inc.                            620          21,105
  Ohio Casualty Corp.                                       470          14,076
  First American Corp.                                       20           1,014
                                                                  -------------

TOTAL INSURANCE                                                         382,814
                                                                  -------------

  REAL ESTATE 2.5%
  Public Storage, Inc.                                      470          44,495
  AvalonBay Communities, Inc.                               280          36,400
  CB Richard Ellis Group, Inc.
      -- Class A*                                           961          32,847
  Apartment Investment &
      Management Co. -- Class A                             440          25,384
  Brookfield Asset Management,
      Inc. -- Class A                                       420          21,949
  Liberty Property Trust                                    410          19,975
  Brookfield Properties Corp.                               390          15,717
  Forest City Enterprises, Inc.
      -- Class A                                            210          13,898
  The St. Joe Co.                                           170           8,893
  Jones Lang LaSalle, Inc.                                   80           8,342
  General Growth Properties,
      Inc.                                                  100           6,457
  ProLogis                                                   90           5,844
  Host Hotels & Resorts, Inc.                               200           5,262
  KIMCO Realty Corp.                                        100           4,874
  Equity Residential                                        100           4,823
  Archstone-Smith Trust                                      80           4,342
  Plum Creek Timber Co., Inc.
      (REIT)                                                100           3,942

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Developers Diversified Realty
      Corp.                                                  60   $       3,774
  Macerich Co.                                               40           3,694
                                                                  -------------

TOTAL REAL ESTATE                                                       270,912
                                                                  -------------

  DIVERSIFIED FINANCIALS 2.1%
  J.P. Morgan Chase & Co.                                 2,441         118,096
  CIT Group, Inc.                                         1,171          61,969
  Chicago Mercantile Exchange
      Holdings, Inc.                                         50          26,623
  Leucadia National Corp.                                   800          23,536
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            230,224
                                                                  -------------

  CAPITAL MARKETS 1.6%
  Goldman Sachs Group, Inc.                                 470          97,116
  Lehman Brothers Holdings, Inc.                            760          53,253
  A.G. Edwards, Inc.                                        360          24,905
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   175,274
                                                                  -------------

  THRIFTS & MORTGAGE FINANCE 1.3%
  Washington Mutual, Inc.                                 1,471          59,399
  Sovereign Bancorp, Inc.                                 1,251          31,825
  Radian Group, Inc.                                        400          21,952
  IndyMac Bancorp, Inc.                                     380          12,179
  First Niagara Financial
      Group, Inc.                                           790          10,989
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        136,344
                                                                  -------------

  CONSUMER FINANCE 0.1%
  AmeriCredit Corp.*                                        610          13,945
                                                                  -------------

TOTAL CONSUMER FINANCE                                                   13,945
                                                                  -------------

  BANKS 0.1%
  SVB Financial Group*                                      260          12,633
                                                                  -------------

TOTAL BANKS                                                              12,633
                                                                  -------------

TOTAL FINANCIALS                                                      1,222,146
                                                                  -------------

INDUSTRIALS 7.2%
  AEROSPACE & DEFENSE 2.2%
  Boeing Co.                                                700          62,237

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Lockheed Martin Corp.                                     580   $      56,271
  Northrop Grumman Corp.                                    700          51,954
  Raytheon Co.                                              680          35,673
  Rockwell Collins, Inc.                                    460          30,788
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               236,923
                                                                  -------------

  AIRLINES 1.2%
  Alaska Air Group, Inc.*                                   450          17,145
  Ryanair Holdings PLC -- SP ADR*                           340          15,229
  British Airways  PLC -- SP ADR*                           140          13,513
  Southwest Airlines Co.                                    810          11,907
  AMR Corp.*                                                320           9,744
  Lan Airlines SA-SP ADR                                    140           9,646
  UAL Corp.*                                                200           7,634
  Gol Linhas Aereas
      Inteligentes SA -- SP ADR                             240           7,303
  US Airways Group, Inc.*                                   160           7,277
  Continental Airlines, Inc. --
      Class B*                                              180           6,550
  Tam SA -- SP ADR                                          240           6,374
  Copa Holdings SA                                          120           6,179
  SkyWest, Inc.                                             200           5,366
  JetBlue Airways Corp.*                                    440           5,064
                                                                  -------------

TOTAL AIRLINES                                                          128,931
                                                                  -------------

  MACHINERY 1.1%
  Cummins, Inc.                                             200          28,944
  Terex Corp.*                                              330          23,681
  Timken Co.                                                540          16,368
  AGCO Corp.*                                               430          15,897
  Crane Co.                                                 320          12,934
  Lincoln Electric Holdings,
      Inc.                                                  200          11,912
  SPX Corp.                                                  60           4,212
                                                                  -------------

TOTAL MACHINERY                                                         113,948
                                                                  -------------

  INDUSTRIAL CONGLOMERATES 0.9%
  Tyco International Ltd.                                 2,511          79,222
  Sequa Corp. -- Class A*                                   170          20,361
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                           99,583
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  MARINE 0.6%
  Alexander & Baldwin, Inc.                                 280   $      14,123
  Kirby Corp.*                                              360          12,593
  American Commercial Lines,
      Inc.*                                                 380          11,951
  Horizon Lines, Inc. -- Class A                            320          10,502
  Seaspan Corp.                                             370           9,912
  Diana Shipping                                            540           9,526
                                                                  -------------

TOTAL MARINE                                                             68,607
                                                                  -------------

  ROAD & RAIL 0.4%
  Norfolk Southern Corp.                                    850          43,010
  YRC Worldwide, Inc.*                                      100           4,022
                                                                  -------------

TOTAL ROAD & RAIL                                                        47,032
                                                                  -------------

  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Manpower, Inc.                                            300          22,131
  Allied Waste Industries, Inc.*                          1,541          19,401
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     41,532
                                                                  -------------

  CONSTRUCTION & ENGINEERING 0.2%
  Granite Construction, Inc.                                230          12,710
  Quanta Services, Inc.*                                    140           3,531
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                         16,241
                                                                  -------------

  TRADING COMPANIES & DISTRIBUTORS 0.1%
  United Rentals, Inc.*                                     560          15,400
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   15,400
                                                                  -------------

  BUILDING PRODUCTS 0.1%
  Masco Corp.                                               350           9,590
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                   9,590
                                                                  -------------

TOTAL INDUSTRIALS                                                       777,787
                                                                  -------------

INFORMATION TECHNOLOGY 7.0%
  COMMUNICATIONS EQUIPMENT 2.8%
  Cisco Systems, Inc.*                                    4,683         119,557
  Arris Group, Inc.*                                      4,120          58,010
  Corning, Inc.*                                          2,111          48,004

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Motorola, Inc.                                          2,461   $      43,486
  Polycom, Inc.*                                            510          16,998
  CommScope, Inc.*                                          380          16,302
  Plantronics, Inc.                                          30             709
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          303,066
                                                                  -------------

  IT CONSULTING & SERVICES 1.2%
  Computer Sciences Corp.*                                  580          30,235
  Affiliated Computer Services,
      Inc. -- Class A*                                      510          30,029
  Alliance Data Systems Corp.*                              370          22,799
  Convergys Corp.*                                          720          18,295
  Ceridian Corp.*                                           470          16,375
  BISYS Group, Inc.*                                        991          11,357
  First Data Corp.                                          190           5,111
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          134,201
                                                                  -------------

  SOFTWARE 0.9%
  Novell, Inc.*                                           4,182          30,194
  BMC Software, Inc.*                                       830          25,556
  Compuware Corp.*                                        2,091          19,843
  Mentor Graphics Corp.*                                    710          11,601
  Wind River Systems, Inc.*                                 640           6,362
                                                                  -------------

TOTAL SOFTWARE                                                           93,556
                                                                  -------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      0.6%
  Micron Technology, Inc.*                                1,711          20,669
  LSI Logic Corp.*                                        1,501          15,670
  Atmel Corp.*                                            3,012          15,150
  Intersil Corp. -- Class A                                 520          13,775
  Cree, Inc.*                                               160           2,634
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT                                                              67,898
                                                                  -------------

  COMPUTERS & PERIPHERALS 0.6%
  Sun Microsystems, Inc.*                                 5,483          32,953
  Palm, Inc.*                                             1,511          27,394
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                            60,347
                                                                  -------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
  Arrow Electronics, Inc.*                                  630          23,782
  Vishay Intertechnology, Inc.*                           1,191          16,650

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Sanmina-SCI Corp.*                                      2,722   $       9,854
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 50,286
                                                                  -------------

  INTERNET SOFTWARE & SERVICES 0.4%
  Yahoo!, Inc.*                                           1,581          49,470
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                       49,470
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                            758,824
                                                                  -------------

CONSUMER DISCRETIONARY 6.9%
  MEDIA 2.2%
  Comcast Corp. -- Class A*                               3,312          85,946
  Walt Disney Co.                                         1,481          50,991
  Gannett Co., Inc.                                         550          30,959
  DIRECTV Group, Inc.*                                    1,011          23,324
  Media General, Inc.                                       210           8,014
  News Corp. -- Class A                                     290           6,705
  Viacom, Inc. - Class B*                                   100           4,111
  CBS Corp.                                                 130           3,977
  WPP Group  PLC -- SP ADR                                   50           3,800
  McGraw-Hill Cos., Inc.                                     60           3,773
  EchoStar Communications Corp.*                             80           3,474
  Liberty Media Corp. - Capital*                             30           3,318
  Grupo Televisa SA -- SP ADR                               110           3,278
  Clear Channel Communications,
      Inc.                                                   90           3,154
  Omnicom Group, Inc.                                        30           3,071
  Westwood One, Inc.                                        120             824
                                                                  -------------

TOTAL MEDIA                                                             238,719
                                                                  -------------

  MULTILINE RETAIL 1.6%
  Federated Department Stores,
      Inc.                                                1,671          75,278
  J.C. Penney Co., Inc.                                     560          46,010
  Kohl's Corp.*                                             360          27,580
  Family Dollar Stores, Inc.                                400          11,848
  Big Lots, Inc.*                                           350          10,948
  99 Cents Only Stores*                                     350           5,155
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  176,819
                                                                  -------------

  SPECIALTY RETAIL 1.3%
  The Gap, Inc.                                           1,591          27,381

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  GameStop Corp. -- Class A*                                820   $      26,707
  Regis Corp.                                               450          18,167
  AutoNation, Inc.*                                         810          17,204
  American Eagle Outfitters,
      Inc.                                                  470          14,095
  AnnTaylor Stores Corp.*                                   260          10,083
  Payless Shoesource, Inc.*                                 250           8,300
  CarMax, Inc.*                                             300           7,362
  Rent-A-Center, Inc.*                                      260           7,275
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  136,574
                                                                  -------------

  AUTO COMPONENTS 0.8%
  Johnson Controls, Inc.                                    650          61,503
  Goodyear Tire & Rubber Co.*                               500          15,595
  Modine Manufacturing Co.                                  300           6,870
                                                                  -------------

TOTAL AUTO COMPONENTS                                                    83,968
                                                                  -------------

  HOUSEHOLD DURABLES 0.5%
  Whirlpool Corp.                                           260          22,077
  Lennar Corp. -- Class A                                   370          15,618
  Toll Brothers, Inc.*                                      380          10,404
  American Greetings Corp. --
      Class A                                               410           9,516
  Furniture Brands
      International, Inc.                                    80           1,262
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                 58,877
                                                                  -------------

  LEISURE EQUIPMENT & PRODUCTS 0.2%
  Brunswick Corp.                                           440          14,014
  Callaway Golf Co.                                         380           5,989
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       20,003
                                                                  -------------

  TEXTILES & APPAREL 0.1%
  Hanesbrands, Inc.*                                        540          15,871
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                 15,871
                                                                  -------------

  COMMERCIAL SERVICES & SUPPLIES 0.1%
  Career Education Corp.*                                   520          15,860
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     15,860
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  AUTOMOBILES 0.1%
  Ford Motor Co.                                            680   $       5,365
                                                                  -------------

TOTAL AUTOMOBILES                                                         5,365
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                            752,056
                                                                  -------------

CONSUMER STAPLES 6.6%
  FOOD & DRUG RETAILING 2.5%
  Kroger Co.                                              2,832          80,004
  Walgreen Co.                                            1,461          67,045
  Safeway, Inc.                                           1,811          66,355
  CVS Corp.                                               1,691          57,731
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             271,135
                                                                  -------------

  FOOD PRODUCTS 1.5%
  H.J. Heinz Co.                                          1,381          65,073
  Tyson Foods, Inc. -- Class A                            2,421          46,992
  Smithfield Foods, Inc.*                                 1,131          33,873
  Tootsie Roll Industries, Inc.                             433          12,965
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     158,903
                                                                  -------------

  BEVERAGES 1.1%
  Coca-Cola Enterprises, Inc.                             2,611          52,873
  Pepsi Bottling Group, Inc.                              1,461          46,591
  Hansen Natural Corp.*                                     550          20,834
                                                                  -------------

TOTAL BEVERAGES                                                         120,298
                                                                  -------------

  TOBACCO 0.8%
  UST, Inc.                                                 830          48,123
  Reynolds American, Inc.                                   690          43,063
                                                                  -------------

TOTAL TOBACCO                                                            91,186
                                                                  -------------

  PERSONAL PRODUCTS 0.7%
  Avon Products, Inc.                                       470          17,512
  Estee Lauder Cos., Inc. --
      Class A                                               300          14,655
  Alberto-Culver Co.                                        390           8,923
  Herbalife Ltd.*                                           220           8,622
  NBTY, Inc.*                                               160           8,486
  Bare Escentuals, Inc.*                                    200           7,174
  Chattem, Inc.*                                             70           4,126
  USANA Health Sciences, Inc.*                               80           3,750

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  American Oriental
      Bioengineering, Inc. PLC*                             280   $       2,629
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                  75,877
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  717,399
                                                                  -------------

ENERGY 5.7%
  OIL & GAS 4.8%
  Exxon Mobil Corp.                                       1,401         105,706
  ConocoPhillips                                          1,321          90,290
  Chevron Corp.                                             921          68,117
  Valero Energy Corp.                                       971          62,620
  Apache Corp.                                              650          45,955
  Anadarko Petroleum Corp.                                1,001          43,023
  Peabody Energy Corp.                                    1,031          41,487
  Marathon Oil Corp.                                        320          31,626
  Pogo Producing Co.                                        320          15,392
  Overseas Shipholding Group,
      Inc.                                                  230          14,398
                                                                  -------------

TOTAL OIL & GAS                                                         518,614
                                                                  -------------

  ENERGY EQUIPMENT & SERVICES 0.9%
  Transocean, Inc.*                                         740          60,458
  Rowan Cos., Inc.                                          720          23,378
  Hanover Compressor Co.*                                   330           7,343
  Nabors Industries Ltd.*                                    80           2,374
  Patterson-UTI Energy, Inc.                                 80           1,795
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                        95,348
                                                                  -------------

TOTAL ENERGY                                                            613,962
                                                                  -------------

HEALTH CARE 5.7%
  HEALTH CARE PROVIDERS & SERVICES 3.7%
  McKesson Corp.                                          1,491          87,283
  WellPoint, Inc.*                                          951          77,126
  Aetna, Inc.                                             1,171          51,278
  AmerisourceBergen Corp.                                   720          37,980
  Community Health Systems,
      Inc.*                                                 981          34,580
  Triad Hospitals, Inc.*                                    510          26,648
  Health Net, Inc.*                                         420          22,600
  Manor Care, Inc.                                          370          20,113
  Universal Health Services,
      Inc. -- Class B                                       310          17,751

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  LifePoint Hospitals, Inc.*                                460   $      17,581
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  392,940
                                                                  -------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
  Stryker Corp.                                             740          48,818
  Thermo Fisher Scientific,
      Inc.*                                                 570          26,647
  Waters Corp.*                                             410          23,780
  ResMed, Inc.*                                             410          20,652
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  119,897
                                                                  -------------

  PHARMACEUTICALS 0.6%
  King Pharmaceuticals, Inc.*                             1,111          21,853
  Watson Pharmaceuticals, Inc.*                             680          17,972
  Medicis Pharmaceutical Corp.
      -- Class A                                            380          11,712
  Valeant Pharmaceuticals
      International                                         640          11,066
  Merck & Co., Inc.                                          80           3,534
                                                                  -------------

TOTAL PHARMACEUTICALS                                                    66,137
                                                                  -------------

  BIOTECHNOLOGY 0.3%
  Biogen Idec, Inc.*                                        760          33,729
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                      33,729
                                                                  -------------

TOTAL HEALTH CARE                                                       612,703
                                                                  -------------

TELECOMMUNICATION SERVICES 3.8%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      2.3%
  Verizon Communications, Inc.                            3,012         114,215
  Windstream Corp.                                        1,901          27,925
  CenturyTel, Inc.                                          530          23,951
  AT&T, Inc.                                                400          15,772
  Cincinnati Bell, Inc.*                                  2,521          11,849
  Telefonica SA -- SP ADR                                   100           6,640
  Nippon Telegraph & Telephone
      Co. -- SP ADR                                         220           5,810
  Deutsche Telekom AG -- SP ADR                             330           5,455

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  France Telecom SA -- SP ADR                               200   $       5,280
  BT Group  PLC -- SP ADR                                    80           4,801
  Telefonos de Mexico SA de CV
      -- SP ADR                                             130           4,342
  BCE, Inc.                                                 110           3,111
  Telekomunikasi Indonesia Tbk
      PT -- SP ADR                                           70           3,020
  TELUS Corp.                                                60           3,000
  Chunghwa Telecom Co. Ltd. --
      SP ADR                                                150           2,988
  Qwest Communications
      International, Inc.*                                  320           2,877
  KT Corp. -- SP ADR                                         80           1,791
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                                              242,827
                                                                  -------------

  WIRELESS TELECOMMUNICATION SERVICES 1.5%
  Alltel Corp.                                              891          55,242
  Telephone & Data Systems, Inc.                            460          27,425
  Sprint Nextel Corp.                                       840          15,926
  China Mobile Hong Kong Ltd. --
      SP ADR                                                280          12,558
  Vodafone Group PLC -- SP ADR                              410          11,013
  America Movil SA de CV -- SP
      ADR                                                   180           8,602
  Mobile Telesystems -- SP ADR                               90           5,036
  Vimpel--Communications -- SP
      ADR*                                                   50           4,742
  Rogers Communications, Inc. --
      Class B                                               130           4,259
  American Tower Corp. -- Class
      A*                                                     90           3,505
  SK Telecom Co., Ltd. -- SP ADR                            140           3,279
  NII Holdings, Inc. -- Class B*                             40           2,967
  Turkcell Iletisim Hizmet AS,
      Inc. -- SP ADR                                        210           2,783
  Philippine Long Distance
      Telephone Co. -- SP ADR                                50           2,640
  Crown Castle International
      Corp.*                                                 70           2,249

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  U.S. Cellular Corp.*                                       30   $       2,204
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               164,430
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        407,257
                                                                  -------------

MATERIALS 3.4%
  CHEMICALS 0.9%
  Lyondell Chemical Co.                                   1,011          30,300
  Ashland, Inc.                                             320          20,992
  Eastman Chemical Co.                                      280          17,732
  Airgas, Inc.                                              330          13,910
  Olin Corp.                                                810          13,721
                                                                  -------------

TOTAL CHEMICALS                                                          96,655
                                                                  -------------

  METALS & MINING 0.8%
  Allegheny Technologies, Inc.                              520          55,479
  Reliance Steel & Aluminum Co.                             330          15,972
  Worthington Industries, Inc.                              660          13,583
                                                                  -------------

TOTAL METALS & MINING                                                    85,034
                                                                  -------------

  CONSTRUCTION MATERIALS 0.7%
  Cemex SA de CV -- SP ADR*                                 560          18,340
  Vulcan Materials Co.                                      120          13,978
  Rinker Group Ltd. -- SP ADR                               180          13,104
  Martin Marietta Materials,
      Inc.                                                   80          10,816
  Florida Rock Industries, Inc.                             150          10,093
  Eagle Materials, Inc.                                     120           5,356
  Texas Industries, Inc.                                     70           5,287
  Headwaters, Inc.*                                         160           3,496
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                             80,470
                                                                  -------------

  CONTAINERS & PACKAGING 0.6%
  Temple-Inland, Inc.                                       120           7,169
  Sealed Air Corp.                                          200           6,320
  Ball Corp.                                                130           5,960
  Owens-Illinois, Inc.*                                     220           5,669
  Crown Holdings, Inc.*                                     220           5,381
  Sonoco Products Co.                                       140           5,261
  Bemis Co.                                                 150           5,009
  Smurfit-Stone Container Corp.*                            410           4,617

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Packaging Corporation of
      America                                               180   $       4,392
  Silgan Holdings, Inc.                                      80           4,089
  AptarGroup, Inc.                                           60           4,016
  Pactiv Corp.*                                             110           3,711
  Greif, Inc. -- Class A                                     30           3,333
  Rock-Tenn Co. -- Class A                                   90           2,988
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                             67,915
                                                                  -------------

  PAPER & FOREST PRODUCTS 0.4%
  International Paper Co.                                   390          14,196
  Louisiana-Pacific Corp.                                   560          11,234
  Aracruz Celulose SA -- SP ADR                              90           4,722
  Votorantim Celulose e Papel
      SA -- SP ADR                                          220           4,026
  Abitibi -- Consolidated Inc.                            1,331           3,753
  Wausau Paper Corp.                                        210           3,016
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                            40,947
                                                                  -------------

TOTAL MATERIALS                                                         371,021
                                                                  -------------

UTILITIES 2.1%
  ELECTRIC UTILITIES 1.4%
  Edison International                                      810          39,795
  Entergy Corp.                                             270          28,328
  TXU Corp.                                                 360          23,076
  Pepco Holdings, Inc.                                      790          22,926
  Progress Energy, Inc.                                     410          20,680
  Pinnacle West Capital Corp.                               250          12,063
  Great Plains Energy, Inc.                                 290           9,411
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                156,279
                                                                  -------------

  MULTI-UTILITIES 0.6%
  DTE Energy Co.                                            340          16,286
  AES Corp.*                                                660          14,203
  OGE Energy Corp.                                          290          11,252
  Energy East Corp.                                         390           9,501
  MDU Resources Group, Inc.                                 310           8,909
                                                                  -------------

TOTAL MULTI-UTILITIES                                                    60,151
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  GAS UTILITIES 0.1%
  Oneok, Inc.                                               310   $      13,950
                                                                  -------------

TOTAL GAS UTILITIES                                                      13,950
                                                                  -------------

TOTAL UTILITIES                                                         230,380
                                                                  -------------

TOTAL COMMON STOCKS
  (Cost $5,978,836)                                                   6,463,535
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 39.8%
Collateralized by U.S. Treasury
  Obligations

Credit Suisse, at
  5.09% due 04/02/07+                          $      2,005,319       2,005,319
Mizuho Inc., at
  5.09% due 04/02/07                                    629,145         629,145
UBS, Inc., at
  5.09% due 04/02/07                                    629,145         629,145
Lehman Brothers Inc., at
  5.06% due 04/02/07                                    408,189         408,189
Morgan Stanley Inc., at
  5.05% due 04/02/07                                    629,145         629,145

TOTAL REPURCHASE AGREEMENTS
  (Cost $4,300,943)                                                   4,300,943
                                                                  -------------

                                                         SHARES
-------------------------------------------------------------------------------
COMMON STOCKS SOLD SHORT (50.0)%

TELECOMMUNICATION SERVICES (0.1)%
  DIVERSIFIED TELECOMMUNICATION SERVICES (0.1)%
  Embarq Corp.                                              120          (6,762)
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                                 (6,762)
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                         (6,762)
                                                                  -------------
MATERIALS (1.4)%
  PAPER & FOREST PRODUCTS (0.3)%
  Bowater, Inc.                                             100          (2,382)
  MeadWestvaco Corp.                                        380         (11,719)

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Weyerhaeuser Co.                                          252   $     (18,835)

                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                           (32,936)
                                                                  -------------

  METALS & MINING (0.4)%
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                                 330         (21,842)
  Newmont Mining Corp.                                      530         (22,255)
                                                                  -------------

TOTAL METALS & MINING                                                   (44,097)
                                                                  -------------

  CHEMICALS (0.7)%
  Hercules, Inc.*                                           160          (3,126)
  Albemarle Corp.                                           120          (4,961)
  Ferro Corp.                                               390          (8,428)
  Chemtura Corp.                                          2,121         (23,183)
  Ecolab, Inc.                                              740         (31,820)
                                                                  -------------

TOTAL CHEMICALS                                                         (71,518)
                                                                  -------------

TOTAL MATERIALS                                                        (148,551)
                                                                  -------------

UTILITIES (2.2)%
  WATER UTILITIES (0.2)%
  Aqua America, Inc.                                        840         (18,858)
                                                                  -------------

TOTAL WATER UTILITIES                                                   (18,858)
                                                                  -------------

  GAS UTILITIES (0.3)%
  Questar Corp.                                              30          (2,676)
  Equitable Resources, Inc.                                 670         (32,375)
                                                                  -------------

TOTAL GAS UTILITIES                                                     (35,051)
                                                                  -------------

  MULTI-UTILITIES (0.7)%
  TECO Energy, Inc.                                          80          (1,377)
  Integrys Energy Group  Inc                                110          (6,106)
  Dynegy, Inc. -- Class A*                                1,561         (14,455)
  KeySpan Corp.                                             380         (15,637)
  CenterPoint Energy, Inc.                                  930         (16,684)
  Public Service Enterprise
      Group, Inc.                                           240         (19,929)
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   (74,188)
                                                                  -------------

  ELECTRIC UTILITIES (1.0)%
  Allegheny Energy, Inc.*                                    40          (1,966)
  Duke Energy Corp.                                       1,090         (22,116)

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Exelon Corp.                                            1,300   $     (89,323)
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                               (113,405)
                                                                  -------------

TOTAL UTILITIES                                                        (241,502)
                                                                  -------------

HEALTH CARE (5.2)%
  HEALTH CARE PROVIDERS & SERVICES (0.4)%
  Coventry Health Care, Inc.*                                10            (560)
  Express Scripts, Inc.*                                    100          (8,072)
  CIGNA Corp.                                               260         (37,092)
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  (45,724)
                                                                  -------------

  PHARMACEUTICALS (0.7)%
  Par Pharmaceutical Cos., Inc.*                            460         (11,555)
  Sepracor, Inc.*                                           620         (28,911)
  Forest Laboratories, Inc.*                                730         (37,551)
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   (78,017)
                                                                  -------------

  BIOTECHNOLOGY (1.7)%
  Martek Biosciences Corp.*                                 350          (7,217)
  Celgene Corp.*                                            280         (14,689)
  Affymetrix, Inc.*                                         560         (16,839)
  Vertex Pharmaceuticals, Inc.*                             920         (25,797)
  Cephalon, Inc.*                                           440         (31,332)
  Gilead Sciences, Inc.*                                    500         (38,250)
  PDL BioPharma, Inc.*                                    2,121         (46,026)
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                    (180,150)
                                                                  -------------

  HEALTH CARE EQUIPMENT & SUPPLIES (2.4)%
  Bausch & Lomb, Inc.                                        50          (2,558)
  Advanced Medical Optics, Inc.*                            380         (14,136)
  Ventana Medical Systems, Inc.*                            420         (17,598)
  Hillenbrand Industries, Inc.                              310         (18,405)
  DENTSPLY International, Inc.                              690         (22,597)
  Varian Medical Systems, Inc.*                             590         (28,137)
  Hospira, Inc.*                                            770         (31,493)
  Intuitive Surgical, Inc.*                                 310         (37,687)
  Boston Scientific Corp.*                                2,851         (41,454)

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  St. Jude Medical, Inc.*                                 1,130   $     (42,499)
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 (256,564)
                                                                  -------------

TOTAL HEALTH CARE                                                      (560,455)
                                                                  -------------

INDUSTRIALS (5.4)%
  AIRLINES 0.0%
  AirTran Holdings, Inc.*                                   350          (3,594)
                                                                  -------------

TOTAL AIRLINES                                                           (3,594)
                                                                  -------------

  ROAD & RAIL (0.1)%
  Avis Budget Group, Inc.*                                  291          (7,947)
                                                                  -------------

TOTAL ROAD & RAIL                                                        (7,947)
                                                                  -------------

  AEROSPACE & DEFENSE (0.1)%
  Precision Castparts Corp.                                 100         (10,405)
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               (10,405)
                                                                  -------------

  ELECTRICAL EQUIPMENT (0.2)%
  Rockwell Automation, Inc.                                 410         (24,547)
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              (24,547)
                                                                  -------------

  AIR FREIGHT & COURIERS (0.4)%
  CH Robinson Worldwide, Inc.                               210         (10,027)
  Expeditors International
      Washington, Inc.                                      800         (33,056)
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            (43,083)
                                                                  -------------

  CONSTRUCTION & ENGINEERING (0.4)%
  Fluor Corp.                                               260         (23,327)
  Jacobs Engineering Group,
      Inc.*                                                 560         (26,124)
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        (49,451)
                                                                  -------------

  TRADING COMPANIES & DISTRIBUTORS (0.5)%
  GATX Corp.                                                240         (11,472)

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Fastenal Co.                                            1,230   $     (43,112)
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  (54,584)
                                                                  -------------

  MACHINERY (0.9)%
  Joy Global, Inc.                                          140          (6,006)
  Pentair, Inc.                                             450         (14,022)
  Flowserve Corp.                                           370         (21,160)
  Caterpillar, Inc.                                         790         (52,954)
                                                                  -------------

TOTAL MACHINERY                                                         (94,142)
                                                                  -------------

  INDUSTRIAL CONGLOMERATES (1.1)%
  General Electric Co.                                    3,391        (119,906)
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                         (119,906)
                                                                  -------------

  COMMERCIAL SERVICES & SUPPLIES (1.7)%
  Monster Worldwide, Inc.*                                  160          (7,579)
  Robert Half International,
      Inc.                                                  210          (7,772)
  Deluxe Corp.                                              320         (10,730)
  HNI Corp.                                                 260         (11,942)
  Avery Dennison Corp.                                      260         (16,708)
  Cintas Corp.                                              500         (18,050)
  Corporate Executive Board Co.                             240         (18,230)
  RR Donnelley & Sons Co.                                   520         (19,027)
  Pitney Bowes, Inc.                                        470         (21,333)
  Stericycle, Inc.*                                         270         (22,005)
  Dun & Bradstreet Corp.                                    290         (26,448)
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   (179,824)
                                                                  -------------

TOTAL INDUSTRIALS                                                      (587,483)
                                                                  -------------

CONSUMER DISCRETIONARY (5.6)%
  LEISURE EQUIPMENT & PRODUCTS (0.1)%
  Mattel, Inc.                                              250          (6,893)
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       (6,893)
                                                                  -------------

  MULTILINE RETAIL (0.1)%
  Saks, Inc.                                                640         (13,338)
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  (13,338)
                                                                  -------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  AUTO COMPONENTS (0.3)%
  Bandag, Inc.                                              130   $      (6,590)
  ArvinMeritor, Inc.                                        420          (7,665)
  Lear Corp.*                                               350         (12,778)
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   (27,033)
                                                                  -------------

  AUTOMOBILES (0.3)%
  General Motors Corp.                                      960         (29,414)
                                                                  -------------

TOTAL AUTOMOBILES                                                       (29,414)
                                                                  -------------

  SPECIALTY RETAIL (0.3)%
  Coldwater Creek, Inc.*                                    130          (2,637)
  OfficeMax, Inc.                                            60          (3,164)
  Dick's Sporting Goods, Inc.*                               90          (5,243)
  Pier 1 Imports, Inc.                                      860          (5,943)
  Chico's FAS, Inc.*                                        600         (14,658)
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  (31,645)
                                                                  -------------

  TEXTILES & APPAREL (0.3)%
  Coach, Inc.*                                              700         (35,035)
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                (35,035)
                                                                  -------------

  COMMERCIAL SERVICES & SUPPLIES (0.5)%
  Sotheby's Holdings, Inc. --
      Class A                                               120          (5,338)
  Strayer Education, Inc.                                    90         (11,250)
  ITT Educational Services,
      Inc.*                                                 190         (15,483)
  Apollo Group, Inc. -- Class A*                            420         (18,438)
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    (50,509)
                                                                  -------------

  INTERNET & CATALOG RETAIL (0.5)%
  Amazon.com, Inc.*                                       1,460         (58,093)
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                         (58,093)
                                                                  -------------

  HOUSEHOLD DURABLES (0.8)%
  Ryland Group, Inc.                                         50          (2,109)
  KB HOME                                                    50          (2,134)
  Pulte Homes, Inc.                                         160          (4,234)
  Beazer Homes USA, Inc.                                    220          (6,387)
  Blyth, Inc.                                               330          (6,966)

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Hovnanian Enterprises, Inc. --                            290   $      (7,296)
      Class A*
  Centex Corp.                                              350         (14,623)
  Mohawk Industries, Inc.*                                  180         (14,769)
  Harman International
      Industries, Inc.                                      170         (16,334)
  D.R. Horton, Inc.                                         760         (16,720)
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                (91,572)
                                                                  -------------

  MEDIA (1.1)%
  Valassis Communications, Inc.*                            360          (6,188)
  Dow Jones & Co., Inc.                                     340         (11,720)
  Tribune Co.                                               610         (19,587)
  Interpublic Group of Cos.,
      Inc.*                                               2,791         (34,357)
  Time Warner, Inc.                                       2,501         (49,320)
                                                                  -------------

TOTAL MEDIA                                                            (121,172)
                                                                  -------------

  HOTELS, RESTAURANTS & LEISURE (1.3)%
  Cheesecake Factory, Inc.*                                 380         (10,127)
  Wendy's International, Inc.                               390         (12,207)
  International Game
      Technology, Inc.                                      640         (25,843)
  Harrah's Entertainment, Inc.                              320         (27,024)
  Marriott International, Inc.
      -- Class A                                            690         (33,782)
  Starbucks Corp.*                                        1,080         (33,869)
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                    (142,852)
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                           (607,556)
                                                                  -------------

ENERGY (5.8)%
  OIL & GAS (1.9)%
  Forest Oil Corp.*                                         510         (17,019)
  Sunoco, Inc.                                              530         (37,333)
  Newfield Exploration Co.*                               1,020         (42,544)
  Southwestern Energy Co.*                                1,170         (47,947)
  El Paso Corp.                                           4,081         (59,052)
                                                                  -------------

TOTAL OIL & GAS                                                        (203,895)
                                                                  -------------

  ENERGY EQUIPMENT & SERVICES (3.9)%
  Grant Prideco, Inc.*                                      220         (10,965)
  BJ Services Co.                                         1,260         (35,154)
  Halliburton Co.                                         2,141         (67,955)

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Weatherford International Ltd.*                         1,691   $     (76,264)
  FMC Technologies, Inc.*                                 1,150         (80,224)
  Schlumberger Ltd.                                       2,271        (156,926)
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                      (427,488)
                                                                  -------------

TOTAL ENERGY                                                           (631,383)
                                                                  -------------

CONSUMER STAPLES (6.0)%
  TOBACCO (0.3)%
  Universal Corp.                                           510         (31,289)
                                                                  -------------

TOTAL TOBACCO                                                           (31,289)
                                                                  -------------

  HOUSEHOLD PRODUCTS (0.9)%
  Colgate-Palmolive Co.                                   1,470         (98,181)
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                (98,181)
                                                                  -------------

  BEVERAGES (1.4)%
  Constellation Brands, Inc. --
      Class A*                                              560         (11,861)
  PepsiAmericas, Inc.                                     1,130         (25,221)
  Brown-Forman Corp. -- Class B                             620         (40,647)
  Molson Coors Brewing Co. --
      Class B                                               740         (70,019)
                                                                  -------------

TOTAL BEVERAGES                                                        (147,748)
                                                                  -------------

  FOOD & DRUG RETAILING (1.6)%
  Whole Foods Market, Inc.                                  790         (35,432)
  Supervalu, Inc.                                         1,661         (64,895)
  Sysco Corp.                                             2,141         (72,430)
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                            (172,757)
                                                                  -------------

  FOOD PRODUCTS (1.8)%
  Sara Lee Corp.                                          3,031         (51,285)
  Hershey Co.                                             2,711        (148,183)
                                                                  -------------

TOTAL FOOD PRODUCTS                                                    (199,468)
                                                                  -------------

TOTAL CONSUMER STAPLES                                                 (649,443)
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (8.4)%
  ELECTRONIC EQUIPMENT & INSTRUMENTS
   (0.2)%
  Jabil Circuit, Inc.                                       810   $     (17,342)
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                (17,342)
                                                                  -------------

  IT CONSULTING & SERVICES (0.3)%
  Fidelity National Information
      Services, Inc.                                          1             (42)
  Gartner, Inc. -- Class A*                                  20            (479)
  Cognizant Technology
      Solutions Corp. -- Class A*                            60          (5,296)
  Unisys Corp.*                                           2,651         (22,348)
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          (28,165)
                                                                  -------------

  OFFICE ELECTRONICS (0.4)%
  Xerox Corp.*                                            2,901         (48,998)
                                                                  -------------

TOTAL OFFICE ELECTRONICS                                                (48,998)
                                                                  -------------

  COMMUNICATIONS EQUIPMENT (0.8)%
  ADC Telecommunications, Inc.*                             150          (2,511)
  Powerwave Technologies, Inc.*                           1,340          (7,625)
  Utstarcom, Inc.*                                        1,460         (12,103)
  Ciena Corp.*                                              530         (14,813)
  F5 Networks, Inc.*                                        230         (15,336)
  JDS Uniphase Corp.*                                     2,251         (34,283)
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          (86,671)
                                                                  -------------

  COMPUTERS & PERIPHERALS (0.9)%
  Lexmark International, Inc.*                               40          (2,339)
  SanDisk Corp.*                                            660         (28,908)
  Apple Computer, Inc.*                                     330         (30,660)
  Network Appliance, Inc.*                                  950         (34,694)
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           (96,601)
                                                                  -------------

  INTERNET SOFTWARE & SERVICES (1.1)%
  ValueClick, Inc.*                                         650         (16,984)
  Google, Inc. -- Class A*                                   80         (36,653)

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  eBay, Inc.*                                             1,911   $     (63,350)
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                     (116,987)
                                                                  -------------

  SOFTWARE (1.9)%
  Advent Software, Inc.*                                     90          (3,138)
  Activision, Inc.*                                       1,290         (24,433)
  Symantec Corp.*                                         2,611         (45,170)
  CA, Inc.                                                1,851         (47,960)
  Electronic Arts, Inc.*                                  1,781         (89,691)
                                                                  -------------

TOTAL SOFTWARE                                                         (210,392)
                                                                  -------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      (2.8)%
  MEMC Electronic Materials,
      Inc.*                                                 100          (6,058)
  Nvidia Corp.*                                             300          (8,634)
  Semtech Corp.*                                            660          (8,897)
  Lattice Semiconductor Corp.*                            1,691          (9,892)
  PMC - Sierra, Inc.*                                     1,551         (10,872)
  Triquint Semiconductor, Inc.*                           2,291         (11,455)
  Silicon Laboratories, Inc.*                               390         (11,669)
  Fairchild Semiconductor
      International, Inc.*                                1,040         (17,389)
  Teradyne, Inc.*                                         1,390         (22,991)
  Advanced Micro Devices, Inc.*                           1,761         (22,999)
  Maxim Integrated Products,
      Inc.                                                  970         (28,518)
  Broadcom Corp. -- Class A*                              1,120         (35,918)
  Cypress Semiconductor Corp.*                            2,141         (39,715)
  Applied Materials, Inc.                                 3,621         (66,337)
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT                                                            (301,344)
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                           (906,500)
                                                                  -------------

FINANCIALS (9.9)%
  DIVERSIFIED FINANCIALS (0.1)%
  Moody's Corp.                                             240         (14,894)
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            (14,894)
                                                                  -------------

  CONSUMER FINANCE (0.8)%
  Capital One Financial Corp.                                70          (5,282)

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  SLM Corp.                                               1,991   $     (81,432)
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  (86,714)
                                                                  -------------

  BANKS (0.8)%
  FirstMerit Corp.                                           90          (1,900)
  Westamerica Bancorporation                                250         (12,042)
  Commerce Bancorp, Inc.                                    760         (25,369)
  National City Corp.                                     1,390         (51,778)
                                                                  -------------

TOTAL BANKS                                                             (91,089)
                                                                  -------------

  THRIFTS & MORTGAGE FINANCE (1.4)%
  New York Community Bancorp,
      Inc.                                                1,480         (26,033)
  Freddie Mac                                             2,141        (127,368)
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                       (153,401)
                                                                  -------------

  REAL ESTATE (1.6)%
  Realogy Corp.*                                              1             (15)
  Highwoods Properties, Inc.                                 30          (1,185)
  Boston Properties, Inc.                                    50          (5,870)
  UDR, Inc.                                                 200          (6,124)
  Weingarten Realty Investors                               130          (6,183)
  Potlatch Corp.                                            300         (13,734)
  Regency Centers Corp.                                     390         (32,522)
  Vornado Realty Trust                                      330         (39,382)
  Simon Property Group, Inc.                                560         (62,300)
                                                                  -------------

TOTAL REAL ESTATE                                                      (167,315)
                                                                  -------------

  CAPITAL MARKETS (2.2)%
  SEI Investments Co.                                        90          (5,421)
  Waddell & Reed Financial,
      Inc. -- Class A                                       710         (16,557)
  Janus Capital Group, Inc.                               1,030         (21,537)
  Nuveen Investments, Inc. --
      Class A                                               500         (23,650)
  Eaton Vance Corp.                                         800         (28,512)
  Legg Mason, Inc.                                          370         (34,858)
  Federated Investors, Inc. --
      Class B                                             1,150         (42,228)
  Charles Schwab Corp.                                    3,331         (60,924)
                                                                  -------------

TOTAL CAPITAL MARKETS                                                  (233,687)
                                                                  -------------

  INSURANCE (3.0)%
  Arthur J. Gallagher & Co.                                 620         (17,565)

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  ACE Ltd.                                                  780   $     (44,507)
  Everest Re Group Ltd.                                     540         (51,932)
  Marsh & McLennan Cos., Inc.                             1,781         (52,165)
  XL Capital Ltd.                                         1,040         (72,758)
  Progressive Corp.                                       3,731         (81,410)
                                                                  -------------

TOTAL INSURANCE                                                        (320,337)
                                                                  -------------

TOTAL FINANCIALS                                                     (1,067,437)
                                                                  -------------

TOTAL COMMON STOCKS SOLD SHORT
  (Cost $5,082,574)                                                  (5,407,072)
                                                                  -------------

TOTAL INVESTMENTS 49.5%
  (Cost $5,197,205)                                               $   5,357,406
                                                                  -------------

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 50.5%                                             $   5,462,944
                                                                  -------------
NET ASSETS - 100.0%                                               $  10,820,350
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2007 S&P MidCap 400 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $684,560)                                         8   $       9,787
June 2007 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $805,400)                                        10          14,893
June 2007 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $4,720,650 )                                     66          67,051

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$6,210,610)                                                       $      91,731
                                                                  -------------

*     Non-Income Producing Security.

+ All or a portion of this security is held as short security collateral at March 31, 2007.

      ADR - American Depository Receipt.

--------------------------------------------------------------------------------

VARIABLE ANNUITY AMERIGO
SCHEDULE OF INVESTMENTS (Unaudited)                         March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 1.0%

  Berkshire Hathaway, Inc.--
      Class A*                                              27        2,942,730
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $2,426,780)                                                   2,942,730
                                                                 --------------

EXCHANGE TRADED FUNDS 96.0%
  iShares Russell 1000 Growth
      Index Fund                                       592,000       32,927,040
  iShares MSCI EAFE Index
      Fund                                             335,000       25,577,250
  iShares MSCI Emerging Markets
      Index Fund+                                      194,000       22,560,260
  Vanguard Mid-Cap VIPERs                              289,000       21,926,430
  iShares Russell Midcap Growth
      Index Fund+                                      167,000       17,795,520
  Nasdaq-100 Index Tracking
      Stock+                                           336,000       14,626,080
  iShares Russell Midcap Index
      Fund+                                            123,000       12,778,470
  SPDR Trust Series 1+                                  89,000       12,642,450
  Vanguard Value VIPERs+                               178,000       12,160,960
  Industrial Select Sector SPDR
      Fund+                                            319,000       11,337,260
  iShares Russell 1000 Value
      Index Fund                                       133,000       11,057,620
  iShares Russell 2000 Index
      Fund+                                            134,000       10,647,640
  Materials Select Sector SPDR
      Fund+                                            183,000        6,943,020
  Vanguard Total Stock Market
      ETF+                                              46,000        6,504,400
  Energy Select Sector SPDR
      Fund+                                             91,000        5,470,920
  DIAMONDS Trust Series I+                              44,000        5,434,000
  Financial Select Sector SPDR
      Fund+                                            133,000        4,728,150
  Vanguard Pacific ETF+                                 61,000        4,205,340
  iShares MSCI Singapore Index
      Fund+                                            254,000        3,136,900
  SPDR Russell/Nomura PRIME
      Japan ETF+                                        49,000        2,792,020
  Utilities Select Sector SPDR
      Fund+                                             68,000        2,703,000
  iShares MSCI Japan Index Fund                        177,000        2,585,970
  iShares MSCI Spain Index+                             45,000        2,542,950

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  iShares MSCI Taiwan Index
      Fund, Inc.+                                      178,000        2,475,980
  iShares MSCI Mexico Index
      Fund+                                             44,000        2,390,080
  Consumer Staples Select
      Sector SPDR Fund+                                 76,000        2,019,320
  streetTracks Gold Trust*+                             23,000        1,512,480
  iShares Silver Trust*+                                11,000        1,468,500
  SPDR Russell/Nomura Small Cap
      Japan ETF                                         24,500        1,314,425
  iShares MSCI Germany Index
      Fund+                                             45,000        1,296,450
  iShares MSCI Netherlands
      Index Fund                                        45,000        1,277,550
  SPDR MSCI ACWI ex-US ETF*+                            23,000          876,990
  iShares S&P Global Healthcare
      Sector Index Fund+                                 5,000          288,200
  iShares Dow Jones U.S.
      Healthcare Sector Index
      Fund+                                              4,000          266,840
                                                                 --------------

TOTAL EXCHANGE TRADED FUNDS
  (Cost $233,709,257)                                               268,270,465
                                                                 --------------

MONEY MARKET MUTUAL FUNDS 3.0%
  First American Prime
      Obligations Fund                               8,332,902        8,332,902
                                                                 --------------

TOTAL MONEY MARKET MUTUAL FUNDS
  (Cost $8,332,902)                                                   8,332,902
                                                                 --------------

--------------------------------------------------------------------------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 35.7%
Investment in Securities Lending Short
   Term
      Investment Portfolio held
         by U.S. Bank                               99,663,555       99,663,555
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $99,663,555)                                                   99,663,555
                                                                 ==============

TOTAL INVESTMENTS 135.7%
  (Cost $344,132,494)                                            $  379,209,652
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (35.7)%                                               $  (99,852,567)
                                                                 --------------
NET ASSETS - 100.0%                                              $  279,357,085

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY CLERMONT
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 1.7%

  Berkshire Hathaway, Inc.
      -- Class A*                                           12        1,307,880
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $1,037,837)                                                   1,307,880
                                                                 --------------
EXCHANGE TRADED FUNDS 80.5%
  iShares Russell 1000 Value
      Index Fund+                                      104,000        8,646,560
  iShares Lehman Aggregate Bond
      Fund+                                             82,000        8,216,400
  iShares MSCI EAFE Index Fund                          89,000        6,795,150
  Vanguard Mid-Cap VIPERs+                              85,000        6,448,950
  SPDR Trust Series 1+                                  42,500        6,037,125
  iShares Russell 1000 Growth
      Index Fund+                                       63,500        3,531,870
  iShares Lehman 7-10 Year
      Treasury Bond Fund+                               36,000        2,992,680
  iShares Morningstar Mid Core
      Index Fund+                                       25,000        2,134,500
  Vanguard Consumer Staples
      VIPERs+                                           30,500        2,002,630
  iShares Morningstar Large
      Core Index Fund+                                  24,500        1,824,515
  Vanguard Health Care VIPERs+                          29,000        1,675,330
  Van Kampen Senior Income
      Trust+                                           179,000        1,598,470
  iShares Lehman 20+ Year
      Treasury Bond Fund+                               18,000        1,590,300
  Nasdaq-100 Index Tracking
      Stock+                                            35,000        1,523,550
  iShares Russell 2000 Index
      Fund+                                             12,000          953,520
  Vanguard Small-Cap ETF --
      SP ADR+                                           12,000          845,880
  Vanguard Emerging Markets
      VIPERs+                                            9,000          710,730
  iShares MSCI Emerging
      Markets Index Fund+                                6,000          697,740
  Utilities Select Sector SPDR
      Fund+                                             15,000          596,250
  Vanguard Pacific ETF                                   8,500          585,990
  Eaton Vance Floating-Rate
      Income Trust                                      20,600          385,632
  Nuveen Floating Rate Income
      Opportunity Fund                                  20,600          291,902

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
  Nuveen Floating Rate Income
      Fund+                                             20,600          289,842
  BlackRock Corporate High
      Yield Fund V, Inc.                                20,600          282,838
  BlackRock Corporate High
      Yield Fund VI, Inc.+                              20,600          280,572
  Eaton Vance Senior Income
      Trust+                                            20,600          180,662
  BlackRock Corporate High
      Yield Fund III, Inc.                              20,600          170,980
  BlackRock Corporate High
      Yield Fund, Inc.                                  20,600          169,538
  Dreyfus High Yield Strategies
      Fund                                              20,600           88,374
                                                                 --------------

TOTAL EXCHANGE TRADED FUNDS
  (Cost $52,410,600)                                                 61,548,480
                                                                 --------------

MUTUAL FUNDS 17.8%
  First American Prime
      Obligations Fund                              13,578,752       13,578,752
                                                                 --------------

TOTAL MUTUAL  FUNDS
  (Cost $13,578,752)                                                 13,578,752
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                                  ------------
SECURITIES LENDING COLLATERAL 26.9%
Investment in Securities Lending Short
  Term
      Investment Portfolio Held
        by U.S. Bank                                20,583,296       20,583,296
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $20,583,296)                                                   20,583,296
                                                                 ==============

TOTAL INVESTMENTS 126.9%
  (Cost $87,610,485)                                             $   97,018,408
                                                                 --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (26.9)%                                         $  (20,578,708)
                                                                 --------------
NET ASSETS - 100.0%                                              $   76,439,700

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2007.

--------------------------------------------------------------------------------

VARIABLE ANNUITY BEROLINA
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 10.1%

Gannett Co., Inc.                                        3,000    $     168,870
IPSCO, Inc.                                              1,000          131,400
AK Steel Holding Corp.*                                  5,300          123,967
GrafTech International Ltd.*                            13,500          122,580
United States Steel Corp.                                1,200          119,004
Reliance Steel & Aluminum Co.                            2,400          116,160
FedEx Corp.                                              1,000          107,430
Washington Post Co. -- Class B                             140          106,890
POSCO -- SP ADR+                                         1,000          103,950
Worthington Industries, Inc.                             4,800           98,784
Biovail Corp                                             4,500           98,370
United Parcel Service, Inc. --
  Class B                                                1,400           98,140
Corus Group  PLC -- SP ADR+                              4,200           96,600
Swift Transportation Co., Inc.*                          3,100           96,596
Cavalier Homes, Inc.*                                   19,700           95,742
Alkermes, Inc.*                                          6,200           95,728
Con-way, Inc.                                            1,900           94,696
Werner Enterprises, Inc.                                 5,200           94,484
Tribune Co.                                              2,900           93,119
Elan Corp. PLC -SP ADR*+                                 7,000           93,030
Williams-Sonoma, Inc.                                    2,600           92,196
J.B. Hunt Transport Services,
  Inc.                                                   3,500           91,840
Alcoa, Inc.                                              2,700           91,530
Nucor Corp.                                              1,400           91,182
Rite Aid Corp.*                                         15,700           90,589
News Corp.                                               3,700           90,539
Watson Pharmaceuticals, Inc. *                           3,400           89,862
New York Times Co. -- Class A                            3,800           89,338
Wal-Mart Stores, Inc.                                    1,900           89,205
Target Corp.                                             1,500           88,890
Mylan Laboratories, Inc.                                 4,200           88,788
CVS Corp.                                                2,600           88,764
Alcan, Inc.                                              1,700           88,740
Panera Bread Co. -- Class A*                             1,500           88,590
Bed Bath & Beyond, Inc.*                                 2,200           88,374
P.F. Chang's China Bistro, Inc.*                         2,100           87,948
Par Pharmaceutical Cos., Inc.*                           3,500           87,920
Longs Drug Stores Corp.                                  1,700           87,788
Mueller Industries, Inc.                                 2,900           87,290
Walgreen Co.                                             1,900           87,191

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
OSI Restaurant Partners, Inc.                            2,200    $      86,900
Palm Harbor Homes, Inc.*                                 6,000           86,040
Ruby Tuesday, Inc.                                       3,000           85,800
Fleetwood Enterprises, Inc.*                            10,700           84,637
Trinity Industries, Inc.                                 2,000           83,840
Nektar Therapeutics*                                     6,400           83,584
Eaton Corp.                                              1,000           83,560
CBRL Group, Inc.                                         1,800           83,340
Kaydon Corp.                                             1,900           80,864
Champion Enterprises, Inc.*                              9,000           79,200
Barr Pharmaceuticals, Inc.*                              1,700           78,795
Illinois Tool Works, Inc.                                1,500           77,400
Actuant Corp. -- Class A                                 1,500           76,140
Nordson Corp.                                            1,500           69,690
Pentair, Inc.                                            2,000           62,320
Cheesecake Factory, Inc.*                                1,500           39,975
                                                                  -------------

TOTAL COMMON STOCKS
  (Cost $5,028,652)                                                   5,184,189
                                                                  -------------

EXCHANGE TRADED FUNDS 88.5%
iShares S&P Latin America 40
  Index Fund                                            20,000        3,560,000
DIAMONDS Trust Series I                                 27,000        3,334,500
iShares Russell 2000 Index Fund                         32,000        2,542,720
Consumer Staples Select Sector
  SPDR Fund                                             90,000        2,391,300
iShares MSCI Emerging Markets
  Index Fund                                            20,000        2,325,800
iShares MSCI EAFE Index Fund                            27,000        2,061,450
SPDR Trust Series 1                                     14,000        1,988,700
Nasdaq-100 Index Tracking Stock                         42,000        1,828,260
iShares Russell Midcap Index
  Fund                                                  16,500        1,714,185
iShares Russell 1000 Growth
  Index Fund                                            27,500        1,529,550
Vanguard Pacific ETF                                    19,000        1,309,860
Vanguard Mid-Cap VIPERs                                 16,500        1,251,855
Utilities Select Sector SPDR
  Fund                                                  29,000        1,152,750
iShares Russell 1000 Value
  Index Fund                                            13,000        1,080,820
Vanguard Growth ETF                                     18,500        1,079,475
Vanguard Large-Cap ETF                                  17,000        1,076,610
iShares MSCI Mexico Index Fund                          18,000          977,760
SPDR S&P Biotech ETF*                                   20,000          965,000

--------------------------------------------------------------------------------

VARIABLE ANNUITY BEROLINA
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
iShares Lehman Aggregate
  Bond Fund                                              9,000    $     901,800
Materials Select Sector SPDR
  Fund                                                  23,400          887,796
iShares MSCI Spain Index                                14,000          791,140
Vanguard Emerging Markets VIPERs                         9,000          710,730
Technology Select Sector SPDR
  Fund                                                  28,000          652,960
Health Care Select Sector SPDR
  Fund                                                  18,500          623,080
Industrial Select Sector SPDR
  Fund                                                  16,500          586,410
SPDR MSCI ACWI ex-US ETF*                               15,000          571,950
WisdomTree SmallCap Dividend
  Fund                                                   9,500          543,970
iShares Silver Trust*                                    4,000          534,000
streetTracks Gold Trust*                                 8,000          526,080
iShares Dow Jones US Aerospace
  & Defense Index Fund                                   9,000          508,680
Vanguard FTSE All-World ex-US
  ETF*                                                   9,500          500,840
Vanguard Health Care VIPERs                              8,500          491,045
iShares S&P Global Healthcare
  Sector Index Fund                                      8,500          489,940
Eaton Vance Floating-Rate
  Income Trust, Inc.                                    22,700          424,944
iShares Russell Midcap Value
  Index Fund                                             2,500          383,750
Vanguard Materials ETF                                   4,200          326,592
Nuveen Floating Rate Income
  Opportunity Fund, Inc.                                22,700          321,659
Nuveen Floating Rate Income Fund                        22,700          319,389
BlackRock Corporate High Yield
  Fund V, Inc.                                          22,700          311,671
BlackRock Corporate High Yield
  Fund VI, Inc.                                         22,700          309,174
Energy Select Sector SPDR Fund                           4,500          270,540
iPath Dow Jones-AIG Commodity
  Index Total Return ETN*                                5,000          254,100
iShares MSCI United Kingdom
  Index Fund                                             9,000          216,630
Eaton Vance Senior Income Trust                         22,700          199,079

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
BlackRock Corporate High Yield
  Fund III, Inc.                                        22,700    $     188,410
BlackRock Corporate High Yield
  Fund, Inc.                                            22,700          186,821
Dreyfus High Yield Strategies
  Fund                                                  22,700           97,383
iShares Lehman 20+ Year
  Treasury Bond Fund                                     1,000           88,350
iShares Lehman 7-10 Year
  Treasury Bond Fund                                     1,000           83,130
                                                                  -------------

TOTAL EXCHANGE TRADED FUNDS
  (Cost $44,511,617)                                                 45,472,638
                                                                  -------------

MONEY MARKET MUTUAL FUNDS 1.5%
First American Prime
  Obligations Fund                                     777,493          777,493
                                                                  -------------

TOTAL MONEY MARKET MUTUAL FUNDS
  (Cost $777,493)                                                       777,493
                                                                  -------------

TOTAL INVESTMENTS 100.1%
  (Cost $50,317,762)                                              $  51,434,320
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.1)%                                                 $     (63,346)
                                                                  -------------
NET ASSETS - 100.0%                                               $  51,370,974

      ADR - American Depository Receipt.

*     Non-Income Producing Security.

--------------------------------------------------------------------------------

VARIABLE ANNUITY ESSENTIAL PORTFOLIO CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
MUTUAL FUNDS 98.5%
  Rydex Variable Trust - U.S.
      Government Money Market
      Fund*#                                            263,954         263,954
  Rydex Variable Trust -
      Government Long Bond
      Advantage Fund*#                                   21,126         241,684
  Rydex Variable Trust -
      Absolute Return
      Strategies Fund*#                                   6,997         187,108
  Rydex Variable Trust - Europe
      Advantage Fund*#                                    6,163         186,623
  Rydex Variable Trust -
      Large-Cap Value Fund*#                              4,037         132,709
  Rydex Variable Trust -
      Multi-Cap Core Equity
      Fund*#                                              3,031          88,194
  Rydex Variable Trust -
      Commodities Fund*#                                  3,179          59,670
  Rydex Variable Trust - Real
      Estate Fund*#                                       1,019          52,285
  Rydex Variable Trust -
      Large-Cap Growth Fund*#                             1,789          48,481
  Rydex Variable Trust -
      Mid-Cap Value Fund*#                                1,723          40,576
  Rydex Variable Trust -
      Mid-Cap Growth Fund*#                               1,100          33,683
  Rydex Variable Trust - Hedged
      Equity Fund*#                                       1,055          28,390
  Rydex Variable Trust - Sector
      Rotation Fund*#                                     2,059          28,311
  Rydex Variable Trust -
      Small-Cap Value Fund*#                                974          28,287
                                                                  -------------

TOTAL MUTUAL  FUNDS
  (Cost $1,409,145)                                                   1,419,955
                                                                  -------------

TOTAL INVESTMENTS 98.5%
  (Cost $1,409,145)                                               $   1,419,955
                                                                  -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.5%                                              $      21,286
                                                                  -------------
NET ASSETS - 100.0%                                               $   1,441,241

*     Non-Income Producing Security.

#     Affiliated Fund

--------------------------------------------------------------------------------

VARIABLE ANNUITY ESSENTIAL PORTFOLIO MODERATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
MUTUAL FUNDS 98.7%
  Rydex Variable Trust - Europe
      Advantage Fund*#                                   21,093         638,704
  Rydex Variable Trust - Japan
      Advantage Fund*#                                   16,957         465,298
  Rydex Variable Trust -
      Absolute Return
      Strategies Fund*#                                  14,222         380,305
  Rydex Variable Trust -
      Government Long Bond
      Advantage Fund*#                                   32,971         377,184
  Rydex Variable Trust - Nova
      Fund*#                                             31,150         315,237
  Rydex Variable Trust -
      Large-Cap Value Fund*#                              8,646         284,183
  Rydex Variable Trust - Real
      Estate Fund*#                                       5,475         280,820
  Rydex Variable Trust -
      Commodities Fund*#                                 14,408         270,441
  Rydex Variable Trust - OTC
      Fund*#                                             16,078         249,203
  Rydex Variable Trust -
      Mid-Cap Value Fund*#                                7,931         186,769
  Rydex Variable Trust -
      Multi-Cap Core Equity
      Fund*#                                              6,008         174,846
  Rydex Variable Trust -
      Mid-Cap Growth Fund*#                               3,905         119,624
  Rydex Variable Trust -
      Small-Cap Value Fund*#                              4,060         117,900
  Rydex Variable Trust - Hedged
      Equity Fund*#                                       3,830         103,068
  Rydex Variable Trust -
      Russell 2000 Advantage
      Fund*#                                              2,401         100,820
  Rydex Variable Trust -
      Large-Cap Growth Fund*#                             3,441          93,248
  Rydex Variable Trust - Sector
      Rotation Fund*#                                     6,230          85,657
                                                                  -------------
TOTAL MUTUAL  FUNDS
  (Cost $4,175,942)                                                   4,243,307
                                                                  -------------
TOTAL INVESTMENTS 98.7%
  (Cost $4,175,942)                                               $   4,243,307
                                                                  -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.3%                                              $      55,261
                                                                  -------------
NET ASSETS - 100.0%                                               $   4,298,568

*     Non-Income Producing Security.

#     Affiliated Fund

--------------------------------------------------------------------------------

VARIABLE ANNUITY ESSENTIAL PORTFOLIO AGGRESSIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          March 31, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
MUTUAL FUNDS 100.4%
  Rydex Variable Trust - Japan
      Advantage Fund*#                                   12,202         334,831
  Rydex Variable Trust - Europe
      Advantage Fund*#                                    6,360         192,573
  Rydex Variable Trust -
      Dynamic S&P 500 Fund*#                              8,515         183,238
  Rydex Variable Trust -
      Dynamic OTC Fund*#                                  6,532         152,651
  Rydex Variable Trust - Real
      Estate Fund*#                                       2,885         147,966
  Rydex Variable Trust -
      Small-Cap Value Fund*#                              3,254          94,496
  Rydex Variable Trust -
      Government Long Bond
      Advantage Fund*#                                    7,434          85,051
  Rydex Variable Trust -
      Absolute Return
      Strategies Fund*#                                   3,002          80,268
  Rydex Variable Trust -
      Commodities Fund*#                                  4,192          78,686
  Rydex Variable Trust -
      Russell 2000 Advantage
      Fund*#                                              1,716          72,054
  Rydex Variable Trust -
      Multi-Cap Core Equity
      Fund*#                                              2,034          59,200
  Rydex Variable Trust -
      Mid-Cap Growth Fund*#                               1,616          49,510
  Rydex Variable Trust -
      Mid-Cap Value Fund*                                 2,063          48,578
  Rydex Variable Trust -
      Large-Cap Value Fund*                               1,461          48,023
  Rydex Variable Trust -
      Small-Cap Growth Fund*#                             1,289          39,669
  Rydex Variable Trust - Sector
      Rotation Fund*#                                     2,630          36,156
  Rydex Variable Trust -
      Large-Cap Growth Fund*#                             1,297          35,152
                                                                  -------------

TOTAL MUTUAL  FUNDS
  (Cost $1,716,492)                                                   1,738,102
                                                                  -------------

TOTAL INVESTMENTS 100.4%
  (Cost $1,716,492)                                               $   1,738,102
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.4)%                                                 $      (6,925)
                                                                  -------------
NET ASSETS - 100.0%                                               $   1,731,177

#     Affiliated Fund

*     Non-Income Producing Security.

--------------------------------------------------------------------------------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on May 21, 2007, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)

                                 CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Variable Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 21, 2007


                                            /s/ Carl G. Verboncoeur
                                            -----------------------
                                            Carl G. Verboncoeur
                                            President

                                                                       EX.-3(ii)

                                 CERTIFICATIONS

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Variable Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 21, 2007


                                            /s/ Nick Bonos
                                            --------------------------
                                            Nick Bonos
                                            Vice President & Treasurer

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)              Rydex Variable Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                               Carl G. Verboncoeur, President

Date                       May 21, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                               Carl G. Verboncoeur, President

Date                       May 21, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Nick Bonos
                        --------------------------------------------------------
                               Nick Bonos, Vice President & Treasurer

Date                       May 21, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.